AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 27, 2010

1933 Act No. 333-74295
1940 Act No. 811-09253

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 154 [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 155 [X]

WELLS FARGO FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

525 Market Street
San Francisco, California 94105
(Address of Principal Executive Offices)
(800) 222-8222
(Registrant's Telephone Number)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, California 94105
(Name and Address of Agent for Service)

With a copy to:

Marco E. Adelfio, Esq.
Goodwin Procter LLP
901 New York Avenue, N.W.
Washington, D.C. 20001

It is propsed that this filing will become effective: (check appropriate box)
immediately upon filing pursuant to paragraph (b)
on [date] pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(i)
on [date] pursuant to paragraph (a)(i)
75 days after filing pursuant to paragraph (a)(ii)
X	on July 16, 2010 pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-efective amendment

Explanatory Note: This Post-Effective Amendment No. 154 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") is being filed primarily to register new series of the Trust.

WellsFargo
Wells Fargo Advantage Funds® - Large Cap Stock Funds
Prospectus July 19, 2010

Class Value Fund
Class A - ETRAX, Class B - ETRBX, Class C - ETRCX

Core Equity Fund
Class A - EGIAX, Class B - EGIBX, Class C - EGICX

Disciplined U. S. Core Fund
Class A - EVSAX, Class C - EVSTX

Disciplined Value Fund
Class A - EDSAX, Class C - EDSCX

Intrinsic Value Fund
Class A - EIVAX, Class B - EIVBX, Class C - EIVCX

Large Cap Core Fund
Class A - EGOAX, Class C - EGOCX

Omega Growth Fund
Class A - EKOAX, Class B - EKOBX, Class C -EKOCX

Premier Large Company Growth Fund
Class A - EKJAX, Class B - EKJBX, Class C - EKJCX

Strategic Large Cap Growth Fund
Class A - ESGAX, Class C - ESGTX

Classes A, B, C

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

Wells Fargo Advantage Funds

Classic Value Fund Summary

Investment Objective

The Classic Value Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages __ and __ of the Prospectus and "Additional Purchase and Redemption Information" on page __ of the SAI.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	5.00%	1.00%

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Value Index. The market capitalization range of the Russell 1000® Value Index was $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The Fund may invest up to 20% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We are value-oriented long-term fundamental investors who seek to own businesses whose economics we understand well. We primarily focus on companies that are structurally well positioned through a combination of favorable industry forces and company-specific competitive advantages. We use the results of our fundamental analysis to come up with a range of intrinsic values for the business underlying each equity security. Our goal is to purchase equity securities with a margin of safety, which we believe comes from both our purchase price relative to our range of value estimates and the quality of the businesses that we are purchasing.

We look to sell our holdings when the valuation is no longer favorable, our assessment of the quality of the business changes or when we find more attractive opportunities.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Value Style Investment Risk. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Adviser
Wells Fargo Funds Management, LLC
Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	Walter T. McCormick, CFA, Portfolio Manager / 2010 Gary Mishuris, CFA, Portfolio Manager / 2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to"Summary of Other Important Information Regarding Purchase and Sale of Fund Shares"beginning on page xx of the Prospectus.

Core Equity Fund Summary

Investment Objective

The Core Equity Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages __ and __ of the Prospectus and "Additional Purchase and Redemption Information" on page __ of the SAI.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	5.00%	1.00%

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large capitalization companies, and may invest up to 20% of the Fund's assets in equity securities of foreign issuers, including ADRs and similar investments. We invest principally in equity securities of large capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was approximately $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently.

Furthermore, we may use futures, options, or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We are long term investors, focused on identifying highly differentiated companies with key growth drivers, sustainable cash flow production, and high returns on capital. Our preference is for companies with sustainable competitive advantages and high barriers to entry, and we seek strong management teams with a focus on shareholder value creation. Both growth and value opportunities are evaluated with an approach that uses the present value of estimated future cash flows as the core methodology for measuring intrinsic value. We employ a disciplined fundamental research process which produces bottom-up company assessments using key assumptions that drive sales, margins, and asset intensity. Scenario analysis is designed to provide a meaningful range of outcomes and the ability to assess investors' embedded expectations. Management seeks to purchase companies that meet the criteria above when the shares are selling at a significant discount to intrinsic value. Sell decisions are similarly driven by our long term fundamental analysis. We constantly review portfolio investments and may sell a holding when it has achieved its valuation target, if we believe there is structural or permanent deterioration in the underlying fundamentals of the business, or we identify what we believe is a more attractive investment opportunity with a better margin of safety.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Value Style Investment Risk. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Adviser
Wells Fargo Funds Management, LLC
Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	Walter T. McCormick,, CFA, Portfolio Manager / 2010 Emory W. (Sandy) Sanders, Jr., CFA, Portfolio Manager / 2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to"Summary of Other Important Information Regarding Purchase and Sale of Fund Shares"beginning on page xx of the Prospectus.

Disciplined U.S. Core Fund Summary

Investment Objective

The Disciplined U.S. Core Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages __ and __ of the Prospectus and "Additional Purchase and Redemption Information" on page __ of the SAI.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None	1.00%

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

 Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of U.S. large capitalization companies. We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500 Index. The market capitalization range of the S&P 500 Index was $1.1 billion to $323.7 billion, as of December 31, 2009, and is expected to change frequently.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We employ a quantitative investment approach to identify companies with favorable investment characteristics in the areas of valuation, investor sentiment and quality. Our approach looks to achieve positive excess returns relative to the S&P 500 Index by using stock selection to take controled active risks in a portfolio that is similar to the benchmark. We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective.The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Value Style Investment Risk. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Advisor	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC
Investment Sub-Adviser
Wells Capital Management, LLC	William E. Zieff, Portfolio Manager / 2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to"Summary of Other Important Information Regarding Purchase and Sale of Fund Shares"beginning on page xx of the Prospectus.

Disciplined Value Fund Summary

Investment Objective

The Disciplined Value Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages __ and __ of the Prospectus and "Additional Purchase and Redemption Information" on page __ of the SAI.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None	1.00%

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of large-capitalization companies. We define large-capitalization companies as companies with market capitalizations within the range of the Russell 1000® Value Index. The market capitalization range of the Russell 1000® Value Index was approximately $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We employ a quantitative investment approach that seeks to identify companies with favorable investment characteristics in the areas of valuation, investor sentiment and quality. In the aggregate, our approach seeks to offer portfolio risk characteristics similar to those of the Russell 1000® Value Index, while emphasizing those investment characteristics we consider most likely to lead to performance greater than that of the Russell 1000® Value Index.

We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Value Style Investment Risk. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Adviser
Wells Fargo Funds Management, LLC
Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	William E. Zieff, Portfolio Manager / 2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to"Summary of Other Important Information Regarding Purchase and Sale of Fund Shares"beginning on page xx of the Prospectus.

Intrinsic Value Fund Summary

Investment Objective

The Intrinsic Value Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages __ and __ of the Prospectus and "Additional Purchase and Redemption Information" on page __ of the SAI.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	5.00%	1.00%

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of large-capitalization companies and up to 20% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.''

We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Value Index. The market capitalization range of the Russell 1000® Value Index was $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Issuer Concentration Risk
 Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Value Style Investment Risk. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Advisor	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC
Investment Sub-adviser
Metropolitan West Capital Management, LLC	Howard Gleicher, CFA, Portfolio Manager / 2010 Gary Lisenbee, Portfolio Manager / 2010 David Graham, Portfolio Manager / 2010 Jeffrey Peck, Portfolio Manager / 2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to"Summary of Other Important Information Regarding Purchase and Sale of Fund Shares"beginning on page xx of the Prospectus.

Large Cap Core Fund Summary

Investment Objective

The Large Cap Core Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages __ and __ of the Prospectus and "Additional Purchase and Redemption Information" on page __ of the SAI.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None	1.00%

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index. The market capitalization range of the S&P 500® Index was $1.1 billion to $323.7 billion, as of December 31, 2009, and is expected to change frequently.

Under normal circumstances, we invest up to 10% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco.

We utilize a combination of quantitative methods and qualitative analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. We use proprietary valuation, earnings and trading momentum models to rank securities in terms of their valuation, potential for delivering future earnings in excess of current analysts' expectations and overall attractiveness.

In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price. Stocks that fall below minimum threshold rankings in either the valuation or earnings models are candidates for sale. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective.The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Value Style Investment Risk. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Adviser
Wells Fargo Funds Management, LLC
Sub-Adviser	Portfolio Manager, Title/Managed Since
Golden Capital Management, LLC	Jeff C. Moser, CFA, Portfolio Manager / 2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to"Summary of Other Important Information Regarding Purchase and Sale of Fund Shares"beginning on page xx of the Prospectus.

Omega Growth Fund Summary

Investment Objective

The Omega Growth Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages __ and __ of the Prospectus and "Additional Purchase and Redemption Information" on page __ of the SAI.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	5.00%	1.00%

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its total assets in equity securities and may invest up to 25% of the its total assets in equity securities of foreign issuers, including ADRs and similar investments. We invest principally in equity securities of companies of all market capitalizations.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The goal of our fundamental investment process is to identify the small number of high quality companies capable of sustaining above average, long-term cash flow growth and then to invest at a significant discount to our valuation estimate to create long-term value for investors. Our strategy is focused on firms with a strong business franchise that, because of their structural advantages, are best-positioned to benefit from the secular growth trends in their industry. Our investment process is forward looking. Because we approach research from the perspective of a potential owner, we focus on future cash flows for measuring intrinsic value. Through our fundamental, bottom-up analysis, we form distinct, company-specific insights. Our disciplined scrutiny of upside potential and downside risk gives us the confidence to make long-term investments regardless of the short-term impact of business cycles. Our fund is constructed company by company, based on our level of conviction. Our sell decisions are similarly driven by our long-term fundamental analysis. Always vigilant of the overall portfolio's risk-return profile, we would also sell a stock if we found a more attractive candidate with a better margin of safety. As long-term investors, our final portfolio typically has a low average turnover and typically holds 35-60 stocks.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Issuer Concentration Risk
 Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Adviser
Wells Fargo Funds Management, LLC
Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	Aziz Hamzaogullari, CFA, Portfolio Manager / 2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to"Summary of Other Important Information Regarding Purchase and Sale of Fund Shares"beginning on page xx of the Prospectus.

Premier Large Company Growth Fund Summary

Investment Objective

The Premier Large Company Growth Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages __ and __ of the Prospectus and "Additional Purchase and Redemption Information" on page __ of the SAI.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	5.00%	1.00%

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was approximately $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently. Under normal cicumstances, we invest up to 20% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments. As long-term investors, our final portfolio typically has a low average turnover and typically holds 30-50 stocks.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The goal of our fundamental investment process is to identify the small number of high quality companies capable of sustaining above average, long-term cash flow growth and then to invest at a significant discount to our valuation estimate to create long-term value for investors. Our strategy is focused on firms with a strong business franchise that, because of their structural advantages, are best-positioned to benefit from the secular growth trends in their industry. Our investment process is forward looking. Because we approach research from the perspective of a potential owner, we focus on future cash flows for measuring intrinsic value. Through our fundamental, bottom-up analysis, we form distinct, company-specific insights. Our disciplined scrutiny of upside potential and downside risk gives us the confidence to make long-term investments regardless of the short-term impact of business cycles. Our fund is constructed company by company, based on our level of conviction.

Our sell decisions are similarly driven by our long-term fundamental analysis. Always vigilant of the overall portfolio's risk-return profile, we would also sell a stock if we found a more attractive candidate with a better margin of safety.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Issuer Concentration Risk
 Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Adviser
Wells Fargo Funds Management, LLC
Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	Aziz Hamzaogullari, CFA, Portfolio Manager / 2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to"Summary of Other Important Information Regarding Purchase and Sale of Fund Shares"beginning on page xx of the Prospectus.

Strategic Large Cap Growth Fund Summary

Investment Objective

The Strategic Large Cap Growth Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages __ and __ of the Prospectus and "Additional Purchase and Redemption Information" on page __ of the SAI.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None	1.00%

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies.

We invest principally in equity securities of large-capitalization companies which we define as companies with market capitalizations within the range of the Russell 1000® Index. As of December 31, 2009, the Russell 1000® Index had a market capitalization range of $263 million to $324 billion.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may actively trade portfolio securities.

We use a bottom-up investment process that combines quantitative and qualitative research to identify companies with histories of superior earnings growth, strong current fundamentals and rising earnings estimates. We begin with a universe of approximately 1,300 stocks, which include the constituents of the Russell 1000® Growth Index. We use a multi-factor quantitative model that assesses elements of growth, momentum, earnings quality and financial strength to identify and rank companies with demonstrated histories of high quality earnings growth, favorable income statement and balance sheet trends and strong free cash flow. We then conduct qualitative fundamental analysis to gain a more complete understanding of the business and the different factors that may influence the company's market price over time. Specifically, we assess the quality of reported earnings, analyze growth and profitability trends, challenge consensus-derived long-term growth estimates and look at the overall growth and competitive position of the specific company within its industry. We continually monitor our holdings and search for deterioration in earnings trends that could trigger a disappointment. Signs of deterioration include a decline in a stock's quantitative rank, a disconnect between cash flow growth and reported earnings, decreasing profit margins, and slowing revenue growth. When we identify early signs of deterioration, or when a stock's quantitative rank declines, a sell review is conducted. However, we do not identify any one specific sell trigger. The final portfolio represents 50-70 of the team's highest conviction names, broadly diversified across the different sectors of the Russell 1000® Growth Index.

Principal Investment Risks

Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Adviser
Wells Fargo Funds Management, LLC
Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	W. Shannon Reid, CFA, Portfolio Manager / 2010 David M. Chow, CFA, Portfolio Manager / 2010 Jay Zelko, Portfolio Manager / 2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to"Summary of Other Important Information Regarding Purchase and Sale of Fund Shares"beginning on page xx of the Prospectus.

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Class A and Class C: $1,000
Class B shares are generally
closed to new investment.

Minimum Additional
Investment
All Classes: $100
See How to Buy Shares
beginning on page ___ of the
Prospectus

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston,MA 02266-8266 Internet: www.wellsfargo.com/ advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone, wire or in person on any business day. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

Key Fund Information

This Prospectus contains information about the Fund within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

  what the Fund is trying to achieve;

  how we intend to invest your money; and

  what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investments and practices.Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets"are measured as percentages of net assets plus borrowings for investment purposes.The investment policy of the Funds, except for the Classic Value Fund, the Disciplined Value Fund, the Intrinsic Value Fund and the Omega Growth Fund, concerning"80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

Principal Risk Factors

This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

Classic Value Fund

Investment Adviser Wells Fargo Funds Management, LLC
Sub-Adviser Wells Capital Management Incorporated
Portfolio Managers Walter T. McCormick, CFA Gary Mishuris, CFA
Fund Inception: 7/9/2010 Class A: Ticker: ETRAX Fund Number: 4319 Class B: Ticker: ETRBX Fund Number: 826 Class C: Ticker: ETRCX Fund Number: 4509

Investment Objective

The Classic Value Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of large capitalization companies.

Principal Investment Strategies

We invest principally in equity securities of large capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Value Index. The market capitalization range of the Russell 1000® Value Index was $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The Fund may invest up to 20% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We are value-oriented long-term fundamental investors who seek to own businesses whose economics we understand well. We primarily focus on companies that are structurally well positioned through a combination of favorable industry forces and company-specific competitive advantages. We use the results of our fundamental analysis to come up with a range of intrinsic values for the business underlying each equity security. Our goal is to purchase equity securities with a margin of safety, which we believe comes from both our purchase price relative to our range of value estimates and the quality of the businesses that we are purchasing.

We look to sell our holdings when the valuation is no longer favorable, our assessment of the quality of the business changes or when we find more attractive opportunities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government bligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Foreign Investment Risk Issuer Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Core Equity Fund

Investment Adviser Wells Fargo Funds Management, LLC
Sub-Adviser Wells Capital Management Incorporated
Portfolio Managers Walter T. McCormick, CFA Emory W. (Sandy) Sanders, Jr., CFA
Fund Inception: 7/19/2010 Class A Ticker: EGIAX Fund Number: 4318 Class B Ticker: EGIBX Fund Number: 825 Class C Ticker: EGICX Fund Number: 4508

Investment Objective

The Core Equity Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the fund's net assets in equity securities of large capitalization companies; and

  up to 20% of the fund's assets in equity securities of foreign issuers, including ADRs and similar investments.

Principal Investment Strategies

We invest principally in equity securities of large capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was approximately $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently. Furthermore, we may use futures, options, or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We are long term investors, focused on identifying highly differentiated companies with key growth drivers, sustainable cash flow production, and high returns on capital. Our preference is for companies with sustainable competitive advantages and high barriers to entry, and we seek strong management teams with a focus on shareholder value creation. Both growth and value opportunities are evaluated with an approach that uses the present value of estimated future cash flows as the core methodology for measuring intrinsic value. We employ a disciplined fundamental research process which produces bottom-up company assessments using key assumptions that drive sales, margins, and asset intensity. Scenario analysis is designed to provide a meaningful range of outcomes and the ability to assess investors' embedded expectations. Management seeks to purchase companies that meet the criteria above when the shares are selling at a significant discount to intrinsic value. Sell decisions are similarly driven by our long term fundamental analysis. We constantly review portfolio investments and may sell a holding when it has achieved its valuation target, if we believe there is structural or permanent deterioration in the underlying fundamentals of the business, or we identify what we believe is a more attractive investment opportunity with a better margin of safety.

The Fund may hold some of its assets in cash or money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Disciplined U.S. Core Fund

Investment Adviser Wells Fargo Funds Management, LLC
Sub-Adviser Wells Capital Management Incorporated
Portfolio Managers William E. Zieff
Fund Inception: 7/16/2010 Class A: Ticker: EVSAX Fund Number: 616 Class C: Ticker: EVSTX Fund Number: 4505

Investment Objective

The Disciplined U.S. Core Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of U.S. large-capitalization companies.

Principal Investment Strategies

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500 Index. The market capitalization range of the S&P 500 Index was $1.1 billion to $323.7 billion, as of December 31, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We employ a quantitative investment approach to identify companies with favorable investment characteristics in the areas of valuation, investor sentiment and quality. Our approach looks to achieve positive excess returns relative to the S&P 500 Index by using stock selection to take controlled active risks in a portfolio that is similar to the benchmark. We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Growth Style Investment Risk Issuer Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Disciplined Value Fund

INVESTMENT ADVISER Wells Fargo Funds Management, LLC
INVESTMENT SUB-ADVISER Wells Capital Management Incorporated
PORTFOLIO MANAGER William E. Zieff
FUND INCEPTION: July 16, 2010 CLASS A Ticker: EDSAX Fund Number: 4311 CLASS C Ticker: EDSCX Fund Number: 986

Investment Objective

The Disciplined Value Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  we invest at least 80% of the Fund's total assets in equity securities of large-capitalization companies.

Principal Investment Strategies

We invest principally in equity securities of large-capitalization companies. We define large-capitalization companies as companies with market capitalizations within the range of the Russell 1000® Value Index. The market capitalization range of the Russell 1000® Value Index was approximately $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We employ a quantitative investment approach that seeks to identify companies with favorable investment characteristics in the areas of valuation, investor sentiment and quality. In the aggregate, our approach seeks to offer portfolio risk characteristics similar to those of the Russell 1000® Value Index, while emphasizing those investment characteristics we consider most likely to lead to performance greater than that of the Russell 1000® Value Index.

We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Issuer Risk Leverage Risk Liquidity Risk	Management Risk Market Risk Regulatory Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Intrinsic Value Fund

INVESTMENT ADVISER Wells Fargo Funds Management, LLC
INVESTMENT SUB-ADVISER Metropolitan West Capital Management, LLC
PORTFOLIO MANAGER Howard Gleicher, CFA Gary Lisenbee David Graham Jeffrey Peck
FUND INCEPTION: July 16, 2010 CLASS A Ticker: EIVAX Fund Number: 4302 CLASS B Ticker: EIVBX Fund Number: 4409 CLASS C Ticker: EIVCX Fund Number: 417

Investment Objective

The Intrinsic Value Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity securities of large-capitalization companies; and

  up to 20% of the Fund's total assets in equity securities of foreign issuers, through ADRs and similar investments

Principal Investment Strategies

We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Value Index. The market capitalization range of the Russell 1000® Value Index was $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Foreign Investment Risk Issuer Risk Issuer Concentration Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Large Cap Core Fund

INVESTMENT ADVISER Wells Fargo Funds Management, LLC
INVESTMENT SUB-ADVISER Golden Capital Management, LLC
PORTFOLIO MANAGER Jeff C. Moser, CFA
Fund Inception: 7/16/2010 Class A: Ticker: EGOAX Fund Number: 4314 Class C: Ticker: EGOCX Fund Number: 4519

Investment Objective

The Large Cap Core Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

  up to 10% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

Principal Investment Strategies

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index. The market capitalization range of the S&P 500® Index was $1.1 billion to $323.7 billion, as of December 31, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco.

We utilize a combination of quantitative methods and qualitative analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. We use proprietary valuation, earnings and trading momentum models to rank securities in terms of their valuation, potential for delivering future earnings in excess of current analysts' expectations and overall attractiveness.

In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price. Stocks that fall below minimum threshold rankings in either the valuation or earnings models are candidates for sale. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Omega Growth Fund

INVESTMENT ADVISER Wells Fargo Funds Management, LLC
INVESTMENT SUB-ADVISER Wells Capital Management Incorporated
PORTFOLIO MANAGER Aziz Hamzaogullari, CFA
FUND INCEPTION: July 16, 2010 CLASS A Ticker: EKOAX Fund Number: 4303 CLASS B Ticker: EKOBX Fund Number: 319 CLASS C Ticker: EKOCX Fund Number: 419

Investment Objective

The Omega Growth Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of its total assets in equity securities; and

  up to 25% of the its total assets in equity securities of foreign issuers, including ADRs and similar investments.

Principal Investment Strategies

We invest principally in equity securities of companies of all market capitalizations. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The goal of our fundamental investment process is to identify the small number of high quality companies capable of sustaining above average, long-term cash flow growth and then to invest at a significant discount to our valuation estimate to create long-term value for investors. Our strategy is focused on firms with a strong business franchise that, because of their structural advantages, are best-positioned to benefit from the secular growth trends in their industry. Our investment process is forward looking. Because we approach research from the perspective of a potential owner, we focus on future cash flows for measuring intrinsic value. Through our fundamental, bottom-up analysis, we form distinct, company-specific insights. Our disciplined scrutiny of upside potential and downside risk gives us the confidence to make long-term investments regardless of the short-term impact of business cycles. Our fund is constructed company by company, based on our level of conviction. Our sell decisions are similarly driven by our long-term fundamental analysis. Always vigilant of the overall portfolio's risk-return profile, we would also sell a stock if we found a more attractive candidate with a better margin of safety. As long-term investors, our final portfolio typically has a low average turnover and typically holds 35-60 stocks.

The Fund may hold some of its assets in cash or in money market instruments, including U.S.Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk Issuer Concentration Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Regulatory Risk Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Premier Large Company Growth Fund

INVESTMENT ADVISER Wells Fargo Funds Management, LLC
INVESTMENT SUB-ADVISER Wells Capital Management Incorporated
PORTFOLIO MANAGER Aziz Hamzaogullari, CFA
FUND INCEPTION: July 16, 2010 CLASS A Ticker: EKJAX Fund Number: 4325 CLASS B Ticker: EKJBX Fund Number: 4404 CLASS C Ticker: EKJCX Fund Number: 948

Investment Objective

The Premier Large Company Growth Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of large-capitalization companies.

Principal Investment Strategies

We invest principally in equity securities of large-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was approximately $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The goal of our fundamental investment process is to identify the small number of high quality companies capable of sustaining above average, long-term cash flow growth and then to invest at a significant discount to our valuation estimate to create long-term value for investors. Our strategy is focused on firms with a strong business franchise that, because of their structural advantages, are best-positioned to benefit from the secular growth trends in their industry. Our investment process is forward looking. Because we approach research from the perspective of a potential owner, we focus on future cash flows for measuring intrinsic value. Through our fundamental, bottom-up analysis, we form distinct, company-specific insights. Our disciplined scrutiny of upside potential and downside risk gives us the confidence to make long-term investments regardless of the short-term impact of business cycles. Our fund is constructed company by company, based on our level of conviction.

Our sell decisions are similarly driven by our long-term fundamental analysis. Always vigilant of the overall portfolio's risk-return profile, we would also sell a stock if we found a more attractive candidate with a better margin of safety.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk Issuer Concentration Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Strategic Large Cap Growth Fund

INVESTMENT ADVISER Wells Fargo Funds Management, LLC
INVESTMENT SUB-ADVISER Wells Capital Management Incorporated
PORTFOLIO MANAGER W. Shannon Reid, CFA David M. Chow, CFA Jay Zelko
FUND INCEPTION: July 16, 2010 CLASS A Ticker: ESGAX Fund Number: 740 CLASS C Ticker: ESGTX Fund Number: 4513

Investment Objective

The Strategic Large Cap Growth Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of large-capitalization companies.

Principal Investment Strategies

We invest principally in equity securities of large-capitalization companies which we define as companies with market capitalizations within the range of the Russell 1000® Index. As of December 31, 2009, the Russell 1000® Index had a market capitalization range of $263 million to $324 billion.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may actively trade portfolio securities.

We use a bottom-up investment process that combines quantitative and qualitative research to identify companies with histories of superior earnings growth, strong current fundamentals and rising earnings estimates. We begin with a universe of approximately 1,300 stocks, which include the constituents of the Russell 1000® Growth Index. We use a multi-factor quantitative model that assesses elements of growth, momentum, earnings quality and financial strength to identify and rank companies with demonstrated histories of high quality earnings growth, favorable income statement and balance sheet trends and strong free cash flow. We then conduct qualitative fundamental analysis to gain a more complete understanding of the business and the different factors that may influence the company's market price over time. Specifically, we assess the quality of reported earnings, analyze growth and profitability trends, challenge consensus-derived long-term growth estimates and look at the overall growth and competitive position of the specific company within its industry. We continually monitor our holdings and search for deterioration in earnings trends that could trigger a disappointment. Signs of deterioration include a decline in a stock's quantitative rank, a disconnect between cash flow growth and reported earnings, decreasing profit margins, and slowing revenue growth. When we identify early signs of deterioration, or when a stock's quantitative rank declines, a sell review is conducted. However, we do not identify any one specific sell trigger. The final portfolio represents 50-70 of the team's highest conviction names, broadly diversified across the different sectors of the Russell 1000® Growth Index.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Active Trading Risk Counter-Party Risk Derivatives Risk Growth Style Investment Risk Issuer Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Active Trading Risk
Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Counter-Party Risk
 When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Derivatives Risk
 The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Foreign Investment Risk
 Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

Growth Style Investment Risk
 Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

Issuer Risk
 The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

Issuer Concentration Risk
Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.

Leverage Risk
 Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk
A security may not be sold at the time desired or without adversely affecting the price.

Management Risk
 We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets. The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously.

Regulatory Risk
 Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk
Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Value Style Investment Risk
Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

Organization and Management of the Funds

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

The Investment Adviser

Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank.Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption"Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund will be available in the Funds' annual or semiannual report for the fiscal period next ending after the date of this Prospectus.

The Fund has not yet commenced operations and so has not yet paid an advisory fee to Funds Management for a completed fiscal year.

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator, principal underwriter, and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

The Sub-Advisers and Portfolio Managers

The following sub-advisers and portfolio managers perform day-to-day investment management activities for the Funds. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Golden Capital Management, LLC (Golden Capital) is the sub-adviser to Wells Fargo Advantage Large Cap Core Fund. Golden Capital (originally Golden Capital Management, a division of Smith Asset Management Group) was founded in 1999 by Greg W. Golden, currently President, CEO and member of the investment team, and Jeffrey Moser, currently Chief Operating Officer and member of the investment team. Golden Capital is located at 5 Resource Square, Suite 150, 10715 David Taylor Drive, Charlotte, North Carolina 28262. Wachovia Alternative Strategies, Inc., a wholly owned subsidiary of Wachovia, owns a 45% minority stake interest in Golden Capital.

Jeff C. Moser, CFA Large Cap Core Fund

Mr. Moser is responsible for managing the Large Cap Core Fund, which he has managed since 2010. Mr. Moser co-founded Golden Capital Management in March 1999. He serves as Chief Operating Officer for the firm and Chairman of the Investment Policy Committee. He has been the lead portfolio manager for the Large Cap Core strategy since its inception in 1995. Education: B.S., Mathematics, Wake Forest University. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute and the NC CFA Society.

Metropolitan West Capital Management, LLC (MetWest Capital), located at 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660. MetWest Capital is the sub-adviser for the Intrinsic Value Fund. Accordingly, MetWest Capital is responsible for the day-to-day investment management activities of the Large Cap Appreciation Fund. MetWest Capital is a registered investment adviser that provides investment management services to pension plans, endowments, mutual funds, and individual investors.

Howard Gleicher, CFA Intrinsic Value Fund

Mr. Gleicher is jointly responsible for managing the Intrinsic Value Fund, which he has managed since 2010. Mr. Gleicher is CEO, Chief Investment Officer and Lead Strategist for the Large Cap Intrinsic Value, International Core Value and Global Intrinsic Equity strategies and serves as a Senior Analyst with MetWest Capital's investment team. He co-founded MetWest Capital with Gary W. Lisenbee and Steve Borowski in 1997. Education: B.S. and M.S, Electrical Engineering, Stanford University; M.B.A., Harvard Business School. Mr. Gleicher has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute.

Gary Lisenbee Intrinsic Value Fund

Mr. Lisenbee is jointly responsible for managing the Intrinsic Value Fund, which he has managed since 2010. Mr. Lisenbee is President and serves as a Senior Analyst with MetWest Capital's investment team. He co-founded MetWest Capital with Howard Gleicher, CFA and Steve Borowski in 1997. Education: B.A., Accounting, California State University, Fullerton; M.A., Economics, California State University, Fullerton.

David Graham Intrinsic Value Fund

Mr. Graham is jointly responsible for managing the Intrinsic Value Fund, which he has managed since 2010. Mr. Graham is a Senior Vice President and serves as a Senior Analyst with MetWest Capital's investment team. He joined MetWest Capital in 2000. Education: B.S., Economics, Occidental College; M.B.A., Stanford University.

Jeffrey Peck Intrinsic Value Fund

Mr. Peck is jointly responsible for managing the Intrinsic Value Fund, which he has managed since 2010. Mr. Peck is Director of Research and serves as a Senior Analyst with MetWest Capital's investment team. He joined MetWest Capital in 2004. Education: B.S., Mechanical Engineering, State University of New York, Buffalo; M.B.A., New York University's Stern School of Business.

Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco,CA 94105, is the sub-adviser for the Classic Value, Core Equity, Disciplined U. S. Core, Disciplined Value, Omega Growth, Premier Large Company Growth, and Strategic Large Cap Growth Funds. Accordingly, Wells Capital Management is responsible for the dayto-day investment management activities of these Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

David M. Chow, CFA Strategic Large Cap Growth Fund

Mr. Chow is a Director and Portfolio Manager with the Large Cap Growth team of Wells Capital's Equity Management group. His responsibilities include portfolio management, risk management and quantitative research. He has been with Wells Capital or one of its predecessor firms since 1993. He received a BA in economics from the University of Western Ontario (1992). He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the CFA Institute and the CFA North Carolina Society.

Aziz Hamzaogullari, CFA Omega Growth Fund Premier Large Company Growth Fund

Mr. Hamzaogullari is a Managing Director and Director of Research with the Large Cap Core Growth Equity team of Wells Capital's Equity Management group. As head of the Large Cap Research Team, he is responsible for the research and investment process and management of the research team. He has been with Wells Capital or one of its predecessor firms since 2001 and Director of Research since 2003. He received a BS in management from Bilkent University in Turkey and an MBA from George Washington University. He has been awarded the use of the Chartered Financial Analyst (CFA) designation from the CFA Institute, and he is a member of the Boston Security Analysts Society and the CFA Institute.

Walter T. McCormick, CFA Classic Value Fund Core Equity Fund

Mr. McCormick is a Managing Director, Senior Portfolio Manager, and Head of the Large Cap Value/Core Equity team of Wells Capital's Equity Management group. He returned to Wells Capital in 2002. He received a BA from Providence College (1968) and a MBA from Rutgers University (1970). He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the Boston Securities Analysts Society. He is also a past president of the Providence Society of Financial Analysts.

Gary Mishuris, CFA Classic Value Fund

Mr. Mishuris is a Director and Portfolio Manager with the Large Cap Equity Research team of Wells Capital's Equity Management group. His responsibilities include the analysis of the Media and Entertainment; Gaming, Lodging, and Leisure; Healthcare Services; and Telecommunication Services sectors. He has been with Wells Capital or one of its predecessor firms since 2004. He received a BS in Economics and Computer Science from MIT (2001). He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and is a member of both the CFA Institute and the Boston Securities Analysts Society.

W. Shannon Reid, CFA Strategic Large Cap Growth

Mr. Reid is a Managing Director, Senior Portfolio Manager, and the Head of Wells Capital's Large Cap Growth team. Mr. Reid has been with Wells Capital or one of its predecessor firms since 1988. He received a BA in economics from the University of Virginia (1980). He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the CFA North Carolina Society.

Emory W. Sanders, Jr., CFA Core Equity Fund

Mr. Sanders is a Director, Portfolio Manager and Senior Equity Analyst with the Large Cap Equity Research team of Wells Capital's Equity Management group. His responsibilities include the analysis of technology securities, specializing in telecommunications equipment, internet software, and electronic manufacturing service companies. He also is the Consumer Staples Research Team leader, with direct coverage including packaged foods, personal care, household goods, and tobacco. He has been with Wells Capital or one of its predecessor firms since 1997. He received a BS from the University of Vermont (1996). He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the Boston Securities Analysts Society.

Jay Zelko Strategic Large Cap Growth Fund

Mr. Zelko is Director and Portfolio Manager with the Large Cap Growth team of Wells Capital's Equity Management group. His responsibilities include portfolio management, risk management and qualitative research. He has been with Wells Capital or one of its predecessor firms since 1987. He received a BA in Finance from Cleveland State University (1986) and a MBA from the University of North Carolina at Greensboro (1992). He is a
member of the CFA Institute and the CFA North Carolina Society.

William E. Zieff Disciplined Value Fund Disciplined U.S. Core Fund

Mr. Zieff is a Chief Investment Officer and Managing Director with Wells Capital's Global Structured Products group. His responsibilities include leading and directing the investment and business activities of the group. He has been with Wells Capital or one of its predecessor firms since 2000. He received a BA in economics and mathematics from Brown University (1982) and a MBA from Harvard Business School (1988).

Dormant Multi-Manager Arrangement

The Board has adopted a "multi-manager" arrangement for the Funds. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

A Choice of Share Classes

After choosing a Fund, your next most important choice will be which share class to buy. The table below summarizes the features of the classes of shares available through this Prospectus. Not all Funds offer all three share classes. The Funds no longer offer Class B shares, except in connection with the reinvestment of any distributions and exchanges of Class B shares for Class B shares of other Wells Fargo Advantage Funds permitted by our exchange policy (see "How to Exchange Shares" later in this Prospectus). Specific Fund charges may vary, so you should review each Fund's fee table as well as the sales charge schedules that follow. Finally, you should review the "Reductions and Waivers of Sales Charges" section of the Prospectus before making your decision as to which share class to buy.

	Class A	Class B1	Class C
Initial Sales Charge	5.75%	None. Your entire investment goes to work immediately.	None. Your entire investment goes to work immediately.
Contingent deferred sales charge (CDSC)	None (except that a charge of 1% applies to certain redemptions made within eighteen months, following purchases of $1 million or more without an initial sales charge).	5% and declines until it reaches 0% at the beginning of the 7th year.	1% if shares are sold within one year after purchase.
Ongoing distribution (12b-1) fees	None.	0.75%	0.75%
Purchase maximum	None.Volume reductions given upon providing adequate proof of eligibility.	$100,000	$1,000,000
Annual Expenses	Lower ongoing expenses than Classes B and C.	Higher ongoing expenses than Class A because of higher 12b-1 fees.	Higher ongoing expenses than Class A because of higher 12b-1 fees.
Conversion feature	Not applicable.	Yes. Converts to Class A shares after a certain number of years depending on the Fund, so annual expenses decrease.	No. Does not convert to Class A shares, so annual expenses do not decrease.

1

Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges and in connection with the closing of a reorganization. For Class B shares currently outstanding and Class B shares acquired upon reinvestment of dividends, all Class B share attributes, including associated CDSC schedules, conversion features, any applicable CDSC waivers, and distribution plan and shareholder services plan fees,will continue in effect.

Information regarding the Funds' sales charges, breakpoints, and waivers is available free of charge on our Web site at www.wellsfargo.com/advantagefunds. You may wish to discuss this choice with your financial consultant.

Class A Shares Sales Charge Schedule

If you choose to buy Class A shares, you will pay the public offering price (POP) which is the net asset value (NAV) plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.

Class A Shares Sales Charge Schedule
Amount of Purchase	Front-end Sales Charge As % of Public Offering Price	Front-end Sales Charge As % of Net Amount Invested
Less than $50,000	5.75%	6.10%
$50,000 - $99,999	4.75%	4.99%
$100,000 - $249,999	3.75%	3.90%
$250,000 - $499,999	2.75%	2.83%
$500,000 - $999,999	2.00%	2.04%
$1,000,000 and over[1]	0.00%	0.00%

1

We will assess a 1.00% CDSC on Class A share purchases of $1,000,000 or more if they are redeemed within eighteen months from the date of purchase, unless the dealer of record waived its commission.Certain exceptions apply (see "CDSC Waivers"). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

Class B Shares CDSC Schedules

Class B shares are closed to new investors and additional investments from existing shareholders, except that existing shareholders of Class B shares may reinvest any distributions into Class B shares and exchange their Class B shares for Class B shares of other Wells Fargo Advantage Funds (as permitted by our exchange policy) and except specified persons may acquire Class B shares of a Fund in connection with the closing of a reorganization. No new or subsequent investments, including through automatic investment plans, will be allowed in Class B shares of the Funds, except through a distribution reinvestment or permitted exchange or in connection with the closing of a reorganization. For Class B shares currently outstanding and Class B shares acquired upon reinvestment of dividends, all Class B shares attributes, including associated CDSC schedules, conversion features, any applicable CDSC waivers, and distribution plan and shareholder services plan fees, will continue in effect. Existing shareholders of Class B shares who redeem their shares within six years of the purchase date may pay a CDSC based on how long such shareholders have held their shares. Certain exceptions apply (see "CDSC Waivers"). The CDSC schedules are as follows:

Class B Shares CDSC Schedule for the Funds
Redemption Within	1 Year	2 Years	3 Years	4 Years	5 Years	6 Years	7 Years	8 Years
CDSC	5.00%	4.00%	3.00%	3.00%	2.00%	1.00%	0.00%	A shares

To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). After shares are held for six years the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.

If you exchange Class B shares received in a reorganization for Class B shares of another Fund, you will retain the CDSC schedules of your exchanged shares. Additional shares purchased will age at the currently effective higher CDSC schedule first shown above.

Class C Shares Sales Charges

If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. At the time of purchase, the Fund's distributor pays sales commissions of up to 1.00% of the purchase price to selling agents and up to 1.00% annually thereafter. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares, and therefore continue to pay higher ongoing expenses.

Reductions and Waivers of Sales Charges

Generally, we offer more sales charge reductions or waivers for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions or waivers when you are deciding which share class to buy. Consult the Statement of Additional Information for further details regarding reductions and waivers of sales charges.

Class A Shares Sales Charge Reductions and Waivers
 You can pay a lower or no sales charge for the following types of purchases. If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction or waiver and to provide appropriate proof of eligibility.

  You pay no sales charges on Fund shares you buy with reinvested distributions.

  You pay a lower sales charge if you are investing an amount over a breakpoint level. See"Class A Shares Sales Charge Schedule"above.

  You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares of the same Fund within 120 days of the date of the redemption. (Please note, you will still be charged any applicable CDSC on Class B shares you redeem.)

  By signing a Letter of Intent (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. Reinvested dividends and capital gains do not count as purchases made during this period.We will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

  Rights of Accumulation (ROA) allow you to combine Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned (excluding Wells Fargo Advantage money market fund shares, unless you notify us that you previously paid a sales load on these assets) in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A orWealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned and adding the dollar amount of your current purchase.

How a Letter of Intent Can Save You Money!
If you plan to invest, for example, $100,000 in a Wells Fargo Advantage Fund in installments over the next year, by signing a letter of intent you would pay only 3.75% sales load on the entire purchase. Otherwise, you might pay 5.75% on the first $49,999, then 4.75% on the next $50,000!

Accounts That Can Be Aggregated
 You may aggregate the following types of accounts indicated below to qualify for a volume discount:

Can this type of account be aggregated?	Yes	No
Individual accounts	X
Joint accounts	X
UGMA/UTMA accounts	X
Trust account over which the shareholder has individual or shared authority	X
Solely owned business accounts	X
Retirement Plans
Traditional and Roth IRAs	X
SEP IRAs	X
SIMPLE IRAs that use the Wells Fargo Advantage Funds prototype agreement		X
SIMPLE IRAs that do not use the Wells Fargo Advantage Funds prototype agreement	X
403(b) Plan accounts[1]	X
401(k) Plan accounts		X
Other Accounts
529 Plan accounts[2]		X
Accounts held through other brokerage firms		X

1	Effective January 1, 2009, Wells Fargo Advantage Funds will no longer offer new or accept purchases in existing 403(b) accounts utilizing the Wells Fargo Advantage Funds prototype agreement.
2

These accounts may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When plan assets in Fund Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo Advantage money market fund shares) reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.

Based on the above chart, if you believe that you own Fund shares in one or more accounts that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase specifically identify those shares to your selling agent or shareholder servicing agent. For an account to qualify for a volume discount, it must be registered in the name of, or held for the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21. Class A shares purchased at NAV will not be aggregated with other Fund shares for purposes of receiving a volume discount.

Class A Shares Sales Charge Waivers for Certain Parties
We reserve the right to enter into agreements that reduce or waive sales charges for groups or classes of shareholders. If you own Fund shares as part of another account or package such as an IRA or a sweep account, you should read the materials for that account. Those terms may supercede the terms and conditions discussed here. If you fall into any of the following categories, you can buy Class A shares at NAV:

  Current and retired employees, directors/trustees and officers of: 1) Wells Fargo Advantage Funds (including any predecessor funds); 2) Wells Fargo & Company and its affiliates; and 3) family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

  Current employees of: 1) the Fund's transfer agent; 2) broker-dealers who act as selling agents; 3) family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above; and 4) each Fund's sub-adviser, but only for the Fund(s) for which such sub-adviser provides investment advisory services.

  Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund's distributor that allows for load-waived Class A purchases.

  Investment companies exchanging shares or selling assets pursuant to a reorganization, merger, acquisition, or exchange offer to which the Fund is a party.

  Section 529 college savings plan accounts.

  Insurance company separate accounts.

  Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM), subject to review and approval by Funds Management.

  Investors who held Advisor Class shares of a Wells Fargo Advantage Fund at the close of business on June 20, 2008 (the "Eligibility Time"), so long as the following conditions are met: 1) any purchases at NAV are limited to Class A shares of the same Fund in which the investor held Advisor Class shares at the Eligibility Time; 2) share purchases are made in the same account through which the investor held Advisor Class shares at the Eligibility Time; 3) the owner of the account remains the same as the account owner at the Eligibility Time; and 4) following the Eligibility Time, the account maintains a positive account balance at some time during a period of at least six months in length.

Investors who held Advisor Class shares at the Eligibility Time are also eligible to exchange their Class A shares for Class A shares of another Wells Fargo Advantage Fund without imposition of any Class A sales charges and would be eligible to make additional purchases of Class A shares of such other Fund at NAV in the account holding the shares received in exchange.

The eligibility of such investors that hold Fund shares through an account maintained by a financial institution is also subject to the following additional limitation. In the event that such an investor's relationship with and/or the services such investor receives from the financial institution subsequently changes, such investor shall thereafter no longer be eligible to purchase Class A shares at NAV. Please consult with your financial representative for further details.

  Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution.

  Investors who purchase shares that are to be included in certain retirement, benefit, pension, trust or investment "wrap accounts"or through an omnibus account maintained with a Fund by a broker-dealer.

CDSC Waivers

  You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

  We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory (withdrawals generally made after age 70½ according to Internal Revenue Service (IRS) guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

  We waive the CDSC for redemptions made in the event of the last surviving shareholder's death or for a disability suffered after purchasing shares. ("Disabled" is defined in Internal Revenue Code Section 72(m)(7).)

  We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger or effect a Fund liquidation.

  We waive the Class C shares CDSC if the dealer of record waived its commission.

  We waive the Class C shares CDSC where a Fund did not pay a sales commission at the time of purchase.

We also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supercede the terms and conditions discussed here. Contact your selling agent for further information.

Compensation to Dealers and Shareholders Servicing Agents

Distribution Plan
 Each Fund has adopted a Distribution Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act for the Class B and Class C shares. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services or other activities including ongoing compensation to selling agents. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the 12b-1 Plan. Fees paid under the 12b-1 Plan by Class B shares that are closed to new investors and additional investments (except in connection with reinvestment of any distributions and permitted exchanges) primarily cover past sales and distribution services, as well as ongoing services to shareholders. The fees paid under this 12b-1 Plan are as follows:

Fund	Class B	Class C
Classic Value Fund	0.75%	0.75%
Core Equity Fund	0.75%	0.75%
Disciplined U. S. Core Fund	N/A	0.75%
Disciplined Value Fund	N/A	0.75%
Intrinsic Value Fund	0.75%	0.75%
Large Cap Core Fund	N/A	0.75%
Omega Growth Fund	0.75%	0.75%
Premier Large Company Growth Fund	0.75%	0.75%
Strategic Large Cap Growth Fund	N/A	0.75%

These fees are paid out of each Fund's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Shareholder Servicing Plan
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn,may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmationsof transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above.The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

Pricing of Fund Shares

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET).To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if,among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security.We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

How to Open an Account

You can open a Wells Fargo Advantage Funds account through any of the following means:

  directly with the Fund. Complete a Wells Fargo Advantage Funds application, which youmay obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

  through a brokerage account with an approved selling agent; or

  through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

How to Buy Shares

This section explains how you can buy shares directly from Wells Fargo Advantage Funds. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts IRAs, IRA rollovers, Roth IRAs UGMA/UTMA accounts Employer Sponsored Retirement Plans	$1,000 $250 $50 no minimum	$100 $100 $50 no minimum
Buying Shares	Opening an Account	Adding to an Account
By Internet

A new account may not be opened by
Internet unless you have another Wells
Fargo Advantage Fund account with your
bank information on file. If you do not
currently have an account, refer to the
section on buying shares by mail or wire.

  To buy additional shares or buy shares of a new Fund, visit www.wellsfargo.com/ advantagefunds.

  Subsequent online purchases have a minimum of $100 and a maximum of $100,000.You may be eligible for an exception to this maximum.Please call Investor Services at 1-800-222-8222 for more information.

By Mail

  Complete and sign your account application.

  Mail the application with your check made payable to the Fund to Investor Services at:

Regular Mail
Wells Fargo Advantage Funds
P.O. Box 8266
Boston,MA 02266-8266

Overnight Only
Wells Fargo Advantage Funds
c/o Boston Financial Data Services
30 Dan Road
Canton,MA 02021-2809

  Enclose a voided check (for checking accounts) or a deposit slip (savings accounts). Alternatively, include a note with your name, the Fund name, and your account number.

  Mail the deposit slip or note with your check made payable to the Fund to the address on the left.

By Telephone

A new account may not be opened by
telephone unless you have another Wells
Fargo Advantage Fund account with your
bank information on file. If you do not
currently have an account, refer to the
section on buying shares by mail
or wire.

To buy additional shares or to buy shares of a new Fund call: Investor Services at 1-800-222-8222 or 1-800-368-7550 for the automated phone system.
By Wire

  Complete, sign and mail your account application (refer to the section on buying shares by mail)

  Provide the following instructions to your financial institution:

State Street Bank & Trust
Boston, MA
Bank Routing Number:ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Advantage Funds
                  (Name of Fund, Account
                  Number and any applicable
                  share class)
                  Account Name: Provide your
                  name as registered on the
                  Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

General Notes for Buying Shares

  Proper Form. If the transfer agent receives your application in proper order before the close of the NYSE, your transactions will be priced at that day's NAV. If your application is received after the close of trading on the NYSE, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request.You are eligible to earn distributions beginning on the business day after the transfer agent receives your application in proper form.

  U.S. Dollars Only. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks.

  Insufficient Funds. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid.

  No Fund Named. When all or a portion of a payment is received for investment without a clear Fund designation,we may direct the undesignated portion or the entire amount, as applicable, into theWells Fargo Advantage Money Market Fund.We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

  Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

  Minimum Initial and Subsequent Investment Waivers. We allow a reduced minimum initial investment of $50 if you sign up for at least a $50 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart,we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan.We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

How to Sell Shares

The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

Selling Shares	To Sell Some or All of Your Shares
By Internet

Visit our Web site at www.wellsfargo.com/advantagefunds. Redemptions requested online are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Mail

  Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the dollar amount you wish to receive (or write"Full Redemption" to redeem your remaining account balance) to the address below.

  Make sure all account owners sign the request exactly as their names appear on the account application.

  A medallion guarantee may be required under certain circumstances (see"General Notes for Selling Shares").

Regular Mail
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
Overnight Only
Wells Fargo Advantage Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

By Wire

  To arrange for a Federal Funds wire, call 1-800-222-8222.

  Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

  Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close.

  There is a $10 fee for each request.

By Telephone/ Electronic Funds Transfer (EFT)

  Call an Investor Services representative at 1-800-222-8222 or use the automated phone system 1-800-368-7550.

  Telephone privileges are automatically made available to you unless you specifically decline them on your account application or subsequently in writing.

  Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

  A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

  Transfers made to aWells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

  Redemptions processed by EFT to a linkedWells Fargo Bank account occur same day forWells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

  Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

Through Your Investment Representative	Contact your investment representative.

General Notes For Selling Shares

  Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares. Requests received before the cutoff time are processed on the same business day.

  CDSC Fees. Your redemption proceeds are net of any applicable CDSC fees.

  Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check,by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds.Although generally we pay redemption requests in cash,we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case,we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder.The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

  Telephone/Internet Redemptions. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example,we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet.We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine.Your call may be recorded.

  Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

  Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan.There may be special requirements that supercede the directions in this Prospectus.

  Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party.You can get a Medallion guarantee at a financial institution such as a bank or brokerage house.We do not accept notarized signatures.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

  In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts), with the following exceptions: 1) Class A shares of non-money market funds may also be exchanged for Service Class shares of any money market fund; and 2) Class C shares of non-money market funds may be exchanged for Class A shares of the Wells Fargo Advantage Money Market Fund. Such exchanged shares may only be re-exchanged for Class C shares of non-money market funds. Effective July 1, 2010, Class C shares of non-money market funds may be exchanged for Class C shares of the Wells Fargo Advantage Money Market Fund and Class C shares of non-money market funds may no longer be exchanged for Class A shares of a Wells Fargo Advantage Money Market Fund.

  An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

  You should carefully read the prospectus for theWells Fargo Advantage Fund into which you wish to exchange.

  Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

  If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

  Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

  Class B and Class C share exchanges will not trigger the CDSC.The new shares will continue to age according to their original schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.
Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.
The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide,among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be"blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption.This policy does not apply to:

  Money market funds;

  Ultra-short funds;

  Purchases of shares through dividend reinvestments;

  Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

  Rebalancing transactions within certain asset allocation or"wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

  Transactions initiated by a registered"fund of funds"or Section 529 Plan into an underlying fund investment;

  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

  Purchases below $5,000 (including purchases that are part of an exchange transaction).

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.
A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.
Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management's analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plans and registered funds of funds.

Account Policies

Automatic Plans
 These plans help you conveniently purchase and/or redeem shares each month.Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date,we will process the transaction on or about the 25th day of the month.Call Investor Services at 1-800-222-8222 for more information.

  Automatic Investment Plan —With this plan, you can regularly purchase shares of aWells Fargo Advantage Fund with money automatically transferred from a linked bank account.

  Automatic Exchange Plan —With this plan, you can regularly exchange shares of aWells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the"How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100.This feature may not be available for certain types of accounts.

    must have a Fund account valued at $10,000 or more;

    must request a minimum redemption of $100;

    must have your distributions reinvested; and

    may not simultaneously participate in the Automatic Investment Plan.

  Payroll Direct Deposit —With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice. It generally takes about ten business days to establish a plan once we have received your instructions.

It generally takes about five business days to change or cancel participation in a plan.We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

  Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

  Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above.You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly.Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions.Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Funds' Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Funds' Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity.Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and ourWeb site,we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address.Corporate, trust and other entity accounts require additional documentation.This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity,we reserve the right to redeem your account at the current day's NAV.You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Funds, except the Classic Value Fund, the Core Equity Fund, the Disciplined U.S. Core Fund and the Disciplined Value Fund, generally make distributions of any net investment income and any realized net capital gains at least annually. The Classic Value Fund, the Core Equity Fund, the Disciplined U.S. Core Fund and the Disciplined Value Fund generally make distributions of any net investment income quarterly and any realized net capital gains at least annually.
 Please note, distributions have the effect of reducing the NAV per share by the amount distributed.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

  Automatic Reinvestment Option—Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

  Check Payment Option—Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

  Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

  Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning.You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced,maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

Additional Performance Information

This section contains additional information regarding performance of a Fund. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section entitled "Share Class Performance" provides history for specified share classes of certain Funds.

Index Descriptions
 The Fund has not yet commenced operations and so does not yet have performance history. Once it does, the Fund will compare its returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

Russell 1000® Growth Index	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.
Russell 1000® Value Index	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.
S&P 500 Index

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock's weight in The index proportionate to its market value. You cannot invest directly in an index.

Financial Highlights

The following tables are intended to help you understand each Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. On July 19, 2010, the Classic Value Fund acquired the assets of Evergreen Equity Income Fund and the Wells Fargo Advantage Specialized Financial Services Fund. The Core Equity Fund acquired the assets of Evergreen Fundamental Large Cap Fund. The Disciplined U.S. Core Fund acquired the assets of Evergreen Enhanced S&P 500® Fund. The Disciplined Value Fund acquired the assets of Evergreen Disciplined Value Fund, Wells Fargo Advantage U.S. Value Fund and Wells Fargo Advantage Equity Income Fund. The Intrinsic Value Fund acquired the assets of Evergreen Intrinsic Value Fund. The Large Cap Core Fund acquired the assets of Evergreen Golden Large Cap Core Fund and Wells Fargo Advantage Large Company Core Fund. The Omega Growth Fund acquired the assets of Evergreen Omega Fund. The Premier Large Company Growth Fund acquired the assets of Evergreen Large Company Growth Fund and Wells Fargo Advantage Large Company Growth Fund. The Strategic Large Cap Growth Fund acquired the assets of Evergreen Strategic Growth Fund (the Evergreen Equity Income Fund, Evergreen Fundamental Large Cap Fund, Enhanced S&P 500® Fund, Evergreen Disciplined Value Fund, Evergreen Intrinsic Value Fund, Evergreen Golden Large Cap Core Fund, Evergreen Omega Fund, Evergreen Large Company Growth Fund and the Evergreen Strategic Growth Fund are collectively referred to as the "Acquired Funds"). The financial highlights for the periods prior to July __, 2010 are those of the Acquired Funds respectively. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, a copy of which is available upon request.

FOR MORE INFORMATION
More information on a Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period. The Report of Independent Registered Public Accounting Firm and each Fund's audited financial statements included in each Fund's most recent audited annual report are incorporated by reference into this Prospectus.

To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us:
By telephone: Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778
By e-mail: wfaf@wellsfargo.com
By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
On the Internet: www.wellsfargo.com/advantagefunds
From the SEC: Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100"F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

_______ / P______ 07-10
ICA Reg. No. 811-09253

© 2010 Wells Fargo Funds Management, LLC. All rights reserved.

ICA Reg. No. 811-09253

WellsFargo
Wells Fargo Advantage Funds® - Large Cap Stock Funds
Prospectus July 19, 2010
Intrinsic Value Fund - EIVIX Large Cap Core Fund - EKJYX Premier Large Company Growth Fund - Strategic Large Cap Growth Fund - ESGIX Institutional Class

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

Wells Fargo Advantage Funds

Intrinsic Value Fund Summary

Investment Objective

The Intrinsic Value Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of large-capitalization companies and up to 20% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.''

We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Value Index. The market capitalization range of the Russell 1000® Value Index was $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Issuer Concentration Risk
 Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective.The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Value Style Investment Risk. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Advisor	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC
Investment Sub-adviser
Metropolitan West Capital Management, LLC	Howard Gleicher, CFA, Portfolio Manager / 2010 Gary Lisenbee, Portfolio Manager / 2010 David Graham, Portfolio Manager / 2010 Jeffrey Peck, Portfolio Manager / 2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Purchase and Sale of Fund Shares" beginning on page xx of the Prospectus.

Large Cap Core Fund Summary

Investment Objective

The Large Cap Core Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index. The market capitalization range of the S&P 500® Index was $1.1 billion to $323.7 billion, as of December 31, 2009, and is expected to change frequently.

Under normal circumstances, we invest up to 10% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco.

We utilize a combination of quantitative methods and qualitative analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. We use proprietary valuation, earnings and trading momentum models to rank securities in terms of their valuation, potential for delivering future earnings in excess of current analysts' expectations and overall attractiveness.

In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price. Stocks that fall below minimum threshold rankings in either the valuation or earnings models are candidates for sale. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Value Style Investment Risk. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Adviser
Wells Fargo Funds Management, LLC
Sub-Adviser	Portfolio Manager, Title/Managed Since
Golden Capital Management, LLC	Jeff C. Moser, CFA, Portfolio Manager / 2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Purchase and Sale of Fund Shares" beginning on page xx of the Prospectus.

Premier Large Company Growth Fund Summary

Investment Objective

The Premier Large Company Growth Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index. The market capitalization range of the S&P 500® Index was $1.1 billion to $323.7 billion, as of December 31, 2009, and is expected to change frequently.

Under normal circumstances, we invest up to 10% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco.

We utilize a combination of quantitative methods and qualitative analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. We use proprietary valuation, earnings and trading momentum models to rank securities in terms of their valuation, potential for delivering future earnings in excess of current analysts' expectations and overall attractiveness.

In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price. Stocks that fall below minimum threshold rankings in either the valuation or earnings models are candidates for sale. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Issuer Concentration Risk
 Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Adviser
Wells Fargo Funds Management, LLC
Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	Aziz Hamzaogullari, CFA, Portfolio Manager / 2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Purchase and Sale of Fund Shares" beginning on page xx of the Prospectus.

Strategic Large Cap Growth Fund Summary

Investment Objective

The Strategic Large Cap Growth Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies.

We invest principally in equity securities of large-capitalization companies which we define as companies with market capitalizations within the range of the Russell 1000® Index. As of December 31, 2009, the Russell 1000® Index had a market capitalization range of $263 million to $324 billion.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may actively trade portfolio securities.

We use a bottom-up investment process that combines quantitative and qualitative research to identify companies with histories of superior earnings growth, strong current fundamentals and rising earnings estimates. We begin with a universe of approximately 1,300 stocks, which include the constituents of the Russell 1000® Growth Index. We use a multi-factor quantitative model that assesses elements of growth, momentum, earnings quality and financial strength to identify and rank companies with demonstrated histories of high quality earnings growth, favorable income statement and balance sheet trends and strong free cash flow. We then conduct qualitative fundamental analysis to gain a more complete understanding of the business and the different factors that may influence the company's market price over time. Specifically, we assess the quality of reported earnings, analyze growth and profitability trends, challenge consensus-derived long-term growth estimates and look at the overall growth and competitive position of the specific company within its industry. We continually monitor our holdings and search for deterioration in earnings trends that could trigger a disappointment. Signs of deterioration include a decline in a stock's quantitative rank, a disconnect between cash flow growth and reported earnings, decreasing profit margins, and slowing revenue growth. When we identify early signs of deterioration, or when a stock's quantitative rank declines, a sell review is conducted. However, we do not identify any one specific sell trigger. The final portfolio represents 50-70 of the team's highest conviction names, broadly diversified across the different sectors of the Russell 1000® Growth Index.

Principal Investment Risks

Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Adviser
Wells Fargo Funds Management, LLC
Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	W. Shannon Reid, CFA, Portfolio Manager / 2010 David M. Chow, CFA, Portfolio Manager / 2010 Jay Zelko, Portfolio Manager / 2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Purchase and Sale of Fund Shares" beginning on page xx of the Prospectus.

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Opening an Account
Institutions which currently have another account with
Wells Fargo Advantage Funds may open an account by
phone or internet. If the institution does not have an
account, contact your investment representative.

For More Information
See How to Busy Shares beginning on page XX of the
Prospectus

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston,MA 02266-8266 Internet: www.wellsfargo.com/ advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

Key Fund Information

This Prospectus contains information about the Fund within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

  what the Fund is trying to achieve;

  how we intend to invest your money; and

  what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investments and practices.Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets"are measured as percentages of net assets plus borrowings for investment purposes.The investment policy of the Funds, except for the Intrinsic Value Fund, concerning"80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

Principal Risk Factors

This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

Intrinsic Value Fund

Investment Adviser Wells Fargo Funds Management, LLC
Sub-Adviser Metropolitan West Capital Management, LLC
Portfolio Managers Howard Gleicher, CFA Gary Lisenbee David Graham Jeffrey Peck
Fund Inception: 7/19/2010 Institutional Class: Ticker: EIVIX Fund Number: 517

Investment Objective

The Intrinsic Value Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity securities of large-capitalization companies; and

  up to 20% of the Fund's total assets in equity securities of foreign issuers, through ADRs and similar investments

Principal Investment Strategies

We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Value Index. The market capitalization range of the Russell 1000® Value Index was $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Foreign Investment Risk Issuer Risk Issuer Concentration Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Large Cap Core Fund

Investment Adviser Wells Fargo Funds Management, LLC
Sub-Adviser Golden Capital Management, LLC
Portfolio Managers Jeff C. Moser, CFA
Fund Inception: 7/19/2010 Institutional Class: Ticker: [ticker] Fund Number: 4703

Investment Objective

The Large Cap Core Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

  up to 10% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

Principal Investment Strategies

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index. The market capitalization range of the S&P 500® Index was $1.1 billion to $323.7 billion, as of December 31, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco.

We utilize a combination of quantitative methods and qualitative analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. We use proprietary valuation, earnings and trading momentum models to rank securities in terms of their valuation, potential for delivering future earnings in excess of current analysts' expectations and overall attractiveness.

In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price. Stocks that fall below minimum threshold rankings in either the valuation or earnings models are candidates for sale. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Premier Large Company Growth Fund

Investment Adviser Wells Fargo Funds Management, LLC
Sub-Adviser Wells Capital Management Incorporated
Portfolio Managers Aziz Hamzaogullari, CFA
Fund Inception: 7/19/2010 Institutional Class Ticker: EKJYX Fund Number: 4106

Investment Objective

The Premier Large Company Growth Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of large-capitalization companies.

Principal Investment Strategies

We invest principally in equity securities of large-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was approximately $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The goal of our fundamental investment process is to identify the small number of high quality companies capable of sustaining above average, long-term cash flow growth and then to invest at a significant discount to our valuation estimate to create long-term value for investors. Our strategy is focused on firms with a strong business franchise that, because of their structural advantages, are best-positioned to benefit from the secular growth trends in their industry. Our investment process is forward looking. Because we approach research from the perspective of a potential owner, we focus on future cash flows for measuring intrinsic value. Through our fundamental, bottom-up analysis, we form distinct, company-specific insights. Our disciplined scrutiny of upside potential and downside risk gives us the confidence to make long-term investments regardless of the short-term impact of business cycles. Our fund is constructed company by company, based on our level of conviction.

Our sell decisions are similarly driven by our long-term fundamental analysis. Always vigilant of the overall portfolio's risk-return profile, we would also sell a stock if we found a more attractive candidate with a better margin of safety.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk Issuer Concentration Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Strategic Large Cap Growth Fund

Investment Adviser Wells Fargo Funds Management, LLC
Sub-Adviser Wells Capital Management Incorporated
Portfolio Managers W. Shannon Reid, CFA David M. Chow, CFA Jay Zelko
Fund Inception: 7/19/2010 Institutional Class Ticker: ESGAX Fund Number: 740

Investment Objective

The Strategic Large Cap Growth Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of large-capitalization companies.

Principal Investment Strategies

We invest principally in equity securities of large-capitalization companies which we define as companies with market capitalizations within the range of the Russell 1000® Index. As of December 31, 2009, the Russell 1000® Index had a market capitalization range of $263 million to $324 billion.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may actively trade portfolio securities.

We use a bottom-up investment process that combines quantitative and qualitative research to identify companies with histories of superior earnings growth, strong current fundamentals and rising earnings estimates. We begin with a universe of approximately 1,300 stocks, which include the constituents of the Russell 1000® Growth Index. We use a multi-factor quantitative model that assesses elements of growth, momentum, earnings quality and financial strength to identify and rank companies with demonstrated histories of high quality earnings growth, favorable income statement and balance sheet trends and strong free cash flow. We then conduct qualitative fundamental analysis to gain a more complete understanding of the business and the different factors that may influence the company's market price over time. Specifically, we assess the quality of reported earnings, analyze growth and profitability trends, challenge consensus-derived long-term growth estimates and look at the overall growth and competitive position of the specific company within its industry. We continually monitor our holdings and search for deterioration in earnings trends that could trigger a disappointment. Signs of deterioration include a decline in a stock's quantitative rank, a disconnect between cash flow growth and reported earnings, decreasing profit margins, and slowing revenue growth. When we identify early signs of deterioration, or when a stock's quantitative rank declines, a sell review is conducted. However, we do not identify any one specific sell trigger. The final portfolio represents 50-70 of the team's highest conviction names, broadly diversified across the different sectors of the Russell 1000® Growth Index.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Active Trading Risk Counter-Party Risk Derivatives Risk Growth Style Investment Risk Issuer Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Active Trading Risk
Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Counter-Party Risk
 When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Derivatives Risk
 The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Foreign Investment Risk
 Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

Growth Style Investment Risk
 Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

Issuer Risk
 The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

Issuer Concentration Risk
Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.

Leverage Risk
 Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk
A security may not be sold at the time desired or without adversely affecting the price.

Management Risk
 We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets. The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously.

Regulatory Risk
 Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

Value Style Investment Risk
Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

Organization and Management of the Funds

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

The Investment Adviser

Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank.Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption"Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund will be available in the Funds' annual or semiannual report for the fiscal period next ending after the date of this Prospectus.

The Fund has not yet commenced operations and so has not yet paid an advisory fee to Funds Management for a completed fiscal year.

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator, principal underwriter, and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

The Sub-Advisers and Portfolio Managers

The following sub-advisers and portfolio managers perform day-to-day investment management activities for the Funds. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Golden Capital Management, LLC (Golden Capital) is the sub-adviser to Wells Fargo Advantage Large Cap Core Fund. Golden Capital (originally Golden Capital Management, a division of Smith Asset Management Group) was founded in 1999 by Greg W. Golden, currently President, CEO and member of the investment team, and Jeffrey Moser, currently Chief Operating Officer and member of the investment team. Golden Capital is located at 5 Resource Square, Suite 150, 10715 David Taylor Drive, Charlotte, North Carolina 28262. Alternative Strategies, Inc., a wholly owned subsidiary of Wells Fargo & Company, owns a 45% minority stake interest in Golden Capital.

Jeff C. Moser, CFA Large Cap Core Fund

Mr. Moser is responsible for managing the Large Cap Core Fund, which he has managed since 2010. Mr. Moser co-founded Golden Capital Management in March 1999. He serves as Chief Operating Officer for the firm and Chairman of the Investment Policy Committee. He has been the lead portfolio manager for the Large Cap Core strategy since its inception in 1995. Education: B.S., Mathematics, Wake Forest University. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute and the NC CFA Society.

Metropolitan West Capital Management, LLC (MetWest Capital), located at 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660. MetWest Capital is the sub-adviser for the Intrinsic Value Fund. Accordingly, MetWest Capital is responsible for the day-to-day investment management activities of the Large Cap Appreciation Fund. MetWest Capital is a registered investment adviser that provides investment management services to pension plans, endowments, mutual funds, and individual investors.

Howard Gleicher, CFA Intrinsic Value Fund

Mr. Gleicher is jointly responsible for managing the Intrinsic Value Fund, which he has managed since 2010. Mr. Gleicher is CEO, Chief Investment Officer and Lead Strategist for the Large Cap Intrinsic Value, International Core Value and Global Intrinsic Equity strategies and serves as a Senior Analyst with MetWest Capital's investment team. He co-founded MetWest Capital with Gary W. Lisenbee and Steve Borowski in 1997. Education: B.S. and M.S, Electrical Engineering, Stanford University; M.B.A., Harvard Business School. Mr. Gleicher has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute.

Gary Lisenbee Intrinsic Value Fund

Mr. Lisenbee is jointly responsible for managing the Intrinsic Value Fund, which he has managed since 2010. Mr. Lisenbee is President and serves as a Senior Analyst with MetWest Capital's investment team. He co-founded MetWest Capital with Howard Gleicher, CFA and Steve Borowski in 1997. Education: B.A., Accounting, California State University, Fullerton; M.A., Economics, California State University, Fullerton.

David Graham Intrinsic Value Fund

Mr. Graham is jointly responsible for managing the Intrinsic Value Fund, which he has managed since 2010. Mr. Graham is a Senior Vice President and serves as a Senior Analyst with MetWest Capital's investment team. He joined MetWest Capital in 2000. Education: B.S., Economics, Occidental College; M.B.A., Stanford University.

Jeffrey Peck Intrinsic Value Fund

Mr. Peck is jointly responsible for managing the Intrinsic Value Fund, which he has managed since 2010. Mr. Peck is Director of Research and serves as a Senior Analyst with MetWest Capital's investment team. He joined MetWest Capital in 2004. Education: B.S., Mechanical Engineering, State University of New York, Buffalo; M.B.A., New York University's Stern School of Business.

Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco,CA 94105, is the sub-adviser for the Premier Large Company Growth and Strategic Large Cap Growth Funds. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of these Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

David M. Chow, CFA Strategic Large Cap Growth Fund

Mr. Chow is jointy responsible for managing the Strategic Large Cap Growth Fund, which he has managed since 2010. Mr. Chow is a Director and Portfolio Manager with the Large Cap Growth team of Wells Capital's Equity Management group. He has been with Wells Capital or one of its predecessor firms since 1993. Education: B.A., Economics, University of Western Ontario. He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the CFA Institute and the CFA North Carolina Society.

Aziz Hamzaogullari, CFA Premier Large Company Growth Fund

Mr. Hamzaogullari is responsible for managing the Premier Large Company Growth Fund, which he has managemed since 2010. Mr. Hamzaogullari is a Managing Director and Director of Research with the Large Cap Core Growth Equity team of Wells Capital's Equity Management group. As head of the Large Cap Research Team, he is responsible for the research and investment process and management of the research team. He has been with Wells Capital or one of its predecessor firms since 2001 and Director of Research since 2003. Education: B.S., Managemend, Bilkent University in Turday; M.B.A., George Washington University. He has been awarded the use of the Chartered Financial Analyst (CFA) designation from the CFA Institute, and he is a member of the Boston Security Analysts Society and the CFA Institute.

W. Shannon Reid, CFA Strategic Large Cap Growth Fund

Mr. Reid is jointly responsible for managing the Strategic Large Cap Growth Fund, which he has managed since 2010. Mr. Reid is a Managing Director, Senior Portfolio Manager, and the Head of Wells Capital's Large Cap Growth team. Mr. Reid has been with Wells Capital or one of its predecessor firms since 1988. Education: B.A., Economics, University of Virginia. He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the CFA North Carolina Society.

Jay Zelko Strategic Large Cap Growth Fund

Mr. Zelko is jointly responsible for managing the Strategic Large Cap Growth Fund, which he has managed since 2010. Mr. Zelko is Director and Portfolio Manager with the Large Cap Growth team of Wells Capital's Equity Management group. He has been with Wells Capital or one of its predecessor firms since 1987. Education: B.A., Finance, Cleveland State University; M.B.A., University of North Carolina at Greensboro. He is a member of the CFA Institute and the CFA North Carolina Society.

Dormant Multi-Manager Arrangement

The Board has adopted a "multi-manager" arrangement for the Funds. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

Compensation to Dealers and Shareholders Servicing Agents

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmationsof transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above.The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

Pricing of Fund Shares

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET).To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if,among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security.We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

How to Buy Shares

Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

  Employee benefit plan programs that have at least $100 million in plan assets;

  Broker-dealer managed account or wrap programs that charge an asset-based fee and have program assets of at least $100 million;

  Registered investment adviser mutual fund wrap programs that charge an asset-based fee and have program assets of at least $100 million;

  Internal Revenue Code Section 529 college savings plan accounts;

  Fund of Funds including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM);

  Investment Management and Trust Departments ofWells Fargo purchasing shares on behalf of their clients;

  Institutions who invest a minimum initial amount of $5 million in a Fund; and

  Under certain circumstances and for certain groups as detailed in the Funds' Statement of Additional Information.

Institutions Purchasing Shares Directly	Opening an Account	Adding to an Account
By Telephone or Internet

A new account may not be opened by
telephone or internet unless the institution
has anotherWells Fargo Advantage Fund
account. If the institution does not currently
have an account, contact your investment
representative.

To buy additional shares or to buy
shares in a new Fund:

  Call Investor Services at 1-800-222-8222 or

  Call 1-800-368-7550 for the automated phone system or

  visit ourWeb site at www.wellsfargo.com/ advantagefunds

By Wire

  Complete and sign the Institutional Class account application

  Call Investor Services at 1-800-222-8222 for faxing instructions

  Use the following wiring instructions: State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account: 9905-437-1 Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number) Account Name: Provide your name as registered on the Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

Special Considerations When Investing Through Financial Intermediaries:
 If a financial intermediary purchases Institutional Class shares on your behalf, you should understand the following:

  Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

  Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Institutional Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers'beneficial ownership of the shares.

  Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

  Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

  U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

  Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

  Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

How to Sell Shares

Institutional Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

  To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

  Redemptions processed by EFT to a linkedWells Fargo Bank account occur same day forWells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

  Transfers made to aWells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

  Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

  To arrange for a Federal Funds wire, call 1-800-222-8222.

  Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

  Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

General Notes for Selling Shares

  Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

  Earnings Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

  Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

  Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case,we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

  Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

  In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

  An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

  You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

  Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

  If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

  Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide,among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be"blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption.This policy does not apply to:

  Money market funds;

  Ultra-short funds;

  Purchases of shares through dividend reinvestments;

  Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

  Rebalancing transactions within certain asset allocation or"wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

  Transactions initiated by a registered"fund of funds"or Section 529 Plan into an underlying fund investment;

  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

  Purchases below $5,000 (including purchases that are part of an exchange transaction).

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity.As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management's analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plans and registered funds of funds.

Account Policies

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

  Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

  Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above.You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly.Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions.Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Funds' Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Funds'Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity.Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and ourWeb site,we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address.Corporate, trust and other entity accounts require additional documentation.This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity,we reserve the right to redeem your account at the current day's NAV.You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Funds generally make distributions of any net investment income and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning.You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced,maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

Additional Performance Information

This section contains additional information regarding performance of a Fund. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section entitled "Share Class Performance" provides history for specified share classes of certain Funds.

Index Descriptions
 The Fund has not yet commenced operations and so does not yet have performance history. Once it does, the Fund will compare its returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

Russell 1000® Growth Index	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.
Russell 1000® Value Index	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.
S&P 500 Index

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock's weight in The index proportionate to its market value. You cannot invest directly in an index.

Financial Highlights

The following tables are intended to help you understand each Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. On July 19, 2010, the Intrinsic Value Fund acquired the assets of the Evergreen Intrinsic Value Fund. The Large Cap Core Fund acquired the assets of the Evergreen Golden Large Cap Core Fund and Wells Fargo Advantage Large Company Core Fund. The Premier Large Company Growth Fund acquired the assets of the Evergreen Large Company Growth Fund and Wells Fargo Advantage Large Company Growth Fund. The Strategic Large Cap Growth Fund acquired the assets of the Evergreen Strategic Growth Fund (the Evergreen Intrinsic Value Fund, Evergreen Golden Large Cap Core Fund, Evergreen Large Company Growth Fund and Evergreen Strategic Growth Fund are collectively referred to as the "Acquired Funds"). The financial highlights for the periods prior to July __, 2010 are those of the Acquired Funds respectively. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, a copy of which is available upon request.

[table(s) to come]

FOR MORE INFORMATION
More information on a Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period. The Report of Independent Registered Public Accounting Firm and each Fund's audited financial statements included in each Fund's most recent audited annual report are incorporated by reference into this Prospectus.

To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us:
By telephone: Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778
By e-mail: wfaf@wellsfargo.com
By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
On the Internet: www.wellsfargo.com/advantagefunds
From the SEC: Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100"F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

_______ / P______ 07-10
ICA Reg. No. 811-09253

© 2010 Wells Fargo Funds Management, LLC. All rights reserved.

ICA Reg. No. 811-09253

WellsFargo
Wells Fargo Advantage Funds® - Large Cap Stock Funds
Prospectus July 19, 2010

Classic Value Fund - EVTRX

Core Equity Fund - EVVTX

Disciplined U. S. Core Fund - EVSYX

Disciplined Value Fund - EDSIX

Large Cap Core Fund - EGOIX

Omega Growth Fund - EOMYX

Premier Large Company Growth Fund - [ticker]

Administrator Class

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

Wells Fargo Advantage Funds

Classic Value Fund Summary

Investment Objective

The Classic Value Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Value Index. The market capitalization range of the Russell 1000® Value Index was $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The Fund may invest up to 20% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We are value-oriented long-term fundamental investors who seek to own businesses whose economics we understand well. We primarily focus on companies that are structurally well positioned through a combination of favorable industry forces and company-specific competitive advantages. We use the results of our fundamental analysis to come up with a range of intrinsic values for the business underlying each equity security. Our goal is to purchase equity securities with a margin of safety, which we believe comes from both our purchase price relative to our range of value estimates and the quality of the businesses that we are purchasing.

We look to sell our holdings when the valuation is no longer favorable, our assessment of the quality of the business changes or when we find more attractive opportunities.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Value Style Investment Risk. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Adviser
Wells Fargo Funds Management, LLC
Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	Walter T. McCormick, CFA, Portfolio Manager / 2010 Gary Mishuris, CFA, Portfolio Manager / 2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Purchase and Sale of Fund Shares" beginning on page xx of the Prospectus.

Core Equity Fund Summary

Investment Objective

The Core Equity Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large capitalization companies, and may invest up to 20% of the Fund's assets in equity securities of foreign issuers, including ADRs and similar investments. We invest principally in equity securities of large capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was approximately $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently.

Furthermore, we may use futures, options, or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We are long term investors, focused on identifying highly differentiated companies with key growth drivers, sustainable cash flow production, and high returns on capital. Our preference is for companies with sustainable competitive advantages and high barriers to entry, and we seek strong management teams with a focus on shareholder value creation. Both growth and value opportunities are evaluated with an approach that uses the present value of estimated future cash flows as the core methodology for measuring intrinsic value. We employ a disciplined fundamental research process which produces bottom-up company assessments using key assumptions that drive sales, margins, and asset intensity. Scenario analysis is designed to provide a meaningful range of outcomes and the ability to assess investors' embedded expectations. Management seeks to purchase companies that meet the criteria above when the shares are selling at a significant discount to intrinsic value. Sell decisions are similarly driven by our long term fundamental analysis. We constantly review portfolio investments and may sell a holding when it has achieved its valuation target, if we believe there is structural or permanent deterioration in the underlying fundamentals of the business, or we identify what we believe is a more attractive investment opportunity with a better margin of safety.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Value Style Investment Risk. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Adviser
Wells Fargo Funds Management, LLC
Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	Walter T. McCormick,, CFA, Portfolio Manager / 2010 Emory W. (Sandy) Sanders, Jr., CFA, Portfolio Manager / 2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Purchase and Sale of Fund Shares" beginning on page xx of the Prospectus.

Disciplined U.S. Core Fund Summary

Investment Objective

The Disciplined U.S. Core Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

 Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of U.S. large capitalization companies. We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500 Index. The market capitalization range of the S&P 500 Index was $1.1 billion to $323.7 billion, as of December 31, 2009, and is expected to change frequently.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We employ a quantitative investment approach to identify companies with favorable investment characteristics in the areas of valuation, investor sentiment and quality. Our approach looks to achieve positive excess returns relative to the S&P 500 Index by using stock selection to take controled active risks in a portfolio that is similar to the benchmark. We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Value Style Investment Risk. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Advisor	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC
Investment Sub-Adviser
Wells Capital Management, LLC	William E. Zieff, Portfolio Manager / 2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Purchase and Sale of Fund Shares" beginning on page xx of the Prospectus.

Disciplined Value Fund Summary

Investment Objective

The Disciplined Value Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of large-capitalization companies. We define large-capitalization companies as companies with market capitalizations within the range of the Russell 1000® Value Index. The market capitalization range of the Russell 1000® Value Index was approximately $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We employ a quantitative investment approach that seeks to identify companies with favorable investment characteristics in the areas of valuation, investor sentiment and quality. In the aggregate, our approach seeks to offer portfolio risk characteristics similar to those of the Russell 1000® Value Index, while emphasizing those investment characteristics we consider most likely to lead to performance greater than that of the Russell 1000® Value Index.

We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Value Style Investment Risk. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Adviser
Wells Fargo Funds Management, LLC
Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	William E. Zieff, Portfolio Manager / 2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Purchase and Sale of Fund Shares" beginning on page xx of the Prospectus.

Large Cap Core Fund Summary

Investment Objective

The Large Cap Core Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index. The market capitalization range of the S&P 500® Index was $1.1 billion to $323.7 billion, as of December 31, 2009, and is expected to change frequently.

Under normal circumstances, we invest up to 10% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco.

We utilize a combination of quantitative methods and qualitative analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. We use proprietary valuation, earnings and trading momentum models to rank securities in terms of their valuation, potential for delivering future earnings in excess of current analysts' expectations and overall attractiveness.

In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price. Stocks that fall below minimum threshold rankings in either the valuation or earnings models are candidates for sale. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Value Style Investment Risk. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Adviser
Wells Fargo Funds Management, LLC
Sub-Adviser	Portfolio Manager, Title/Managed Since
Golden Capital Management, LLC	Jeff C. Moser, CFA, Portfolio Manager / 2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Purchase and Sale of Fund Shares" beginning on page xx of the Prospectus.

Omega Growth Fund Summary

Investment Objective

The Omega Growth Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its total assets in equity securities and may invest up to 25% of the its total assets in equity securities of foreign issuers, including ADRs and similar investments. We invest principally in equity securities of companies of all market capitalizations.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The goal of our fundamental investment process is to identify the small number of high quality companies capable of sustaining above average, long-term cash flow growth and then to invest at a significant discount to our valuation estimate to create long-term value for investors. Our strategy is focused on firms with a strong business franchise that, because of their structural advantages, are best-positioned to benefit from the secular growth trends in their industry. Our investment process is forward looking. Because we approach research from the perspective of a potential owner, we focus on future cash flows for measuring intrinsic value. Through our fundamental, bottom-up analysis, we form distinct, company-specific insights. Our disciplined scrutiny of upside potential and downside risk gives us the confidence to make long-term investments regardless of the short-term impact of business cycles. Our fund is constructed company by company, based on our level of conviction. Our sell decisions are similarly driven by our long-term fundamental analysis. Always vigilant of the overall portfolio's risk-return profile, we would also sell a stock if we found a more attractive candidate with a better margin of safety. As long-term investors, our final portfolio typically has a low average turnover and typically holds 35-60 stocks.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Issuer Concentration Risk
 Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Adviser
Wells Fargo Funds Management, LLC
Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	Aziz Hamzaogullari, CFA, Portfolio Manager / 2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Purchase and Sale of Fund Shares" beginning on page xx of the Prospectus.

Premier Large Company Growth Fund Summary

Investment Objective

The Premier Large Company Growth Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was approximately $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently. Under normal cicumstances, we invest up to 20% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments. As long-term investors, our final portfolio typically has a low average turnover and typically holds 30-50 stocks.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The goal of our fundamental investment process is to identify the small number of high quality companies capable of sustaining above average, long-term cash flow growth and then to invest at a significant discount to our valuation estimate to create long-term value for investors. Our strategy is focused on firms with a strong business franchise that, because of their structural advantages, are best-positioned to benefit from the secular growth trends in their industry. Our investment process is forward looking. Because we approach research from the perspective of a potential owner, we focus on future cash flows for measuring intrinsic value. Through our fundamental, bottom-up analysis, we form distinct, company-specific insights. Our disciplined scrutiny of upside potential and downside risk gives us the confidence to make long-term investments regardless of the short-term impact of business cycles. Our fund is constructed company by company, based on our level of conviction.

Our sell decisions are similarly driven by our long-term fundamental analysis. Always vigilant of the overall portfolio's risk-return profile, we would also sell a stock if we found a more attractive candidate with a better margin of safety.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Concentration Risk
 Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Adviser
Wells Fargo Funds Management, LLC
Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	Aziz Hamzaogullari, CFA, Portfolio Manager / 2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Purchase and Sale of Fund Shares" beginning on page xx of the Prospectus.

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Opening an Account
Institutions which currently have another account with
Wells Fargo Advantage Funds may open an account by
phone or internet. If the institution does not have an
account, contact your investment representative.

For More Information
See How to Buy Shares beginning on page XX of the
Prospectus

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston,MA 02266-8266 Internet: www.wellsfargo.com/ advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

Key Fund Information

This Prospectus contains information about the Fund within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

  what the Fund is trying to achieve;

  how we intend to invest your money; and

  what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investments and practices.Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets"are measured as percentages of net assets plus borrowings for investment purposes.The investment policy of the Funds, except for the Classic Value Fund, the Disciplined Value Fund, and the Omega Growth Fund, concerning"80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

Principal Risk Factors

This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

Classic Value Fund

Investment Adviser Wells Fargo Funds Management, LLC
Sub-Adviser Wells Capital Management Incorporated
Portfolio Managers Walter T. McCormick, CFA Gary Mishuris, CFA
Fund Inception: 7/19/2010 Ticker: EVTRX Fund Number: 226

Investment Objective

The Classic Value Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of large capitalization companies.

Principal Investment Strategies

We invest principally in equity securities of large capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Value Index. The market capitalization range of the Russell 1000® Value Index was $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The Fund may invest up to 20% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We are value-oriented long-term fundamental investors who seek to own businesses whose economics we understand well. We primarily focus on companies that are structurally well positioned through a combination of favorable industry forces and company-specific competitive advantages. We use the results of our fundamental analysis to come up with a range of intrinsic values for the business underlying each equity security. Our goal is to purchase equity securities with a margin of safety, which we believe comes from both our purchase price relative to our range of value estimates and the quality of the businesses that we are purchasing.

We look to sell our holdings when the valuation is no longer favorable, our assessment of the quality of the business changes or when we find more attractive opportunities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government bligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Foreign Investment Risk Issuer Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Core Equity Fund

Investment Adviser Wells Fargo Funds Management, LLC
Sub-Adviser Wells Capital Management Incorporated
Portfolio Managers Walter T. McCormick, CFA Emory W. (Sandy) Sanders, Jr., CFA
Fund Inception: 7/19/2010 Administrator Class Ticker: EVTRX Fund Number: 226

Investment Objective

The Core Equity Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the fund's net assets in equity securities of large capitalization companies; and

  up to 20% of the fund's assets in equity securities of foreign issuers, including ADRs and similar investments.

Principal Investment Strategies

We invest principally in equity securities of large capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was approximately $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently. Furthermore, we may use futures, options, or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We are long term investors, focused on identifying highly differentiated companies with key growth drivers, sustainable cash flow production, and high returns on capital. Our preference is for companies with sustainable competitive advantages and high barriers to entry, and we seek strong management teams with a focus on shareholder value creation. Both growth and value opportunities are evaluated with an approach that uses the present value of estimated future cash flows as the core methodology for measuring intrinsic value. We employ a disciplined fundamental research process which produces bottom-up company assessments using key assumptions that drive sales, margins, and asset intensity. Scenario analysis is designed to provide a meaningful range of outcomes and the ability to assess investors' embedded expectations. Management seeks to purchase companies that meet the criteria above when the shares are selling at a significant discount to intrinsic value. Sell decisions are similarly driven by our long term fundamental analysis. We constantly review portfolio investments and may sell a holding when it has achieved its valuation target, if we believe there is structural or permanent deterioration in the underlying fundamentals of the business, or we identify what we believe is a more attractive investment opportunity with a better margin of safety.

The Fund may hold some of its assets in cash or money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Disciplined U.S. Core Fund

Investment Adviser Wells Fargo Funds Management, LLC
Sub-Adviser Wells Capital Management Incorporated
Portfolio Managers William E. Zieff
Fund Inception: 7/16/2010 Administrator Class Ticker: EVSYX Fund Number: 716

Investment Objective

The Disciplined U.S. Core Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of U.S. large-capitalization companies.

Principal Investment Strategies

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500 Index. The market capitalization range of the S&P 500 Index was $1.1 billion to $323.7 billion, as of December 31, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We employ a quantitative investment approach to identify companies with favorable investment characteristics in the areas of valuation, investor sentiment and quality. Our approach looks to achieve positive excess returns relative to the S&P 500 Index by using stock selection to take controlled active risks in a portfolio that is similar to the benchmark. We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Growth Style Investment Risk Issuer Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Disciplined Value Fund

Investment Adviser Wells Fargo Funds Management, LLC
Sub-Adviser Wells Capital Management Incorporated
Portfolio Managers William E. Zieff
Fund Inception: 7/16/2010 Administrator Class Ticker: EDSIX Fund Number: 786

Investment Objective

The Disciplined Value Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity securities of large-capitalization companies.

Principal Investment Strategies

We invest principally in equity securities of large-capitalization companies. We define large-capitalization companies as companies with market capitalizations within the range of the Russell 1000® Value Index. The market capitalization range of the Russell 1000® Value Index was approximately $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We employ a quantitative investment approach that seeks to identify companies with favorable investment characteristics in the areas of valuation, investor sentiment and quality. In the aggregate, our approach seeks to offer portfolio risk characteristics similar to those of the Russell 1000® Value Index, while emphasizing those investment characteristics we consider most likely to lead to performance greater than that of the Russell 1000® Value Index.

We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Issuer Risk Leverage Risk Liquidity Risk	Management Risk Market Risk Regulatory Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Large Cap Core Fund

Investment Adviser Wells Fargo Funds Management, LLC
Sub-Adviser Golden Capital Management, LLC
Portfolio Managers Jeff C. Moser, CFA
Fund Inception: 7/19/2010 Administrator Class: Ticker: EGOIX Fund Number: 3723

Investment Objective

The Large Cap Core Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

  up to 10% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

Principal Investment Strategies

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index. The market capitalization range of the S&P 500® Index was $1.1 billion to $323.7 billion, as of December 31, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco.

We utilize a combination of quantitative methods and qualitative analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. We use proprietary valuation, earnings and trading momentum models to rank securities in terms of their valuation, potential for delivering future earnings in excess of current analysts' expectations and overall attractiveness.

In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price. Stocks that fall below minimum threshold rankings in either the valuation or earnings models are candidates for sale. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Omega Growth Fund

Investment Adviser Wells Fargo Funds Management, LLC
Sub-Adviser Wells Capital Management Incorporated
Portfolio Managers Aziz Hamzaogullari, CFA
Fund Inception: 7/19/2010 Administrator Class: Ticker: EOMYX Fund Number: 119

Investment Objective

The Omega Growth Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of its total assets in equity securities; and

  up to 25% of the its total assets in equity securities of foreign issuers, including ADRs and similar investments.

Principal Investment Strategies

We invest principally in equity securities of companies of all market capitalizations. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The goal of our fundamental investment process is to identify the small number of high quality companies capable of sustaining above average, long-term cash flow growth and then to invest at a significant discount to our valuation estimate to create long-term value for investors. Our strategy is focused on firms with a strong business franchise that, because of their structural advantages, are best-positioned to benefit from the secular growth trends in their industry. Our investment process is forward looking. Because we approach research from the perspective of a potential owner, we focus on future cash flows for measuring intrinsic value. Through our fundamental, bottom-up analysis, we form distinct, company-specific insights. Our disciplined scrutiny of upside potential and downside risk gives us the confidence to make long-term investments regardless of the short-term impact of business cycles. Our fund is constructed company by company, based on our level of conviction. Our sell decisions are similarly driven by our long-term fundamental analysis. Always vigilant of the overall portfolio's risk-return profile, we would also sell a stock if we found a more attractive candidate with a better margin of safety. As long-term investors, our final portfolio typically has a low average turnover and typically holds 35-60 stocks.

The Fund may hold some of its assets in cash or in money market instruments, including U.S.Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk Issuer Concentration Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Regulatory Risk Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Premier Large Company Growth Fund

Investment Adviser Wells Fargo Funds Management, LLC
Sub-Adviser Wells Capital Management Incorporated
Portfolio Managers Aziz Hamzaogullari, CFA
Fund Inception: 7/19/2010 Ticker: TDB Fund Number: 3721

Investment Objective

The Premier Large Company Growth Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of large-capitalization companies.

Principal Investment Strategies

We invest principally in equity securities of large-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was approximately $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The goal of our fundamental investment process is to identify the small number of high quality companies capable of sustaining above average, long-term cash flow growth and then to invest at a significant discount to our valuation estimate to create long-term value for investors. Our strategy is focused on firms with a strong business franchise that, because of their structural advantages, are best-positioned to benefit from the secular growth trends in their industry. Our investment process is forward looking. Because we approach research from the perspective of a potential owner, we focus on future cash flows for measuring intrinsic value. Through our fundamental, bottom-up analysis, we form distinct, company-specific insights. Our disciplined scrutiny of upside potential and downside risk gives us the confidence to make long-term investments regardless of the short-term impact of business cycles. Our fund is constructed company by company, based on our level of conviction.

Our sell decisions are similarly driven by our long-term fundamental analysis. Always vigilant of the overall portfolio's risk-return profile, we would also sell a stock if we found a more attractive candidate with a better margin of safety.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk Issuer Concentration Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Counter-Party Risk
 When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Derivatives Risk
 The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Foreign Investment Risk
 Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

Growth Style Investment Risk
 Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

Issuer Risk
 The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

Issuer Concentration Risk
Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.

Leverage Risk
 Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk
A security may not be sold at the time desired or without adversely affecting the price.

Management Risk
 We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets. The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously.

Regulatory Risk
 Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Value Style Investment Risk
Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

Organization and Management of the Funds

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

The Investment Adviser

Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank.Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption"Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund will be available in the Funds' annual or semiannual report for the fiscal period next ending after the date of this Prospectus.

The Fund has not yet commenced operations and so has not yet paid an advisory fee to Funds Management for a completed fiscal year.

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator, principal underwriter, and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

The Sub-Advisers and Portfolio Managers

The following sub-advisers and portfolio managers perform day-to-day investment management activities for the Funds. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Golden Capital Management, LLC (Golden Capital) is the sub-adviser to Wells Fargo Advantage Large Cap Core Fund. Golden Capital (originally Golden Capital Management, a division of Smith Asset Management Group) was founded in 1999 by Greg W. Golden, currently President, CEO and member of the investment team, and Jeffrey Moser, currently Chief Operating Officer and member of the investment team. Golden Capital is located at 5 Resource Square, Suite 150, 10715 David Taylor Drive, Charlotte, North Carolina 28262. Alternative Strategies, Inc., a wholly owned subsidiary of Wells Fargo & Company, owns a 45% minority stake interest in Golden Capital.

Jeff C. Moser, CFA Large Cap Core Fund

Mr. Moser is responsible for managing the Large Cap Core Fund, which he has managed since 2010. Mr. Moser co-founded Golden Capital Management in March 1999. He serves as Chief Operating Officer for the firm and Chairman of the Investment Policy Committee. He has been the lead portfolio manager for the Large Cap Core strategy since its inception in 1995. Education: B.S., Mathematics, Wake Forest University. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute and the NC CFA Society.

Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco,CA 94105, is the sub-adviser for the Classic Value, Core Equity, Disciplined U.S. Core, Disciplined Value, Omega Growth and Premier Large Company Growth Funds . Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of these Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Aziz Hamzaogullari, CFA Omega Growth Fund Premier Large Company Growth Fund

Mr. Hamzaogullari is responsible for managing the Omega Growth Fund and the Premier Large Company Growth Fund, which he has managed since 2010. Mr. Hamzaogullari is a Managing Director and Director of Research with the Large Cap Core Growth Equity team of Wells Capital's Equity Management group. As head of the Large Cap Research Team, he is responsible for the research and investment process and management of the research team. He has been with Wells Capital or one of its predecessor firms since 2001 and Director of Research since 2003. Education: B.S., Managemend, Bilkent University in Turday; M.B.A., George Washington University. He has been awarded the use of the Chartered Financial Analyst (CFA) designation from the CFA Institute, and he is a member of the Boston Security Analysts Society and the CFA Institute.

Walter T. McCormick, CFA Classic Value Fund Core Equty Fund

Mr. McCormick is jointly responsible for managing the Classic Value Fund and the Core Equity Fund, both of which he has managed since 2010. Mr. McCormick is a a Managing Director, Senior Portfolio Manager, and Head of the Large Cap Value/Core Equity team of Wells Capital's Equity Management group. He returned to Wells Capital in 2002. Education: B.A., Providence College; M.B.A., Rutgers University. He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the Boston Securities Analysts Society. He is also a past president of the Providence Society of Financial Analysts.

Gary Mishuris, CFA Classic Value Fund

Mr. Mishuris is jointly responsible for managing the Classic Value Fund, which he has managed since 2010. Mr. Mishuris is a Director and Portfolio Manager with the Large Cap Equity Research team of Wells Capital's Equity Management group. He has been with Wells Capital or one of its predecessor firms since 2004. Education: B.S., Economics and Computer Science, Massachusetts Institute of Technology (MIT). He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and is a member of both the CFA Institute and the Boston Securities Analysts Society.

Emory W. (Sandy) Sanders, Jr., CFA Core Equity Fund

Mr. Sanders is jointly responsible for managing the Core Equity Fund, which he has managed since 2010. Mr. Sanders is a Director, Portfolio Manager and Senior Equity Analyst with the Large Cap Equity Research team of Wells Capital's Equity Management group. He has been with Wells Capital or one of its predecessor firms since 1997. Education: B.S., University of Vermont. He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the Boston Securities Analysts Society.

William E. Zieff Disciplined U.S. Core Fund Disciplined Value Fund

Mr. Zieff is responsible for managing the Disciplined U.S. Core Fund and the Disciplined Value Fund, which he has managed since 2010. Mr. Zieff is a Chief Investment Officer and Managing Director with Wells Capital's Global Structured Products group. He has been with Wells Capital or one of its predecessor firms since 2000. Education: B.A., Economis and Mathematics, Brown University; M.B.A., Harvard Business School.

Dormant Multi-Manager Arrangement

The Board has adopted a "multi-manager" arrangement for the Funds. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

Compensation to Dealers and Shareholders Servicing Agents

Shareholder Servicing Plan
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn,may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmationsof transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above.The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

Pricing of Fund Shares

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET).To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if,among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security.We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

How to Buy Shares

Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

  Employee benefit plan programs that have at least $10 million in plan assets;

  Broker-dealer managed account or wrap programs that charge an asset-based fee;

  Registered investment adviser mutual fund wrap programs that charge an asset-based fee;

  Internal Revenue Code Section 529 college savings plan accounts;

  Fund of Funds including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM);

  Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

  Institutions who invest a minimum initial amount of $1 million in a Fund; and

  Under certain circumstances and for certain groups as detailed in the Funds' Statement of Additional Information.

Institutions Purchasing Shares Directly	Opening an Account	Adding to an Account
By Telephone or Internet

A new account may not be opened by
telephone or internet unless the institution
has anotherWells Fargo Advantage Fund
account. If the institution does not currently
have an account, contact your investment
representative.

To buy additional shares or to buy
shares in a new Fund:

  Call Investor Services at 1-800-222-8222 or Call 1-800-368-7550 for the automated phone system or visit ourWeb site at www.wellsfargo.com/ advantagefunds

By Wire

  Complete and sign the Administrator Class account application

  Call Investor Services at 1-800-222-8222 for faxing instructions

  Use the following wiring instructions: State Street Bank & Trust Boston, MA

  Bank Routing Number: ABA 011000028 Wire Purchase Account: 9905-437-1 Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number) Account Name: Provide your name as registered on the Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

Special Considerations When Investing Through Financial Intermediaries:
 If a financial intermediary purchases Administrator Class shares on your behalf, you should understand the following:

  Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

  Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Administrator Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers'beneficial ownership of the shares.

  Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

  Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

  U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

  Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

  Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

How to Sell Shares

Administrator Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

  To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

  Redemptions processed by EFT to a linkedWells Fargo Bank account occur same day forWells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

  Transfers made to aWells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

  Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

  To arrange for a Federal Funds wire, call 1-800-222-8222.

  Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

  Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

General Notes for Selling Shares

  Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

  Earnings Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

  Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

  Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case,we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

  Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

  In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

  An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

  You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

  Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

  If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

  Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide,among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be"blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption.This policy does not apply to:

  Money market funds;

  Ultra-short funds;

  Purchases of shares through dividend reinvestments;

  Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

  Rebalancing transactions within certain asset allocation or"wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

  Transactions initiated by a registered"fund of funds"or Section 529 Plan into an underlying fund investment;

  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

  Purchases below $5,000 (including purchases that are part of an exchange transaction).

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity.As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management's analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plans and registered funds of funds.

Account Policies

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

  Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

  Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above.You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly.Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions.Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Funds' Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Funds'Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity.Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and ourWeb site,we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address.Corporate, trust and other entity accounts require additional documentation.This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity,we reserve the right to redeem your account at the current day's NAV.You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Funds, except the Classic Value Fund, the Core Equity Fund, the Disciplined U.S. Core Fund and the Disciplined Value Fund, generally make distributions of any net investment income and any realized net capital gains at least annually. The Classic Value Fund, the Core Equity Fund, the Disciplined U.S. Core Fund and the Disciplined Value Fund generally make distributions of any net investment income quarterly and any realized net capital gains at least annually.Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning.You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced,maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

Additional Performance Information

This section contains additional information regarding performance of a Fund. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section entitled "Share Class Performance" provides history for specified share classes of certain Funds.

Index Descriptions
 The Fund has not yet commenced operations and so does not yet have performance history. Once it does, the Fund will compare its returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

Russell 1000® Growth Index	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.
Russell 1000® Value Index	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.
S&P 500 Index

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock's weight in The index proportionate to its market value. You cannot invest directly in an index.

Financial Highlights

The following tables are intended to help you understand each Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. On July 19, 2010, the Classic Value Fund acquired the assets of Evergreen Equity Income Fund and the Wells Fargo Advantage Specialized Financial Services Fund. The Core Equity Fund acquired the assets of Evergreen Fundamental Large Cap Fund. The Disciplined U.S. Core Fund acquired the assets of Evergreen Enhanced S&P 500® Fund. The Disciplined Value Fund acquired the assets of Evergreen Disciplined Value Fund, Wells Fargo Advantage U.S. Value Fund and Wells Fargo Advantage Equity Income Fund. The Large Cap Core Fund acquired the assets of Evergreen Golden Large Cap Core Fund and Wells Fargo Advantage Large Company Core Fund. The Omega Growth Fund acquired the assets of Evergreen Omega Fund. The Premier Large Company Growth Fund acquired the assets of Evergreen Large Company Growth Fund and Wells Fargo Advantage Large Company Growth Fund (the Evergreen Equity Income Fund, Evergreen Fundamental Large Cap Fund, Enhanced S&P 500® Fund, Evergreen Disciplined Value Fund, Evergreen Golden Large Cap Core Fund, Evergreen Omega Fund and Evergreen Large Company Growth Fund are collectively referred to as the "Acquired Funds"). The financial highlights for the periods prior to July __, 2010 are those of the Acquired Funds respectively. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, a copy of which is available upon request.

[table(s) to come]

FOR MORE INFORMATION
More information on a Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period. The Report of Independent Registered Public Accounting Firm and each Fund's audited financial statements included in each Fund's most recent audited annual report are incorporated by reference into this Prospectus.

To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us:
By telephone: Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778
By e-mail: wfaf@wellsfargo.com
By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
On the Internet: www.wellsfargo.com/advantagefunds
From the SEC: Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100"F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

_______ / P______ 07-10
ICA Reg. No. 811-09253

© 2010 Wells Fargo Funds Management, LLC. All rights reserved.

ICA Reg. No. 811-09253
WellsFargo
Wells Fargo Advantage Funds® - Large Cap Stock Funds
Prospectus July 19, 2010
Disciplined Value Fund - [ticker] Large Cap Core Fund - [ticker] Premier Large Company Growth Fund - [ticker] Investor Class

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

Wells Fargo Advantage Funds

Disciplined Value Fund Summary

Investment Objective

The Disciplined Value Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of large-capitalization companies. We define large-capitalization companies as companies with market capitalizations within the range of the Russell 1000® Value Index. The market capitalization range of the Russell 1000® Value Index was approximately $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We employ a quantitative investment approach that seeks to identify companies with favorable investment characteristics in the areas of valuation, investor sentiment and quality. In the aggregate, our approach seeks to offer portfolio risk characteristics similar to those of the Russell 1000® Value Index, while emphasizing those investment characteristics we consider most likely to lead to performance greater than that of the Russell 1000® Value Index.

We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Value Style Investment Risk. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Adviser
Wells Fargo Funds Management, LLC
Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	William E. Zieff, Portfolio Manager / 2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Purchase and Sale of Fund Shares" beginning on page xx of the Prospectus.

Large Cap Core Fund Summary

Investment Objective

The Large Cap Core Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index. The market capitalization range of the S&P 500® Index was $1.1 billion to $323.7 billion, as of December 31, 2009, and is expected to change frequently.

Under normal circumstances, we invest up to 10% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco.

We utilize a combination of quantitative methods and qualitative analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. We use proprietary valuation, earnings and trading momentum models to rank securities in terms of their valuation, potential for delivering future earnings in excess of current analysts' expectations and overall attractiveness.

In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price. Stocks that fall below minimum threshold rankings in either the valuation or earnings models are candidates for sale. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Value Style Investment Risk. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Adviser
Wells Fargo Funds Management, LLC
Sub-Adviser	Portfolio Manager, Title/Managed Since
Golden Capital Management, LLC	Jeff C. Moser, CFA, Portfolio Manager / 2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Purchase and Sale of Fund Shares" beginning on page xx of the Prospectus.

Premier Large Company Growth Fund Summary

Investment Objective

The Premier Large Company Growth Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was approximately $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently. Under normal cicumstances, we invest up to 20% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments. As long-term investors, our final portfolio typically has a low average turnover and typically holds 30-50 stocks.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The goal of our fundamental investment process is to identify the small number of high quality companies capable of sustaining above average, long-term cash flow growth and then to invest at a significant discount to our valuation estimate to create long-term value for investors. Our strategy is focused on firms with a strong business franchise that, because of their structural advantages, are best-positioned to benefit from the secular growth trends in their industry. Our investment process is forward looking. Because we approach research from the perspective of a potential owner, we focus on future cash flows for measuring intrinsic value. Through our fundamental, bottom-up analysis, we form distinct, company-specific insights. Our disciplined scrutiny of upside potential and downside risk gives us the confidence to make long-term investments regardless of the short-term impact of business cycles. Our fund is constructed company by company, based on our level of conviction.

Our sell decisions are similarly driven by our long-term fundamental analysis. Always vigilant of the overall portfolio's risk-return profile, we would also sell a stock if we found a more attractive candidate with a better margin of safety.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Concentration Risk
 Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Adviser
Wells Fargo Funds Management, LLC
Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	Aziz Hamzaogullari, CFA, Portfolio Manager / 2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Purchase and Sale of Fund Shares" beginning on page xx of the Prospectus.

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Investor Class: $2,500 Minimum Additional Investment $100 See How to Buy Shares beginning on page XX of the Prospectus	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

In general, you can buy or sell shares of the Fund by mail, internet, phone, wire or in person on any business day. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

Key Fund Information

This Prospectus contains information about the Fund within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

  what the Fund is trying to achieve;

  how we intend to invest your money; and

  what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investments and practices.Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets"are measured as percentages of net assets plus borrowings for investment purposes.The investment policy of the Funds, except the Disciplined Value Fund, concerning"80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

Principal Risk Factors

This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

Disciplined Value Fund

Investment Adviser Wells Fargo Funds Management, LLC
Sub-Adviser Wells Capital Management Incorporated
Portfolio Managers William E. Zieff
Fund Inception: 7/16/2010 Investor Class Ticker: [ticker] Fund Number: 3258

Investment Objective

The Disciplined Value Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity securities of large-capitalization companies.

Principal Investment Strategies

We invest principally in equity securities of large-capitalization companies. We define large-capitalization companies as companies with market capitalizations within the range of the Russell 1000® Value Index. The market capitalization range of the Russell 1000® Value Index was approximately $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We employ a quantitative investment approach that seeks to identify companies with favorable investment characteristics in the areas of valuation, investor sentiment and quality. In the aggregate, our approach seeks to offer portfolio risk characteristics similar to those of the Russell 1000® Value Index, while emphasizing those investment characteristics we consider most likely to lead to performance greater than that of the Russell 1000® Value Index.

We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Issuer Risk Leverage Risk Liquidity Risk	Management Risk Market Risk Regulatory Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Large Cap Core Fund

Investment Adviser Wells Fargo Funds Management, LLC
Sub-Adviser Golden Capital Management, LLC
Portfolio Managers Jeff C. Moser, CFA
Fund Inception: 7/19/2010 Investor Class: Ticker: [ticker] Fund Number: 3259

Investment Objective

The Large Cap Core Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

  up to 10% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

Principal Investment Strategies

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index. The market capitalization range of the S&P 500® Index was $1.1 billion to $323.7 billion, as of December 31, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco.

We utilize a combination of quantitative methods and qualitative analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. We use proprietary valuation, earnings and trading momentum models to rank securities in terms of their valuation, potential for delivering future earnings in excess of current analysts' expectations and overall attractiveness.

In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price. Stocks that fall below minimum threshold rankings in either the valuation or earnings models are candidates for sale. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Premier Large Company Growth Fund

Investment Adviser Wells Fargo Funds Management, LLC
Sub-Adviser Wells Capital Management Incorporated
Portfolio Managers Aziz Hamzaogullari, CFA
Fund Inception: 7/19/2010 Institutional Class Ticker: [ticker] Fund Number: 3260

Investment Objective

The Premier Large Company Growth Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of large-capitalization companies.

Principal Investment Strategies

We invest principally in equity securities of large-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was approximately $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The goal of our fundamental investment process is to identify the small number of high quality companies capable of sustaining above average, long-term cash flow growth and then to invest at a significant discount to our valuation estimate to create long-term value for investors. Our strategy is focused on firms with a strong business franchise that, because of their structural advantages, are best-positioned to benefit from the secular growth trends in their industry. Our investment process is forward looking. Because we approach research from the perspective of a potential owner, we focus on future cash flows for measuring intrinsic value. Through our fundamental, bottom-up analysis, we form distinct, company-specific insights. Our disciplined scrutiny of upside potential and downside risk gives us the confidence to make long-term investments regardless of the short-term impact of business cycles. Our fund is constructed company by company, based on our level of conviction.

Our sell decisions are similarly driven by our long-term fundamental analysis. Always vigilant of the overall portfolio's risk-return profile, we would also sell a stock if we found a more attractive candidate with a better margin of safety.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk Issuer Concentration Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Counter-Party Risk
 When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Derivatives Risk
 The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Foreign Investment Risk
 Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

Growth Style Investment Risk
 Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

Issuer Risk
 The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

Issuer Concentration Risk
Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.

Leverage Risk
 Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk
A security may not be sold at the time desired or without adversely affecting the price.

Management Risk
 We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets. The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously.

Regulatory Risk
 Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

Value Style Investment Risk
Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

Organization and Management of the Funds

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

The Investment Adviser

Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank.Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption"Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund will be available in the Funds' annual or semiannual report for the fiscal period next ending after the date of this Prospectus.

The Fund has not yet commenced operations and so has not yet paid an advisory fee to Funds Management for a completed fiscal year.

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator, principal underwriter, and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

The Sub-Advisers and Portfolio Managers

The following sub-advisers and portfolio managers perform day-to-day investment management activities for the Funds. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Golden Capital Management, LLC (Golden Capital) is the sub-adviser to Wells Fargo Advantage Large Cap Core Fund. Golden Capital (originally Golden Capital Management, a division of Smith Asset Management Group) was founded in 1999 by Greg W. Golden, currently President, CEO and member of the investment team, and Jeffrey Moser, currently Chief Operating Officer and member of the investment team. Golden Capital is located at 5 Resource Square, Suite 150, 10715 David Taylor Drive, Charlotte, North Carolina 28262. Alternative Strategies, Inc., a wholly owned subsidiary of Wells Fargo & Company, owns a 45% minority stake interest in Golden Capital.

Jeff C. Moser, CFA Large Cap Core Fund

Mr. Moser is responsible for managing the Large Cap Core Fund, which he has managed since 2010. Mr. Moser co-founded Golden Capital Management in March 1999. He serves as Chief Operating Officer for the firm and Chairman of the Investment Policy Committee. He has been the lead portfolio manager for the Large Cap Core strategy since its inception in 1995. Education: B.S., Mathematics, Wake Forest University. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute and the NC CFA Society.

Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco,CA 94105, is the sub-adviser for the Disciplined Value and Premier Large Company Growth Funds. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of these Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Aziz Hamzaogullari, CFA Premier Large Company Growth Fund

Mr. Hamzaogullari is responsible for managing the Premier Large Company Growth Fund, which he has managed since 2010. Mr. Hamzaogullari is a Managing Director and Director of Research with the Large Cap Core Growth Equity team of Wells Capital's Equity Management group. As head of the Large Cap Research Team, he is responsible for the research and investment process and management of the research team. He has been with Wells Capital or one of its predecessor firms since 2001 and Director of Research since 2003. Education: B.S., Managemend, Bilkent University in Turday; M.B.A., George Washington University. He has been awarded the use of the Chartered Financial Analyst (CFA) designation from the CFA Institute, and he is a member of the Boston Security Analysts Society and the CFA Institute.

William E. Zieff Disciplined Value Fund

Mr. Zieff is responsible for managing the Disciplined Value Fund, which he has managed since 2010. Mr. Zieff is a Chief Investment Officer and Managing Director with Wells Capital's Global Structured Products group. He has been with Wells Capital or one of its predecessor firms since 2000. Education: B.A., Economis and Mathematics, Brown University; M.B.A., Harvard Business School.

Dormant Multi-Manager Arrangement

The Board has adopted a "multi-manager" arrangement for the Funds. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

Compensation to Dealers and Shareholders Servicing Agents

Shareholder Servicing Plan
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn,may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmationsof transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above.The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

Pricing of Fund Shares

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET).To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if,among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security.We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

How to Open an Account

You can open a Wells Fargo Advantage Funds account through any of the following means:

  directly with the Fund. Complete a Wells Fargo Advantage Funds application, which youmay obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

  through a brokerage account with an approved selling agent; or

  through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

How to Buy Shares

This section explains how you can buy shares directly from Wells Fargo Advantage Funds. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts IRAs, IRA rollovers, Roth IRAs UGMA/UTMA accounts Employer Sponsored Retirement Plans	$2,500 $1,000 $1,000 no minimum	$100 $100 $50 no minimum
Buying Shares	Opening an Account	Adding to an Account
By Internet

You may open an account online and fund your account with an Electronic Funds Transfer from your bank account, by Federal Wire, or by sending us a check. Initial investments made on line are limited to $25,000.Visit www.wellsfargo.com/advantagefunds

  To buy additional shares or buy shares of a new Fund, visit www.wellsfargo.com/ advantagefunds.

  Subsequent online purchases have a minimum of $100 and a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Mail

  Complete and sign your account application.

  Mail the application with your check made payable to the Fund to Investor Services at:

Regular Mail
Wells Fargo Advantage Funds
P.O. Box 8266
Boston,MA 02266-8266

Overnight Only
Wells Fargo Advantage Funds
c/o Boston Financial Data Services
30 Dan Road
Canton,MA 02021-2809

  Enclose a voided check (for checking accounts) or a deposit slip (savings accounts). Alternatively, include a note with your name, the Fund name, and your account number.

  Mail the deposit slip or note with your check made payable to the Fund to the address on the left.

By Telephone

A new account may not be opened by telephone unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.

To buy additional shares or to buy shares of a new Fund call: Investor Services at 1-800-222-8222 or 1-800-368-7550 for the automated phone system.
By Wire

  Complete, sign and mail your account application (refer to the section on buying shares by mail)

  Provide the following instructions to your financial institution:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Advantage Funds
                  (Name of Fund, Account
                  Number and any applicable
                  share class)
                  Account Name: Provide your
                  name as registered on the
                  Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

General Notes for Buying Shares

  Proper Form. If the transfer agent receives your application in proper order before the close of the NYSE, your transactions will be priced at that day's NAV. If your application is received after the close of trading on the NYSE, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request.You are eligible to earn distributions beginning on the business day after the transfer agent receives your application in proper form.

  U.S. Dollars Only. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks.

  Insufficient Funds. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid.

  No Fund Named. When all or a portion of a payment is received for investment without a clear Fund designation,we may direct the undesignated portion or the entire amount, as applicable, into theWells Fargo Advantage Money Market Fund.We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

  Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

  Minimum Initial and Subsequent Investment Waivers. We allow a reduced minimum initial investment of $50 if you sign up for at least a $50 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart,we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan.We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

How to Sell Shares

The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

Selling Shares	To Sell Some or All of Your Shares
By Internet

Visit ourWeb site at www.wellsfargo.com/advantagefunds. Redemptions requested online are limited to a maximum of $100,000.You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Mail

  Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the dollar amount you wish to receive (or write "Full Redemption" to redeem your remaining account balance) to the address below.

  Make sure all account owners sign the request exactly as their names appear on the account application.

  A medallion guarantee may be required under certain circumstances (see"General Notes for Selling Shares").

Regular Mail
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266

Overnight Only
Wells Fargo Advantage Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

By Wire

  To arrange for a Federal Funds wire, call 1-800-222-8222.

  Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

  Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close.

  There is a $10 fee for each request.

By Telephone / Electronic Funds Transfer (EFT)

  Call an Investor Services representative at 1-800-222-8222 or use the automated phone system 1-800-368-7550.

  Telephone privileges are automatically made available to you unless you specifically decline them on your account application or subsequently in writing.

  Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

  A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

  Transfers made to aWells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

  Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

  Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

Through Your Investment Representative	Contact your investment representative.

General Notes For Selling Shares

  Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares. Requests received before the cutoff time are processed on the same business day.

  Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check,by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds.Although generally we pay redemption requests in cash,we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

  Wire Fees. Typically, there is a $10 fee for wiring funds, however we reserve the right to waive any such fee for shareholders with account balances in excess of $100,000. Please contact your bank to find out about any charges they may assess for an incoming wire transfer.

  Telephone/Internet Redemptions. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet.We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.

  Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

  Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan.There may be special requirements that supercede the directions in this Prospectus.

  Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party.You can get a Medallion guarantee at a financial institution such as a bank or brokerage house.We do not accept notarized signatures.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

  In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

  An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

  You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

  Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

  If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

  Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide,among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be"blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption.This policy does not apply to:

  Money market funds;

  Ultra-short funds;

  Purchases of shares through dividend reinvestments;

  Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

  Rebalancing transactions within certain asset allocation or"wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

  Transactions initiated by a registered"fund of funds"or Section 529 Plan into an underlying fund investment;

  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

  Purchases below $5,000 (including purchases that are part of an exchange transaction).

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity.As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management's analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plans and registered funds of funds.

Account Policies

Automatic Plans
 These plans help you conveniently purchase and/or redeem shares each month.Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date,we will process the transaction on or about the 25th day of the month.Call Investor Services at 1-800-222-8222 for more information.

  Automatic Investment Plan —With this plan, you can regularly purchase shares of aWells Fargo Advantage Fund with money automatically transferred from a linked bank account.

  Automatic Exchange Plan —With this plan, you can regularly exchange shares of aWells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the"How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100.This feature may not be available for certain types of accounts.

    must have a Fund account valued at $10,000 or more;

    must request a minimum redemption of $100;

    must have your distributions reinvested; and

    may not simultaneously participate in the Automatic Investment Plan.

  Payroll Direct Deposit —With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice. It generally takes about ten business days to establish a plan once we have received your instructions.

It generally takes about five business days to change or cancel participation in a plan.We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

  Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

  Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above.You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly.Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions.Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Funds' Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Funds' Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity.Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and ourWeb site,we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address.Corporate, trust and other entity accounts require additional documentation.This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity,we reserve the right to redeem your account at the current day's NAV.You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Funds, except the Disciplined Value Fund, generally make distributions of any net investment income monthly and any realized net capital gains at least annually. The Disciplined Value Fund generally makes distributions of any net investment income quarterly and any realized net capital gains at least annually. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

  Automatic Reinvestment Option—Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

  Check Payment Option—Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

  Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

  Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning.You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced,maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

Additional Performance Information

This section contains additional information regarding performance of a Fund. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section entitled "Share Class Performance" provides history for specified share classes of certain Funds.

Index Descriptions
 The Fund has not yet commenced operations and so does not yet have performance history. Once it does, the Fund will compare its returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

Russell 1000® Growth Index	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.
Russell 1000® Value Index	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.
S&P 500 Index

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock's weight in The index proportionate to its market value. You cannot invest directly in an index.

Financial Highlights

The following tables are intended to help you understand each Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. On July 19, 2010, The Disciplined Value Fund acquired the assets of Evergreen Disciplined Value Fund, Wells Fargo Advantage U.S. Value Fund and Wells Fargo Advantage Equity Income Fund. The Large Cap Core Fund acquired the assets of Evergreen Golden Large Cap Core Fund and Wells Fargo Advantage Large Company Core Fund. The Premier Large Company Growth Fund acquired the assets of Evergreen Large Company Growth Fund and Wells Fargo Advantage Large Company Growth Fund (the Evergreen Disciplined Value Fund, Evergreen Golden Large Cap Core Fund, and Evergreen Large Company Growth Fund are collectively referred to as the "Acquired Funds"). The financial highlights for the periods prior to July __, 2010 are those of the Acquired Funds respectively. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period.  The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, a copy of which is available upon request.

FOR MORE INFORMATION
More information on a Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period. The Report of Independent Registered Public Accounting Firm and each Fund's audited financial statements included in each Fund's most recent audited annual report are incorporated by reference into this Prospectus.

To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us:
By telephone: Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778
By e-mail: wfaf@wellsfargo.com
By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
On the Internet: www.wellsfargo.com/advantagefunds
From the SEC: Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100"F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

_______ / P______ 07-10
ICA Reg. No. 811-09253

© 2010 Wells Fargo Funds Management, LLC. All rights reserved.

ICA Reg. No. 811-09253
Prospectus July 19, 2010

Classic Value Fund - ETRRX Omega Growth Fund - EKORX Strategic Large Cap Growth Fund - ESGRX

R Class*

*Class R shares are only available to participants in certain retirement plans.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Wells Fargo Advantage Funds - Large Cap Stock Funds

Classic Value Fund Summary

Investment Objective

The Classic Value Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Value Index. The market capitalization range of the Russell 1000® Value Index was $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The Fund may invest up to 20% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We are value-oriented long-term fundamental investors who seek to own businesses whose economics we understand well. We primarily focus on companies that are structurally well positioned through a combination of favorable industry forces and company-specific competitive advantages. We use the results of our fundamental analysis to come up with a range of intrinsic values for the business underlying each equity security. Our goal is to purchase equity securities with a margin of safety, which we believe comes from both our purchase price relative to our range of value estimates and the quality of the businesses that we are purchasing.

We look to sell our holdings when the valuation is no longer favorable, our assessment of the quality of the business changes or when we find more attractive opportunities.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Value Style Investment Risk. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Adviser
Wells Fargo Funds Management, LLC
Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	Walter T. McCormick, CFA, Portfolio Manager / 2010 Gary Mishuris, CFA, Portfolio Manager / 2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to"Summary of Other Important Information Regarding Purchase and Sale of Fund Shares"beginning on page xx of the Prospectus.

Omega Growth Fund Summary

Investment Objective

The Omega Growth Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its total assets in equity securities and may invest up to 25% of the its total assets in equity securities of foreign issuers, including ADRs and similar investments. We invest principally in equity securities of companies of all market capitalizations.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The goal of our fundamental investment process is to identify the small number of high quality companies capable of sustaining above average, long-term cash flow growth and then to invest at a significant discount to our valuation estimate to create long-term value for investors. Our strategy is focused on firms with a strong business franchise that, because of their structural advantages, are best-positioned to benefit from the secular growth trends in their industry. Our investment process is forward looking. Because we approach research from the perspective of a potential owner, we focus on future cash flows for measuring intrinsic value. Through our fundamental, bottom-up analysis, we form distinct, company-specific insights. Our disciplined scrutiny of upside potential and downside risk gives us the confidence to make long-term investments regardless of the short-term impact of business cycles. Our fund is constructed company by company, based on our level of conviction. Our sell decisions are similarly driven by our long-term fundamental analysis. Always vigilant of the overall portfolio's risk-return profile, we would also sell a stock if we found a more attractive candidate with a better margin of safety. As long-term investors, our final portfolio typically has a low average turnover and typically holds 35-60 stocks.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Issuer Concentration Risk
 Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Adviser
Wells Fargo Funds Management, LLC
Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	Aziz Hamzaogullari, CFA, Portfolio Manager / 2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to"Summary of Other Important Information Regarding Purchase and Sale of Fund Shares"beginning on page xx of the Prospectus.

Strategic Large Cap Growth Fund Summary

Investment Objective

The Strategic Large Cap Growth Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies.

We invest principally in equity securities of large-capitalization companies which we define as companies with market capitalizations within the range of the Russell 1000® Index. As of December 31, 2009, the Russell 1000® Index had a market capitalization range of $263 million to $324 billion.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may actively trade portfolio securities.

We use a bottom-up investment process that combines quantitative and qualitative research to identify companies with histories of superior earnings growth, strong current fundamentals and rising earnings estimates. We begin with a universe of approximately 1,300 stocks, which include the constituents of the Russell 1000® Growth Index. We use a multi-factor quantitative model that assesses elements of growth, momentum, earnings quality and financial strength to identify and rank companies with demonstrated histories of high quality earnings growth, favorable income statement and balance sheet trends and strong free cash flow. We then conduct qualitative fundamental analysis to gain a more complete understanding of the business and the different factors that may influence the company's market price over time. Specifically, we assess the quality of reported earnings, analyze growth and profitability trends, challenge consensus-derived long-term growth estimates and look at the overall growth and competitive position of the specific company within its industry. We continually monitor our holdings and search for deterioration in earnings trends that could trigger a disappointment. Signs of deterioration include a decline in a stock's quantitative rank, a disconnect between cash flow growth and reported earnings, decreasing profit margins, and slowing revenue growth. When we identify early signs of deterioration, or when a stock's quantitative rank declines, a sell review is conducted. However, we do not identify any one specific sell trigger. The final portfolio represents 50-70 of the team's highest conviction names, broadly diversified across the different sectors of the Russell 1000® Growth Index.

Principal Investment Risks

Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Adviser
Wells Fargo Funds Management, LLC
Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	W. Shannon Reid, CFA, Portfolio Manager / 2010 David M. Chow, CFA, Portfolio Manager / 2010 Jay Zelko, Portfolio Manager / 2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to"Summary of Other Important Information Regarding Purchase and Sale of Fund Shares"beginning on page xx of the Prospectus.

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

For Class R shares, eligible retirement plans of qualifying size generally may open an account and purchase Class R shares by contacting certain broker-dealers and financial institutions that have selling agreements with WFFD. These entities may impose transaction charges. Additional shares may be purchased through a retirement plan's administrator or record-keeper.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Opening an Account
Institutions which currently have another account with
Wells Fargo Advantage Funds may open an account by
phone or internet. If the institution does not have an
account, contact your investment representative.

For More Information
See How to Buy Shares beginning on page XX of the
Prospectus

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston,MA 02266-8266 Internet: www.wellsfargo.com/ advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account. Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax advisor.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

Key Fund Information

This Prospectus contains information about the Fund within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone.The objective and strategies description for each Fund tells you:

  what the Fund is trying to achieve;

  how we intend to invest your money; and

  what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of the Funds, except the Classic Value Fund and the Omega Growth Fund, concerning "80% of the Fund's net assets"may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

Principal Risk Factors

This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

Classic Value Fund

Investment Adviser Wells Fargo Funds Management, LLC
Sub-Adviser Wells Capital Management Incorporated
Portfolio Managers Walter T. McCormick, CFA Gary Mishuris, CFA
Fund Inception: 7/16/2010 Class R: Ticker: ETRRX Fund Number: 726

Investment Objective

The Classic Value Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of large capitalization companies.

Principal Investment Strategies

We invest principally in equity securities of large capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Value Index. The market capitalization range of the Russell 1000® Value Index was $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The Fund may invest up to 20% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We are value-oriented long-term fundamental investors who seek to own businesses whose economics we understand well. We primarily focus on companies that are structurally well positioned through a combination of favorable industry forces and company-specific competitive advantages. We use the results of our fundamental analysis to come up with a range of intrinsic values for the business underlying each equity security. Our goal is to purchase equity securities with a margin of safety, which we believe comes from both our purchase price relative to our range of value estimates and the quality of the businesses that we are purchasing.

We look to sell our holdings when the valuation is no longer favorable, our assessment of the quality of the business changes or when we find more attractive opportunities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government bligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Foreign Investment Risk Issuer Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Omega Growth Fund

INVESTMENT ADVISER Wells Fargo Funds Management, LLC
INVESTMENT SUB-ADVISER Wells Capital Management Incorporated
PORTFOLIO MANAGER Aziz Hamzaogullari, CFA
FUND INCEPTION: July 16, 2010 CLASS R Ticker: EKORX Fund Number: 799

Investment Objective

The Omega Growth Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of its total assets in equity securities; and

  up to 25% of the its total assets in equity securities of foreign issuers, including ADRs and similar investments.

Principal Investment Strategies

We invest principally in equity securities of companies of all market capitalizations. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The goal of our fundamental investment process is to identify the small number of high quality companies capable of sustaining above average, long-term cash flow growth and then to invest at a significant discount to our valuation estimate to create long-term value for investors. Our strategy is focused on firms with a strong business franchise that, because of their structural advantages, are best-positioned to benefit from the secular growth trends in their industry. Our investment process is forward looking. Because we approach research from the perspective of a potential owner, we focus on future cash flows for measuring intrinsic value. Through our fundamental, bottom-up analysis, we form distinct, company-specific insights. Our disciplined scrutiny of upside potential and downside risk gives us the confidence to make long-term investments regardless of the short-term impact of business cycles. Our fund is constructed company by company, based on our level of conviction. Our sell decisions are similarly driven by our long-term fundamental analysis. Always vigilant of the overall portfolio's risk-return profile, we would also sell a stock if we found a more attractive candidate with a better margin of safety. As long-term investors, our final portfolio typically has a low average turnover and typically holds 35-60 stocks.

The Fund may hold some of its assets in cash or in money market instruments, including U.S.Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk Issuer Concentration Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Regulatory Risk Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Strategic Large Cap Growth Fund

INVESTMENT ADVISER Wells Fargo Funds Management, LLC
INVESTMENT SUB-ADVISER Wells Capital Management Incorporated
PORTFOLIO MANAGER W. Shannon Reid, CFA David M. Chow, CFA Jay Zelko
FUND INCEPTION: July 16, 2010 CLASS R Ticker: ESGRX Fund Number: 790

Investment Objective

The Strategic Large Cap Growth Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of large-capitalization companies.

Principal Investment Strategies

We invest principally in equity securities of large-capitalization companies which we define as companies with market capitalizations within the range of the Russell 1000® Index. As of December 31, 2009, the Russell 1000® Index had a market capitalization range of $263 million to $324 billion.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may actively trade portfolio securities.

We use a bottom-up investment process that combines quantitative and qualitative research to identify companies with histories of superior earnings growth, strong current fundamentals and rising earnings estimates. We begin with a universe of approximately 1,300 stocks, which include the constituents of the Russell 1000® Growth Index. We use a multi-factor quantitative model that assesses elements of growth, momentum, earnings quality and financial strength to identify and rank companies with demonstrated histories of high quality earnings growth, favorable income statement and balance sheet trends and strong free cash flow. We then conduct qualitative fundamental analysis to gain a more complete understanding of the business and the different factors that may influence the company's market price over time. Specifically, we assess the quality of reported earnings, analyze growth and profitability trends, challenge consensus-derived long-term growth estimates and look at the overall growth and competitive position of the specific company within its industry. We continually monitor our holdings and search for deterioration in earnings trends that could trigger a disappointment. Signs of deterioration include a decline in a stock's quantitative rank, a disconnect between cash flow growth and reported earnings, decreasing profit margins, and slowing revenue growth. When we identify early signs of deterioration, or when a stock's quantitative rank declines, a sell review is conducted. However, we do not identify any one specific sell trigger. The final portfolio represents 50-70 of the team's highest conviction names, broadly diversified across the different sectors of the Russell 1000® Growth Index.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Active Trading Risk Counter-Party Risk Derivatives Risk Growth Style Investment Risk Issuer Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Active Trading Risk
Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Counter-Party Risk
 When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Derivatives Risk
 The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Foreign Investment Risk
 Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

Growth Style Investment Risk
 Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

Issuer Risk
 The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

Issuer Concentration Risk
Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.

Leverage Risk
 Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk
A security may not be sold at the time desired or without adversely affecting the price.

Management Risk
 We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets. The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously.

Regulatory Risk
 Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk
Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Value Style Investment Risk
Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

Organization and Management of the Funds

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

The Investment Adviser

Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds and the master portfolios in which the Funds invest. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund will be available in the Funds' annual or semiannual report for the fiscal period next ending after the date of this Prospectus.

The Funds have not yet commenced operations and so has not yet paid an advisory fee to Funds Management for a completed fiscal year.

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator, principal underwriter, and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

The following sub-adviser and portfolio managers perform day-to-day investment management activities for the Funds. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for all of the Funds in this Prospectus. Accordingly,Wells Capital Management is responsible for the day-to-day investment management activities of these Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

WELLS CAPITAL MANAGEMENT INCORPORATED
David M. Chow, CFA Strategic Large Cap Growth Fund

Mr. Chow is jointly responsible for the Strategic Large Cap Growth Fund, which he has managed since 2010. Mr. Chow is a Director and Portfolio Manager with the Large Cap Growth team of Wells Capital's Equity Management group. His responsibilities include portfolio management, risk management and quantitative research. He has been with Wells Capital or one of its predecessor firms since 1993. He received a BA in economics from the University of Western Ontario (1992). He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the CFA Institute and the CFA North Carolina Society.

Aziz Hamzaogullari, CFA Omega Growth Fund

Mr. Hamzaogullari is responsible for managing the Omega Growth Fund, which he has managed since 2010. Mr. Hamzaogullari is a Managing Director and Director of Research with the Large Cap Core Growth Equity team of Wells Capital's Equity Management group. As head of the Large Cap Research Team, he is responsible for the research and investment process and management of the research team. He has been with Wells Capital or one of its predecessor firms since 2001 and Director of Research since 2003. He received a BS in management from Bilkent University in Turkey and an MBA from George Washington University. He has been awarded the use of the Chartered Financial Analyst (CFA) designation from the CFA Institute, and he is a member of the Boston Security Analysts Society and the CFA Institute.

Walter T. McCormick, CFA Classic Value Fund

Mr. McCormick is jointly responsible for managing the Classic Value Fund, which he has managed since 2010. Mr. McCormick is a Managing Director, Senior Portfolio Manager, and Head of the Large Cap Value/Core Equity team of Wells Capital's Equity Management group. He returned to Wells Capital in 2002. He received a BA from Providence College (1968) and a MBA from Rutgers University (1970). He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the Boston Securities Analysts Society. He is also a past president of the Providence Society of Financial Analysts.

Gary Mishuris, CFA Classic Value Fund

Mr. Mishuris is jointly responsible for managing the Classic Value Fund, which he has managed since 2010. Mr. Mishuris is a Director and Portfolio Manager with the Large Cap Equity Research team of Wells Capital's Equity Management group. His responsibilities include the analysis of the Media and Entertainment; Gaming, Lodging, and Leisure; Healthcare Services; and Telecommunication Services sectors. He has been with Wells Capital or one of its predecessor firms since 2004. He received a BS in Economics and Computer Science from MIT (2001). He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and is a member of both the CFA Institute and the Boston Securities Analysts Society.

W. Shannon Reid, CFA Strategic Large Cap Growth

Mr. Reid is jointly responsible for managing the Strategic Large Cap Growth Fund, which he has managed since 2010. Mr. Reid is a Managing Director, Senior Portfolio Manager, and the Head of Wells Capital's Large Cap Growth team. Mr. Reid has been with Wells Capital or one of its predecessor firms since 1988. He received a BA in economics from the University of Virginia (1980). He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the CFA North Carolina Society.

Jay Zelko Strategic Large Cap Growth Fund

Mr. Zelko is jointly responsible for managing the Strategic Large Cap Growth Fund, which he has managed since 2010. Mr. Zelko is Director and Portfolio Manager with the Large Cap Growth team of Wells Capital's Equity Management group. His responsibilities include portfolio management, risk management and qualitative research. He has been with Wells Capital or one of its predecessor firms since 1987. He received a BA in Finance from Cleveland State University (1986) and a MBA from the University of North Carolina at Greensboro (1992). He is a member of the CFA Institute and the CFA North Carolina Society.

Dormant Multi-Manager Arrangement

Under the investment advisory contract for the Total Return Bond Fund, a gateway fund, Funds Management does not receive any compensation from the Fund as long as the Fund continues to invest, as it does today, substantially all of its assets in a single master portfolio. Under this structure, Funds Management receives only an advisory fee from the master portfolio. If the Fund were to change its investment structure so that it begins to invest substantially all of its assets in two or more master portfolios, Funds Management would be entitled to receive an annual fee of 0.25% of the Fund's average daily net assets for providing investment advisory services to the Fund, including the determination of the asset allocations of the Fund's investments in the various master portfolios.

Distribution Plan
 Each Fund has adopted a Distribution Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act for the Class R shares. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services or other activities including ongoing compensation to selling agents. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution- related services, they are approved and payable under the 12b-1 Plan. The fees paid under this 12b-1 Plan are as follows:

Fund	Class R
Classic Value Fund	0.25%
Omega Growth Fund	0.25%
Strategic Large Cap Growth Fund	0.25%

These fees are paid out of each Fund's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Shareholder Servicing Plan
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn,may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

Compensation to Dealers and Shareholders Servicing Agents

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by the Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or its affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmationsof transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above.The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

Pricing of Fund Shares

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET).To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if,among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security.We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

How to Buy Shares

Class R shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R shares generally are not available to retail accounts. Eligible retirement plans of qualifying size generally may open an account and purchase Class R shares by contacting certain broker-dealers and financial institutions that have selling agreements with WFFD. These entities may impose transaction charges. Additional shares may be purchased through a retirement plan's administrator or record-keeper.

Institutions Purchasing Shares Directly	Opening an Account	Adding to an Account
By Telephone or Internet

A new account may not be opened by
telephone or internet unless the institution
has anotherWells Fargo Advantage Fund
account. If the institution does not currently
have an account, contact your investment
representative.

To buy additional shares or to buy
shares in a new Fund:

  Call Investor Services at 1-800-222-8222 or Call 1-800-368-7550 for the automated phone system or visit ourWeb site at www.wellsfargo.com/ advantagefunds

By Wire

  Complete and sign the Administrator Class account application

  Call Investor Services at 1-800-222-8222 for faxing instructions

  Use the following wiring instructions: State Street Bank & Trust Boston, MA

  Bank Routing Number: ABA 011000028 Wire Purchase Account: 9905-437-1 Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number) Account Name: Provide your name as registered on the Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

Special Considerations When Investing Through Financial Intermediaries:
 If a financial intermediary purchases Class R shares on your behalf, you should understand the following:

  Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

  Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Class R shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers'beneficial ownership of the shares.

  Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

  Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

  U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

  Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

  Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

How to Sell Shares

Class R shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

  To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

  Redemptions processed by EFT to a linkedWells Fargo Bank account occur same day forWells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

  Transfers made to aWells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

  Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

  To arrange for a Federal Funds wire, call 1-800-222-8222.

  Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

  Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

General Notes for Selling Shares

  Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

  Earnings Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

  Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

  Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case,we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

  Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

  In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

  An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

  You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

  Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

  If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

  Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide,among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be"blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption.This policy does not apply to:

  Money market funds;

  Ultra-short funds;

  Purchases of shares through dividend reinvestments;

  Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

  Rebalancing transactions within certain asset allocation or"wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

  Transactions initiated by a registered"fund of funds"or Section 529 Plan into an underlying fund investment;

  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

  Purchases below $5,000 (including purchases that are part of an exchange transaction).

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity.As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management's analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plans and registered funds of funds.

Account Policies

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

  Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

  Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above.You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly.Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions.Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Funds' Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Funds'Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity.Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and ourWeb site,we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address.Corporate, trust and other entity accounts require additional documentation.This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity,we reserve the right to redeem your account at the current day's NAV.You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Funds, except the Classic Value Fund, generally make distributions of any net investment income and any realized net capital gains at least annually. The Classic Value Fund generally makes distributions of any net investment income quarterly and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

Taxes

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account. Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax advisor.

Additional Performance Information

This section contains additional information regarding performance of a Fund. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section entitled "Share Class Performance" provides history for specified share classes of certain Funds.

Index Descriptions
 The Fund has not yet commenced operations and so does not yet have performance history. Once it does, the Fund will compare its returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

[table(s) to come]

[Share Class Performance
The performance history of share classes of the Fund is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summary. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of the Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

  Classic Value Fund. Performance shown for Class R shares reflects the performance of Class R shares of Evergreen Equity Income Fund, the accounting and performance survivor in a merger with Classic Value Fund.

  Omega Growth Fund. Performance shown for Class R shares reflects the performance of Class R shares of Evergreen Omega Fund, the accounting and performance survivor in a merger with Omega Growth Fund.

  Strategic Large Cap Growth Fund. Performance shown for Class R shares reflects the performance of Class R shares of Evergreen Strategic Growth Fund, the accounting and performance survivor in a merger with Strategic Large Cap Growth Fund.

The Fund's past performance is no guarantee of future results. The Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what the Fund's returns may be in any future period. The Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.]

Financial Highlights

The following tables are intended to help you understand each Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. On July 19, 2010, the Classic Value Fund acquired the assets of Evergreen Equity Income Fund and the Wells Fargo Advantage Specialized Financial Services Fund In addition, on July 19, 2010, the Omega Growth Fund acquired the assets of Evergreen Omega Fund and the Strategic Large Cap Growth Fund acquired the asset of Evergreen Strategic Growth Fund. Evergreen Equity Income Fund, Evergreen Omega Fund and Evergreen Strategic Growth Fund are the accounting and performance survivors of their respective transactions. The financial highlights for the periods prior to July 19, 2010 are those of Evergreen Equity Income Fund, Evergreen Omega Fund and Evergreen Strategic Growth Fund, respectively. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, a copy of which is available upon request.

[table(s) to come]

FOR MORE INFORMATION
More information on a Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period. The Report of Independent Registered Public Accounting Firm and each Fund's audited financial statements included in each Fund's most recent audited annual report are incorporated by reference into this Prospectus.

To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us:
By telephone: Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778
By e-mail: wfaf@wellsfargo.com
By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
On the Internet: www.wellsfargo.com/advantagefunds
From the SEC: Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100"F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

_______ / P______ 07-10
ICA Reg. No. 811-09253

© 2010 Wells Fargo Funds Management, LLC. All rights reserved.

ICA Reg. No. 811-09253
Statement of Additional Information
July 19, 2010

Wells Fargo Funds Trust
Class A, Class B, Class C, Class R, Administrator Class, Investor Class and Institutional Class Telephone: 1-800-222-8222
Wells Fargo Classic Value Fund
Wells Fargo Core Equity Fund
Wells Fargo Disciplined U.S. Core Fund
Wells Fargo Disciplined Value Fund
Wells Fargo Intrinsic Value Fund
Wells Fargo Large Cap Core Fund
Wells Fargo Omega Growth Fund
Wells Fargo Premier Large Company Growth Fund
Wells Fargo Strategic Large Cap Growth Fund

Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional
Information ("SAI") contains additional information about nine series of the Trust in the Wells Fargo Advantage family of funds - the above referenced Funds (each, a "Fund" and collectively, the "Funds"). The Funds offer certain classes of shares as indicated in the chart below. This SAI relates to all such classes of shares.

Fund	Classes A, B, C	R Class	Administrator Class	Institutional Class	Investor Class
Classic Value	Class A - ETRAX Class B - ETRBX Class C - ETRCX	ETRRX	EVTRX
Core Equity	Class A - EGIAX Class B - EGIBX Class C - EGICX		EVVTX
Disciplined U.S. Core	Class A - EVSAX Class C - EVSTX		EVSYX
Disciplined Value	Class A - EDSAX Class C - EDSCX		EDSIX		[ticker]
Intrinsic Value	Class A - EIVAX Class B - EIVBX Class C - EIVCX			EIVIX
Large Cap Core	Class A - EGOAX Class B - EGOAX Class C - EGOCX		EGOIX	EKJYX	[ticker]
Omega Growth	Class A - EKOAX Class B - EKOBX Class C - EKOCX	EKORX	EOMYX
Premier Large Company Growth	Class A - EKJAX Class B - EKJBX Class C - EKJCX		[ticker]	[ticker]	[ticker]
Strategic Large Cap	Class A - ESGAX Class C - ESGTX	ESGRX		ESGIX

This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectuses (the "Prospectuses") dated July 19, 2010. On July 19, 2010, the Classic Value Fund acquired the assets of Evergreen Equity Income Fund and the Wells Fargo Advantage Specialized Financial Services Fund. The Core Equity Fund acquired the assets of Evergreen Fundamental Large Cap Fund. The Disciplined U.S. Core Fund acquired the assets of Evergreen Enhanced S&P 500® Fund. The Disciplined Value Fund acquired the assets of Evergreen Disciplined Value Fund, Wells Fargo Advantage U.S. Value Fund and Wells Fargo Advantage Equity Income Fund. The Intrinsic Value Fund acquired the assets of Evergreen Intrinsic Value Fund. The Large Cap Core Fund acquired the assets of Evergreen Golden Large Cap Core Fund and Wells Fargo Advantage Large Company Core Fund. The Omega Growth Fund acquired the assets of Evergreen Omega Fund. The Premier Large Company Growth Fund acquired the assets of Evergreen Large Company Growth Fund and Wells Fargo Advantage Large Company Growth Fund. The Strategic Large Cap Growth Fund acquired the assets of Evergreen Strategic Growth Fund (collectively, the "Acquired Funds"). The audited financial statements for the Funds, which include the portfolios of investments and report of the independent registered public accounting firm for the fiscal year ended July 31, 2009, are hereby incorporated by reference to the Funds' Annual Reports. The Prospectuses, Annual Reports and Semi-Annual Reports may be obtained free of charge by visiting our Web site at www.wellsfargo.com/advantagefunds, calling 1-800-222-8222 or writing to Wells Fargo Advantage Funds®, P.O. Box 8266, Boston, MA 02266-8266.
_____ /_____

License Information about the S&P 500 Index

The Trust (the "Licensee") has entered into a license agreement with S&P authorizing the use of various S&P trademarks and trade names in connection with the marketing and/or promotion of certain of the Funds (collectively referred to, herein, as the "Products").

The Products are not sponsored, endorsed, sold, or promoted by S&P, a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed, and calculated by S&P without regard to the Licensee or the Products. S&P has no obligation to take the needs of the Licensee or the owners of the Products into consideration in determining, composing, or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of this issuance or sale of the Products or in the determination or calculation of the equation by which the Products are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Products.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the product, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits).

HISTORICAL FUND INFORMATION

On December 30, 2009, the Board of Trustees of Evergreen Funds ("Evergreen") and the Board of Trustees of the Trust (each, a "Trustee" and collectively, the "Board" or "Trustees") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Evergreen portfolios and Wells Fargo Advantage Funds portfolios to certain Funds of the Trust (the "Reorganization"). Prior to July 19, 2010, the effective date of the Reorganization, the Funds held no assets. The Funds were created as part of the Reorganization.

The chart below indicates the predecessor Evergreen funds that are the accounting survivors of the Wells Fargo Advantage Funds listed below.

Wells Fargo Advantage Funds	Predecessor Fund
Class Value Fund	Evergreen Equity Income Fund Wells Fargo Advantage Specialized Financial Services Fund
Core Equity Fund	Evergreen Fundamental Large Cap Fund
Disciplined U. S. Core Fund	Evergreen Enhanced S&P 500® Fund
Disciplined Value Fund	Evergreen Disciplined Value Fund Wells Fargo Advantage U.S. Value Fund Wells Fargo Advantage Equity Income Fund
Intrinsic Value Fund	Evergreen Intrinsic Value Fund
Large Cap Core Fund	Evergreen Golden Large Cap Core Fund Wells Fargo Advantage Large Company Core Fund
Omega Growth Fund	Evergreen Omega Fund
Premier Large Company Growth Fund	Evergreen Large Company Growth Fund Wells Fargo Advantage Large Company Growth Fund
Strategic Large Cap Growth Fund	Evergreen Strategic Growth Fund

The Classic Value Fund commenced operations on July 19, 2010, as successor to the Evergreen Equity Income Fund and the Wells Fargo Advantage Specialized Financial Services Fund. The predecessor Evergreen Equity Income Fund commenced operations on August 31, 1978.  The predecessor Wells Fargo Advantage Specialized Financial Services Fund commenced operations on July 2, 1962.

The Core Equity Fund commenced operations on July 19, 2010, as successor to the Evergreen Fundamental Large Cap Fund. The predecessor fund commenced operations on October 15, 1986.

The Disciplined U.S. Core Fund commenced operations on July 19, 2010, as successor to the Evergreen Evergreen Enhanced S&P 500® Fund. The predecessor fund commenced operations on February 21, 1995.

The Disciplined Value Fund commenced operations on July 19, 2010, as successor to the Evergreen Disciplined Value Fund, Wells Fargo Advantage U.S. Value Fund and Wells Fargo Advantage Equity Income Fund. The predecessor Evergreen Disciplined Value Fund commenced operations on May 8, 1992. The predecessor Wells Fargo Advantage U.S. Value Fund commenced operations on November 30, 2000. The predecessor Wells Fargo Advantage Equity Income Fund commenced operations on November 1, 1994.

The Intrinsic Value Fund commenced operations on July 19, 2010, as successor to the Evergreen Intrinsic Value Fund. The predecessor fund commenced operations on August 1, 2006.

The Large Cap Core Fund commenced operations on July 19, 2010, as successor to the Evergreen Golden Large Cap Core Fund and Wells Fargo Advantage Large Company Core Fund. The predecessor Evergreen Golden Large Cap Core Fund commenced operations on December 17, 2007. The predecessor Wells Fargo Advantage Large Company Core Fund commenced operations on July 18, 2008.

The Omega Growth Fund commenced operations on July 19, 2010, as successor to the Evergreen Omega Fund. The predecessor fund commenced operations on April 29, 1968.

The Premier Large Company Growth Fund commenced operations on July 19, 2010, as successor to the Evergreen Large Company Growth Fund and Wells Fargo Advantage Large Company Growth Fund. The predecessor Evergreen Large Company Growth Fund commenced operations on September 11, 1935. The predecessor Wells Fargo Advantage Large Company Growth Fund commenced operations on November 11, 1994.

The Strategic Large Cap Growth Fund commenced operations on July 19, 2010, as successor to the Evergreen Strategic Growth Fund. The predecessor fund commenced operations on November 24, 1997.

Fundamental Investment Policies

Each Fund has adopted the following fundamental investment policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of each Fund.

The Funds may not:

(1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, (iii) municipal securities, or (iv) repurchase agreements;

(2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

(3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

(4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

(5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

(7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

Non-Fundamental Investment Policies

Each Fund has adopted the following non-fundamental policies; that is, they may be changed by the Trustees at any time without approval of such Fund's shareholders.

(1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

(2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

(3) Each Fund may invest in futures or options contracts consistent with its investment policies and the 1940 Act, including the rules, regulations and interpretations of the Securities and Exchange Commission (the "SEC") thereunder or any exemptive orders obtained thereunder, and consistent with investment in futures or options contracts that would allow the Fund to claim an exclusion from being a "commodity pool operator" as defined by the Commodity Exchange Act.

(4) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

(5) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

(6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

(7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(8) Each Fund that is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

Shareholders will receive at least 60 days notice of any change to a Fund's non-fundamental policy complying with the
 Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in boldface type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

General

Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

PERMITTED INVESTMENT ACTIVITIES AND CERTAIN ASSOCIATED RISKS

Set forth below are descriptions of permitted investment activities for the Funds and certain of their associated risks. The activities are organized into various categories. To the extent that an activity overlaps two or more categories, the activity is referenced only once in this section. The Total Return Bond Fund is a gateway feeder fund that invests in a single corresponding master portfolio of Wells Fargo Master Trust ("Master Trust"). References to the activities of a gateway fund should be understood to include references to the investments of the master portfolio in which the gateway fund invests. The Funds are subject to the limitations as described in this section and elsewhere in this SAI and/or the Prospectus(es). Not all of the Funds participate in all of the investment activities described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets. Unless otherwise noted or required by applicable law, the percentage limitations and qualitative investment policies included in this SAI or the Prospectus apply at the time of purchase of a security. To the extent a security type is described in this SAI that is not referenced in its Prospectus(es), a Fund under normal circumstances will not invest more than 15% of its assets in the security type unless otherwise specified.

The Prospectus(es) identify and summarize the types of securities and assets in which the Funds may invest as part of their principal investment strategies, and the principal risks associated with such investments. This SAI identifies and summarizes other types of securities and assets in which the Funds may invest, each of which is subject to the same kinds of risks as are described in the Prospectus(es). Certain additional risks associated with each type of investment are identified and described below.

DEBT SECURITIES

Bank Obligations

Bank obligations include certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund that invests only in debt obligations of domestic issuers. Such risks include possible future political, regulatory or economic developments, the possible imposition of foreign withholding and other taxes (at potentially confiscatory levels) on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different regulatory, accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

Commercial Paper

Commercial paper (including variable amount master demand notes, see "Floating and Variable Rate Obligations" below), refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The Funds may only purchase commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) of issuers that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO"), except that the Funds may purchase unrated commercial paper if, in the opinion of the adviser, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds.

Asset-Backed Commercial Paper. Securities that are issued from commercial paper conduits are called asset-backed commercial paper securities. Credit support for such securities falls into two categories: liquidity protection and protection against ultimate default under the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the securities or underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction, such as by issuing senior and subordinated instruments or through a combination of these approaches. The degree of credit support provided on each issue is based generally on historical information relating to the level of credit risk associated with the payments. Delinquency or loss that exceeds the anticipated amount or a downgrade or loss of credit support could adversely impact the value of or return on an investment in an asset-backed commercial paper security.

Commercial paper is also subject to the risks generally associated with debt securities discussed elsewhere in this SAI and the Prospectus(es).

Convertible Securities

A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest-rate and market movements, a convertible security tends not to be as sensitive to interest rates as a similar fixed-income security, and tends not to be as sensitive to changes in share price as its underlying stock.

Investing in convertible securities is subject to certain risks in addition to those generally associated with debt securities discussed elsewhere in this SAI and the Prospectus(es). Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be or become illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses.

The creditworthiness of the issuer of a convertible security is important because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to conversion or redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued. This feature may require a holder to convert the security into the underlying common stock, even if the value of the underlying common stock has declined substantially. In addition, companies that issue convertible securities frequently are small- and mid-capitalization companies and, accordingly, carry the risks associated with investments in such companies.

While the Funds use the same criteria to evaluate the credit quality of a convertible debt security that they would use for a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Fund's credit evaluation, as well as financial reporting and investment limitation purposes. Preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholders to take action. Preferred stock generally has no maturity date, so its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions on preferred stock generally are taxable as dividend income, rather than interest payments, for federal income tax purposes.

Custodial Receipts for Treasury Securities

These securities are typically represented by participations in trusts that hold U.S. Treasury securities, such as Treasury
 Investors Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"), or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

Letters of Credit

Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations)
 which a Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings banks and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of the Fund, may be used for letter of credit-backed investments.

Loan Participations

A loan participation gives a Fund an undivided proportionate interest in a loan or instrument originated by a bank or other institution. Loan participations may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Loan participations, however, typically do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a loan participation. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the loan participation.

Money Market Instruments

Investments in the following types of high-quality money market instruments are permitted: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at date of purchase "Prime-1" by Moody's or "A-1" by S&P, or, if unrated, of comparable quality as determined by the adviser; and (iv) repurchase agreements. A Fund also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; and (ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

Synthetic Convertible Securities

"Synthetic" convertible securities, are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

U.S. Government Obligations

U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies or U.S. Government-sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securitiesissued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S.Government. The Government National Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (i.e. not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.

In addition to the securities discussed above, a Fund may also purchase debt guaranteed by the Federal Deposit Insurance Corporation (FDIC), an independent agency of the U.S. Government, through the FDIC's Temporary Liquidity Guarantee Program (TLGP). Under the TLGP, the FDIC guarantees newly issued senior unsecured debt issued on or before June 30, 2009 by FDIC-insured depository institutions, U.S. bank holding companies and financial holding companies and certain U.S. savings and loan holding companies (FDIC-backed debt). The expiration date of the FDIC's guarantee is the earlier of the maturity date of the FDIC-backed debt or June 30, 2012. FDIC-backed debt is backed by the full faith and credit of the U.S. Government, but is still subject to interest rate and market risk.

DERIVATIVES

Derivative Securities

Derivative securities are securities that derive their value, at least in part, from the price of another security or asset, or the level of an index, such as the S&P 500 Index, or a rate, such as the London Interbank Offered Rate ("LIBOR"), including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Futures contracts and options are also considered types of derivative securities, and are described more fully under the heading "Futures and Options Contracts" below. Other common types of derivatives include forward foreign currency exchange contracts, forward contracts on securities and securities indices, linked securities and structured products, collateralized mortgage obligations, stripped securities, warrants, swap agreements, and swaptions.

An investment is often made in derivative securities as a "hedge" against fluctuations in the market value of the other securities in a Fund's portfolio due to currency exchange rate fluctuations or other factors in the securities markets, although a Fund may also invest in certain derivative securities for investment purposes only. Other reasons why a Fund may use derivative securities include protecting its unrealized gains reflected in the value of its portfolio of securities, facilitating the sale of such securities for investment purposes, reducing transaction costs, and/or managing the effective maturity or duration of its portfolio.

While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the other investments in a Fund's portfolio does not follow the adviser's expectations. If the adviser's expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of a Fund's investments, but the Fund may also lose money on the derivative security itself. In addition, some derivative securities represent relatively recent innovations in the bond markets. The trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these derivative securities will perform under different economic interest-rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of securities and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or a Fund could be forced to sell a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the adviser will, consistent with a Fund's investment objective, policies, restrictions and quality standards, consider making investments in such new types of derivative securities.

Additional risks of derivative securities include, but are not limited to: the risk of disruption of a Fund's ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts, and market risk (i.e., exposure to adverse price changes).

The adviser uses a variety of internal risk management procedures to ensure that derivatives are closely monitored and that their use is consistent with a particular Fund's investment objective, policies, restrictions and quality standards, and does not expose such Fund to undue risk.

A Fund's use of derivatives also is subject to broadly applicable investment policies. For example, a Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. A Fund also may not use certain derivatives without establishing adequate "cover" in compliance with the SEC rules limiting the use of leverage.

Derivatives, both equity and credit, include options, futures and options on futures, which may be used to hedge a Fund's portfolio, increase returns or maintain exposure to a market without buying individual securities. These investments may pose risks in addition to those associated with investing directly in securities or other investments. Such risks may include illiquidity of the derivative and imperfect correlation of the derivative with underlying investments for which it is being substituted or the Fund's other portfolio holdings. Accordingly, there is the risk that such practices may fail to serve their intended purposes, and may reduce returns or increase volatility. These practices also entail transactional expenses.

Additionally, the use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. A Fund's use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain.

The success of management's derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund's potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies, there is the risk that a Fund may not be able to find a suitable counterparty for the derivative transaction, and therefore may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount and accelerate the timing of taxes payable by shareholders.

A Fund that is authorized to invest in derivatives may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables, including market conditions.

Credit Derivatives. A credit derivative is a form of derivative that is divided into two categories: credit default swaps and total return swaps. Both such categories of credit derivatives are usually governed by the standard terms and conditions of an ISDA Master Agreement.

A credit default swap involves a protection buyer and a protection seller. A Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event certain defined credit events occur with respect to a particular security, issuer or basket of securities. A total return swap involves a total return receiver and a total return payor. A Fund may either be a total return receiver or payor. Generally, the total return payor sells to the total return receiver an amount equal to all cash flows and price appreciation on a defined security or asset payable at periodic times during the swap term (i.e., credit risk) in return for a periodic payment from the total return receiver based on designated index (e.g., LIBOR) and spread plus the amount of any price depreciation on the reference security or asset. The total return payor does not need to own the underlying security or asset to enter into a total return swap. The final payment at the end of the swap term includes final settlement of the current market price of the underlying reference security or asset, and payment by the applicable party for any appreciation or depreciation in value. Usually, collateral must be posted by the total return receiver to secure the periodic interest-based and market price depreciation payments depending on the credit quality of the underlying reference security and creditworthiness of the total return receiver, and the collateral amount is marked-to-market daily equal to the market price of the underlying reference security or asset between periodic payment dates.

Other types of credit derivatives include credit-linked notes and other forms of debt obligations having an embedded credit default swap component. In such type of credit derivative, payments of principal and interest are tied to the performance of one or more reference obligations or assets.

In all of the above-referenced credit derivative transactions, the same general risks inherent to derivative transactions are present. However, credit derivative transactions also carry with them greater risks of imperfect correlation between the performance and price of the underlying reference security or asset, and the general performance of the designated interest rate or index which is the basis for the periodic payment. If a Fund writes a credit default swap, it receives an up-front premium. A Fund's exposure under a credit default swap, though, is a form of leverage and will be subject to the restrictions on leveraged derivatives.

Inverse Floaters. A Fund may invest in inverse floating rate municipal securities or "inverse floaters," sometimes also referred to as a "residual interest certificates." Inverse floaters are issued by tender option bond trusts ("trusts") that are established by a third party sponsor in connection with the transfer of municipal bonds to the trusts. In addition to inverse floaters, these trusts typically issue short-term floating rate notes which are usually sold to money market funds ("floating rate notes"). An inverse floater is a type of "derivative" debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security, normally the floating rate note. Because changes in the interest rate on the note inversely affect the rate of interest received on an inverse floater, and because inverse floaters essentially represent a leveraged investment in a long-term bond, the value of an inverse floater is generally more volatile than that of a conventional fixed-rate municipal bond having similar credit quality, redemption provisions and maturity. Inverse floaters may have interest rate adjustment formulas which generally reduce or eliminate the interest paid to a Fund when short-term interest rates rise, and increase the interest paid to a Fund when short-term interest rates fall. The value of inverse floaters also tends to fall faster than the value of fixed rate municipal bonds when interest rates rise, and conversely, their value tends to rise more rapidly when interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. Inverse floaters tend to underperform the market for fixed rate municipal bonds in a rising long-term interest rate environment, but tend to outperform that market when long-term interest rates decline.

An investment in inverse floaters may involve greater risk than an investment in a fixed-rate municipal security. All inverse floaters entail some degree of leverage. The interest rate on inverse floaters varies inversely at a pre-set multiple of the change in short-term rates. An inverse floater that has a higher multiple, and therefore more leverage, will be more volatile with respect to both price and income than an inverse floater with a lower degree of leverage or than the underlying security. The markets for inverse floating rate securities may be less developed and have less liquidity than the markets for conventional securities.

Under applicable financial accounting standards, inverse floater transactions in which the Fund has transferred a municipal security it owned to a trust are considered a form of secured borrowing for financial reporting purposes. This accounting treatment does not apply to any inverse floaters acquired by the Fund that were created by a third-party's transfer of a municipal security to the issuing trust.

Futures and Options Contracts

In General. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date, while an option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts, however, are subject to market risk (i.e., exposure to adverse price changes).

Initially, when purchasing or selling futures contracts, a Fund will be required to deposit with the Fund's custodian in the broker's name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.

Although a Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting aFund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer (i.e., seller) of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by both the writer and the holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account in the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily, and that change would be reflected in the net asset value ("NAV") of the Fund.

A Fund may trade futures contracts and options on futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate cash or high-quality money-market instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

Pursuant to a notice of eligibility claiming exclusion from the definition of Commodity Pool Operator filed with the National Futures Association on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a "commodity pool operator" under the Commodity Exchange Act ("CEA"), and, accordingly, they are not subject to registration or regulation as such under the CEA.

A Fund may engage in futures contracts sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, a Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities they hold.

Another risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in such portfolio (the portfolio securities will not be identical to the debt instruments underlying the futures contracts).

Options Trading. Options on individual securities or options on indices of securities may be purchased or sold. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

A Fund will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount are held in a segregated account by such Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written. A Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.

A Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the adviser is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

Below is a description of some of the types of futures and options in which the Funds may invest.

Stock Index Options. A Fund may purchase and write (i.e., sell) put and call options on stock indices only as a substitute for comparable market positions in the underlying securities. A stock index fluctuates with changes of the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements of the securities in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from purchasing or writing stock index options depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of particular stock. When a Fund writes an option on a stock index, such Funds will place in a segregated account with the Fund's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

Stock Index Futures and Options on Stock Index Futures. A Fund may invest in stock index futures and options on stock index futures only as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

Foreign Currency Futures Contracts. A Fund may invest in foreign currency futures contracts which entail the same risks as other futures contracts as described above, but have the additional risks associated with international investing (see "Foreign Obligations and Securities" below). Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price that will be secured by margin deposits, is regulated by the CFTC and is traded on designated exchanges. A Fund will incur brokerage fees when it purchases and sells futures contracts.

To the extent that a Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a foreign currency futures contract as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a foreign currency futures contract to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These foreign currency futures contracts will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

The use of foreign currency futures contracts involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of foreign currency futures contracts also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate. The use of foreign currency futures contracts also exposes a Fund to the general risks of investing in futures contracts, including: the risk of an illiquid market for the foreign currency futures contracts and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its currency risks, and may cause a Fund to lose money on its investments in foreign currency futures contracts.

Interest Rate Futures Contracts and Options on Interest Rate Futures Contracts. A Fund may invest in interest rate futures contracts and options on interest rate futures contracts as a substitute for a comparable market position in the underlying securities. The Fund may also sell options on interest rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or as to the degree of correlation between price movements in the options on interest rate futures and price movements in the Fund's portfolio securities which are the subject of the transaction.

Future Developments. A Fund may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund's investment objective and legally permissible for the Fund.

EQUITY SECURITIES

The following equity securities may be purchased by a Fund to the extent such purchase is consistent with the Fund's investment objective and strategies.

Initial Public Offerings

Smaller companies may offer initial public offerings which typically have additional risks including more limited product lines, markets and financial resources than larger, more seasoned companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Smaller Company Securities

Investments in smaller capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

Securities owned by a Fund that are traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by a Fund of a portfolio security, to meet redemption requests by other investors or otherwise, may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time.

Investments in smaller, less seasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which a Fund may purchase when they are offered to the public for the first time) may have a limited trading market that can adversely affect their sale by a Fund and can result in such securities being priced lower than otherwise might be the case. If other institutional investors were to engage in trading this type of security, a Fund may be forced to dispose of its holdings in this type of security at prices lower than might otherwise be obtained in the absence of institutional trading in such security.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS

Foreign Obligations and Securities

The Funds consider equity securities of foreign issuers (or foreign securities) to be equity securities: (1) issued by companies with their principal place of business or principal office, or both, as determined in the adviser's reasonable discretion, in a country, other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. Foreign company stocks may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment by a Fund in any single country, especially a less developed country, would make such Fund's value more sensitive to economic, currency and regulatory changes within that country.

Investments in foreign obligations and securities include high-quality, short-term debt obligations of foreign issuers, including foreign branches of U.S. banks, U.S. branches of foreign banks, and short-term debt obligations of foreign governmental agencies and foreign companies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Amounts realized on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would otherwise be subject.

Foreign securities include, among others, American Depositary Receipts (ADRs) and similar investments, including Canadian Depositary Receipts (CDRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs). ADRs, CDRs, EDRs, GDRs, and IDRs are depositary receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts. These securities may not necessarily be denominated in the samecurrency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

Foreign securities also include securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar.

Because a Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within the Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by a wide range of political and economic factors, including the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention and stability, speculation and other factors also affect exchange rates.

A Fund may engage in foreign currency transactions in order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions. If a fall in exchange rates for a particular currency is anticipated, a Fund may enter into a forward contract to protect against a decrease in the price of securities denominated in a particular currency a Fund intends to purchase. If it is anticipated that exchange rates will rise, a Fund may enter into a forward contract to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These forward contracts will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

Foreign currency transactions, such as forward foreign currency exchange contracts, are contracts for the future delivery of a specified currency at a specified time and at a specified price. These transactions differ from futures contracts in that they are usually conducted on a principal basis instead of through an exchange, and therefore there are no brokerage fees, margin deposits are negotiated between the parties, and the contracts are settled through different procedures. The Adviser considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into foreign currency transactions.

The use of foreign currency transactions involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of foreign currency transactions strategies also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate. The use of foreign currency transactions also exposes a Fund to the general risks of investing in futures contracts, including: the risk of an illiquid market for the foreign currency transactions and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its securities, and may cause a Fund to lose money on its investments in foreign currency transactions. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

Participation Notes

The Funds may purchase participation notes, also known as participation certificates. Participation notes are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by a Fund as an alternative means to access the securities market of a country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. There can be no assurance that the trading price of participation notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. Participation notes are generally traded over-the-counter. Participation notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, the counterparty, and the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. Participation notes involve transaction cost. Participation notes may be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities. Participation notes offer a return linked to a particular underlying equity, debt or currency.

For temporary defensive purposes, the Funds may invest in fixed-income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

OTHER INVESTMENTS AND TECHNIQUES

Borrowing

Money may be borrowed for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Fund maintains a segregated account.

Closed-End Investment Companies

A Fund may invest in the securities of closed-end investment companies that invest primarily in foreign securities. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets.

A Fund will invest in such companies when, in the adviser's judgment, the potential benefits of the investment justify the payment of any applicable premium or sales charge. Other investment companies incur their own fees and expenses.

Floating- and Variable-Rate Obligations

Floating- and variable-rate obligations include obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a referenced lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of a Fund, monitors the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate and credit risks and other risks generally associated with debt securities. The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

Forward Commitments, When-Issued and Delayed-Delivery Transactions

Securities may be purchased or sold on a when-issued or delayed-delivery basis and contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time may also be made. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.
The Funds have a segregated account in which they may maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is at least equal to the amount of such commitments.

Illiquid Securities

Securities not registered under the 1933 Act, and other securities subject to legal or other restrictions on resale may be less liquid than other investments and may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. No Fund may invest or hold more than 15% of its net assets in illiquid securities.

Loans of Portfolio Securities

Portfolio securities of a Fund may be loaned pursuant to guidelines approved by the Board to brokers, dealers and financial institutions, provided: (i) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, initially in an amount at least equal to 100% of the value of the loaned securities (which includes any accrued interest or dividends), with the borrower being obligated, under certain circumstances, to post additional collateral on a daily marked-to-market basis, all as described in further detail in the following paragraph; although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all; (ii) the Fund may at any time terminate the loan and request the return of the loaned securities upon sufficient prior notification; (iii) the Fund will receive any interest or distributions paid on the loaned securities; and (iv) the aggregate market value of loaned securities will not at any time exceed the limits established under the 1940 Act.

The following provides additional detail on the requirement described in (i) above. The market value of the collateral delivered in connection with a securities loan must be equal to at least 102% of the market value of any domestic securities loaned or 105% of the market value of any foreign securities loaned. The loaned securities are marked to market on a daily basis, and additional collateral is required to be paid to maintain coverage equal to at least 102% of the market value of domestic securities loaned, and at least 105% of the market value of foreign securities loaned, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. For loans of U.S. Government Securities, the initial collateral required is 102% of the market value of the loaned securities, but additional collateral is required only if the market value of the loaned securities increases such that the collateral coverage (without taking into account any increase or decrease in the value of instruments in which the cash collateral is invested) falls below 100% of the market value of the loaned securities.

For lending its securities, a Fund will earn either a fee payable by the borrower (on loans that are collateralized by U.S. Government securities or a letter of credit) or the income on instruments purchased with cash collateral (after payment of a rebate fee to the borrower and a portion of the investment revenue to the securities lending agent). Cash collateral is invested on behalf of the Funds by the Funds' investment advisor in U.S. dollar-denominated short-term money market instruments that are permissible investments for the Fund and that, at the time of investment, are considered high-quality. Currently, cash collateral generated from securities lending is invested in shares of Wells Fargo Securities Lending Cash Investments, LLC (the "Cash Collateral Fund"). The Cash Collateral Fund is a Delaware limited liability company that is exempt from registration under the 1940 Act. The Cash Collateral Fund is managed by Wells Fargo Funds Management and is sub-advised by Wells Capital Management. The Cash Collateral Fund is required to comply with the credit quality, maturity and other limitations set forth in Rule 2a-7 under the 1940 Act. The Cash Collateral Fund seeks to provide preservation of principal and daily liquidity by investing in high-quality, U.S. dollar-denominated short-term money market instruments. The Cash Collateral Fund may invest in securities with fixed, variable, or floating rates of interest. The Cash Collateral Fund seeks to maintain a stable price per share of $1.00, although there is no guarantee that this will be achieved. Income on shares of the Cash Collateral Fund is reinvested in shares of the Cash Collateral Fund. The investments of the Cash Collateral Fund are valued at amortized cost.

The investments purchased with cash collateral on behalf of each Fund currently include holdings in the securities of certain structured investment vehicles that, although considered high-quality, short-term money market instruments when originally purchased, are now in payment default or are otherwise impaired (the "Illiquid Investments"). The Illiquid Investments are not held in the Cash Collateral Fund, but rather are held in separate accounts on behalf of the respective Funds.

The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned by it, and by an increase or decrease in the value of instruments purchased with cash collateral received by it. Thus, the current net asset value of each Fund reflects the current valuations assigned to both (1) shares of the Cash Collateral Fund held on behalf of such Fund and (ii) interests in Illiquid Securities held on behalf of such Fund. If a Fund elects to discontinue its participation in the securities lending program at a time when the Fund continues to hold an interest in the Illiquid Securities, the securities lending agent will seek to promptly liquidate the Fund's investment in the Cash Collateral Fund, as well the Fund's investments in the Illiquid Securities. In such an event, the securities lending agent may not be able to dispose of the Illiquid Securities at an acceptable price or at all, and in such case may require the Fund to take a distribution of the Illiquid Securities in kind and/or realize a loss on the disposition of the Illiquid Securities.

Loans of securities involve a risk that the borrower may fail to return the securities when due or when recalled by a Fund or may fail to provide additional collateral when required. In either case, a Fund could experience delays in recovering securities or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, loans may be recalled at any time and generally will be recalled if a material event affecting the investment is expected to be presented to a shareholder vote, so that the securities may be voted by the Fund.

Each lending Fund pays a portion of the income (net of rebate fees) or fees earned by it from securities lending to a securities lending agent. Goldman Sachs Bank USA, an unaffiliated third party doing business as Goldman Sachs Agency Lending, currently acts as securities lending agent for the Funds, subject to the overall supervision of the Funds' investment adviser.

Other Investment Companies

A Fund may invest in shares of other open-end and closed-end management investment companies up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the fund's non-fundamental investment policies. Currently, under the 1940 Act, a fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions: (i) 3% of the total voting stock of any one investment company; (ii) 5% of such fund's total assets with respect to any one investment company; and (iii) 10% of such fund's total assets.

Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund. Other investment companies may include exchange-traded funds ("ETFs"), which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track and to the risks of the specific sector or industry tracked by the ETF. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons. Although ETFs that track broad market indexes are typically large and their shares are fairly liquid, ETFs that track more specific indexes tend to be newer and smaller, and all ETFs have limited redemption features. Pursuant to certain exemptive relief granted by the SEC, the Fund's investments in certain ETFs may exceed certain of the limits described above.

Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of other affiliated Funds, including the money market Funds, subject to certain conditions. Investing in affiliated Funds may present certain actual or potential conflicts of interest.

iShares. iShares Trust and iShares, Inc. ("iShares") are registered investment companies that consist of numerous separate series (each, an "iShares Fund"), each of which seeks investment results similar to the performance of a single stock market or of a group of stock markets in a single geographic location. iShares combine characteristics of stocks with those of index funds. Like stocks, iShares are liquid and can be traded in any number of shares; like index funds, they provide diversification and market tracking. iShares trade on the American Stock Exchange, the Chicago Board of Options Exchange and the New York Stock Exchange in the same way as shares of a publicly held company.

Private Placement and Other Restricted Securities

Private placement securities are not registered under the 1933 Act. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. However, private placement and other "restricted" securities typically cannot be resold without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A (a "Rule 144A Security")), and may not be readily marketable.

Private placement and other restricted securities typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Investing in private placement and other restricted securities is subject to certain additional risks. They may be considered illiquid securities as they typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value due to the absence of an active trading market. Delay or difficulty in selling such securities may result in a loss to a Fund. Restricted securities, including Rule 144A Securities, that are "illiquid" are subject to a Fund's policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation: (i) the frequency of trades and quotes for the Rule 144A Security; (ii) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (iii) dealer undertakings to make a market in the Rule 144A Security; and (iv) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer). The adviser will apply a similar process to evaluating the liquidity characteristics of other restricted securities. There can be no assurance that a restricted security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by a Fund.

Repurchase Agreements

Repurchase agreements are agreements wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. Repurchase agreements generally are subject to counterparty risk. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, a Fund's disposition of the underlying securities may be delayed or limited.

A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days, and other illiquid securities. A Fund will only enter into repurchase agreements with broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the Fund's adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

Reverse Repurchase Agreements

A reverse repurchase agreement is an agreement under which a Fund sells a portfolio security and agrees to repurchase it at an agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund's obligation to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. When a Fund makes a short sale, the proceeds it receives are retained by the broker until a Fund replaces the borrowed security. In order to deliver the security to the buyer, a Fund must arrange through a broker to borrow the security and, in so doing, a Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales "against the box" means that a Fund owns the securities, which are placed in a segregated account until the transaction is closed out, or has the right to obtain securities equivalent in kind and amount to the securities sold short. A Fund's ability to enter into short sales transactions is limited by the requirements of the 1940 Act.

Short sales by a Fund that are not made "against the box" are limited to transactions in futures and options. Such transactions create opportunities to increase a Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a Fund in effect profits from a decline in the price of the futures or options sold short without the need to invest the full purchase price of the futures or options on the date of the short sale, a Fund's NAV per share will tend to increase more when the futures or options it has sold short decrease in value, and to decrease more when the futures or options it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of futures or options sold short may continuously increase, although a Fund may mitigate such losses by replacing the futures or options sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing futures or options to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

If a Fund makes a short sale "against the box," a Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the investment manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. Short sale transactions may have adverse tax consequences to the Fund and its shareholders.

In the view of the SEC, a short sale involves the creation of a "senior security" as such term is defined under the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by segregating (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

To avoid limitations under the 1940 Act on borrowing by investment companies, all short sales by a Fund will be "against the box," or the Fund's obligation to deliver the futures or options sold short not "against the box" will be "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. A Fund will not make short sales of futures or options not "against the box" or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund's total assets.

Unrated Investments

A Fund may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Funds. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moody's, Fitch, or S&P may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's, Fitch, and S&P are more fully described in the Appendix to this SAI.

Warrants

Warrants are instruments, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price, usually during a specified period of time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. Warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the common stock to rise. A warrant becomes worthless if it is not exercised within the specified time period.

MANAGEMENT

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Funds."

General

The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds which consists of, as of July 19, 2010, XXX series comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex" or the "Trusts"). The business address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 75.

Information for Trustees, all of whom are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("Independent Trustees"), appears below. In addition to the Officers listed below, the Funds have appointed an Anti-Money Laundering Compliance Officer.

Name and Age	Position Held with Registrant/Length of Service[1]	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
INDEPENDENT TRUSTEES[2]
K. Dun Gifford, 71	Trustee, since 2010

Former Trustee of Evergreen fund complex from 1974 to 2010. Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

N/A
Peter G. Gordon, 67	Trustee, since 1998, Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Chairman, President and CEO of Crystal Geyser Water Company.	N/A
Isaiah Harris, Jr., 56	Trustee, since 2009, Advisory Board Member, from 2008 to 2009

Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Currently a member of the Iowa State University Foundation Board of Governors and a member of the Advisory Board of Iowa State University School of Business.

CIGNA Corporation Deluxe Corporation
Judith M. Johnson, 60	Trustee, since 2008

Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is a certified public accountant and a certified managerial accountant.

N/A
David F. Larcker, 59	Trustee, since 2009, Advisory Board Member, from 2008 to 2009

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.

N/A
Olivia S. Mitchell, 56	Trustee, since 2006

Professor of Insurance and Risk Management, Wharton School, University of Pennsylvania. Director of the Boettner Center on Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research associate, National Bureau of Economic Research.

N/A
Timothy J. Penny, 57	Trustee, since 1996

President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

N/A
Michael S. Scofield, 67	Trustee, since 2010	Former Trustee of Evergreen fund complex from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)	N/A
Donald C. Willeke, 69	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 to present.	N/A
OFFICERS
Karla M. Rabusch, 50	President, since 2003

Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

N/A
David Berardi, 34	Assistant Treasurer, since 2009

Vice President of Evergreen Investment Management Company, LLC since 2008. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC since 2004.

N/A
Jeremy DePalma, 35	Assistant Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2008. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration since 2005.

N/A
C. David Messman, 49	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Managing Counsel of Wells Fargo Bank, N.A. since 2000.	N/A
Debra Ann Early, 45	Chief Compliance Officer, since 2007

Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

N/A
Kasey Phillips, 38	Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2006 and currently the Treasurer of the Evergreen Funds since 2005. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

N/A
1	Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.
2	Immediately following the consummation of the first reorganization of an Evergreen fund with a Wells Fargo Advantage Fund (presently expected to occur on or about July 9, 2010), Mr. Michael S. Scofield and Mr. K. Dun Gifford, current Trustees of the Evergreen funds will join the Board of Trustees of the Trust. Messrs. Scofield and Gifford have each served as Trustees of the Evergreen fund family for over 25 years. Mr. Scofield is a retired attorney of the Law Offices of Michael S. Scofield, and a Director and Chairman of Branded Media Corporation (a multi-media branding company). Mr. Gifford is the Chairman and President of Oldways Preservation and Exchange Trust (education) and a Trustee, Member of the Executive Committee, and former Treasurer of Cambridge College.

The Trust's Declaration of Trust does not set forth any specific qualifications to serve as a Trustee other than that no person shall stand for initial election or appointment as a Trustee if such person has already reached the age of 72. The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering Trustee candidates and a process for evaluating potential conflicts of interest, which identifies certain disqualifying conflicts. None of the current Trustees is an "interested person" of the Trust as that term is defined in the 1940 Act.
Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, Funds Management, sub-advisers, other service providers, counsel and the independent registered public accounting firm, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee's ability to perform his or her duties effectively has been attained through the Trustee's business, consulting, public service and/or academic positions and through experience from service as a board member of the Trust and the other Trusts in the Fund Complex (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below. Each Trustee's ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.
K. Dun Gifford. Mr. Gifford has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen fund complex since 1974. He is a Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer of Cambridge College. He is also Chairman and President of Oldways Preservation and Exchange Trust, a non-profit educational organization.
Peter G. Gordon. Mr. Gordon has been a Trustee since 1998, Chairman of the Board of Trustees since 2005, the Lead Independent Trustee from 2001 through 2005, and Chairman of the Governance Committee since 2005, with respect to all of the Trusts in the Fund Complex. In addition, he has over 30 years of executive and business experience as the co-founder, Chairman, President and CEO of Crystal Geyser Water Company.
Isaiah Harris, Jr. Mr. Harris has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009. He has been the Chairman of the Board of CIGNA Corporation since 2009, and has been a director of CIGNA Corporation since 2005. He also has been a director of Deluxe Corporation since 2003. As a director of these and other public companies, he has served on board committees, including Governance, Audit and Compensation Committees. Mr. Harris served in senior executive positions, including as president, chief executive officer, vice president of finance and/or chief financial officer, of operating companies for approximately 20 years.
Judith M. Johnson. Ms. Johnson has served as a Trustee of the Trusts in the Fund Complex since 2008 and as Chair of the Audit Committee since 2009. She served as the Chief Executive Officer and Chief Investment Officer of the Minneapolis Employees Retirement Fund for twelve years until her retirement in 2008. Ms. Johnson is a licensed attorney, as well as a certified public accountant and a certified managerial accountant. Ms. Johnson has been determined by the Board to be an audit committee financial expert as such term is defined in the applicable rules of the SEC.
David F. Larcker. Mr. Larcker has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009. Mr. Larcker is the James Irvin Miller Professor of Accounting at the Graduate School of Business of Stanford University. He is also the Director of the Corporate Governance Research Program and Co-director of The Rock Center for Corporate Governance at Stanford University. He has been a professor of accounting for over 30 years. He has written numerous articles on a range of topics, including managerial accounting, financial statement analysis and corporate governance.
Olivia S. Mitchell. Ms. Mitchell has served as a Trustee of the Trusts in the Fund Complex since 2006. Ms. Mitchell is Department Chair and Professor, Department of Insurance and Risk Management, and International Foundation of Employee Benefit Plans Professor at the Wharton School of the University of Pennsylvania. She also serves in senior positions with academic and policy organizations that conduct research on pensions, retirement, insurance and related topics, including as Executive Director of the Pension Research Council and Director of the Boettner Center on Pensions and Retirement Research, both of the University of Pennsylvania. She has been a professor of economics, insurance and risk management for over 30 years. She has written numerous articles and books on a range of topics, including retirement risk management, private and social insurance, and health and retirement analysis and policy.
Timothy J. Penny. Mr. Penny has been a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996. He has been President and CEO of Southern Minnesota Initiative Foundation since 2007 and a Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. He also serves as a member of the board of another non-profit organization. Mr. Penny was a member of the U.S. House of Representatives for 12 years representing Southeastern Minnesota's First Congressional District.
Michael S. Scofield. Mr. Scofield has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen fund complex since 1984, where he served as Chairman of the Board. He also serves as chairman of the Independent Directors Council, an organization dedicated to serving the independent investment company director community, and other leadership positions in the investment company industry. He previously worked as an attorney with the Law Offices of Michael S. Scofield. He was formerly Director and Chairman of Branded Media Corporation, a multi-media branding company.
Donald C. Willeke. Mr. Willeke has been a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996. Previously, he served on the board of trustees of another registered investment company. He is an attorney in private practice and has served as General Counsel of the Minneapolis Employees Retirement Fund for more than 25 years.

Board of Trustees - Leadership Structure and Oversight Responsibilities
Overall responsibility for oversight of the Trust and the Funds rests with the Board of Trustees. The Board has engaged Funds Management to manage the Funds on a day-to day basis. The Board is responsible for overseeing Funds Management and other service providers in the operation of the Trust in accordance with the provisions of the 1940 Act, applicable provisions of Delaware law, other applicable laws and the Fund's charter. The Board is currently composed of seven members, each of whom is an Independent Trustee. The Board currently conducts regular meetings five times a year. In addition, the Board frequently holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.
The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman's role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. In order to assist the Chairman in maintaining effective communications with the other Trustees and Funds Management, the Board has appointed a Chair Liaison to work with the Chairman to coordinate Trustee communications and to assure timely responses to Trustee inquiries, board governance and fiduciary matters. The Chair Liaison serves for a one-year term, which may be extended with the approval of the Board. Except for any duties specified herein or pursuant to the Trust's charter document, the designation of Chairman or Chair Liaison does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board generally.
The Board also has established a Governance Committee and an Audit Committee to assist the Board in the oversight and direction of the business and affairs of the Trust, and from to time may establish informal working groups to review and address the policies and practices of the Trust with respect to certain specified matters. Additionally, the Board has established investment teams to review in detail the performance of each of the Funds, in light of each Fund's investment objectives and strategies, to meet with portfolio managers, and to report back to the full Board. The Board occasionally engages independent consultants to assist it in evaluating initiatives or proposals. The Board believes that the Board's current leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.
The Funds and Trusts are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. Day-to-day risk management functions are subsumed within the responsibilities of Funds Management, the subadvisers and other service providers (depending on the nature of the risk), who carry out the Funds' investment management and business affairs. Each of Funds Management, the sub-advisers and other service providers have their own, independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls.
Risk oversight forms part of the Board's general oversight of the Funds and Trusts and is addressed as part of various Board and Committee activities. The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. As part of its regular oversight of the Trusts, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Funds Management, subadvisers, the Chief Compliance Officer of the Funds, the independent registered public accounting firm for the Funds, and internal auditors for Funds Management or its affiliates, as appropriate, regarding risks faced by the Funds and relevant risk functions. The Board, with the assistance of its investment teams, reviews investment policies and risks in connection with its review of the Funds' performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Funds' compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers. In addition, as part of the Board's periodic review of the Funds' advisory, subadvisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board oversees a management valuation team comprised of officers of Funds Management, has approved and periodically reviews valuation policies applicable to valuing the Fund shares and has established a valuation committee of Trustees. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

Committees.

As noted above, the Board has established a standing Governance Committee, a standing Audit Committee and a standing Valuation Committee to assist the Board in the oversight and direction of the business and affairs of the Trust. Each such Committee operates pursuant to a charter approved by the Board and is chaired by an Independent Trustee. Each Independent Trustee is a member of the Trust's Governance Committee, Audit Committee and Valuation Committee.

(1) Governance Committee. Whenever a vacancy occurs on the Board, the Governance Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Governance Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only Independent Trustees may nominate and select persons to become Independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. The Governance Committee meets only as necessary and held no meetings during any of the Fund's most recently completed fiscal years because each Fund did not begin operations until [July 19], 2010. Peter Gordon serves as the chairman of the Governance Committee.

The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee's consideration, which are set forth in the Trusts' Governance Committee Charter. The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five calendar days nor more than seventy-five calendar days prior to the date of the Governance Committee meeting at which the nominee would be considered. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the "candidate"), (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the 1940 Act) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board.

The Governance Committee may from time-to-time propose nominations of one or more individuals to serve as members of an "advisory board," as such term is defined in Section 2(a)(1) of the 1940 Act ("Advisory Trustees"). An individual may be eligible to serve as an Advisory Trustee only if that individual meets the requirements to be a "non-interested" Trustee under the 1940 Act and does not otherwise serve the Trust in any other capacity. Any Advisory Trustee shall serve at the pleasure of the Board and may be removed, at any time, with or without cause, by the Board. An Advisory Trustee may be nominated and elected as a Trustee, at which time he or she shall cease to be an Advisory Trustee. Advisory Trustees shall perform solely advisory functions. Unless otherwise specified by the Committee or the Board, Advisory Trustees are invited to attend meetings of the Board and all committees of the Board. Advisory Trustees shall participate in meeting discussions but do not have a vote upon any matter presented to the Board or any committee of the Board, nor do they have any power or authority to act on behalf of or to bind the Board, any committee of the Board or the Trust. Advisory Trustees shall not have any responsibilities or be subject to any liabilities imposed upon Trustees by law or otherwise. Advisory Trustees shall be entitled, to the maximum extent permitted by law, to be indemnified by the Trust and shall be covered by any liability insurance coverage that extends to Trustees and officers of the Trust. Advisory Trustees shall be paid the same meeting fees payable to Trustees and shall have their expenses reimbursed in accordance with existing Board expense reimbursement policies. Advisory Trustees shall not receive any retainer fees.

(2) Audit Committee. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent registered public accounting firm on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and held no meetings during any of the Fund's most recently completed fiscal years because each Fund did not begin operations until [July 19], 2010. Judith M. Johnson serves as the chairperson of the Audit Committee.

(3) Valuation Committee. The Board has delegated to the Valuation Committee the authority to take any necessary or appropriate action and address any issues regarding the valuation of Fund portfolio securities under the Trust's valuation procedures, including determining the fair value of securities between Board regularly scheduled meetings in instances where that determination has not otherwise been delegated to the valuation team ("Management Valuation Team") of Funds Management. The Board considers for ratification at each quarterly meeting any valuation actions taken by the Valuation Committee or the Management Valuation Team during the previous quarter that require ratification. Any one member of the Valuation Committee may constitute a quorum for a meeting of the committee. The Valuation Committee convened approximately four times during 2009.

Compensation. For the calendar year ended December 31, 2008, each Trustee received an annual retainer (payable quarterly) of $160,000 from the Fund Complex. Each Trustee and Advisory Board Member also received a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at the first telephonic Fund Complex Board meeting and each telephonic Board meeting beyond five. In addition, the Chairperson of the Fund Complex Board received an additional $40,000 annual retainer and the Chairperson of the Audit Committee received an additional $20,000 annual retainer, for the additional work and time devoted by the Chairpersons. Prior to January 1, 2008, each Trustee received an annual retainer (payable quarterly) of $140,000 from the Fund Complex. Each Trustee also received a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairperson of the Fund Complex Board received an additional $40,000 annual retainer and the Chairperson of the Audit Committee received an additional $16,000 annual retainer, for the additional work and time devoted by the Chairpersons.

Effective January 1, 2009, each Trustee receives an annual retainer (payable quarterly) of $160,000 from the Fund Complex. Each Trustee and Advisory Board Member receives a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairperson of the Fund Complex Board receives an additional $40,000 annual retainer and the Chairperson of the Audit Committee receives an additional $20,000 annual retainer, for the additional work and time devoted by the Chairpersons.

The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's Officers are not compensated by the Trust for their services. Listed below is the estimated Trustee compensation that will be paid by the Fund Complex for the twelve months ended December 31, 2010:

Trustee Compensation Table
Independent Trustees
Fund	Peter G. Gordon	Isiah Harris, Jr.	Judith M. Johnson	David Larcker	Olivia S. Mitchell	Timothy J. Penny	Donald C. Willeke
Class Value Fund
Core Equity Fund
Disciplined U. S. Core Fund
Disciplined Value Fund
Intrinsic Value Fund
Large Cap Core Fund
Omega Growth Fund
Premier Large Company Growth Fund
Strategic Large Cap Growth Fund
Total Compensation from Fund Complex[1]
1	Includes Trustee compensation received by other funds within the entire Fund Complex as of December 31, 2009 (consisting of 133 funds).

Beneficial Equity Ownership Information. As of the calendar year ended December 31, 2009, the Trustees, the Advisory Board Members and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the dollar value of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: $0; $1-$10,000; $10,001- $50,000; $50,001-$100,000; and over $100,000.

Beneficial Equity Ownership in the Funds and Fund Complex Calendar Year Ended December 31, 2009
Independent Trustees
Fund	Peter G. Gordon	Isaiah Harris, Jr.[1]	Judith M. Johnson	David Larcker[1]	Olivia S. Mitchell	Timothy J. Penny	Donald C. Willeke
Class Value Fund
Core Equity Fund
Disciplined U. S. Core Fund
Disciplined Value Fund
Intrinsic Value Fund
Large Cap Core Fund
Omega Growth Fund
Premier Large Company Growth Fund
Strategic Large Cap Growth Fund
Aggregate Dollar Range of Equity Securities Of Fund Complex[2]	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
1	Messrs. Harris and Larcker were elected to the Board as Independent Trustees effective April 17, 2009.
2	Includes Trustee ownership in shares of other funds within the entire Fund Complex (consisting of 133 funds) as of December 31, 2009.

Ownership of Securities of Certain Entities. As of the calendar year ended December 31, 2009, none of the Independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity directly or indirectly controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

Investment Adviser

Wells Fargo Funds Management, LLC ("Funds Management"), an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the investment adviser for the Funds. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

Affiliated Advisory Programs. Funds Management, on behalf of participants in programs managed by Funds Management, may invest a portion of the program's assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund's assets. In such an instance, Funds Management's decision to make changes to or rebalance the program's allocations may substantially impact the Fund's performance.

As compensation for its advisory services, Funds Management is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

Fund	Fee - Effective 7/19/2010
Class Value Fund[1]	First $500 million	0.650%
	Next $500 million	0.625%
	Next $1 billion	0.600%
	Next $2 billion	0.575%
	Over $4 billion	0.550%

Core Equity Fund[1]	First $500 million	0.650%
	Next $500 million	0.625%
	Next $1 billion	0.600%
	Next $2 billion	0.575%
	Over $4 billion	0.550%

Disciplined U. S. Core Fund[1]	First $1 billion	0.300%
	Next $4 billion	0.275%
	Over $5 billion	0.250%

Disciplined Value Fund[1]	First $500 million	0.550%
	Next $500 million	0.525%
	Next $1 billion	0.500%
	Next $2 billion	0.475%
	Over $4 billion	0.450%

Intrinsic Value Fund[1]	First $500 million	0.650%
	Next $500 million	0.625%
	Next $1 billion	0.600%
	Next $2 billion	0.575%
	Over $4 billion	0.550%

Large Cap Core Fund[1]	First $500 million	0.650%
	Next $500 million	0.625%
	Next $1 billion	0.600%
	Next $2 billion	0.575%
	Over $4 billion	0.550%

Omega Growth Fund[1]	First $500 million	0.750%
	Next $500 million	0.700%
	Next $1 billion	0.650%
	Next $2 billion	0.625%
	Over $4 billion	0.600%

Premier Large Company Growth Fund[1]	First $500 million	0.650%
	Next $500 million	0.625%
	Next $1 billion	0.600%
	Next $2 billion	0.575%
	Over $4 billion	0.550%

Strategic Large Cap Growth Fund[1]	First $500 million	0.650%
	Next $500 million	0.625%
	Next $1 billion	0.600%
	Next $2 billion	0.575%
	Over $4 billion	0.550%
1	This Fund commenced operations on July 19, 2010.

General. Each Fund's Advisory Agreement will continue in effect for more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. A Fund's Advisory Agreement may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

Investment Sub-Adviser

Funds Management has engaged Golden Capital Management, LLC ("Golden Capital"), Metropolitan West Capital Management, LLC ("MetWest Capital") and Wells Capital Management Incorporated ("Wells Capital Management") to serve as investment subadviser to the Funds (each a "Sub-Adviser" and collectively, the "Sub-Advisers"). Subject to the direction of the Trust's Board and the overall supervision and control of Funds Management and the Trust, the Sub-Adviser makes recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Adviser furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Adviser also furnishes such additional reports and information as Funds Management and the Trust's Board and Officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management.

For providing investment sub-advisory services to the Funds, the Sub-Adviser is entitled to receive monthly fees at the annual rates indicated below of each Fund's average daily net assets. These fees may be paid by Funds Management or directly by the Funds. If a sub-advisory fee is paid directly by a Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly.

Fund	Sub-Adviser	Fee
Classic Value Fund[1]	Wells Capital Management	First $100 million		0.350%
		Next $100 million		0.300%
		Next $300 million		0.200%
		Over $500 million		0.150%

Core Equity Fund[1]	Wells Capital Management	First $100 million		0.350%
		Next $100 million		0.300%
		Next $300 million	0.200%
		Over $500 million		0.150%

Disciplined U. S. Core Fund[1]	Wells Capital Management	First $100 million		0.250%
		Next $200 million		0.200%
		Over $300 million		0.150%

Disciplined Value Fund[1]	Wells Capital Management	First $100 million		0.250%
		Next $200 million		0.200%
		Over $300 million		0.150%

Intrinsic Value Fund[1]	MetWest Capital	First $250 million		0.350%
		Next $750 million		0.275%
		Over $1 billion		0.200%

Large Cap Core Fund[1]	Golden Capital	First $1 billion		0.350%
		Over $1 billion		0.300%

Omega Growth Fund[1]	Wells Capital Management	First $100 million		0.350%
		Next $100 million		0.300%
		Next $300 million		0.200%
		Over $500 million		0.150%

Premier Large Company Growth Fund[1]	Wells Capital Management	First $100 million		0.350%
		Next $100 million		0.300%
		Next $300 million		0.200%
		Over $500 million		0.150%

Strategic Large Cap Growth Fund[1]	Wells Capital Management	First $100 million		0.350%
		Next $100 million		0.300%
		Next $300 million		0.200%
		Over $500 million		0.150%
1	This Fund commenced operations on July 19, 2010.

Unaffiliated Sub-Advisers. The Funds listed below paid the following aggregate dollar amount of sub-advisory fees to the following unaffiliated sub-advisers for the fiscal periods indicated below:

[table(s) to come]

Portfolio Managers

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Portfolio Managers." The information in this section is provided as of __________,2010 (each a "Portfolio Manager" and together, the "Portfolio Managers"). The Portfolio Managers manage the investment activities of the Funds on a day-to-day basis as follows.

Fund	Sub-Adviser	Portfolio Mangers
Class Value Fund	Wells Capital Management	Walter T. McCormick, CFA Gary Mishuris, CFA
Core Equity Fund	Wells Capital Management	Walter T. McCormick, CFA Emory W. (Sandy) Sanders, Jr., CFA
Disciplined U. S. Core Fund	Wells Capital Management	William E. Zieff
Disciplined Value Fund	Wells Capital Management	William E. Zieff
Intrinsic Value Fund	MetWest Capital	Howard Gleicher, CFA Gary Lisenbee David Graham Jeffrey Peck
Large Cap Core Fund	Golden Capital	Jeff C. Moser, CFA
Omega Growth Fund	Wells Capital Management	Aziz Hamzaogullari, CFA
Premier Large Company Growth Fund	Wells Capital Management	Aziz Hamzaogullari, CFA
Strategic Large Cap Growth Fund	Wells Capital Management	W. Shannon Reid, CFA David M. Chow, CFA Jay Zelko

Management of Other Accounts. The following table indicates the type of, number of, and total assets in accounts managed by the Portfolio Managers, not including the Funds. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under "Other Accounts."

[table(s) to come]

The following table indicates the number and total assets managed of the above accounts for which the advisory fee is based on the performance of such accounts.

[table(s) to come]

Material Conflicts of Interest. The Portfolio Managers face inherent conflicts of interest in their day-to-day management of the Funds and other accounts because the Funds may have different investment objectives, strategies and risk profiles than the other accounts managed by the Portfolio Managers. For instance, to the extent that the Portfolio Managers manage accounts with different investment strategies than the Funds, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a Fund. Additionally, some of the accounts managed by the Portfolio Managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Funds. The differences in fee structures may provide an incentive to the Portfolio Managers to allocate more favorable trades to the higher-paying accounts.

To minimize the effects of these inherent conflicts of interest, the Sub-Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the potential conflicts associated with managing portfolios for multiple clients and ensure that all clients are treated fairly and equitably. Additionally, the Sub-Adviser minimizes inherent conflicts of interest by assigning the Portfolio Managers to accounts having similar objectives. Accordingly, security block purchases are allocated to all accounts with similar objectives in proportionate weightings. Furthermore, the Sub-Adviser has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 (the "Advisers Act") to address potential conflicts associated with managing the Funds and any personal accounts the Portfolio Managers may maintain.

Golden Capital. [text to come]

MetWest Capital. [text to come]

''

Wells Capital Management. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

Compensation. The Portfolio Managers were compensated by their employing sub-adviser from the fees the Adviser paid the Sub-Adviser using the following compensation structure:

Golden Capital. [text to come]

MetWest Capital. [text to come]

Wells Capital Management Compensation. Wells Capital Management Compensation. The compensation structure for Wells Capital Management's Portfolio Managers includes a competitive fixed base salary plus variable incentives (Wells Capital Management utilizes investment management compensation surveys as confirmation). Incentive bonuses are typically tied to pretax relative investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3-and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account's individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style. In the case of each Fund, the benchmark(s) against which the performance of the Fund's portfolio may be compared for these purposes generally are indicated in the Performance" sections of the Prospectuses.

Beneficial Ownership in the Funds. The following table shows for each Portfolio Manager the dollar value of Fund equity securities beneficially owned by the Portfolio Manager, stated as one of the following ranges: $0; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; and over $1,000,000.

[table(s) to come]

Administrator

The Trust has retained Funds Management (the "Administrator"), the investment adviser for the Funds, located at 525 Market Street, 12th Floor, San Francisco, CA 94105, as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds' operations, including communication, coordination, and supervision services with regard to the Funds' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.

In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund's average daily net assets:

	Fund-Level Administrator Fee		Class-Level Administrator Fee	Total Administrator Fee
Share Class	Average Daily Net Assets	% of Average Daily Net Assets	% of Average Daily Net Assets	Average Daily Net Assets	% of Average Daily Net Assets
Class A, Class B and Class C	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.16%	First $5 billion Next $5 billion Over $10 billion	0.21% 0.20% 0.19%
Administrator Class	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.10%	First $5 billion Next $5 billion Over $10 billion	0.15% 0.14% 0.13%
Institutional Class	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.08%	First $5 billion Next $5 billion Over $10 billion	0.13% 0.12% 0.11%
Investor Class	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.38%	First $5 billion Next $5 billion Over $10 billion	0.43% 0.42% 0.41%
R Class

Distributor

Wells Fargo Funds Distributor, LLC ("Funds Distributor"), an affiliate of Funds Management located at 525 Market Street, San Francisco, California 94105, serves as the distributor to the Funds.

The Funds that offer Class B and Class C shares have adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for their Class B and Class C shares. The Plan was adopted by the Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of these Funds pay the Distributor, on a monthly basis, an annual fee of 0.75% of the average daily net assets attributable to each class as compensation for distribution-related services or as reimbursement for distribution-related expenses. Class B shares are closed to new investors and additional investments (except in connection with reinvestment of any distributions and permitted exchanges and at the closing of a reorganization). The Distributor may use the fees payable under the Plan to make payments to selling or servicing agents for past sales and distribution efforts, as well as for the provision of ongoing services to shareholders.

The actual fee payable to the Distributor by these Funds and classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the Financial Industry Regulatory Authority ("FINRA") under the Conduct Rules. The Distributor's distribution-related revenues from the Plan may be more or less than distribution-related expenses incurred during the period. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor, or their affiliates in connection with the sale of Fund shares. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

DISTRIBUTION FEES

Because the Funds first commenced operations on July 9, 2010, the Funds do not yet have information on any fees for distribution-related services paid to the Distributor for its initial fiscal year.

General. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of a Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of a Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Non-Interested Trustees.

The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such Non-Interested Trustees.

Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Funds' shares pursuant to selling agreements with the Distributor authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

Shareholder Servicing Agent

The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing these services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Fund of up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Administrator Class, Class R and Investor Class shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that a Fund shall not be obligated to make any payments under such plans or related agreements that exceed the maximum amounts payable under the Conduct Rules enforced by FINRA.

General. The Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

The Shareholder Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.

Custodian and Fund Accountant

State Street Bank and Trust Company ("State Street"), located at State Street Financial Center, One Lincoln Street Boston, Massachusetts 02111, acts as Custodian and fund accountant for the Funds. As Custodian, State Street, among other things, maintains a custody account or accounts in the name of each Fund, handles the receipt and delivery of securities, selects and monitors foreign sub custodians as the Fund's global custody manager, determines income and collects interest on each Fund's investments and maintains certain books and records. As fund accountant, State Street is responsible for calculating each Fund's daily net asset value per share and for maintaining its portfolio and general accounting records. For its services, State Street is entitled to receive certain transaction fees, asset-based fees and out-of-pocket costs.

Transfer and Distribution Disbursing Agent

Boston Financial Data Services, Inc. ("BFDS"), located at Two Thousand Crown Colony Drive, Quincy, Massachusetts 02169, acts as transfer and distribution disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

Underwriting Commissions

The Distributor serves as the principal underwriter distributing securities of the Funds on a continuous basis.

Code of Ethics

The Fund Complex, the Adviser, the Distributor and the Sub-Advisers each has adopted a code of ethics which contains policies on personal securities transactions by "access persons" as defined in each of the codes. These policies comply with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, as applicable. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. Such restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the Wells Fargo Advantage Funds family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, the Adviser, the Distributor and the Sub-Advisers are on public file with, and are available from, the SEC.

DETERMINATION OF NET ASSET VALUE

The NAV per share for each Fund is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of each Fund's shares.

Each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. A Fund is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we also use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security. With respect to any portion of a Fund's assets that are invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Money market instruments and debt instruments maturing in 60 days or less generally are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For a Fund that invests directly in foreign securities, portfolio securities are generally valued on the basis of quotations from the primary market in which they are traded. However, if, in the judgment of the Board, a security's value has been materially affected by events occurring after the close of the exchange or the market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board believes accurately reflects fair value. A security's valuation may differ depending on the method used to determine its value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Funds may be purchased on any day a Fund is open for business. Generally, each Fund is open for business each day the New York Stock Exchange is open for trading (a "Business Day"). The New York Stock Exchange is currently closed in observance of New Year's Day, Martin Luther King Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

Purchase orders for a Fund received before such Fund's NAV calculation time, generally are processed at such time on that Business Day. Purchase orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the distribution, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation time described above.

Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment, please contact the Distributor. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

Each Fund reserves the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Fund may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act. In addition, the Fund may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectuses.
The Dealer Reallowance for Purchases of Class A Shares is as Follows:

Amount of Purchase	Front-End Sales Charge as % of Public Offering Price	Front-End Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 - $99,999	4.75%	4.99%	4.00%
$100,000 - $249,999	3.75%	3.90%	3.00%
$250,000 - $499,999	2.75%	2.83%	2.25%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 and over[1]	0.00%	0.00%	0.00%
1	We will assess Class A purchases of $1,000,000 or more a contingent deferred sales charge ("CDSC") if they are redeemed within eighteen months from the date of purchase, unless the dealer of record waived its commission. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

Purchases and Redemptions for Existing Wells Fargo Advantage Funds Account Holders Via the Internet. All shareholders with an existing Wells Fargo Advantage Funds account may purchase additional shares of funds or classes of funds within the Wells Fargo Advantage family of funds that they already own and redeem existing shares via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Advantage Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. Internet account access is available for institutional clients. Shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargo.com/ advantagefunds for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.

Extraordinary Circumstances Affecting Redemptions. Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than seven days for each Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable or practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

Waiver of Minimum Initial Investment Amount for Investor Class Shares for Eligible Investors. An eligible investor (as defined below) may purchase Investor Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount if the eligible investor participates in a $50 monthly automatic investment purchase plan. Eligible investors include: Current and retired employees, directors/trustees and officers of: (i) Wells Fargo Advantage Funds (including any predecessor funds) and (ii) Wells Fargo & Company and its affiliates; and Family members, as defined in the prospectus, of any of the above.

Reduced Sales Charges for Former C&B Portfolio Shareholders. Shareholders who purchased shares of the C&B Portfolios directly from the C&B Portfolios, and who became Wells Fargo Advantage Fund shareholders in the reorganization between the Advisors' Inner Circle Fund and the Trust effective July 26, 2004 will be permitted to purchase Class A shares of any Wells Fargo Advantage Fund and any unnamed shares of WealthBuilder Portfolios at NAV. Please see your account representative for details.

Reduced Sales Charges for Former Montgomery Fund Shareholders. Former Montgomery Fund Class P and Class R shareholders who purchased their shares directly from the Montgomery Funds and became Wells Fargo Advantage Fund shareholders in the reorganization, may purchase Class A shares of any Wells Fargo Advantage Fund, and any unnamed shares of WealthBuilder Portfolios at NAV. Shareholders who did not purchase such shares directly may purchase additional shares in the respective acquiring Wells Fargo Advantage Fund at NAV.

Reduced Sales Charges for Affiliated Funds. Any affiliated fund that invests in a Wells Fargo Advantage Fund may purchase Class A shares of such fund at NAV.

Reduced Sales Charges for Certain Holders of Class C Shares. No CDSC is imposed on redemptions of Class C shares where a fund did not pay a sales commission at the time of purchase.

Investors Eligible to Acquire Class B Shares. Class B shares are closed to new investors and additional investments from existing shareholders, except that existing shareholders of Class B shares may reinvest any distributions into Class B shares and exchange their Class B shares for Class B shares of other Wells Fargo Advantage Funds (as permitted by current exchange privilege rules, except specified persons may acquire Class B shares of a Fund in connection with the closing of a reorganization and except specified persons may acquire Class B shares of a Fund in connection with the closing of a reorganization). No new or subsequent investments, including through automatic investment plans, will be allowed in Class B shares of the Funds, except through a distribution reinvestment or permitted exchange, or in connection with the closing of a reorganization.

Waiver of Minimum Initial Investment Amount for Institutional Class Shares for Eligible Investors. An eligible investor (as defined below) may purchase Institutional Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount. Eligible investors include:

  Clients of sub-advisers to those Funds which offer an Institutional Class who are clients of such sub-advisers at the time of their intended purchase of such Institutional Class shares;

  Clients of Wells Capital Management who are clients of Wells Capital Management at the time of their intended purchase of Institutional Class shares; and

  Clients of Wells Fargo Institutional Retirement Trust (IRT) who are clients of IRT at the time of their intended purchase of Institutional Class shares.

Related shareholders or shareholder accounts may be aggregated in order to meet the minimum initial investment requirement for Institutional Class shares. The following are examples of relationships that may qualify for aggregation:

  Related business entities, including;

  Corporations and their subsidiaries;

  General and limited partners; and

  Other business entities under common ownership or control.

  Shareholder accounts that share a common tax-id number.

  Accounts over which the shareholder has individual or shared authority to buy or sell shares on behalf of the account (i.e., a trust account or a solely owned business account).

All of the minimum initial investment waivers listed above may be modified or discontinued at any time.

Waiver of Minimum Initial and Subsequent Investment Amounts for All Shares Classes for Special Operational Accounts. Shares of any and all share classes of the Wells Fargo Advantage Funds may be acquired in special operational accounts (as defined below) without meeting the applicable minimum initial or subsequent investment amounts. Special operational accounts are designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions.

Compensation to Dealers and Shareholder Servicing Agents. Set forth below is a list of the member firms of FINRA to which the Adviser, the Funds' Distributor or their affiliates made payments out of their revenues in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders in the year ending December 31, 2009 ("Additional Payments"). (Such payments are in addition to any amounts paid to such FINRA firms in the form of dealer reallowances or fees for shareholder servicing or distribution. The payments are discussed in further detail in the Prospectuses under the title "Compensation to Dealers and Shareholder Servicing Agents"). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2009, are not reflected:

FINRA member firms

  401(k) Investment Services, Inc.

  ADP Broker-Dealer, Inc.

  A.G. Edwards & Sons, Inc.

  AIG Retirement Services Company

  Ameriprise Financial Services, Inc.

  Barclays Capital, Inc.

  Charles Schwab & Co., Inc.

  Citigroup Global Markets, Inc.

  CitiStreet Advisors LLC

  DWS Investments Distributors, Inc.

  Fidelity Brokerage Services LLC

  Goldman, Sachs & Co.

  GPC Securities, Inc.

  GWFS Equities, Inc.

  GunnAllen Financial, Inc.

  H.D. Vest Financial Services

  Hewitt Financial Services, LLC

  Hightower Securities, LLC

  J. P. Morgan Securities Inc.

  LPL Financial Corp.

  Mellon Financial Markets, LLC

  Merrill Lynch, Pierce, Fenner & Smith, Inc.

  Merriman Curhan Ford & Co. Inc.

  Mid Atlantic Capital Corporation

  Morgan Stanley DW Inc.

  MSCS Financial Services, LLC

  Nationwide Investment Services Corp.

  Pershing LLC

  Prudential Investment Management Services, LLC

  Prudential Retirement Brokerage Services, Inc.

  Raymond James & Associates, Inc.

  RBC Dain Rauscher, Inc.

  Robert W. Baird & Co.

  Ross, Sinclaire & Associates, LLC

  Security Distributors, Inc.

  State Street Global Markets, LLC

  TD Ameritrade Trust Company

  UBS Financial Services, Inc.

  VALIC Financial Advisors, Inc.

  Wachovia Capital Markets, LLC

  Wachovia Securities, LLC

  Wells Fargo Investments

In addition to member firms of FINRA, Additional Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list.

Also not included on the list above are other subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds' Distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, the Sub-Adviser is responsible for the Funds' portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Advisers to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

Purchases and sales of equity securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, affiliated broker-dealers. However, the Funds and Funds Management have adopted a policy pursuant to Rule 12b- 1(h) under the 1940 Act that prohibits the Funds from directing portfolio brokerage to brokers who sell Fund shares as compensation for such selling efforts. In the over-the-counter market, securities are generally traded on a "net" basis with brokerdealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the broker-dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

In placing orders for portfolio securities of the Fund, the Fund's Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the trade execution procedures of the Sub-Adviser to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer.

The Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, a Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which a sub-adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

Portfolio Turnover. The portfolio turnover rate is not a limiting factor when a Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Fund's whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also result in adverse tax consequences to a Fund's shareholders.

Because the Funds first commenced operations on July 9, 2010, no portfolio turnover information is available for its initial fiscal year.

Brokerage Commissions. Because the Funds first commenced operations on July 9, 2010, the Funds do not have information on brokerage commissions paid in its initial fiscal year.

Directed Brokerage Commissions. Because the Funds first commenced operations on July 9, 2010, the Funds do not have information on any directed brokerage commissions paid for its initial fiscal year.

Securities of Regular Broker-Dealers. The Funds are required to identify any securities of their "regular brokers or dealers" (as defined under the 1940 Act) or of their parents that the Funds may hold at the close of their most recent fiscal year. Because the Funds first commenced operations on July 9, 2010, this information is not yet available.

FUND EXPENSES

From time to time, Funds Management may waive fees from a Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and distribution disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues (including membership dues in the Investment Company Institute allocable to a Fund); brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to a Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the series of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board deems equitable.

FEDERAL INCOME TAXES

The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." Each Prospectus generally describes the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code of 1986, as amended (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.

A shareholder's tax treatment may vary depending upon the shareholder's particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or IRAs), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in each Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult their own tax advisers and financial planners regarding the federal tax consequences of an investment in a Fund, the application of state, local or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.

Qualification as a Regulated Investment Company. It is intended that each Fund qualify as a regulated investment company ("RIC") under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to RICs generally will apply separately to each Fund even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

In order to qualify as a RIC under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future Treasury Regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund's principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC. However, 100% of the net income derived from an interest in a qualified publicly traded partnership will be treated as qualifying income.

Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund's taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund's total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term "outstanding voting securities of such issuer" includes the equity securities of a qualified publicly traded partnership, and in the case of a Fund's investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income for the taxable year, which generally includes its ordinary income and the excess of any net short-term capital gain over net longterm capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year, if any. If a Fund meets all of the RIC requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute, or be deemed to have distributed, a sufficient amount of its investment company taxable income (as described above) and net tax-exempt interest income, if any, in a timely manner to maintain its status as a RIC and eliminate fund-level federal income taxation of such distributed income. However, no assurance can be given that a Fund will not be subject to federal income tax.

Each Fund intends to distribute substantially all of its net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at corporate rates on the amount of net capital gain retained, but may designate the retained amount as undistributed capital gain in a notice to its shareholders, who (i) will be required to include in income for federal income tax purposes, as longterm capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

If, for any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund's current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable to shareholders as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if a Fund which had previously qualified as a RIC were to fail to qualify as a RIC for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to tax on such built-in gain recognized for a period of ten years, in order to re-qualify as a RIC in a subsequent year.

Equalization Accounting. Each Fund may use the so-called "equalization method" of accounting to allocate a portion of its "earnings and profits," which generally equals a Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS has not expressly sanctioned the particular equalization method used by a Fund, and thus the Fund's use of this method may be subject to IRS scrutiny.

Capital Loss Carry-Forwards. A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to fund-level federal income tax, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gains. The Funds cannot carry back or carry forward any net operating losses. Because the Funds have not yet commenced operations, the Funds do not have capital loss carry-forwards to report.

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carry-forwards (if any), its unrealized losses (if any), and any such losses of other funds participating in the reorganization may be subject to severe limitations that could make such losses substantially unusable.

Excise Tax. If a Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income, if any). Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and thus expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis by a Fund).

Taxation of Investments. In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount ("OID") (generally, a debt obligation with a purchase price less than its principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate discount obligations may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID income on debt obligations that is currently includible in income, even though the cash representing such income may not have been received by a Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by the Fund which a Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund holding such a security receives no interest payment in cash on the security during the year.

If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise, or other disposition of an option may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain orloss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark-to-market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss (as described below). These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the "60%/40%" rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts and non-equity options.

Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency denominated debt obligations, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign currency loss exceeds a Fund's net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain derivative instruments, such as financial forward, futures, and options contracts, may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a "straddle" and at least one (but not all) of the Fund's positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a "mixed straddle." A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute qualified dividend income to fail to satisfy the applicable holding period requirements and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

If the Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when the Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon the Fund's holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon the Fund's holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

In addition, a Fund's transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts, and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments to the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into longterm capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.

Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares, and (iii) thereafter, as capital gain. If a Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income in order to qualify as a RIC.

Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a RIC might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in derivatives transactions.

A Fund may invest in REITs. Investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.

A Fund may invest directly or indirectly (e.g., through a REIT) in residual interests in real estate mortgage investment conduits ("REMICs") or in REITs or qualified REIT subsidiaries that are taxable mortgage pools ("REIT TMPs"). Under recent IRS guidance, a Fund must allocate "excess inclusion income" received directly or indirectly from REMIC residual interests or REIT TMPs to its shareholders in proportion to dividends paid to such shareholders, with the same consequences as if the shareholders had invested in the REMIC residual interests or REIT TMPs directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes unrelated business taxable income ("UBTI") to Keogh, 401(k) and qualified pension plans, as well as IRAs and certain other tax exempt entities, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, does not qualify for any reduction, by treaty or otherwise, in the 30% federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal corporate income tax rate. To the extent permitted under the Investment Act of 1940, a Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Fund. The Funds have not yet determined whether such an election will be made.

"Passive foreign investment companies" ("PFICs") are generally defined as foreign corporations with respect to which at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to federal income tax and interest charges on "excess distributions" received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions and gain from the sale of equity interests in PFICs may be characterized as ordinary income even though, absent the application of PFIC rules, these amounts may have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance that they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant non-cash income, such non-cash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

Taxation of Distributions. Distributions paid out of a Fund's current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund's current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

For federal income tax purposes, distributions of investment income (except for exempt-interest dividends (defined below)) are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions properly designated by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. Each Fund will designate capital gain dividends, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Foreign Taxes. Amounts realized by a Fund from sources within foreign countries, if any, may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Funds' total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis certain foreign income and similar taxes paid by the Fund, and such taxes may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, none of the Funds expect to qualify for this election.

Sales and Exchanges of Fund Shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges the shareholder's Fund shares, subject to the discussion below, the shareholder generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and the shareholder's tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different RIC, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previously incurred charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under the "wash sale" rules to the extent the shareholder purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives, or is deemed to receive, a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then Treasury Regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI.

Federal Income Tax Rates. As of the date of this SAI, the maximum stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net long-term capital gain.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to "qualified dividend income" equal to the highest net long-term capital gains rate, which generally is 15%. In general, "qualified dividend income" is income attributable to dividends received by a Fund in taxable years beginning on or before December 31, 2010, from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Fund with respect to the dividend-paying corporation's stock and by the shareholders with respect to the Fund's shares. If 95% or more of a Fund's gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund's ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). In general, if less than 95% of a Fund's income is attributable to qualified dividend income, then only the portion of the Fund's distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by a Fund from securities lending, repurchase, and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisers and financial planners.

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of federal income tax laws.

Backup Withholding. A Fund is generally required to withhold and remit to the U.S. Treasury, subject to certain exemptions (such as for certain corporate or foreign shareholders), an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if (i) the shareholder fails to furnish the Fund with a correct "taxpayer identification number" ("TIN"), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is otherwise subject to backup withholding. Backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts withheld as a credit against the shareholder's federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010. State backup withholding may also be required to be withheld by the Funds under certain circumstances.

Corporate Shareholders. Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisers and financial planners.

A portion of the interest paid or accrued on certain high-yield discount obligations that the Fund owns may not be deductible to the issuer. If a portion of the interest paid or accrued on certain high-yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction if certain requirements are met. In such cases, if the issuer of the high-yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the dividend portion of such interest.

Foreign Shareholders. For purposes of this discussion, "foreign shareholders" include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations. "Exempt foreign shareholders" are foreign shareholders from whom a Fund obtains a properly completed and signed certificate of foreign status.

Generally, subject to certain exceptions described below, distributions made to foreign shareholders will be subject to nonrefundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty, except in the case of excess inclusion income, which does not qualify for any treaty exemption or reduction), even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, for taxable years of a Fund beginning before January 1, 2010, distributions made to exempt foreign shareholders and properly designated by a Fund as "interest-related dividends" will be exempt from federal income tax withholding. Interest-related dividends are generally attributable to the Fund's net interest income earned on certain debt obligations and paid to foreign shareholders. In order to qualify as an interest-related dividend, the Fund must designate a distribution as such in a written notice mailed to its shareholders not later than 60 days after the close of the Fund's taxable year. Notwithstanding the foregoing, if any distribution described above is "effectively connected" with a U.S. trade or business (or, if an applicable income tax treaty so requires, is attributable to a permanent establishment) of the recipient foreign shareholder, neither federal income tax withholding nor the exemption for interest-related dividends will apply, the distribution will be subject to the tax, withholding, and reporting requirements generally applicable to U.S. shareholders and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation.

In general, a foreign shareholder's capital gains realized on the disposition of Fund shares, and capital gain dividends, with respect to taxable years of a Fund beginning before January 1, 2010, "short-term capital gain dividends" (defined below) are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an applicable income tax treaty so requires, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the disposition of Fund shares or the receipt of capital gain dividends and certain other conditions are met; or (iii) the Fund shares on which the foreign shareholder realized gain constitute U.S. real property interests ("USRPIs," defined below) or, in certain cases, distributions are attributable to gain from the sale or exchange of a USRPI. If the requirements of clause (i) are met, the tax, withholding, and reporting requirements applicable to U.S. shareholders generally will apply to the foreign shareholder, and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation. If the requirements of clause (i) are not met but the requirements of clause (ii) are met, such gains and distributions will be subject to federal income tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). If the requirements of clause (iii) are met, the foreign shareholder may be subject to certain tax, withholding, and/or reporting requirements, depending in part on whether the foreign shareholder holds (or has held in the prior 12 months) more than a 5% interest in the Fund. "Short-term capital gain dividends" are distributions attributable to a Fund's net short-term capital gain in excess of its net long-term capital loss and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

Subject to certain exceptions, a "USRPI" is generally defined as (i) an interest in real property located in the United States or the Virgin Islands, or (ii) any interest (other than solely as a creditor) in a domestic corporation that was a U.S. real property holding corporation (as defined in the Code) at any time during the shorter of the five-year period ending on the testing date or the period during which the interest was held.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, a foreign shareholder must comply with applicable certification requirements relating to its foreign status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders should consult their tax advisers in this regard.

In the case of shares held through an intermediary, even if a Fund makes a designation with respect to a payment, no assurance can be made that the intermediary will respect such a designation. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

Even if permitted to do so, the Funds provide no assurance that they will designate any dividends as interest-related dividends or short-term capital gain dividends. Special tax rules apply to distributions that a qualified investment entity ("QIE") makes to foreign shareholders that are attributable to gain from the QIE's sale or exchange of a USRPI.

Special tax rules also apply to the sale of shares in a U.S. real property holding corporation ("USRPHC"). However, the Funds do not expect such special tax rules to apply because the Funds do not expect to be QIEs or USRPHCs.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

As discussed above, distributions and redemption proceeds paid or credited to a foreign shareholder are generally exempt from backup withholding. However, a foreign shareholder may be required to establish that exemption by providing certification of foreign status on an appropriate IRS Form W-8.

Tax-Deferred Plans. Shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Tax-Exempt Shareholders. Shares of the Funds may not be suitable for tax-exempt shareholders since such shareholders generally would not benefit from the exempt status of distributions from the Funds (discussed below). Tax-exempt shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of an investment in the Funds.

Any investment in residual interests of a collateralized mortgage obligation that has elected to be treated as a REMIC can create complex tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.

Special tax consequences apply to charitable remainder trusts ("CRTs") (as defined in Section 664 of the Code) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in REIT TMPs. CRTs are urged to consult their own tax advisers and financial planners concerning these special tax consequences.

Tax Shelter Reporting Regulations. Under Treasury Regulations, if an individual shareholder recognizes a loss of $2 million or more or if a corporate shareholder recognizes a loss of $10 million or more, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.

PROXY VOTING POLICIES AND PROCEDURES

The Trusts and Funds Management have adopted policies and procedures ("Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While each Fund does not purchase securities to exercise control or to seek to effect corporate change through share ownership, it supports sound corporate governance practices within companies in which it invests and reflects that support through its proxy voting process.

Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently in the same matter when securities of an issuer are held by multiple Funds of the Trusts. However, proxies for securities held by the Social Sustainability Fund related to social and environmental proposals will be voted pursuant to RiskMetrics Group's ("RMG") then current SRI Proxy Voting Guidelines. Accordingly, the Social Sustainability Fund may vote its proxies related to social and environmental proposals differently than the other Funds.

The Procedures set forth Funds Management's general position on various proposals, such as:

  Routine Items – Funds Management will generally vote for uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

  Corporate Governance – Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification or to comply with what management's counsel interprets as applicable law.

  Anti-Takeover Matters – Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.

  Mergers/Acquisitions and Corporate Restructurings – Funds Management's Proxy Committee will examine these items on a case-by-case basis.

  Shareholder Rights – Funds Management will generally vote against proposals that may restrict shareholder rights.

  Capital Structure Changes - Funds Management will follow the RiskMetrics Group ("RMG") capital structure model in evaluating requested increases in authorized common stock. In addition, even if capital requests of less than or equal to 300% of outstanding shares fail the calculated allowable cap, Funds Management will evaluate the request on a case-by-case basis, potentially voting for the proposal based on the company's performance and whether the company's ongoing use of shares has shown prudence.

  Executive and Director Compensation Plans - Funds Management will analyze on a case-by-case basis proposals on executive or director compensation plans, with the view that viable compensation programs reward the creation of shareholder wealth by having high payout sensitivity to increases in shareholder value.

  Disclosure on Executive or Director Compensation Cap or Restrict Executive or Director Compensation - Funds Management will generally vote for shareholder proposals requiring companies to report on their executive retirement benefits (deferred compensation, split-dollar life insurance, SERPs, and pension benefits. Funds Management will generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote, unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans. Funds Management will generally vote against proposals that seek to limit executive and director pay.

    Whether adoption of the proposal is likely to enhance or protect shareholder value;

    Whether the information requested concerns business issues that relate to a meaningful percentage of the company's business as measured by sales, assets, and earnings;

    The degree to which the company's stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

    Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

    Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

    Whether the company's analysis and voting recommendation to shareholders are persuasive;

    What other companies have done in response to the issue addressed in the proposal;

    Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

    Whether implementation of the proposal's request would achieve the proposal's objectives;

    Whether the subject of the proposal is best left to the discretion of the board;

    Whether the requested information is available to shareholders either from the company or from a publicly available source; and

    Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.
In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Fund's voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (i) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (ii) disclosing the conflict to the Board and obtaining their consent before voting; (iii) submitting the matter to the Board to exercise its authority to vote on such matter; (iv) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy; (v) consulting with outside legal counsel for guidance on resolution of the conflict of interest; (vi) erecting information barriers around the person or persons making voting decisions; (vii) voting in proportion to other shareholders; or (viii) voting in other ways that are consistent with each Fund's obligation to vote in the best interests of its shareholders. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a subadviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.
While Funds Management uses its best efforts to vote proxies, in certain circumstances it may be impractical or impossible for Funds Management to vote proxies (e.g., limited value or unjustifiable costs). For example, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Due to these restrictions, Funds Management must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. As a result, Funds Management will generally not vote those proxies in the absence of an unusual, significant vote or compelling economic importance. Additionally, Funds Management may not be able to vote proxies for certain foreign securities if Funds Management does not receive the proxy statement in time to vote the proxies due to custodial processing delays.
As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy). However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs the loss in lending revenue that would result from recalling the security (i.e., if there is a controversial upcoming merger or acquisition, or some other significant matter), the security will be recalled for voting.
Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 may be obtained on the Funds' Web site at www.wellsfargo.com/advantagefunds or by accessing the SEC's Web site at www.sec.gov.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

I. Scope of Policies and Procedures. The following policies and procedures (the "Procedures") govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust ("Funds Trust"), Wells Fargo Master Trust ("Master Trust") and Wells Fargo Variable Trust ("Variable Trust") (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the "Funds" or individually as the "Fund") now existing or hereafter created.

II. Disclosure Philosophy. The Funds have adopted these Procedures to ensure that the disclosure of a Fund's portfolio holdings is accomplished in a manner that is consistent with a Fund's fiduciary duty to its shareholders. For purposes of these Procedures, the term "portfolio holdings" means the stock, bond and derivative positions held by a non-money market Fund and does not include the cash investments held by the Fund. For money market funds, the term "portfolio holdings" includes cash investments, such as investments in repurchase agreements.

Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

III. Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds' website until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

A. Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds' website (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. Money market Fund holdings shall be made publicly available on the Fund's website on a monthly, 7-day delayed basis.

B. Top Ten Holdings. Top ten holdings information (excluding derivative positions) for each Fund (except for funds that operate as fund of funds and money market funds) shall be made publicly available on the Funds' website on a monthly, sevenday or more delayed basis.

C. Fund of Funds Structure.
 1. The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds' website and included in fund fact sheets on a monthly, seven-day or more delayed basis.
 2. A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' website simultaneous with the change.

Furthermore, as required by the SEC, each Fund shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter. Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi-annual and annual reports.

Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

IV. List of Approved Recipients. The following list describes the limited circumstances in which a Fund's portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds' website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A. Sub-Advisers. Sub-advisers shall have full daily access to Fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities. A new Fund sub-adviser may periodically receive full portfolio holdings information for such Fund from the date of Board approval through the date upon which they take over day-to-day investment management activities. Such disclosure will be subject to confidential treatment.

B. Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated ("Wells Capital Management") shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C. Funds Management/Wells Fargo Funds Distributor, LLC.
 1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/ or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PNC's Datapath system.
 2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.
 3. Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

D. External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds' accounting agent however, only for those Funds in which such subadviser provides investment advisory services. Funds Management also utilizes the services of RMG and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both RMG and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E. Rating Agencies. Nationally Recognized Statistical Ratings Organizations ("NRSROs") may receive full Fund holdings for rating purposes.

V. Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

VI. Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund. The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Funds, persons considering investment in the Funds or representatives of such shareholders or potential shareholders. The content and nature of the information provided to each of these persons may differ.

Certain of the information described above will be included in quarterly fund commentaries and will contain information that includes, among other things, top contributors/detractors from fund performance and significant portfolio changes during the calendar quarter. This information will be posted contemporaneously with their distribution on the Funds' website.

No person shall receive any of the information described above if, in the sole judgment of Funds Management, the information could be used in a manner that would be harmful to the Funds.

VII. Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and make any changes that they deem appropriate.

CAPITAL STOCK

The Funds are nine series of the Trust in the Wells Fargo Advantage family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

Most of the Trust's series are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust's series also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a series represents an equal, proportionate interest in the series with all other shares. Shareholders bear their pro rata portion of a series' operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other series or classes of shares offered.

With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory agreement, since it affects only one Fund, is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

As used in the Prospectus(es) and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of shares of a Fund means the vote of the lesser of (i) 67% of the shares of the class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Because the Funds first commenced operations on the date of this SAI, no beneficial ownership information as of a prior date is available.

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a person identified in the foregoing table is identified as the beneficial owner of more than 25% of a Fund, or is identified as the record owner of more than 25% of a Fund and has voting and/or investment powers, it may be presumed to control such Fund. A controlling person's vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

OTHER INFORMATION

The Trust's Registration Statement, including the Prospectus(es) and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the SEC, located at 100 "F" Street NE, in Washington, D.C., 20549-0102. Statements contained in the Prospectus(es) or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus(es) are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP has been selected as the independent registered public accounting firm for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is 1601 Market Street, Philadelphia, PA 19103.

FINANCIAL INFORMATION

On July 19, 2010, the Classic Value Fund acquired the assets of Evergreen Equity Income Fund and the Wells Fargo Advantage Specialized Financial Services Fund. The Core Equity Fund acquired the assets of Evergreen Fundamental Large Cap Fund. The Disciplined U.S. Core Fund acquired the assets of Evergreen Enhanced S&P 500® Fund. The Disciplined Value Fund acquired the assets of Evergreen Disciplined Value Fund, Wells Fargo Advantage U.S. Value Fund and Wells Fargo Advantage Equity Income Fund. The Intrinsic Value Fund acquired the assets of Evergreen Intrinsic Value Fund. The Large Cap Core Fund acquired the assets of Evergreen Golden Large Cap Core Fund and Wells Fargo Advantage Large Company Core Fund. The Omega Growth Fund acquired the assets of Evergreen Omega Fund. The Premier Large Company Growth Fund acquired the assets of Evergreen Large Company Growth Fund and Wells Fargo Advantage Large Company Growth Fund. The Strategic Large Cap Growth Fund acquired the assets of Evergreen Strategic Growth Fund (collectively, the "Acquired Funds"). Audited financial statements, along with the report of an independent registered public accounting firm and each Fund's financial statements, are hereby incorporated by reference into this document, and also contained in each Fund's annual report, a copy of which is available upon request.

APPENDIX

The ratings of Standard & Poor's ("S&P"), Moody's Investors Services ("Moody's"), Fitch Investor Services ("Fitch"), represent their opinion as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

The following is a description of the ratings given by S&P, Fitch, and Moody's to corporate and municipal bonds and corporate and municipal commercial paper and variable rate demand obligations.

Corporate Bonds

S&P

S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities. Plus (+) or minus(-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

Moody's

Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment-grade securities.

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

Fitch

National Long-Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

AAA(xxx) - 'AAA' national ratings denote the highest rating assigned in its national rating scale for that country. This rating is assigned to the "best" credit risk relative to all other issuers or issues in the same country and will normally be assigned to all financial commitments issued or guaranteed by the sovereign state.

AA(xxx) - 'AA' national ratings denote a very strong credit risk relative to other issuers or issues in the same country. The credit risk inherent in these financial commitments differs only slightly from the country's highest rated issuers or issues.

A(xxx) - 'A' national ratings denote a strong credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

BBB(xxx) - 'BBB' national ratings denote an adequate credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment.

BB(xxx) - 'BB' national ratings denote a fairly weak credit risk relative to other issuers or issues in the same country. Within the context of the country, payment of these financial commitments is uncertain to dome degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx) - 'B' national ratings denote a significantly weak credit risk relative to other issuers or issues in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payment is contingent upon a sustained, favorable business and economic environment.

CCC(xxx), CC(xxx), C(xxx) - These categories of national ratings denote an extremely weak credit risk relative to other issuers or issues in the same country. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

DDD(xxx), DD(xxx), D(xxx) - These categories of national ratings are assigned to entities or financial commitments which are currently in default.

Short-Term Issue Credit Ratings (including Commercial Paper)

S&P:

A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody's:

Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of shortterm deposit obligations.

Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

Fitch

National Long-Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

F1(xxx) - Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the"best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong , a "+" is added to the assigned rating.

F2(xxx) - Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx) - Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx) - Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx) - Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D(xxx) - Indicates actual or imminent payment default.

Note to National Short-Term ratings: In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, our National Short-Term Ratings definitions for F1+(xxx), F1(xxx), F2(xxx) and F3(xxx) may be substituted by those regulatory scales, e.g. A1+, A1, A2 and A3.

Variable Rate Demand Obligations

S&P:

SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 - Speculative capacity to pay principal and interest.

Moody's:

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

WellsFargo
Advantage Funds® - Specialty Funds
Prospectus July 19, 2010

Health Care Fund
Class A - EHABX, Class B - EHCBX, Class C - EHCCX
Precious Metals Fund
Class A - EKWAX, Class B - EKWBX, Class C - EKWCX
Utility and Telecommunications Fund
Class A - EVUAX, Class B - EVUBX, Class C - EVUCX

Classes A, B, C

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

Wells Fargo Advantage Funds - Specialty Funds

Health Care Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages __ and __ of the Prospectus and "Additional Purchase and Redemption Information" on page __ of the SAI.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None	5.00%	1.00%

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over"its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's assets in equity securities of healthcare companies. We invest up to 50% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments. We also invest up to 15% of the Fund's total assets in emerging market equity securities.

We invest principally in equity securities of healthcare companies across all market capitalizations. We define healthcare companies as those that develop, produce or distribute products or services related to the healthcare, life sciences, or medical industries and that we determine derive a substantial portion, i.e., more than 50%, of their sales from products and services in these industries.

We concentrate the Fund's investments in the healthcare sector, and because we retain flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Healthcare Sector Risk. The Health Care Fund concentrates its investments in the healthcare sector and therefore may be more susceptible to financial, economic or market events impacting the healthcare sector.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Non-Diversification Risk. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Advisor
Wells Fargo Funds Management, LLC
Investment Sub-adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	Robert Junkin, CPA, Portfolio Manager/2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page __ of the Prospectus.

Precious Metals Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages __ and __ of the Prospectus and "Additional Purchase and Redemption Information" on page __ of the SAI.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None	5.00%	1.00%

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in investments related to precious metals. We define precious metals companies as those that are engaged in, or which receive at least 50% of their revenues from the exploration, development, mining, processing, or dealing in gold or other precious metals and minerals, including, but not limited to, silver, platinum, and diamonds. We may invest any amount of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments. We invest up to 40% of the Fund's total assets in emerging market equity securities. The Fund may invest in foreign securities, which are typically denominated in non-U.S. currencies, and may also invest in U.S. securities. We also invest up to 25% of Fund's total assets, at the time of purchase, in debt securities linked to precious metals and common or preferred stocks of subsidiaries of the Fund that invest directly or indirectly in precious metals and minerals. Primary emphasis is placed on precious metals related companies. The portfolio consists of holdings across all market capitalizations.

We concentrate the Fund's investments in the precious metals sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Currency Hedging Risk. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Non-Diversification Risk. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.

Precious Metals Sector Risk. The Precious Metals Fund concentrates its investments in securities related to precious metals and therefore may be more susceptible to financial, economic or market events impacting the precious metals sector.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Subsidiary Risk. The Wells Fargo Advantage Precious Metals Fund has a subsidiary that may invest directly in precious metals or minerals. The value of the Fund's investment in its subsidiary may be adversely impacted by the risks associated with delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations of precious metals or minerals as well as by custody and transaction costs associated with a subsidiary's investment in precious metals or minerals.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Adviser
Wells Fargo Funds Management, LLC
Investment Sub-adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	Michael Bradshaw, CFA, Portfolio Manager/2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page __ of the Prospectus.

Utility and Telecommunications Fund Summary

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages __ and __ of the Prospectus and "Additional Purchase and Redemption Information" on page __ of the SAI.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None	5.00%	1.00%

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in common, preferred and convertible preferred stocks and investment grade bonds or convertible debentures of utility (water, gas, electric) and telecommunications companies. We invest principally in securities of utility and telecommunication companies across all market capitalizations. We invest up to 35% of the Fund's total assets in convertible debentures of utility and telecommunications companies; up to 20% of this portion may be invested in convertible debentures rated below investment grade. We invest up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments. We also invest up to 20% of the Fund's total assets in emerging market equity securities.

We concentrate the Fund's investments in the utility and telecommunications sectors, and because we retain flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

Principal Investment Risks

Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Convertible Securities Risk. Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security. In the event of a liquidation of the issuing company, holders of convertible securities would generally be paid only after holders of any senior debt obligations.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Currency Hedging Risk. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

High Yield Securities Risk. High yield securities, i.e. "junk bonds" are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and may be more volatile than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Non-Diversification Risk. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Utility and Telecommunications Sectors Risk. The Utility and Telecommunications Fund concentrates its investments in the utility and telecommunications sectors and therefore may be susceptible to financial, economic or market events impacting those sectors.

Value Style Investment Risk. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Adviser
Wells Fargo Funds Management, LLC
Investment Sub-adviser	Portfolio Manager, Title/Managed Since
Crow Point Partners, LLC	Timothy O'Brien, CFA, Portfolio Manager/2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page __ of the Prospectus.

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Buying Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Class A and Class C: $1,000
Class B shares are generally
closed to new investment.

Minimum Additional
Investment
All Classes: $100
See How to Buy Shares
beginning on page ___ of the
Prospectus

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston,MA 02266-8266 Internet: www.wellsfargo.com/ advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone, wire or in person on any business day. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

Key Fund Information

This Prospectus contains information about the Fund within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

  what the Fund is trying to achieve;

  how we intend to invest your money; and

  what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of each Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

Principal Risk Factors

This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

Health Care Fund

INVESTMENT ADVISER Wells Fargo Funds Management, LLC
INVESTMENT SUB-ADVISER Wells Capital Management Incorporated
PORTFOLIO MANAGER Robert Junkin, CPA
FUND INCEPTION: July 16, 2010 CLASS A Ticker: EHABX Fund Number: 55 CLASS B Ticker: EHCBX Fund Number: 355 CLASS C Ticker: EHCCX Fund Number: 955

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  we invest at least 80% of the Fund's net assets in equity securities of healthcare companies; and

  we invest up to 50% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments; and

  we invest up to 15% of the Fund's total assets in emerging market equity securities.

Principal Investment Strategies

We invest principally in equity securities of healthcare companies across all market capitalizations. We define healthcare companies as those that develop, produce or distribute products or services related to the healthcare, life sciences, or medical industries and that we determine derive a substantial portion, i.e., more than 50%, of their sales from products and services in these industries.

We concentrate the Fund's investments in the healthcare sector, and because we retain flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Our process focuses on a disciplined, bottom-up, fundamental investment approach to stock selection across a broad range of global healthcare and healthcare related industries. Companies we invest in include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and healthcare information and service providers. Our emphasis is on long-term growth opportunities combined with intrinsic value analysis. Stock selection combines fundamental research and financial analysis to assess all candidates and we identify catalysts to unlock value and/or drive future growth. Intrinsic valuation price targets are established for each holding and stocks are sold when they reach our targets or when fundamentals deteriorate.
The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Emerging Markets Risk Foreign Investment Risk Growth Style Investment Risk Healthcare Sector Risk Issuer Risk	Liquidity Risk Management Risk Market Risk Non-Diversification Risk Regulatory Risk Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Precious Metals Fund

INVESTMENT ADVISER Wells Fargo Funds Management, LLC
INVESTMENT SUB-ADVISER Wells Capital Management Incorporated
PORTFOLIO MANAGER Michael Bradshaw, CFA
FUND INCEPTION: July 16, 2010 CLASS A Ticker: EKWAX Fund Number: 654 CLASS B Ticker: EKWBX Fund Number: 4407 CLASS C Ticker: EKWCX Fund Number: 954

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in investments related to precious metals; and

  any amount of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments; and

  up to 40% of the Fund's total assets in emerging market equity securities; and

  up to 25% of Fund's total assets, at the time of purchase, in debt securities linked to precious metals and common or preferred stocks of subsidiaries of the Fund that invest directly or indirectly in precious metals and minerals.

Principal Investment Strategies

We invest principally in investments related to precious metals across all market capitalizations. We define precious metals companies as those that are engaged in, or which receive at least 50% of their revenues from the exploration, development, mining, processing, or dealing in gold or other precious metals and minerals, including, but not limited to, silver, platinum, and diamonds. The Fund may invest in foreign securities, which are typically denominated in non-U.S. currencies, and may also invest in U.S. securities. Primary emphasis is placed on precious metals related companies.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may also hedge the portfolio's foreign currency exposure by purchasing or selling foreign currency futures and foreign currency forward contracts.

We concentrate the Fund's investments in the precious metals sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

The Fund's investment process takes a disciplined approach to risk management through top-down macroeconomic analysis and bottom-up stock selection. Among the macroeconomic influences considered include: geopolitical risks, the relative strength of the U.S. dollar, jewelry demand, inflation expectations, the seasonality of gold, investment demand and relative valuation levels for the precious metals universe. From a bottom-up perspective, management looks for high quality companies that are positioned to improve their relative value over time. We continually review the investments of the portfolio. Among the factors which may influence the reduction of a position are: the achievement of a valuation target, the deterioration in the underlying fundamentals of the business, or the identification of more attractive investment opportunity.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Currency Hedging Risk Derivatives Risk Debt Securities Risk Emerging Markets Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Non-Diversification Risk Precious Metals Sector Risk Regulatory Risk Smaller Company Securities Risk Subsidiary Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Utility and Telecommunications Fund

INVESTMENT ADVISER Wells Fargo Funds Management, LLC
INVESTMENT SUB-ADVISER Crow Point Partners, LLC
PORTFOLIO MANAGER Timothy O'Brien, CFA
FUND INCEPTION: July 16, 2010 CLASS A Ticker: EVUAX Fund Number: 667 CLASS B Ticker: EVUBX Fund Number: 867 CLASS C Ticker: EVUCX Fund Number: 967

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in common, preferred and convertible preferred stocks and investment grade bonds or convertible debentures of utility (water, gas, electric) and telecommunications companies; and

  up to 35% of the Fund's total assets in convertible debentures of utility and telecommunications companies; up to 20% of this portion may be invested in convertible debentures rated below investment grade; and

  up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments; and

  up to 20% of the Fund's total assets in emerging market equity securities.

Principal Investment Strategies

We invest principally in securities of utility and telecommunication companies across all market capitalizations.

We concentrate the Fund's investments in the utility and telecommunications sectors, and because we retain flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

As a hedging strategy, the Fund may buy or write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may actively trade portfolio securities.

We consider a number of factors when selecting utility and telecommunications company stocks such as a history of high dividends and profits; the size of the company's market and market share; competitive or technological advantages that may help the company in the future; potential merger activity; and the projected volatility of the company or industry. Our stock selection is based on a blended style of equity management that allows us to invest in both value- and growth-oriented equity securities. "Value" securities are securities which we believe are currently undervalued in the marketplace exhibiting, for example, low price to earnings and low price to cash flow multiples. "Growth" securities are securities of companies which we believe have potential earnings ranging from steady to accelerated growth.

We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Active Trading Risk
Convertible Securities Risk
Counter-Party Risk
Currency Hedging Risk
Derivatives Risk
Debt Securities Risk
Emerging Markets Risk
Foreign Investment Risk
Growth Style Investment Risk
High Yield Securities Risk

Issuer Risk
Leverage Risk
Liquidity Risk
Management Risk
Market Risk
Non-Diversification Risk
Regulatory Risk
Smaller Company Securities Risk
Utility and Telecommunications Sectors Risk
Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Active Trading Risk
Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Convertible Securities Risk
 Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security. In the event of a liquidation of the issuing company, holders of convertible securities would generally be paid only after holders of any senior debt obligations.

Counter-Party Risk
 When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Currency Hedging Risk
 An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange. To manage currency exposure, a Fund may purchase currency futures or enter into forward currency contracts to "lock in" the U.S. dollar price of the security. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future price set at the time of the contract. Similar to a forward currency contract, currency futures contracts are standardized for the convenience of market participants and quoted on an exchange. To reduce the risk of one party to the contract defaulting, the accrued profit or loss from a futures contract is calculated and paid on a daily basis rather than on the maturity of the contract.

Derivatives Risk
 The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Debt Securities Risk
 Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as assetbacked securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

Emerging Markets Risk
Emerging markets securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to certain economic changes. For example, emerging market countries are more often dependent on international trade and are therefore often vulnerable to recessions in other countries. Emerging markets may be under-capitalized and have less developed legal and financial systems than markets in the developed world. Additionally, emerging markets may have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk
 Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

Growth Style Investment Risk
 Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

Healthcare Sector Risk
 The Health Care Fund concentrates its investments in the healthcare sector and therefore may be more susceptible to financial, economic or market events impacting the healthcare sector. In particular, the Fund may be affected by worldwide scientific or technological developments related to healthcare companies. Healthcare products may rapidly become obsolete and are also often dependent on the developer's ability to receive patents from regulatory agencies and then to enforce them in the market. A healthcare company's valuation can often be based largely on the potential or actual performance of a limited number of products. A healthcare company's valuation can also be greatly affected if one of its products proves unsafe, ineffective or unprofitable. Many healthcare companies are subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in healthcare companies include the risk that the economic prospects, and the share prices, of such companies generally can fluctuate dramatically due to changes in the regulatory or competitive environments.

High Yield Securities Risk
 High yield securities (sometimes referred to as "junk bonds") are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and their values may be more volatile than higher-rated securities of similar maturity. The value of these securities can be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these securities may be less liquid and more difficult to value than higher-rated securities.

Issuer Risk
 The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

Leverage Risk
 Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk
A security may not be sold at the time desired or without adversely affecting the price.

Management Risk
 We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets. The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously.

Non-Diversification Risk
 Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or that spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio. (A "diversified" investment company is required by the 1940 Act, generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer).

Precious Metals Sector Risk
 The Precious Metals Fund concentrates its investments in securities related to precious metals and therefore may be more susceptible to financial, economic or market events impacting the precious metals sector. In particular, the precious metals sector is subject to fluctuation in the prices of gold and other precious metals due to monetary and political developments such as economic cycles, the devaluation of currency, changes in inflation or expectations about inflation in various countries, interest rates, metal sales by governments or other entities, government regulation, and resource availability and demand. Since much of the world's gold and precious metals are mined in South Africa, which is considered to be an emerging markets country, the economic and political situations in that country can affect the price of gold and precious metals located elsewhere.

Regulatory Risk
 Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk
Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Subsidiary Risk
 The Wells Fargo Advantage Precious Metals Fund has a subsidiary that may invest directly in precious metals or minerals. The value of the Fund's investment in its subsidiary may be adversely impacted by the risks associated with delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations of precious metals or minerals as well as by custody and transaction costs associated with a subsidiary's investment in precious metals or minerals.

Utility and Telecommunications Sectors Risk. The Utility and Telecommunications Fund concentrates its investments in the utility and telecommunications sectors and therefore may be susceptible to financial, economic or market events impacting those sectors. In particular, investments in the utility and telecommunications sectors include unique risks such as decreases in the demand for utility company products and services, increased competition resulting from deregulation, and rising energy costs, among others. These developments also could cause utility companies to reduce the dividends they pay on their stock, potentially decreasing the dividends you receive from the Fund. Telecommunications companies and products, like technology companies and products generally, are highly dependent on innovation and expansion of existing technologies, such as internet communications and the ability to access the internet through mobile devices, as well as intense pricing competition and industry consolidation. Investments in companies in energy-related industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations (including possible imposition of a windfall profit tax or similar tax). The Fund's investment performance will be more significantly affected by factors affecting utility, energy, and telecommunications companies than would be a fund investing more broadly. In addition, utility and telecommunications companies typically borrow heavily to support continuing operations. Increases in interest rates could increase borrowing costs, which could adversely impact an issuer's financial results and stock price, and ultimately the value of, and total return on, the Fund's shares.

Value Style Investment Risk
Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

Organization and Management of the Funds

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

The Investment Adviser

Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds's [annual] [semi-annual] report for the fiscal period ended ________.

For a Fund's most recent fiscal year end, the advisory fee paid to Funds Management was as follows:

Advisory Fees Paid
Fund Name	As a % of average daily net assets
Health Care Fund	__%
Precious Metals Fund	__%
Utility and Telecommunications Fund	__%

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator, principal underwriter, and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

The following sub-advisers and portfolio managers perform day-to-day investment management activities for the Funds. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Health Care Fund and the Precious Metals Fund. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of these Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Robert Junkin, CPA Health Care Fund

Mr. Junkin is Managing Director and Senior Portfolio Manager on the Small/Mid Growth Equity team with Wells Capital's Equity Management group. He has been with Wells Capital or its predecessor since 2007. Previously, he served as a Vice President and Portfolio Manager with MFC Global Investment Management where he was responsible for the John Hancock Health Sciences Fund (2005 to 2007) and as a co-manager for the Large Cap Equity Portfolio (2003-2007). Additionally, he served as a Vice President and Portfolio Manager with Pioneer Investments on large and mid cap growth funds (1997-2002). He spent several years as a Senior Research Analyst with ABN Amro and Mabon Securities covering the Medical Technology and Health Services industries. He also has direct industry experience with biotechnology firm Elan Pharma based in Cambridge, MA, where he served as a Finance Manager from 1991-1992. He began his career at Price Waterhouse in 1988. Mr. Junkin has been working in the investment industry since 1992. He received a BA in Economics from the University of Pennsylvania (1986) and an MS in Accounting from Northeastern University (1988). He received his Certified Public Accountant license from the State of New York (1989).

Michael Bradshaw, CFA Precious Metals Fund

Mr. Bradshaw is a Director and Senior Equity Analyst with Wells Capital's International Developed Markets team. His responsibilities include focusing primarily on metals and international equities. Michael has been with Wells Capital or its predecessor since 2006. Previously, he served as a Vice President and Senior Analyst with Pioneer Investment Management (1997-2006), where his duties included research coverage of the materials sector and managing Pioneer Gold Fund (1997 and 1998) and as a Research Associate with CIBC Wood Gundy Securities Inc. (1995-1997), where he covered gold mining. Prior to joining the investment industry, he worked for six years as a geologist, which included exploration and governmental research projects. Mr. Bradshaw has been working in the investment management field since 1995. He received a BS in Geology from The University of Western Ontario (1985) and a MBA in Finance from The University of Toronto (1993). He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute. He is a member of the Boston Securities Analysts Society and the Toronto Society of Financial Analysts.

Crow Point Partners, LLC (Crow Point), is the investment sub-adviser to the Utility and Telecommunications Fund. As sub-adviser, Crow Point manages the Fund's investments on a day-to-day basis. Crow Point is an investment management company formed in 2006, located at 10 The New Driftway, Scituate, Massachusetts 02066.

Timothy O'Brien, CFA Utility and Telecommunications Fund

Mr. O'Brien is a Managing Partner of Crow Point Partners LLC, an investment management firm and the sub-adviser for three Wells Capital mutual funds. Prior to forming Crow Point in 2006, he was a Managing Director and Senior Portfolio Manager with the Value Equity team of Evergreen Investments' Equity Management group. Previously, he managed the Gabelli Utilities Fund for Gabelli Asset Management Inc. (1999-2002). Additionally, he served as a Portfolio Manager and Analyst for Eaton Vance Management (1994-1999), an Equity Analyst with Loomis Sayles Co. (1986-1994), and as an Equity Analyst for PNC Bank Corp. (1983-1986). Mr. O'Brien has been in the investment management industry since 1983. He received a BBA from the University of Massachusetts (Cum Laude - 1976) and a MBA in finance from Wharton School (1983). He has been awarded the Chartered Financial Analyst (CFA) designation by the CFA Institute. He also served as the Program Chairperson for the former Public Utility Analysts of Boston.

Dormant Multi-Manager Arrangement

The Board has adopted a "multi-manager" arrangement for the Funds. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

A Choice of Share Classes

After choosing a Fund, your next most important choice will be which share class to buy. The table below summarizes the features of the classes of shares available through this Prospectus. Not all Funds offer all three share classes. The Funds no longer offer Class B shares, except in connection with the reinvestment of any distributions and exchanges of Class B shares for Class B shares of other Wells Fargo Advantage Funds permitted by our exchange policy (see "How to Exchange Shares" later in this Prospectus). Specific Fund charges may vary, so you should review each Fund's fee table as well as the sales charge schedules that follow. Finally, you should review the "Reductions and Waivers of Sales Charges" section of the Prospectus before making your decision as to which share class to buy.

	Class A	Class B1	Class C
Initial Sales Charge	5.75%	None. Your entire investment goes to work immediately.	None. Your entire investment goes to work immediately.
Contingent deferred sales charge (CDSC)	None (except that a charge of 1% applies to certain redemptions made within eighteen months, following purchases of $1 million or more without an initial sales charge).	5% and declines until it reaches 0% at the beginning of the 7th year.	1% if shares are sold within one year after purchase.
Ongoing distribution (12b-1) fees	None.	0.75%	0.75%
Purchase maximum	None.Volume reductions given upon providing adequate proof of eligibility.	$100,000	$1,000,000
Annual Expenses	Lower ongoing expenses than Classes B and C.	Higher ongoing expenses than Class A because of higher 12b-1 fees.	Higher ongoing expenses than Class A because of higher 12b-1 fees.
Conversion feature	Not applicable.	Yes. Converts to Class A shares after a certain number of years depending on the Fund, so annual expenses decrease.	No. Does not convert to Class A shares, so annual expenses do not decrease.

1

Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges and in connection with the closing of a reorganization. For Class B shares currently outstanding and Class B shares acquired upon reinvestment of dividends, all Class B share attributes, including associated CDSC schedules, conversion features, any applicable CDSC waivers, and distribution plan and shareholder services plan fees,will continue in effect.

Information regarding the Funds' sales charges, breakpoints, and waivers is available free of charge on our Web site at www.wellsfargo.com/advantagefunds. You may wish to discuss this choice with your financial consultant.

Class A Shares Sales Charge Schedule

If you choose to buy Class A shares, you will pay the public offering price (POP) which is the net asset value (NAV) plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.

Class A Shares Sales Charge Schedule
Amount of Purchase	Front-end Sales Charge As % of Public Offering Price	Front-end Sales Charge As % of Net Amount Invested
Less than $50,000	5.75%	6.10%
$50,000 - $99,999	4.75%	4.99%
$100,000 - $249,999	3.75%	3.90%
$250,000 - $499,999	2.75%	2.83%
$500,000 - $999,999	2.00%	2.04%
$1,000,000 and over[1]	0.00%	0.00%

1

We will assess a 1.00% CDSC on Class A share purchases of $1,000,000 or more if they are redeemed within eighteen months from the date of purchase, unless the dealer of record waived its commission.Certain exceptions apply (see "CDSC Waivers"). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

Class B Shares CDSC Schedules

Class B shares are closed to new investors and additional investments from existing shareholders, except that existing shareholders of Class B shares may reinvest any distributions into Class B shares and exchange their Class B shares for Class B shares of other Wells Fargo Advantage Funds (as permitted by our exchange policy) and except specified persons may acquire Class B shares of a Fund in connection with the closing of a reorganization. No new or subsequent investments, including through automatic investment plans, will be allowed in Class B shares of the Funds, except through a distribution reinvestment or permitted exchange or in connection with the closing of a reorganization. For Class B shares currently outstanding and Class B shares acquired upon reinvestment of dividends, all Class B shares attributes, including associated CDSC schedules, conversion features, any applicable CDSC waivers, and distribution plan and shareholder services plan fees, will continue in effect. Existing shareholders of Class B shares who redeem their shares within six years of the purchase date may pay a CDSC based on how long such shareholders have held their shares. Certain exceptions apply (see "CDSC Waivers"). The CDSC schedules are as follows:

Class B Shares CDSC Schedule for the Funds
Redemption Within	1 Year	2 Years	3 Years	4 Years	5 Years	6 Years	7 Years	8 Years
CDSC	5.00%	4.00%	3.00%	3.00%	2.00%	1.00%	0.00%	A shares

To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). After shares are held for six years the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.

If you exchange Class B shares received in a reorganization for Class B shares of another Fund, you will retain the CDSC schedules of your exchanged shares. Additional shares purchased will age at the currently effective higher CDSC schedule first shown above.

Class C Shares Sales Charges

If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. At the time of purchase, the Fund's distributor pays sales commissions of up to 1.00% of the purchase price to selling agents and up to 1.00% annually thereafter. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares, and therefore continue to pay higher ongoing expenses.

Reductions and Waivers of Sales Charges

Generally, we offer more sales charge reductions or waivers for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions or waivers when you are deciding which share class to buy. Consult the Statement of Additional Information for further details regarding reductions and waivers of sales charges.

Class A Shares Sales Charge Reductions and Waivers
 You can pay a lower or no sales charge for the following types of purchases. If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction or waiver and to provide appropriate proof of eligibility.

  You pay no sales charges on Fund shares you buy with reinvested distributions.

  You pay a lower sales charge if you are investing an amount over a breakpoint level. See"Class A Shares Sales Charge Schedule"above.

  You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares of the same Fund within 120 days of the date of the redemption. (Please note, you will still be charged any applicable CDSC on Class B shares you redeem.)

  By signing a Letter of Intent (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. Reinvested dividends and capital gains do not count as purchases made during this period.We will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

  Rights of Accumulation (ROA) allow you to combine Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned (excluding Wells Fargo Advantage money market fund shares, unless you notify us that you previously paid a sales load on these assets) in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A orWealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned and adding the dollar amount of your current purchase.

How a Letter of Intent Can Save You Money!
If you plan to invest, for example, $100,000 in a Wells Fargo Advantage Fund in installments over the next year, by signing a letter of intent you would pay only 3.75% sales load on the entire purchase. Otherwise, you might pay 5.75% on the first $49,999, then 4.75% on the next $50,000!

Accounts That Can Be Aggregated
 You may aggregate the following types of accounts indicated below to qualify for a volume discount:

Can this type of account be aggregated?	Yes	No
Individual accounts	X
Joint accounts	X
UGMA/UTMA accounts	X
Trust account over which the shareholder has individual or shared authority	X
Solely owned business accounts	X
Retirement Plans
Traditional and Roth IRAs	X
SEP IRAs	X
SIMPLE IRAs that use the Wells Fargo Advantage Funds prototype agreement		X
SIMPLE IRAs that do not use the Wells Fargo Advantage Funds prototype agreement	X
403(b) Plan accounts[1]	X
401(k) Plan accounts		X
Other Accounts
529 Plan accounts[2]		X
Accounts held through other brokerage firms		X

1	Effective January 1, 2009, Wells Fargo Advantage Funds will no longer offer new or accept purchases in existing 403(b) accounts utilizing the Wells Fargo Advantage Funds prototype agreement.
2

These accounts may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When plan assets in Fund Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo Advantage money market fund shares) reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.

Based on the above chart, if you believe that you own Fund shares in one or more accounts that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase specifically identify those shares to your selling agent or shareholder servicing agent. For an account to qualify for a volume discount, it must be registered in the name of, or held for the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21. Class A shares purchased at NAV will not be aggregated with other Fund shares for purposes of receiving a volume discount.

Class A Shares Sales Charge Waivers for Certain Parties
We reserve the right to enter into agreements that reduce or waive sales charges for groups or classes of shareholders. If you own Fund shares as part of another account or package such as an IRA or a sweep account, you should read the materials for that account. Those terms may supercede the terms and conditions discussed here. If you fall into any of the following categories, you can buy Class A shares at NAV:

  Current and retired employees, directors/trustees and officers of: 1) Wells Fargo Advantage Funds (including any predecessor funds); 2) Wells Fargo & Company and its affiliates; and 3) family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

  Current employees of: 1) the Fund's transfer agent; 2) broker-dealers who act as selling agents; 3) family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above; and 4) each Fund's sub-adviser, but only for the Fund(s) for which such sub-adviser provides investment advisory services.

  Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund's distributor that allows for load-waived Class A purchases.

  Investment companies exchanging shares or selling assets pursuant to a reorganization, merger, acquisition, or exchange offer to which the Fund is a party.

  Section 529 college savings plan accounts.

  Insurance company separate accounts.

  Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM), subject to review and approval by Funds Management.

  Investors who held Advisor Class shares of a Wells Fargo Advantage Fund at the close of business on June 20, 2008 (the "Eligibility Time"), so long as the following conditions are met: 1) any purchases at NAV are limited to Class A shares of the same Fund in which the investor held Advisor Class shares at the Eligibility Time; 2) share purchases are made in the same account through which the investor held Advisor Class shares at the Eligibility Time; 3) the owner of the account remains the same as the account owner at the Eligibility Time; and 4) following the Eligibility Time, the account maintains a positive account balance at some time during a period of at least six months in length.

Investors who held Advisor Class shares at the Eligibility Time are also eligible to exchange their Class A shares for Class A shares of another Wells Fargo Advantage Fund without imposition of any Class A sales charges and would be eligible to make additional purchases of Class A shares of such other Fund at NAV in the account holding the shares received in exchange.

The eligibility of such investors that hold Fund shares through an account maintained by a financial institution is also subject to the following additional limitation. In the event that such an investor's relationship with and/or the services such investor receives from the financial institution subsequently changes, such investor shall thereafter no longer be eligible to purchase Class A shares at NAV. Please consult with your financial representative for further details.

  Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution.

  Investors who purchase shares that are to be included in certain retirement, benefit, pension, trust or investment "wrap accounts"or through an omnibus account maintained with a Fund by a broker-dealer.

CDSC Waivers

  You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

  We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory (withdrawals generally made after age 70½ according to Internal Revenue Service (IRS) guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

  We waive the CDSC for redemptions made in the event of the last surviving shareholder's death or for a disability suffered after purchasing shares. ("Disabled" is defined in Internal Revenue Code Section 72(m)(7).)

  We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger or effect a Fund liquidation.

  We waive the Class C shares CDSC if the dealer of record waived its commission.

  We waive the Class C shares CDSC where a Fund did not pay a sales commission at the time of purchase.

We also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supercede the terms and conditions discussed here. Contact your selling agent for further information.

Compensation to Dealers and Shareholders Servicing Agents

Distribution Plan
 Each Fund has adopted a Distribution Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act for the Class B and Class C shares. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services or other activities including ongoing compensation to selling agents. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the 12b-1 Plan. Fees paid under the 12b-1 Plan by Class B shares that are closed to new investors and additional investments (except in connection with reinvestment of any distributions and permitted exchanges) primarily cover past sales and distribution services, as well as ongoing services to shareholders. The fees paid under this 12b-1 Plan are as follows:

Fund	Class B	Class C
Health Care Fund	0.75%	0.75%
Precious Metals Fund	0.75%	0.75%
Utility and Telecommunications Fund	0.75%	0.75%

These fees are paid out of each Fund's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Shareholder Servicing Plan
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn,may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmationsof transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above.The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

Pricing of Fund Shares

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET).To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if,among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security.We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

How to Open an Account

You can open a Wells Fargo Advantage Funds account through any of the following means:

  directly with the Fund. Complete a Wells Fargo Advantage Funds application, which youmay obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

  through a brokerage account with an approved selling agent; or

  through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

How to Buy Shares

This section explains how you can buy shares directly from Wells Fargo Advantage Funds. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts IRAs, IRA rollovers, Roth IRAs UGMA/UTMA accounts Employer Sponsored Retirement Plans	$1,000 $250 $50 no minimum	$100 $100 $50 no minimum
Buying Shares	Opening an Account	Adding to an Account
By Internet

A new account may not be opened by
Internet unless you have another Wells
Fargo Advantage Fund account with your
bank information on file. If you do not
currently have an account, refer to the
section on buying shares by mail or wire.

  To buy additional shares or buy shares of a new Fund, visit www.wellsfargo.com/ advantagefunds.

  Subsequent online purchases have a minimum of $100 and a maximum of $100,000.You may be eligible for an exception to this maximum.Please call Investor Services at 1-800-222-8222 for more information.

By Mail

  Complete and sign your account application.

  Mail the application with your check made payable to the Fund to Investor Services at:

Regular Mail
Wells Fargo Advantage Funds
P.O. Box 8266
Boston,MA 02266-8266

Overnight Only
Wells Fargo Advantage Funds
c/o Boston Financial Data Services
30 Dan Road
Canton,MA 02021-2809

  Enclose a voided check (for checking accounts) or a deposit slip (savings accounts). Alternatively, include a note with your name, the Fund name, and your account number.

  Mail the deposit slip or note with your check made payable to the Fund to the address on the left.

By Telephone

A new account may not be opened by
telephone unless you have another Wells
Fargo Advantage Fund account with your
bank information on file. If you do not
currently have an account, refer to the
section on buying shares by mail
or wire.

To buy additional shares or to buy shares of a new Fund call: Investor Services at 1-800-222-8222 or 1-800-368-7550 for the automated phone system.
By Wire

  Complete, sign and mail your account application (refer to the section on buying shares by mail)

  Provide the following instructions to your financial institution:

State Street Bank & Trust
Boston, MA
Bank Routing Number:ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Advantage Funds
                  (Name of Fund, Account
                  Number and any applicable
                  share class)
                  Account Name: Provide your
                  name as registered on the
                  Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

General Notes for Buying Shares

  Proper Form. If the transfer agent receives your application in proper order before the close of the NYSE, your transactions will be priced at that day's NAV. If your application is received after the close of trading on the NYSE, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request.You are eligible to earn distributions beginning on the business day after the transfer agent receives your application in proper form.

  U.S. Dollars Only. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks.

  Insufficient Funds. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid.

  No Fund Named. When all or a portion of a payment is received for investment without a clear Fund designation,we may direct the undesignated portion or the entire amount, as applicable, into theWells Fargo Advantage Money Market Fund.We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

  Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

  Minimum Initial and Subsequent Investment Waivers. We allow a reduced minimum initial investment of $50 if you sign up for at least a $50 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart,we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan.We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

How to Sell Shares

The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

Selling Shares	To Sell Some or All of Your Shares
By Telephone/ Electronic Funds Transfer (EFT)

  To speak with an investor services representative call 1-800-222-8222 or use the automated phone system 1-800-368-7550.

  Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

  Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

  Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire	To arrange for a Federal Funds wire, call 1-800-222-8222. Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

General Notes For Selling Shares

  Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares. Requests received before the cutoff time are processed on the same business day.

  CDSC Fees. Your redemption proceeds are net of any applicable CDSC fees.

  Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check,by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds.Although generally we pay redemption requests in cash,we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case,we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder.The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

  Telephone/Internet Redemptions. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example,we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet.We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine.Your call may be recorded.

  Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

  Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan.There may be special requirements that supercede the directions in this Prospectus.

  Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party.You can get a Medallion guarantee at a financial institution such as a bank or brokerage house.We do not accept notarized signatures.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

  In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts), with the following exceptions: 1) Class A shares of non-money market funds may also be exchanged for Service Class shares of any money market fund; and 2) Class C shares of non-money market funds may be exchanged for Class A shares of the Wells Fargo Advantage Money Market Fund. Such exchanged shares may only be re-exchanged for Class C shares of non-money market funds. Effective July 1, 2010, Class C shares of non-money market funds may be exchanged for Class C shares of the Wells Fargo Advantage Money Market Fund and Class C shares of non-money market funds may no longer be exchanged for Class A shares of a Wells Fargo Advantage Money Market Fund.

  An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

  You should carefully read the prospectus for theWells Fargo Advantage Fund into which you wish to exchange.

  Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

  If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

  Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

  Class B and Class C share exchanges will not trigger the CDSC.The new shares will continue to age according to their original schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.
Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.
The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide,among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be"blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption.This policy does not apply to:

  Money market funds;

  Ultra-short funds;

  Purchases of shares through dividend reinvestments;

  Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

  Rebalancing transactions within certain asset allocation or"wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

  Transactions initiated by a registered"fund of funds"or Section 529 Plan into an underlying fund investment;

  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

  Purchases below $5,000 (including purchases that are part of an exchange transaction).

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.
A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.
Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management's analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plans and registered funds of funds.

Account Policies

Automatic Plans
 These plans help you conveniently purchase and/or redeem shares each month.Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date,we will process the transaction on or about the 25th day of the month.Call Investor Services at 1-800-222-8222 for more information.

  Automatic Investment Plan —With this plan, you can regularly purchase shares of aWells Fargo Advantage Fund with money automatically transferred from a linked bank account.

  Automatic Exchange Plan —With this plan, you can regularly exchange shares of aWells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the"How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100.This feature may not be available for certain types of accounts.

    must have a Fund account valued at $10,000 or more;

    must request a minimum redemption of $100;

    must have your distributions reinvested; and

    may not simultaneously participate in the Automatic Investment Plan.

  Payroll Direct Deposit —With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice. It generally takes about ten business days to establish a plan once we have received your instructions.

It generally takes about five business days to change or cancel participation in a plan.We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

  Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

  Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above.You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly.Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions.Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Funds' Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Funds' Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity.Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and ourWeb site,we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address.Corporate, trust and other entity accounts require additional documentation.This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity,we reserve the right to redeem your account at the current day's NAV.You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Funds generally make distributions of any net investment income monthly and any realized net capital gains at least annually. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

  Automatic Reinvestment Option—Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

  Check Payment Option—Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

  Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

  Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning.You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced,maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

Additional Performance Information

This section contains additional information regarding performance of a Fund. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section entitled "Share Class Performance" provides history for specified share classes of certain Funds.

Index Descriptions
 The Fund has not yet commenced operations and so does not yet have performance history. Once it does, the Fund will compare its returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

S&P 500® Index

The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value-weighted index with each stock's weight in the Index proportionate to its market value. Standard & Poor's, S&P, S&P 500 Index, Standard & Poor's 500 and 500 are trademarks of McGraw Hill, Inc. and have been licensed for use by the Wells Fargo Advantage Asset Allocation Fund.The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation or warranty regarding the advisability of investing in the Fund.

S&P 1500 Supercomposite Healthcare Sector Index

The S&P 1500 Supercomposite Healthcare Sector Index is an unmanaged capitalization-weighted index tracking the performance of health care stocks within the S&P 500, S&P MidCap 400 Index and S&P 600 Index. S&P indices are unmanaged and track the performance of publicly-traded U.S. stocks. They are often used to indicate the performance of specific market capitalizations and or the overall U.S. stock market.

FTSE Gold Mines Index	FTSE Gold Mines Index is an unmanaged, open-ended index designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold.
S&P Utilities Index	The S&P Utilities Index is a market value-weighted index, measuring the performance of all stocks within the Utility Sector of the S&P 500 Index.

Share Class Performance
 The performance history of share classes of certain Funds is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

  Health Care Fund - Class A, Class B and Class C Shares. Performance shown for Class A, Class B and Class C shares reflects the performance of Class A, Class B and Class C shares, respectively, of Evergreen Health Care Fund, the accounting and performance survivor in a merger with the Health Care Fund.

  Precious Metals Fund - Class A, Class B and Class C Shares. Performance shown for Class A, Class B and Class C shares reflects the performance of Class A, Class B and Class C shares, respectively, of Evergreen the Precious Metals Fund, the accounting and performance survivor in a merger with Precious Metals Fund.

  Utility and Telecommunications Fund - Class A, Class B and Class C Shares. Performance shown for Class A, Class B and Class C shares reflects the performance of Class A, Class B and Class C shares, respectively, of Evergreen Utility and Telecommunications Fund, the accounting and performance survivor in a merger with the Utility and Telecommunications Fund.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

Financial Highlights

The following tables are intended to help you understand each Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. On July 19, 2010, the Health Care Fund acquired the assets of Evergreen Health Care Fund, the Precious Metals Fund acquired the assets of Evergreen Precious Metals Fund, and the Utility and Telecommunications Fund acquired the assets of Evergreen Utility and Telecommunications Fund (collectively, the "Acquired Funds"). The Acquired Funds were the accounting and performance survivor of those respective transactions. The financial highlights for the periods prior to July 19, 2010 are those of the Acquired Funds. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, a copy of which is available upon request.

[table(s) to come]

FOR MORE INFORMATION
More information on a Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period. The Report of Independent Registered Public Accounting Firm and each Fund's audited financial statements included in each Fund's most recent audited annual report are incorporated by reference into this Prospectus.

To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us:
By telephone: Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778
By e-mail: wfaf@wellsfargo.com
By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
On the Internet: www.wellsfargo.com/advantagefunds
From the SEC: Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100"F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

_______ / P______ 07-10
ICA Reg. No. 811-09253

© 2010 Wells Fargo Funds Management, LLC. All rights reserved.

WellsFargo
Advantage Funds® - Specialty Funds
Prospectus July 19, 2010
Precious Metals Fund - EKWYX Utility and Telecommunications Fund - EVUYX Institutional Class

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

Wells Fargo Advantage Funds - Specialty Funds

Precious Metals Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in investments related to precious metals. We define precious metals companies as those that are engaged in, or which receive at least 50% of their revenues from the exploration, development, mining, processing, or dealing in gold or other precious metals and minerals, including, but not limited to, silver, platinum, and diamonds. We may invest any amount of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments. We invest up to 40% of the Fund's total assets in emerging market equity securities. The Fund may invest in foreign securities, which are typically denominated in non-U.S. currencies, and may also invest in U.S. securities. We also invest up to 25% of Fund's total assets, at the time of purchase, in debt securities linked to precious metals and common or preferred stocks of subsidiaries of the Fund that invest directly or indirectly in precious metals and minerals. Primary emphasis is placed on precious metals related companies. The portfolio consists of holdings across all market capitalizations.

We concentrate the Fund's investments in the precious metals sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Currency Hedging Risk. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Non-Diversification Risk. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.

Precious Metals Sector Risk. The Precious Metals Fund concentrates its investments in securities related to precious metals and therefore may be more susceptible to financial, economic or market events impacting the precious metals sector.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Subsidiary Risk. The Wells Fargo Advantage Precious Metals Fund has a subsidiary that may invest directly in precious metals or minerals. The value of the Fund's investment in its subsidiary may be adversely impacted by the risks associated with delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations of precious metals or minerals as well as by custody and transaction costs associated with a subsidiary's investment in precious metals or minerals.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Adviser
Wells Fargo Funds Management, LLC
Investment Sub-adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	Michael Bradshaw, CFA, Portfolio Manager/2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page __ of the Prospectus.

Utility and Telecommunications Fund Summary

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in common, preferred and convertible preferred stocks and investment grade bonds or convertible debentures of utility (water, gas, electric) and telecommunications companies. We invest principally in securities of utility and telecommunication companies across all market capitalizations. We invest up to 35% of the Fund's total assets in convertible debentures of utility and telecommunications companies; up to 20% of this portion may be invested in convertible debentures rated below investment grade. We invest up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments. We also invest up to 20% of the Fund's total assets in emerging market equity securities.

We concentrate the Fund's investments in the utility and telecommunications sectors, and because we retain flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

Principal Investment Risks

Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Convertible Securities Risk. Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security. In the event of a liquidation of the issuing company, holders of convertible securities would generally be paid only after holders of any senior debt obligations.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Currency Hedging Risk. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

High Yield Securities Risk. High yield securities, i.e. "junk bonds" are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and may be more volatile than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Non-Diversification Risk. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Utility and Telecommunications Sectors Risk. The Utility and Telecommunications Fund concentrates its investments in the utility and telecommunications sectors and therefore may be susceptible to financial, economic or market events impacting those sectors.

Value Style Investment Risk. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Adviser
Wells Fargo Funds Management, LLC
Investment Sub-adviser	Portfolio Manager, Title/Managed Since
Crow Point Partners, LLC	Timothy O'Brien, CFA, Portfolio Manager/2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page __ of the Prospectus.

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Opening an Account
Institutions which currently have another account with
Wells Fargo Advantage Funds may open an account by
phone or internet. If the institution does not have an
account, contact your investment representative.

For More Information
See How to Buy Shares beginning on page XX of the
Prospectus

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston,MA 02266-8266 Internet: www.wellsfargo.com/ advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

In general, you can buy or sell shares of the Fund by mail, internet, phone, wire or in person on any business day. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

Key Fund Information

This Prospectus contains information about the Fund within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

  what the Fund is trying to achieve;

  how we intend to invest your money; and

  what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of each Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

Principal Risk Factors

This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

Precious Metals Fund

INVESTMENT ADVISER Wells Fargo Funds Management, LLC
INVESTMENT SUB-ADVISER Wells Capital Management Incorporated
PORTFOLIO MANAGER Michael Bradshaw, CFA
FUND INCEPTION: July 16, 2010 INSTITUTIONAL CLASS Ticker: EKWYX Fund Number: 154

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in investments related to precious metals; and

  any amount of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments; and

  up to 40% of the Fund's total assets in emerging market equity securities; and

  up to 25% of Fund's total assets, at the time of purchase, in debt securities linked to precious metals and common or preferred stocks of subsidiaries of the Fund that invest directly or indirectly in precious metals and minerals.

Principal Investment Strategies

We invest principally in investments related to precious metals across all market capitalizations. We define precious metals companies as those that are engaged in, or which receive at least 50% of their revenues from the exploration, development, mining, processing, or dealing in gold or other precious metals and minerals, including, but not limited to, silver, platinum, and diamonds. The Fund may invest in foreign securities, which are typically denominated in non-U.S. currencies, and may also invest in U.S. securities. Primary emphasis is placed on precious metals related companies.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may also hedge the portfolio's foreign currency exposure by purchasing or selling foreign currency futures and foreign currency forward contracts.

We concentrate the Fund's investments in the precious metals sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

The Fund's investment process takes a disciplined approach to risk management through top-down macroeconomic analysis and bottom-up stock selection. Among the macroeconomic influences considered include: geopolitical risks, the relative strength of the U.S. dollar, jewelry demand, inflation expectations, the seasonality of gold, investment demand and relative valuation levels for the precious metals universe. From a bottom-up perspective, management looks for high quality companies that are positioned to improve their relative value over time. We continually review the investments of the portfolio. Among the factors which may influence the reduction of a position are: the achievement of a valuation target, the deterioration in the underlying fundamentals of the business, or the identification of more attractive investment opportunity.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Currency Hedging Risk Derivatives Risk Debt Securities Risk Emerging Markets Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Non-Diversification Risk Precious Metals Sector Risk Regulatory Risk Smaller Company Securities Risk Subsidiary Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Utility and Telecommunications Fund

INVESTMENT ADVISER Wells Fargo Funds Management, LLC
INVESTMENT SUB-ADVISER Crow Point Partners, LLC
PORTFOLIO MANAGER Timothy O'Brien, CFA
FUND INCEPTION: July 16, 2010 CLASS A Ticker: EVUYX Fund Number: 767

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in common, preferred and convertible preferred stocks and investment grade bonds or convertible debentures of utility (water, gas, electric) and telecommunications companies; and

  up to 35% of the Fund's total assets in convertible debentures of utility and telecommunications companies; up to 20% of this portion may be invested in convertible debentures rated below investment grade; and

  up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments; and

  up to 20% of the Fund's total assets in emerging market equity securities.

Principal Investment Strategies

We invest principally in securities of utility and telecommunication companies across all market capitalizations.

We concentrate the Fund's investments in the utility and telecommunications sectors, and because we retain flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

As a hedging strategy, the Fund may buy or write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may actively trade portfolio securities.

We consider a number of factors when selecting utility and telecommunications company stocks such as a history of high dividends and profits; the size of the company's market and market share; competitive or technological advantages that may help the company in the future; potential merger activity; and the projected volatility of the company or industry. Our stock selection is based on a blended style of equity management that allows us to invest in both value- and growth-oriented equity securities. "Value" securities are securities which we believe are currently undervalued in the marketplace exhibiting, for example, low price to earnings and low price to cash flow multiples. "Growth" securities are securities of companies which we believe have potential earnings ranging from steady to accelerated growth.

We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Active Trading Risk
Convertible Securities Risk
Counter-Party Risk
Currency Hedging Risk
Derivatives Risk
Debt Securities Risk
Emerging Markets Risk
Foreign Investment Risk
Growth Style Investment Risk
High Yield Securities Risk

Issuer Risk
Leverage Risk
Liquidity Risk
Management Risk
Market Risk
Non-Diversification Risk
Regulatory Risk
Smaller Company Securities Risk
Utility and Telecommunications Sectors Risk
Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Active Trading Risk
Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Convertible Securities Risk
 Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security. In the event of a liquidation of the issuing company, holders of convertible securities would generally be paid only after holders of any senior debt obligations.

Counter-Party Risk
 When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Currency Hedging Risk
 An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange. To manage currency exposure, a Fund may purchase currency futures or enter into forward currency contracts to "lock in" the U.S. dollar price of the security. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future price set at the time of the contract. Similar to a forward currency contract, currency futures contracts are standardized for the convenience of market participants and quoted on an exchange. To reduce the risk of one party to the contract defaulting, the accrued profit or loss from a futures contract is calculated and paid on a daily basis rather than on the maturity of the contract.

Derivatives Risk
 The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Debt Securities Risk
 Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as assetbacked securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

Emerging Markets Risk
Emerging markets securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to certain economic changes. For example, emerging market countries are more often dependent on international trade and are therefore often vulnerable to recessions in other countries. Emerging markets may be under-capitalized and have less developed legal and financial systems than markets in the developed world. Additionally, emerging markets may have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk
 Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

Growth Style Investment Risk
 Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

High Yield Securities Risk
 High yield securities (sometimes referred to as "junk bonds") are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and their values may be more volatile than higher-rated securities of similar maturity. The value of these securities can be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these securities may be less liquid and more difficult to value than higher-rated securities.

Issuer Risk
 The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

Leverage Risk
 Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk
A security may not be sold at the time desired or without adversely affecting the price.

Management Risk
 We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets. The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously.

Non-Diversification Risk
 Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or that spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio. (A "diversified" investment company is required by the 1940 Act, generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer).

Precious Metals Sector Risk
 The Precious Metals Fund concentrates its investments in securities related to precious metals and therefore may be more susceptible to financial, economic or market events impacting the precious metals sector. In particular, the precious metals sector is subject to fluctuation in the prices of gold and other precious metals due to monetary and political developments such as economic cycles, the devaluation of currency, changes in inflation or expectations about inflation in various countries, interest rates, metal sales by governments or other entities, government regulation, and resource availability and demand. Since much of the world's gold and precious metals are mined in South Africa, which is considered to be an emerging markets country, the economic and political situations in that country can affect the price of gold and precious metals located elsewhere.

Regulatory Risk
 Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk
Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Subsidiary Risk
 The Wells Fargo Advantage Precious Metals Fund has a subsidiary that may invest directly in precious metals or minerals. The value of the Fund's investment in its subsidiary may be adversely impacted by the risks associated with delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations of precious metals or minerals as well as by custody and transaction costs associated with a subsidiary's investment in precious metals or minerals.

Utility and Telecommunications Sectors Risk. The Utility and Telecommunications Fund concentrates its investments in the utility and telecommunications sectors and therefore may be susceptible to financial, economic or market events impacting those sectors. In particular, investments in the utility and telecommunications sectors include unique risks such as decreases in the demand for utility company products and services, increased competition resulting from deregulation, and rising energy costs, among others. These developments also could cause utility companies to reduce the dividends they pay on their stock, potentially decreasing the dividends you receive from the Fund. Telecommunications companies and products, like technology companies and products generally, are highly dependent on innovation and expansion of existing technologies, such as internet communications and the ability to access the internet through mobile devices, as well as intense pricing competition and industry consolidation. Investments in companies in energy-related industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations (including possible imposition of a windfall profit tax or similar tax). The Fund's investment performance will be more significantly affected by factors affecting utility, energy, and telecommunications companies than would be a fund investing more broadly. In addition, utility and telecommunications companies typically borrow heavily to support continuing operations. Increases in interest rates could increase borrowing costs, which could adversely impact an issuer's financial results and stock price, and ultimately the value of, and total return on, the Fund's shares.

Value Style Investment Risk
Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

Organization and Management of the Funds

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

The Investment Adviser

Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds's [annual] [semi-annual] report for the fiscal period ended ________.

For a Fund's most recent fiscal year end, the advisory fee paid to Funds Management was as follows:

Advisory Fees Paid
Fund Name	As a % of average daily net assets
Precious Metals Fund	__%
Utility and Telecommunications Fund	__%

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator, principal underwriter, and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

The following sub-advisers and portfolio managers perform day-to-day investment management activities for the Funds. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Precious Metals Fund. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Fund. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Michael Bradshaw, CFA Precious Metals Fund

Mr. Bradshaw is a Director and Senior Equity Analyst with Wells Capital's International Developed Markets team. His responsibilities include focusing primarily on metals and international equities. Michael has been with Wells Capital or its predecessor since 2006. Previously, he served as a Vice President and Senior Analyst with Pioneer Investment Management (1997-2006), where his duties included research coverage of the materials sector and managing Pioneer Gold Fund (1997 and 1998) and as a Research Associate with CIBC Wood Gundy Securities Inc. (1995-1997), where he covered gold mining. Prior to joining the investment industry, he worked for six years as a geologist, which included exploration and governmental research projects. Mr. Bradshaw has been working in the investment management field since 1995. He received a BS in Geology from The University of Western Ontario (1985) and a MBA in Finance from The University of Toronto (1993). He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute. He is a member of the Boston Securities Analysts Society and the Toronto Society of Financial Analysts.

Crow Point Partners, LLC (Crow Point), is the investment sub-adviser to the Utility and Telecommunications Fund. As sub-adviser, Crow Point manages the Fund's investments on a day-to-day basis. Crow Point is an investment management company formed in 2006, located at 10 The New Driftway, Scituate, Massachusetts 02066.

Timothy O'Brien, CFA Utility and Telecommunications Fund

Mr. O'Brien is a Managing Partner of Crow Point Partners LLC, an investment management firm and the sub-adviser for three Wells Capital mutual funds. Prior to forming Crow Point in 2006, he was a Managing Director and Senior Portfolio Manager with the Value Equity team of Evergreen Investments' Equity Management group. Previously, he managed the Gabelli Utilities Fund for Gabelli Asset Management Inc. (1999-2002). Additionally, he served as a Portfolio Manager and Analyst for Eaton Vance Management (1994-1999), an Equity Analyst with Loomis Sayles Co. (1986-1994), and as an Equity Analyst for PNC Bank Corp. (1983-1986). Mr. O'Brien has been in the investment management industry since 1983. He received a BBA from the University of Massachusetts (Cum Laude - 1976) and a MBA in finance from Wharton School (1983). He has been awarded the Chartered Financial Analyst (CFA) designation by the CFA Institute. He also served as the Program Chairperson for the former Public Utility Analysts of Boston.

Dormant Multi-Manager Arrangement

The Board has adopted a "multi-manager" arrangement for the Funds. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

Compensation to Dealers and Shareholders Servicing Agents

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmationsof transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above.The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

Pricing of Fund Shares

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET).To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if,among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security.We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

How to Buy Shares

Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

  Employee benefit plan programs that have at least $100 million in plan assets;

  Broker-dealer managed account or wrap programs that charge an asset-based fee and have program assets of at least $100 million;

  Registered investment adviser mutual fund wrap programs that charge an asset-based fee and have program assets of at least $100 million;

  Internal Revenue Code Section 529 college savings plan accounts;

  Fund of Funds including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM);

  Investment Management and Trust Departments ofWells Fargo purchasing shares on behalf of their clients;

  Institutions who invest a minimum initial amount of $5 million in a Fund; and

  Under certain circumstances and for certain groups as detailed in the Funds' Statement of Additional Information.

Institutions Purchasing Shares Directly	Opening an Account	Adding to an Account
By Telephone or Internet

A new account may not be opened by
telephone or internet unless the institution
has anotherWells Fargo Advantage Fund
account. If the institution does not currently
have an account, contact your investment
representative.

To buy additional shares or to buy
shares in a new Fund:

  Call Investor Services at 1-800-222-8222 or

  Call 1-800-368-7550 for the automated phone system or

  visit ourWeb site at www.wellsfargo.com/ advantagefunds

By Wire

  Complete and sign the Institutional Class account application

  Call Investor Services at 1-800-222-8222 for faxing instructions

  Use the following wiring instructions: State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account: 9905-437-1 Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number) Account Name: Provide your name as registered on the Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

Special Considerations When Investing Through Financial Intermediaries:
 If a financial intermediary purchases Institutional Class shares on your behalf, you should understand the following:

  Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

  Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Institutional Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers'beneficial ownership of the shares.

  Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

  Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

  U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

  Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

  Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

How to Sell Shares

Institutional Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

  To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

  Redemptions processed by EFT to a linkedWells Fargo Bank account occur same day forWells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

  Transfers made to aWells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

  Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

  To arrange for a Federal Funds wire, call 1-800-222-8222.

  Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

  Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

General Notes for Selling Shares

  Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

  Earnings Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

  Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

  Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case,we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

  Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

  In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

  An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

  You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

  Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

  If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

  Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide,among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be"blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption.This policy does not apply to:

  Money market funds;

  Ultra-short funds;

  Purchases of shares through dividend reinvestments;

  Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

  Rebalancing transactions within certain asset allocation or"wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

  Transactions initiated by a registered"fund of funds"or Section 529 Plan into an underlying fund investment;

  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

  Purchases below $5,000 (including purchases that are part of an exchange transaction).

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity.As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management's analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plans and registered funds of funds.

Account Policies

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

  Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

  Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above.You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly.Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions.Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Funds' Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Funds'Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity.Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and ourWeb site,we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address.Corporate, trust and other entity accounts require additional documentation.This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity,we reserve the right to redeem your account at the current day's NAV.You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Funds generally make distributions of any net investment income monthly and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning.You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced,maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

Additional Performance Information

This section contains additional information regarding performance of a Fund. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section entitled "Share Class Performance" provides history for specified share classes of certain Funds.

Index Descriptions
 The Fund has not yet commenced operations and so does not yet have performance history. Once it does, the Fund will compare its returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

S&P 500® Index

The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value-weighted index with each stock's weight in the Index proportionate to its market value. Standard & Poor's, S&P, S&P 500 Index, Standard & Poor's 500 and 500 are trademarks of McGraw Hill, Inc. and have been licensed for use by the Wells Fargo Advantage Asset Allocation Fund.The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation or warranty regarding the advisability of investing in the Fund.

FTSE Gold Mines Index	FTSE Gold Mines Index is an unmanaged, open-ended index designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold.
S&P Utilities Index	The S&P Utilities Index is a market value-weighted index, measuring the performance of all stocks within the Utility Sector of the S&P 500 Index.

Share Class Performance
 The performance history of share classes of certain Funds is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

  Precious Metals Fund - Institutional Class Shares. Performance shown for Institutional Class shares reflects the performance of Class I shares of Evergreen Precious Metals Fund, the accounting and performance survivor in a merger with the Precious Metals Fund.

  Utility and Telecommunications Fund - Institutional Class Shares. Performance shown for Institutional Class shares reflects the performance of Class I shares of Evergreen Utility and Telecommunications Fund, the accounting and performance survivor in a merger with the Utility and Telecommunications Fund.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

Financial Highlights

The following tables are intended to help you understand each Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. On July 19, 2010, the Precious Metals Fund acquired the assets of Evergreen Precious Metals Fund, and the Utility and Telecommunications Fund acquired the assets of Evergreen Utility and Telecommunications Fund (collectively, the "Acquired Funds"). The Acquired Funds were the accounting and performance survivor of those respective transactions. The financial highlights for the periods prior to July 19, 2010 are those of the Acquired Funds. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, a copy of which is available upon request.

[table(s) to come]

FOR MORE INFORMATION
More information on a Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period. The Report of Independent Registered Public Accounting Firm and each Fund's audited financial statements included in each Fund's most recent audited annual report are incorporated by reference into this Prospectus.

To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us:
By telephone: Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778
By e-mail: wfaf@wellsfargo.com
By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
On the Internet: www.wellsfargo.com/advantagefunds
From the SEC: Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100"F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

_______ / P______ 07-10
ICA Reg. No. 811-09253

© 2010 Wells Fargo Funds Management, LLC. All rights reserved.

WellsFargo
Advantage Funds® - Specialty Funds
Prospectus July 19, 2010
Health Care Fund - EHCYX Administrator Class

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

Wells Fargo Advantage Funds - Equity Gateway Funds

Health Care Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

[table(s) to come]

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

[table(s) to come]

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over"its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's assets in equity securities of healthcare companies. We invest up to 50% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments. We also invest up to 15% of the Fund's total assets in emerging market equity securities.

We invest principally in equity securities of healthcare companies across all market capitalizations. We define healthcare companies as those that develop, produce or distribute products or services related to the healthcare, life sciences, or medical industries and that we determine derive a substantial portion, i.e., more than 50%, of their sales from products and services in these industries.

We concentrate the Fund's investments in the healthcare sector, and because we retain flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Healthcare Sector Risk. The Health Care Fund concentrates its investments in the healthcare sector and therefore may be more susceptible to financial, economic or market events impacting the healthcare sector.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Non-Diversification Risk. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

Fund Management

Investment Advisor
Wells Fargo Funds Management, LLC
Investment Sub-adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	Robert Junkin, CPA, Portfolio Manager/2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page __ of the Prospectus.

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Opening an Account
Institutions which currently have another account with
Wells Fargo Advantage Funds may open an account by
phone or internet. If the institution does not have an
account, contact your investment representative.

For More Information
See How to Buy Shares beginning on page XX of the
Prospectus

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston,MA 02266-8266 Internet: www.wellsfargo.com/ advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

Key Fund Information

This Prospectus contains information about the Fund within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of the Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

  what the Fund is trying to achieve; and

  how we intend to invest your money.

This section also provides a summary of the Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

Principal Risk Factors

This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

Health Care Fund

INVESTMENT ADVISER Wells Fargo Funds Management, LLC
INVESTMENT SUB-ADVISER Wells Capital Management Incorporated
PORTFOLIO MANAGER Robert Junkin, CPA
FUND INCEPTION: July 16, 2010 ADMINISTRATOR CLASS Ticker: EHCYX Fund Number: 155

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investments

Under normal circumstances, we invest:

  we invest at least 80% of the Fund's net assets in equity securities of healthcare companies; and

  we invest up to 50% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments; and

  we invest up to 15% of the Fund's total assets in emerging market equity securities.

Principal Investment Strategies

We invest principally in equity securities of healthcare companies across all market capitalizations. We define healthcare companies as those that develop, produce or distribute products or services related to the healthcare, life sciences, or medical industries and that we determine derive a substantial portion, i.e., more than 50%, of their sales from products and services in these industries.

We concentrate the Fund's investments in the healthcare sector, and because we retain flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Our process focuses on a disciplined, bottom-up, fundamental investment approach to stock selection across a broad range of global healthcare and healthcare related industries. Companies we invest in include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and healthcare information and service providers. Our emphasis is on long-term growth opportunities combined with intrinsic value analysis. Stock selection combines fundamental research and financial analysis to assess all candidates and we identify catalysts to unlock value and/or drive future growth. Intrinsic valuation price targets are established for each holding and stocks are sold when they reach our targets or when fundamentals deteriorate.
The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Emerging Markets Risk Foreign Investment Risk Growth Style Investment Risk Healthcare Sector Risk Issuer Risk	Liquidity Risk Management Risk Market Risk Non-Diversification Risk Regulatory Risk Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Counter-Party Risk
 When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Derivatives Risk
 The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Emerging Markets Risk
Emerging markets securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to certain economic changes. For example, emerging market countries are more often dependent on international trade and are therefore often vulnerable to recessions in other countries. Emerging markets may be under-capitalized and have less developed legal and financial systems than markets in the developed world. Additionally, emerging markets may have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk
 Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

Growth Style Investment Risk
 Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

Healthcare Sector Risk
 The Health Care Fund concentrates its investments in the healthcare sector and therefore may be more susceptible to financial, economic or market events impacting the healthcare sector. In particular, the Fund may be affected by worldwide scientific or technological developments related to healthcare companies. Healthcare products may rapidly become obsolete and are also often dependent on the developer's ability to receive patents from regulatory agencies and then to enforce them in the market. A healthcare company's valuation can often be based largely on the potential or actual performance of a limited number of products. A healthcare company's valuation can also be greatly affected if one of its products proves unsafe, ineffective or unprofitable. Many healthcare companies are subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in healthcare companies include the risk that the economic prospects, and the share prices, of such companies generally can fluctuate dramatically due to changes in the regulatory or competitive environments.

Issuer Risk
 The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

Liquidity Risk
A security may not be sold at the time desired or without adversely affecting the price.

Management Risk
 We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets. The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously.

Non-Diversification Risk
 Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or that spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio. (A "diversified" investment company is required by the 1940 Act, generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer).

Regulatory Risk
 Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk
Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

Organization and Management of the Funds

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

The Investment Adviser

Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Fund. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Fund and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund. For providing these services, Funds Management is entitled to receive fees as described in the Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for the Fund is available in the Funds's [annual] [semi-annual] report for the fiscal period ended ________.

For the Fund's most recent fiscal year end, the advisory fee paid to Funds Management was as follows:

Advisory Fees Paid
Fund Name	As a % of average daily net assets
Health Care Fund	__%

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator, principal underwriter, and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

The Sub-Adviser and Portfolio Manager
 The following sub-adviser and portfolio manager perform day-to-day investment management activities for the Fund. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Fund. The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund.

Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Fund. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Fund. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Robert Junkin, CPA Health Care Fund

Mr. Junkin is Managing Director and Senior Portfolio Manager on the Small/Mid Growth Equity team with Wells Capital's Equity Management group. He has been with Wells Capital or its predecessor since 2007. Previously, he served as a Vice President and Portfolio Manager with MFC Global Investment Management where he was responsible for the John Hancock Health Sciences Fund (2005 to 2007) and as a co-manager for the Large Cap Equity Portfolio (2003-2007). Additionally, he served as a Vice President and Portfolio Manager with Pioneer Investments on large and mid cap growth funds (1997-2002). He spent several years as a Senior Research Analyst with ABN Amro and Mabon Securities covering the Medical Technology and Health Services industries. He also has direct industry experience with biotechnology firm Elan Pharma based in Cambridge, MA, where he served as a Finance Manager from 1991-1992. He began his career at Price Waterhouse in 1988. Mr. Junkin has been working in the investment industry since 1992. He received a BA in Economics from the University of Pennsylvania (1986) and an MS in Accounting from Northeastern University (1988). He received his Certified Public Accountant license from the State of New York (1989).

Dormant Multi-Manager Arrangement

The Board has adopted a "multi-manager" arrangement for the Fund. Under this arrangement, the Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

Compensation to Dealers and Shareholders Servicing Agents

Shareholder Servicing Plan
The Fund has a shareholder servicing plan. Under this plan, the Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmationsof transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above.The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

Pricing of Fund Shares

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET).To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if,among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security.We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

How to Buy Shares

Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

  Employee benefit plan programs that have at least $10 million in plan assets;

  Broker-dealer managed account or wrap programs that charge an asset-based fee;

  Registered investment adviser mutual fund wrap programs that charge an asset-based fee;

  Internal Revenue Code Section 529 college savings plan accounts;

  Fund of Funds including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM);

  Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

  Institutions who invest a minimum initial amount of $1 million in a Fund; and

  Under certain circumstances and for certain groups as detailed in the Funds' Statement of Additional Information.

Institutions Purchasing Shares Directly	Opening an Account	Adding to an Account
By Telephone or Internet

A new account may not be opened by
telephone or internet unless the institution
has anotherWells Fargo Advantage Fund
account. If the institution does not currently
have an account, contact your investment
representative.

To buy additional shares or to buy
shares in a new Fund:

  Call Investor Services at 1-800-222-8222 or

  Call 1-800-368-7550 for the automated phone system or

  visit ourWeb site at www.wellsfargo.com/ advantagefunds

By Wire

  Complete and sign the Institutional Class account application

  Call Investor Services at 1-800-222-8222 for faxing instructions

  Use the following wiring instructions: State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account: 9905-437-1 Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number) Account Name: Provide your name as registered on the Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

Special Considerations When Investing Through Financial Intermediaries:
 If a financial intermediary purchases Administrator Class shares on your behalf, you should understand the following:

  Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

  Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Administrator Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers'beneficial ownership of the shares.

  Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

  Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

  U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

  Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

  Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

How to Sell Shares

Administrator Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

  To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

  Redemptions processed by EFT to a linkedWells Fargo Bank account occur same day forWells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

  Transfers made to aWells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

  Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

  To arrange for a Federal Funds wire, call 1-800-222-8222.

  Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

  Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

General Notes for Selling Shares

  Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

  Earnings Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

  Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

  Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case,we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

  Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

  In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

  An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

  You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

  Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

  If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

  Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

The Fund reserves the right to reject any purchase or exchange order for any reason. The Fund is not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

The Fund actively discourages and takes steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Fund's policies and procedures, which provide,among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Fund takes steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be"blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

  Money market funds;

  Ultra-short funds;

  Purchases of shares through dividend reinvestments;

  Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

  Rebalancing transactions within certain asset allocation or"wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

  Transactions initiated by a registered"fund of funds"or Section 529 Plan into an underlying fund investment;

  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

  Purchases below $5,000 (including purchases that are part of an exchange transaction).

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity.As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management's analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plans and registered funds of funds.

Account Policies

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

  Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

  Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above.You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly.Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions.Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Funds' Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Funds'Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity.Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and ourWeb site,we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address.Corporate, trust and other entity accounts require additional documentation.This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity,we reserve the right to redeem your account at the current day's NAV.You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Fund generally makes distributions of any net investment income and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning.You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced,maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

Additional Performance Information

This section contains additional information regarding performance of a Fund. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section entitled "Share Class Performance" provides history for specified share classes of certain Funds.

Index Descriptions
 The Fund has not yet commenced operations and so does not yet have performance history. Once it does, the Fund will compare its returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

S&P 500® Index

The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value-weighted index with each stock's weight in the Index proportionate to its market value. Standard & Poor's, S&P, S&P 500 Index, Standard & Poor's 500 and 500 are trademarks of McGraw Hill, Inc. and have been licensed for use by the Wells Fargo Advantage Asset Allocation Fund.The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation or warranty regarding the advisability of investing in the Fund.

S&P 1500 Supercomposite Healthcare Sector Index

The S&P 1500 Supercomposite Healthcare Sector Index is an unmanaged capitalization-weighted index tracking the performance of health care stocks within the S&P 500, S&P MidCap 400 Index and S&P 600 Index. S&P indices are unmanaged and track the performance of publicly-traded U.S. stocks. They are often used to indicate the performance of specific market capitalizations and or the overall U.S. stock market.

Share Class Performance
 The performance history of share classes of the Fund is included below due to events such as a share class's commencement of operations, the Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of the Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

  Health Care Fund - Administrator Class Shares. Performance shown for Administrator Class shares reflects the performance of Class I shares of Evergreen Health Care Fund, the accounting and performance survivor in a merger with the Health Care Fund.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. The Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. On July 19, 2010, the Health Care Fund acquired the assets of Evergreen Health Care Fund (the "Evergreen Fund"). The Evergreen Fund was the accounting and performance survivor of the transaction. The financial highlights for the periods prior to July 19, 2010 are those of the Evergreen Fund. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). The information, along with the report of an independent registered public accounting firm and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

[table(s) to come]

FOR MORE INFORMATION
More information on a Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period. The Report of Independent Registered Public Accounting Firm and each Fund's audited financial statements included in each Fund's most recent audited annual report are incorporated by reference into this Prospectus.

To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us:
By telephone: Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778
By e-mail: wfaf@wellsfargo.com
By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
On the Internet: www.wellsfargo.com/advantagefunds
From the SEC: Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
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NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

_______ / P______ 07-10
ICA Reg. No. 811-09253

© 2010 Wells Fargo Funds Management, LLC. All rights reserved.

Statement of Additional Information
July 19, 2010

Wells Fargo Funds Trust
Class A, Class B, Class C, Administrator Class and Institutional Class Telephone: 1-800-222-8222
Wells Fargo Advantage Health Care Fund
Wells Fargo Advantage Precious Metals Fund
Wells Fargo Advantage Utility & Telecommunications Fund

Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about three series of the Trust in the Wells Fargo Advantage family of funds - the above referenced Funds (each, a "Fund" and collectively, the "Funds"). The Funds are considered non-diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Funds offer certain classes of shares as indicated in the chart below. This SAI relates to all such classes of shares.

Fund	Classes A, B, C	Administrator Class	Institutional Class
Health Care Fund	Class A - EHABX Class B - EHCBX Class C - EHCCX	EHCYX
Precious Metals Fund	Class A - EKWAX Class B - EKWBX Class C - EKWCX		EKWYX
Utility and Telecommunications Fund	Class A - EVUAX Class B - EVUBX Class C - EVUCX		EVUYX

This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectuses (the "Prospectuses") dated July 19, 2010. On July 19, 2010, the Health Care Fund acquired the assets of Evergreen Health Care Fund, the Precious Metals Fund acquired the assets of Evergreen Precious Metals Fund and the Utility and Telecommunications Fund acquired acquired the assets of Evergreen Utility and Telecommunications Fund (collectively, the "Evergreen Acquired Funds"). Certain information may be incorporated by reference into this document by reference to the Evergreen Acquired Funds' Annual Reports dated as of October 31, 2009. The Prospectuses and Annual Reports may be obtained free of charge by visiting our Web site at www.wellsfargo.com/advantagefunds, calling 1-800-222-8222 or writing to Wells Fargo Advantage Funds®, P.O. Box 8266, Boston, MA 02266-8266.
____/____ (07/10)

License Information about the S&P 500 Index
The Trust (the "Licensee") has entered into a license agreement with S&P authorizing the use of various S&P trademarks and trade names in connection with the marketing and/or promotion of certain of the Funds (collectively referred to, herein, as the "Products").
The Products are not sponsored, endorsed, sold, or promoted by S&P, a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed, and calculated by S&P without regard to the Licensee or the Products. S&P has no obligation to take the needs of the Licensee or the owners of the Products into consideration in determining, composing, or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of this issuance or sale of the Products or in the determination or calculation of the equation by which the Products are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Products.
S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the product, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits).

HISTORICAL FUND INFORMATION

On December 30, 2009, the Board of Trustees of Evergreen Funds ("Evergreen") and on January 11, 2010, the Board of Trustees of the Trust (each, a "Trustee" and collectively, the "Board" or "Trustees") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Evergreen portfolios to certain Funds of the Trust (the "Reorganization"). Prior to July 19, 2010, the effective date of the Reorganization, the Funds held no assets. The Funds were created as part of the Reorganization.

The chart below indicates the predecessor Evergreen funds that are the accounting survivors of the Wells Fargo Advantage Funds listed below.

Wells Fargo Advantage Fund	Predecessor Fund
Health Care Fund	Evergreen Health Care Fund
Precious Metals Fund	Evergreen Precious Metals Fund
Utility and Telecommunications Fund	Evergreen Utility and Telecommunications Fund

The Health Care Fund commenced operations on July 19, 2010, as successor to Evergreen Health Care Fund. The predecessor fund commenced operations on December 22, 1999 as a series of Evergreen Equity Trust.

The Precious Metals Fund commenced operations on July 19, 2010, as successor to Evergreen Precious Metals Fund, a series of Evergreen International Trust. The predecessor Evergreen Precious Metals Fund commenced operations on January 30, 1978. The predecessor Evergreen Precious Metals Fund changed its name from Keystone Precious Metals Holdings on January 9, 1998. On February 27, 1998, the predecessor Evergreen Precious Metals Fund acquired Blanchard Precious Metals Fund, Inc.

The Utility and Telecommunications Fund commenced operations on July 19, 2010, as successor to Evergreen Utility and Telecommunications Fund, a series of Evergreen Equity Trust. The predecessor Evergreen Utility and Telecommunications Fund commenced operations on January 4, 1994 as a series under Evergreen Investment Trust (formerly First Union Funds), Massachusetts business trust, and was later reorganized as a series of Evergreen Equity Trust on December 22, 1997. ON March 10, 2000, the predecessor Utility and Telecommunications Fund acquired Evergreen America's Utility Fund. The predecessor Evergreen Utility and Telecommunications Fund changed its name from Evergreen Utility Fund on January 1, 2001.

Fundamental Investment Policies

Each Fund has adopted the following fundamental investment policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of each Fund.

The Funds may not:

(1) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

(2) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

(3) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(4) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(6) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

Non-Fundamental Investment Policies

Each Fund has adopted the following non-fundamental policies; that is, they may be changed by the Trustees at any time without approval of such Fund's shareholders.

(1) Each Fund may not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's investments in: (i) securities of other investment companies, (ii) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (iii) repurchase agreements, (iv) municipal securities, and does not limit (v) Wells Fargo Advantage Health Care Fund's investments in securities of issuers primarily engaged in any industry within the healthcare sector, (vi) Wells Fargo Advantage Utility and Telecommunications Fund's investments in any industry within the utility and telecommunications sector, or (vii) Wells Fargo Advantage Precious Metals Fund's investments in securities related to mining, processing or dealing in gold or other precious metals. Health Care Fund is required to invest at least 80% of its net assets in equity securities of healthcare companies that develop, produce or distribute products or services related to the healthcare, life sciences or medical industries. Utility and Telecommunications Fund is required to invest at least 80% of its net assets in common, preferred and convertible debentures of utility (water, gas, electric) and telecommunications companies. Precious Metals Fund is required to invest at least 80% of its net assets in investments related to precious metals.

(2) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

(3) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

(4) Each Fund may invest in futures or options contracts consistent with its investment policies and the 1940 Act, including the rules, regulations and interpretations of the Securities and Exchange Commission (the "SEC") thereunder or any exemptive orders obtained thereunder, and consistent with investment in futures or options contracts that would allow the Fund to claim an exclusion from being a "commodity pool operator" as defined by the Commodity Exchange Act.

(5) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

(6) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

(7) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

(8) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(9) Each Fund that is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

Shareholders will receive at least 60 days notice of any change to a Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

General

Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

PERMITTED INVESTMENT ACTIVITIES AND CERTAIN ASSOCIATED RISKS

Set forth below are descriptions of permitted investment activities for the Funds and certain of their associated risks. The activities are organized into various categories. To the extent that an activity overlaps two or more categories, the activity is referenced only once in this section. The Total Return Bond Fund is a gateway feeder fund that invests in a single corresponding master portfolio of Wells Fargo Master Trust ("Master Trust"). References to the activities of a gateway fund should be understood to include references to the investments of the master portfolio in which the gateway fund invests. The Funds are subject to the limitations as described in this section and elsewhere in this SAI and/or the Prospectus(es). Not all of the Funds participate in all of the investment activities described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets. Unless otherwise noted or required by applicable law, the percentage limitations and qualitative investment policies included in this SAI or the Prospectus apply at the time of purchase of a security. To the extent a security type is described in this SAI that is not referenced in its Prospectus(es), a Fund under normal circumstances will not invest more than 15% of its assets in the security type unless otherwise specified.

The Prospectus(es) identify and summarize the types of securities and assets in which the Funds may invest as part of their principal investment strategies, and the principal risks associated with such investments. This SAI identifies and summarizes other types of securities and assets in which the Funds may invest, each of which is subject to the same kinds of risks as are described in the Prospectus(es). Certain additional risks associated with each type of investment are identified and described below.

DEBT SECURITIES

Bank Obligations

Bank obligations include certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund that invests only in debt obligations of domestic issuers. Such risks include possible future political, regulatory or economic developments, the possible imposition of foreign withholding and other taxes (at potentially confiscatory levels) on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different regulatory, accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

Commercial Paper

Commercial paper (including variable amount master demand notes, see "Floating and Variable Rate Obligations" below), refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The Funds may only purchase commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) of issuers that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO"), except that the Funds may purchase unrated commercial paper if, in the opinion of the adviser, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds.

Asset-Backed Commercial Paper. Securities that are issued from commercial paper conduits are called asset-backed commercial paper securities. Credit support for such securities falls into two categories: liquidity protection and protection against ultimate default under the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the securities or underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction, such as by issuing senior and subordinated instruments or through a combination of these approaches. The degree of credit support provided on each issue is based generally on historical information relating to the level of credit risk associated with the payments. Delinquency or loss that exceeds the anticipated amount or a downgrade or loss of credit support could adversely impact the value of or return on an investment in an asset-backed commercial paper security.

Commercial paper is also subject to the risks generally associated with debt securities discussed elsewhere in this SAI and the Prospectus(es).

Convertible Securities

A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest-rate and market movements, a convertible security tends not to be as sensitive to interest rates as a similar fixed-income security, and tends not to be as sensitive to changes in share price as its underlying stock.

Investing in convertible securities is subject to certain risks in addition to those generally associated with debt securities discussed elsewhere in this SAI and the Prospectus(es). Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be or become illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses.

The creditworthiness of the issuer of a convertible security is important because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to conversion or redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued. This feature may require a holder to convert the security into the underlying common stock, even if the value of the underlying common stock has declined substantially. In addition, companies that issue convertible securities frequently are small- and mid-capitalization companies and, accordingly, carry the risks associated with investments in such companies.

While the Funds use the same criteria to evaluate the credit quality of a convertible debt security that they would use for a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Fund's credit evaluation, as well as financial reporting and investment limitation purposes. Preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholders to take action. Preferred stock generally has no maturity date, so its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions on preferred stock generally are taxable as dividend income, rather than interest payments, for federal income tax purposes.

Custodial Receipts for Treasury Securities

These securities are typically represented by participations in trusts that hold U.S. Treasury securities, such as Treasury
 Investors Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"), or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

Floating- and Variable-Rate Obligations

Floating- and variable-rate obligations include obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a referenced lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Such features often include unconditional and irrevocable letters of credit that are issued by a third party, usually a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Letters of credit are designed to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying variable-rate demand obligation should default. Some variable rate obligations feature other credit enhancements, such as standby bond purchase agreements ("SBPAs"). An SBPA can feature a liquidity facility that is designed to provide funding for the purchase price of variable rate obligations that are unable to be successfully remarketed for resale. The liquidity facility provider is obligated solely to advance funds for the purchase of tendered variable rate bonds that fail to be remarketed and does not guarantee the repayment of principal or interest. The liquidity facility provider's obligations under the SBPA are subject to conditions, including the continued creditworthiness of the underlying borrower or issuer, and the facility may terminate upon the occurrence of certain events of default or at the expiration of its term. In addition, a liquidity facility provider may be unable or unwilling to perform its obligations. A Fund may be unable to timely dispose of a variable rate obligation if the underlying issuer defaults and the letter of credit or liquidity facility provider is unable or unwilling to perform its obligations or the facility otherwise terminates and a successor letter of credit or liquidity provider is not immediately obtained. The potential adverse impact to a Fund resulting from the inability of a letter of credit or liquidity facility provider to meet its obligations could be magnified to the extent the provider also furnishes credit support for other variable-rate obligations held by the Fund.

There generally is no established secondary market for certain variable-rate obligations, such as those not supported by letters of credit, SBPAs or other credit support arrangements, because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit, SBPAs or other credit support arrangements, a Fund is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations may not be rated by credit rating agencies and a Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of a Fund, monitors the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate and credit risks and other risks generally associated with debt securities.The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

Letters of Credit

Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations)
 which a Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings banks and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of the Fund, may be used for letter of credit-backed investments.

Loan Participations

A loan participation gives a Fund an undivided proportionate interest in a loan or instrument originated by a bank or other institution. Loan participations may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Loan participations, however, typically do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a loan participation. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the loan participation.

Money Market Instruments

Investments in the following types of high-quality money market instruments are permitted: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at date of purchase "Prime-1" by Moody's or "A-1" by S&P, or, if unrated, of comparable quality as determined by the adviser; and (iv) repurchase agreements. A Fund also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; and (ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

Synthetic Convertible Securities

"Synthetic" convertible securities, are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

U.S. Government Obligations

U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies or U.S. Government-sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securitiesissued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S.Government. The Government National Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (i.e. not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.

In addition to the securities discussed above, a Fund may also purchase debt guaranteed by the Federal Deposit Insurance Corporation (FDIC), an independent agency of the U.S. Government, through the FDIC's Temporary Liquidity Guarantee Program (TLGP). Under the TLGP, the FDIC guarantees newly issued senior unsecured debt issued on or before June 30, 2009 by FDIC-insured depository institutions, U.S. bank holding companies and financial holding companies and certain U.S. savings and loan holding companies (FDIC-backed debt). The expiration date of the FDIC's guarantee is the earlier of the maturity date of the FDIC-backed debt or June 30, 2012. FDIC-backed debt is backed by the full faith and credit of the U.S. Government, but is still subject to interest rate and market risk.

Unrated Investments

A Fund may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Funds. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moody's, Fitch, or S&P may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's, Fitch, and S&P are more fully described in the Appendix to this SAI.

DERIVATIVES

Derivative Securities

Derivative securities are securities that derive their value, at least in part, from the price of another security or asset, or the level of an index, such as the S&P 500 Index, or a rate, such as the London Interbank Offered Rate ("LIBOR"), including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Futures contracts and options are also considered types of derivative securities, and are described more fully under the heading "Futures and Options Contracts" below. Other common types of derivatives include forward foreign currency exchange contracts, forward contracts on securities and securities indices, linked securities and structured products, collateralized mortgage obligations, stripped securities, warrants, swap agreements, and swaptions.

An investment is often made in derivative securities as a "hedge" against fluctuations in the market value of the other securities in a Fund's portfolio due to currency exchange rate fluctuations or other factors in the securities markets, although a Fund may also invest in certain derivative securities for investment purposes only. Other reasons why a Fund may use derivative securities include protecting its unrealized gains reflected in the value of its portfolio of securities, facilitating the sale of such securities for investment purposes, reducing transaction costs, and/or managing the effective maturity or duration of its portfolio.

While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the other investments in a Fund's portfolio does not follow the adviser's expectations. If the adviser's expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of a Fund's investments, but the Fund may also lose money on the derivative security itself. In addition, some derivative securities represent relatively recent innovations in the bond markets. The trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these derivative securities will perform under different economic interest-rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of securities and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or a Fund could be forced to sell a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the adviser will, consistent with a Fund's investment objective, policies, restrictions and quality standards, consider making investments in such new types of derivative securities.

Additional risks of derivative securities include, but are not limited to: the risk of disruption of a Fund's ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts, and market risk (i.e., exposure to adverse price changes).

The adviser uses a variety of internal risk management procedures to ensure that derivatives are closely monitored and that their use is consistent with a particular Fund's investment objective, policies, restrictions and quality standards, and does not expose such Fund to undue risk.

A Fund's use of derivatives also is subject to broadly applicable investment policies. For example, a Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. A Fund also may not use certain derivatives without establishing adequate "cover" in compliance with the SEC rules limiting the use of leverage.

Derivatives, both equity and credit, include options, futures and options on futures, which may be used to hedge a Fund's portfolio, increase returns or maintain exposure to a market without buying individual securities. These investments may pose risks in addition to those associated with investing directly in securities or other investments. Such risks may include illiquidity of the derivative and imperfect correlation of the derivative with underlying investments for which it is being substituted or the Fund's other portfolio holdings. Accordingly, there is the risk that such practices may fail to serve their intended purposes, and may reduce returns or increase volatility. These practices also entail transactional expenses.

Additionally, the use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. A Fund's use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain.

The success of management's derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund's potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies, there is the risk that a Fund may not be able to find a suitable counterparty for the derivative transaction, and therefore may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount and accelerate the timing of taxes payable by shareholders.

Futures and Options Contracts

In General. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date, while an option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts, however, are subject to market risk (i.e., exposure to adverse price changes).

Initially, when purchasing or selling futures contracts, a Fund will be required to deposit with the Fund's custodian in the broker's name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.

Although a Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting aFund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer (i.e., seller) of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by both the writer and the holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account in the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily, and that change would be reflected in the net asset value ("NAV") of the Fund.

A Fund may trade futures contracts and options on futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate cash or high-quality money-market instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

Pursuant to a notice of eligibility claiming exclusion from the definition of Commodity Pool Operator filed with the National Futures Association on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a "commodity pool operator" under the Commodity Exchange Act ("CEA"), and, accordingly, they are not subject to registration or regulation as such under the CEA.

A Fund may engage in futures contracts sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, a Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities they hold.

Another risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in such portfolio (the portfolio securities will not be identical to the debt instruments underlying the futures contracts).

Options Trading. Options on individual securities or options on indices of securities may be purchased or sold. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

A Fund will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount are held in a segregated account by such Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written. A Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.

A Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the adviser is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

Below is a description of some of the types of futures and options in which the Funds may invest.

Stock Index Options. A Fund may purchase and write (i.e., sell) put and call options on stock indices only as a substitute for comparable market positions in the underlying securities. A stock index fluctuates with changes of the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements of the securities in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from purchasing or writing stock index options depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of particular stock. When a Fund writes an option on a stock index, such Funds will place in a segregated account with the Fund's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

Stock Index Futures and Options on Stock Index Futures. A Fund may invest in stock index futures and options on stock index futures only as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

Foreign Currency Futures Contracts. A Fund may invest in foreign currency futures contracts which entail the same risks as other futures contracts as described above, but have the additional risks associated with international investing (see "Foreign Obligations and Securities" below). Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price that will be secured by margin deposits, is regulated by the CFTC and is traded on designated exchanges. A Fund will incur brokerage fees when it purchases and sells futures contracts.

To the extent that a Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a foreign currency futures contract as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a foreign currency futures contract to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These foreign currency futures contracts will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase. The use of foreign currency futures contracts involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of foreign currency futures contracts also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate.

The use of foreign currency futures contracts also exposes a Fund to the general risks of investing in futures contracts, including: the risk of an illiquid market for the foreign currency futures contracts and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its currency risks, and may cause a Fund to lose money on its investments in foreign currency futures contracts.

Interest Rate Futures Contracts and Options on Interest Rate Futures Contracts. A Fund may invest in interest rate futures contracts and options on interest rate futures contracts as a substitute for a comparable market position in the underlying securities. The Fund may also sell options on interest rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or as to the degree of correlation between price movements in the options on interest rate futures and price movements in the Fund's portfolio securities which are the subject of the transaction.

Future Developments. A Fund may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund's investment objective and legally permissible for the Fund.

Swap Agreements and Swaptions
Swap agreements are derivative instruments that can be individually negotiated and structured to address exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, commodity, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors. A Fund also may enter into swaptions, which are options to enter into a swap agreement. In a swaption, in exchange for an option premium, the purchaser of the swaption acquires the right, but not the obligation, to enter into a specified swap agreement with a counterparty on a specified future date. If there is a default by the other party to a swap agreement or swaption, the Fund will have contractual remedies pursuant to the agreements related to the transaction.
The use of swaps and swaptions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swap agreements and swaptions generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap agreement or swaption, in which case a Fund may not receive the net amount of payments that such Fund contractually is entitled to receive.
Interest Rate Swap Agreements. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. The exchange commitment can involve payments to be made in the same currency or in different currencies. A Fund will usually enter into swap agreements on a net basis. In so doing, the two payment streams under the swap agreement are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. If the Fund enters into a swap agreement, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities, an index or another reference asset. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.
In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.
Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund's exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.
Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund's performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield. Additionally, whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the adviser's ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to attempt to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements generally with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller.

Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

The values of equity swaps can be very volatile. To the extent that the adviser does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund's portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund's obligations will be accrued on a daily basis, and the full amount of a Fund's obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Variance, Volatility and Correlation Swap Agreements. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.

EQUITY SECURITIES

The following equity securities may be purchased by a Fund to the extent such purchase is consistent with the Fund's investment objective and strategies.

Initial Public Offerings

Smaller companies may offer initial public offerings which typically have additional risks including more limited product lines, markets and financial resources than larger, more seasoned companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Smaller Company Securities

Investments in smaller capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

Securities owned by a Fund that are traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by a Fund of a portfolio security, to meet redemption requests by other investors or otherwise, may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time.

Investments in smaller, less seasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which a Fund may purchase when they are offered to the public for the first time) may have a limited trading market that can adversely affect their sale by a Fund and can result in such securities being priced lower than otherwise might be the case. If other institutional investors were to engage in trading this type of security, a Fund may be forced to dispose of its holdings in this type of security at prices lower than might otherwise be obtained in the absence of institutional trading in such security.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS

Emerging Market Securities

The Funds consider countries with emerging markets to include the following: (i) countries included in the MSCI Emerging Markets Index; and (ii) countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank). Additionally, the Funds consider the following countries to have emerging markets: Argentina, Brazil, Chile, China, the Czech Republic, Colombia, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Peru, Russia, Singapore, South Africa, Thailand, Taiwan, Turkey, and Venezuela. The Funds consider emerging market securities to be securities: (i) issued by companies with their principal place of business or principal office in an emerging market country; or (ii) issued by companies for which the principal securities trading market is an emerging market country. The adviser may invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.

Equity securities of emerging market issuers may include common stock, preferred stocks (including convertible preferred stocks) and warrants, bonds, notes and debentures convertible into common or preferred stock, equity interests in foreign investment funds or trusts and real estate investment trust ("REIT") securities. The Funds may invest in American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and International Depositary Receipts ("IDRs") of such issuers.

There are special risks involved in investing in emerging-market countries. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid. Most are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries may still have obsolete financial systems, economic problems or archaic legal systems. The currencies of certain emerging market countries, and therefore the value of securities denominated in such currencies, may be more volatile than currencies of developed countries. In addition, many of these nations are experiencing political and social uncertainties.

Furthermore, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. Amounts realized on foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Applicable tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would otherwise be subject.

Foreign Obligations and Securities

The Funds consider equity securities of foreign issuers (or foreign securities) to be equity securities: (1) issued by companies with their principal place of business or principal office, or both, as determined in the adviser's reasonable discretion, in a country, other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. Foreign company stocks may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment by a Fund in any single country, especially a less developed country, would make such Fund's value more sensitive to economic, currency and regulatory changes within that country.

Investments in foreign obligations and securities include high-quality, short-term debt obligations of foreign issuers, including foreign branches of U.S. banks, U.S. branches of foreign banks, and short-term debt obligations of foreign governmental agencies and foreign companies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Amounts realized on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would otherwise be subject.

Foreign securities include, among others, American Depositary Receipts (ADRs) and similar investments, including Canadian Depositary Receipts (CDRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs). ADRs, CDRs, EDRs, GDRs, and IDRs are depositary receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts. These securities may not necessarily be denominated in the samecurrency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

Foreign securities also include securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar.

Because a Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within the Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by a wide range of political and economic factors, including the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention and stability, speculation and other factors also affect exchange rates.

A Fund may engage in foreign currency transactions in order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions. If a fall in exchange rates for a particular currency is anticipated, a Fund may enter into a forward contract to protect against a decrease in the price of securities denominated in a particular currency a Fund intends to purchase. If it is anticipated that exchange rates will rise, a Fund may enter into a forward contract to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These forward contracts will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

Foreign currency transactions, such as forward foreign currency exchange contracts, are contracts for the future delivery of a specified currency at a specified time and at a specified price. These transactions differ from futures contracts in that they are usually conducted on a principal basis instead of through an exchange, and therefore there are no brokerage fees, margin deposits are negotiated between the parties, and the contracts are settled through different procedures. The Adviser considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into foreign currency transactions.

The use of foreign currency transactions involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of foreign currency transactions strategies also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate. The use of foreign currency transactions also exposes a Fund to the general risks of investing in futures contracts, including: the risk of an illiquid market for the foreign currency transactions and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its securities, and may cause a Fund to lose money on its investments in foreign currency transactions. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

Participation Notes

The Funds may purchase participation notes, also known as participation certificates. Participation notes are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by a Fund as an alternative means to access the securities market of a country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. There can be no assurance that the trading price of participation notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. Participation notes are generally traded over-the-counter. Participation notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, the counterparty, and the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. Participation notes involve transaction cost. Participation notes may be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities. Participation notes offer a return linked to a particular underlying equity, debt or currency.

For temporary defensive purposes, the Funds may invest in fixed-income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

OTHER INVESTMENTS AND TECHNIQUES

Borrowing

Money may be borrowed for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Fund maintains a segregated account.

Closed-End Investment Companies

A Fund may invest in the securities of closed-end investment companies that invest primarily in foreign securities. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets.

A Fund will invest in such companies when, in the adviser's judgment, the potential benefits of the investment justify the payment of any applicable premium or sales charge. Other investment companies incur their own fees and expenses.

Illiquid Securities

Securities not registered under the 1933 Act, and other securities subject to legal or other restrictions on resale may be less liquid than other investments and may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. No Fund may invest or hold more than 15% of its net assets in illiquid securities.

Loans of Portfolio Securities

Portfolio securities of a Fund may be loaned pursuant to guidelines approved by the Board to brokers, dealers and financial institutions, provided: (i) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, initially in an amount at least equal to 100% of the value of the loaned securities (which includes any accrued interest or dividends), with the borrower being obligated, under certain circumstances, to post additional collateral on a daily marked-to-market basis, all as described in further detail in the following paragraph; although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all; (ii) the Fund may at any time terminate the loan and request the return of the loaned securities upon sufficient prior notification; (iii) the Fund will receive any interest or distributions paid on the loaned securities; and (iv) the aggregate market value of loaned securities will not at any time exceed the limits established under the 1940 Act.

The following provides additional detail on the requirement described in (i) above. The market value of the collateral delivered in connection with a securities loan must be equal to at least 102% of the market value of any domestic securities loaned or 105% of the market value of any foreign securities loaned. The loaned securities are marked to market on a daily basis, and additional collateral is required to be paid to maintain coverage equal to at least 102% of the market value of domestic securities loaned, and at least 105% of the market value of foreign securities loaned, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. For loans of U.S. Government Securities, the initial collateral required is 102% of the market value of the loaned securities, but additional collateral is required only if the market value of the loaned securities increases such that the collateral coverage (without taking into account any increase or decrease in the value of instruments in which the cash collateral is invested) falls below 100% of the market value of the loaned securities.

For lending its securities, a Fund will earn either a fee payable by the borrower (on loans that are collateralized by U.S. Government securities or a letter of credit) or the income on instruments purchased with cash collateral (after payment of a rebate fee to the borrower and a portion of the investment revenue to the securities lending agent). Cash collateral is invested on behalf of the Funds by the Funds' investment advisor in U.S. dollar-denominated short-term money market instruments that are permissible investments for the Fund and that, at the time of investment, are considered high-quality. Currently, cash collateral generated from securities lending is invested in shares of Wells Fargo Securities Lending Cash Investments, LLC (the "Cash Collateral Fund"). The Cash Collateral Fund is a Delaware limited liability company that is exempt from registration under the 1940 Act. The Cash Collateral Fund is managed by Wells Fargo Funds Management and is sub-advised by Wells Capital Management. The Cash Collateral Fund is required to comply with the credit quality, maturity and other limitations set forth in Rule 2a-7 under the 1940 Act. The Cash Collateral Fund seeks to provide preservation of principal and daily liquidity by investing in high-quality, U.S. dollar-denominated short-term money market instruments. The Cash Collateral Fund may invest in securities with fixed, variable, or floating rates of interest. The Cash Collateral Fund seeks to maintain a stable price per share of $1.00, although there is no guarantee that this will be achieved. Income on shares of the Cash Collateral Fund is reinvested in shares of the Cash Collateral Fund. The investments of the Cash Collateral Fund are valued at amortized cost.

The investments purchased with cash collateral on behalf of each Fund currently include holdings in the securities of certain structured investment vehicles that, although considered high-quality, short-term money market instruments when originally purchased, are now in payment default or are otherwise impaired (the "Illiquid Investments"). The Illiquid Investments are not held in the Cash Collateral Fund, but rather are held in separate accounts on behalf of the respective Funds.

The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned by it, and by an increase or decrease in the value of instruments purchased with cash collateral received by it. Thus, the current net asset value of each Fund reflects the current valuations assigned to both (1) shares of the Cash Collateral Fund held on behalf of such Fund and (ii) interests in Illiquid Securities held on behalf of such Fund. If a Fund elects to discontinue its participation in the securities lending program at a time when the Fund continues to hold an interest in the Illiquid Securities, the securities lending agent will seek to promptly liquidate the Fund's investment in the Cash Collateral Fund, as well the Fund's investments in the Illiquid Securities. In such an event, the securities lending agent may not be able to dispose of the Illiquid Securities at an acceptable price or at all, and in such case may require the Fund to take a distribution of the Illiquid Securities in kind and/or realize a loss on the disposition of the Illiquid Securities.

Loans of securities involve a risk that the borrower may fail to return the securities when due or when recalled by a Fund or may fail to provide additional collateral when required. In either case, a Fund could experience delays in recovering securities or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, loans may be recalled at any time and generally will be recalled if a material event affecting the investment is expected to be presented to a shareholder vote, so that the securities may be voted by the Fund.

Each lending Fund pays a portion of the income (net of rebate fees) or fees earned by it from securities lending to a securities lending agent. Goldman Sachs Bank USA, an unaffiliated third party doing business as Goldman Sachs Agency Lending, currently acts as securities lending agent for the Funds, subject to the overall supervision of the Funds' investment adviser.

Other Investment Companies

A Fund may invest in shares of other open-end and closed-end management investment companies up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the fund's non-fundamental investment policies. Currently, under the 1940 Act, a fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions: (i) 3% of the total voting stock of any one investment company; (ii) 5% of such fund's total assets with respect to any one investment company; and (iii) 10% of such fund's total assets.

Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund. Other investment companies may include exchange-traded funds ("ETFs"), which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track and to the risks of the specific sector or industry tracked by the ETF. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons. Although ETFs that track broad market indexes are typically large and their shares are fairly liquid, ETFs that track more specific indexes tend to be newer and smaller, and all ETFs have limited redemption features. Pursuant to certain exemptive relief granted by the SEC, the Fund's investments in certain ETFs may exceed certain of the limits described above.

Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of other affiliated Funds, including the money market Funds, subject to certain conditions. Investing in affiliated Funds may present certain actual or potential conflicts of interest.

iShares. iShares Trust and iShares, Inc. ("iShares") are registered investment companies that consist of numerous separate series (each, an "iShares Fund"), each of which seeks investment results similar to the performance of a single stock market or of a group of stock markets in a single geographic location. iShares combine characteristics of stocks with those of index funds. Like stocks, iShares are liquid and can be traded in any number of shares; like index funds, they provide diversification and market tracking. iShares trade on the American Stock Exchange, the Chicago Board of Options Exchange and the New York Stock Exchange in the same way as shares of a publicly held company.

Private Placement and Other Restricted Securities

Private placement securities are not registered under the 1933 Act. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. However, private placement and other "restricted" securities typically cannot be resold without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A (a "Rule 144A Security")), and may not be readily marketable.

Private placement and other restricted securities typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Investing in private placement and other restricted securities is subject to certain additional risks. They may be considered illiquid securities as they typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value due to the absence of an active trading market. Delay or difficulty in selling such securities may result in a loss to a Fund. Restricted securities, including Rule 144A Securities, that are "illiquid" are subject to a Fund's policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation: (i) the frequency of trades and quotes for the Rule 144A Security; (ii) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (iii) dealer undertakings to make a market in the Rule 144A Security; and (iv) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer). The adviser will apply a similar process to evaluating the liquidity characteristics of other restricted securities. There can be no assurance that a restricted security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by a Fund.

Repurchase Agreements

Repurchase agreements are agreements wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. Repurchase agreements generally are subject to counterparty risk. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, a Fund's disposition of the underlying securities may be delayed or limited.

A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days, and other illiquid securities. A Fund will only enter into repurchase agreements with broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the Fund's adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

Reverse Repurchase Agreements

A reverse repurchase agreement is an agreement under which a Fund sells a portfolio security and agrees to repurchase it at an agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund's obligation to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. When a Fund makes a short sale, the proceeds it receives are retained by the broker until a Fund replaces the borrowed security. In order to deliver the security to the buyer, a Fund must arrange through a broker to borrow the security and, in so doing, a Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales "against the box" means that a Fund owns the securities, which are placed in a segregated account until the transaction is closed out, or has the right to obtain securities equivalent in kind and amount to the securities sold short. A Fund's ability to enter into short sales transactions is limited by the requirements of the 1940 Act.

Short sales by a Fund that are not made "against the box" are limited to transactions in futures and options. Such transactions create opportunities to increase a Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a Fund in effect profits from a decline in the price of the futures or options sold short without the need to invest the full purchase price of the futures or options on the date of the short sale, a Fund's NAV per share will tend to increase more when the futures or options it has sold short decrease in value, and to decrease more when the futures or options it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of futures or options sold short may continuously increase, although a Fund may mitigate such losses by replacing the futures or options sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing futures or options to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

If a Fund makes a short sale "against the box," a Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the investment manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. Short sale transactions may have adverse tax consequences to the Fund and its shareholders.

In the view of the SEC, a short sale involves the creation of a "senior security" as such term is defined under the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by segregating (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

To avoid limitations under the 1940 Act on borrowing by investment companies, all short sales by a Fund will be "against the box," or the Fund's obligation to deliver the futures or options sold short not "against the box" will be "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. A Fund will not make short sales of futures or options not "against the box" or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund's total assets.

Warrants

Warrants are instruments, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price, usually during a specified period of time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. Warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the common stock to rise. A warrant becomes worthless if it is not exercised within the specified time period.

MANAGEMENT

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Funds."

General

The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds which consists of, as of March 1, 2010, 133 series comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex" or the "Trusts"). The business address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 75.

Information for Trustees, all of whom are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("Independent Trustees"), appears below. In addition to the Officers listed below, the Funds have appointed an Anti-Money Laundering Compliance Officer.

Name and Age	Position Held with Registrant/Length of Service[1]	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
INDEPENDENT TRUSTEES[2]
K. Dun Gifford, 71	Trustee, since 2010

Former Trustee of Evergreen fund complex from 1974 to 2010. Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

N/A
Peter G. Gordon, 67	Trustee, since 1998, Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Chairman, President and CEO of Crystal Geyser Water Company.	N/A
Isaiah Harris, Jr., 56	Trustee, since 2009, Advisory Board Member, from 2008 to 2009

Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Currently a member of the Iowa State University Foundation Board of Governors and a member of the Advisory Board of Iowa State University School of Business.

CIGNA Corporation Deluxe Corporation
Judith M. Johnson, 60	Trustee, since 2008

Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is a certified public accountant and a certified managerial accountant.

N/A
David F. Larcker, 59	Trustee, since 2009, Advisory Board Member, from 2008 to 2009

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.

N/A
Olivia S. Mitchell, 56	Trustee, since 2006

Professor of Insurance and Risk Management, Wharton School, University of Pennsylvania. Director of the Boettner Center on Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research associate, National Bureau of Economic Research.

N/A
Timothy J. Penny, 57	Trustee, since 1996

President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

N/A
Michael S. Scofield, 67	Trustee, since 2010	Former Trustee of Evergreen fund complex from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)	N/A
Donald C. Willeke, 69	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 to present.	N/A
OFFICERS
Karla M. Rabusch, 50	President, since 2003

Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

N/A
David Berardi, 34	Assistant Treasurer, since 2009

Vice President of Evergreen Investment Management Company, LLC since 2008. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC since 2004.

N/A
Jeremy DePalma, 35	Assistant Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2008. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration since 2005.

N/A
C. David Messman, 49	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Managing Counsel of Wells Fargo Bank, N.A. since 2000.	N/A
Debra Ann Early, 45	Chief Compliance Officer, since 2007

Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

N/A
Kasey Phillips, 38	Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2006 and currently the Treasurer of the Evergreen Funds since 2005. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

N/A
1	Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.
2	Immediately following the consummation of the first reorganization of an Evergreen fund with a Wells Fargo Advantage Fund (presently expected to occur on or about July 9, 2010), Mr. Michael S. Scofield and Mr. K. Dun Gifford, current Trustees of the Evergreen funds will join the Board of Trustees of the Trust. Messrs. Scofield and Gifford have each served as Trustees of the Evergreen fund family for over 25 years. Mr. Scofield is a retired attorney of the Law Offices of Michael S. Scofield, and a Director and Chairman of Branded Media Corporation (a multi-media branding company). Mr. Gifford is the Chairman and President of Oldways Preservation and Exchange Trust (education) and a Trustee, Member of the Executive Committee, and former Treasurer of Cambridge College.

The Trust's Declaration of Trust does not set forth any specific qualifications to serve as a Trustee other than that no person shall stand for initial election or appointment as a Trustee if such person has already reached the age of 72. The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering Trustee candidates and a process for evaluating potential conflicts of interest, which identifies certain disqualifying conflicts. None of the current Trustees is an "interested person" of the Trust as that term is defined in the 1940 Act.
Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, Funds Management, sub-advisers, other service providers, counsel and the independent registered public accounting firm, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee's ability to perform his or her duties effectively has been attained through the Trustee's business, consulting, public service and/or academic positions and through experience from service as a board member of the Trust and the other Trusts in the Fund Complex (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below. Each Trustee's ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.
K. Dun Gifford. Mr. Gifford has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen fund complex since 1974. He is a Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer of Cambridge College. He is also Chairman and President of Oldways Preservation and Exchange Trust, a non-profit educational organization.
Peter G. Gordon. Mr. Gordon has been a Trustee since 1998, Chairman of the Board of Trustees since 2005, the Lead Independent Trustee from 2001 through 2005, and Chairman of the Governance Committee since 2005, with respect to all of the Trusts in the Fund Complex. In addition, he has over 30 years of executive and business experience as the co-founder, Chairman, President and CEO of Crystal Geyser Water Company.
Isaiah Harris, Jr. Mr. Harris has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009. He has been the Chairman of the Board of CIGNA Corporation since 2009, and has been a director of CIGNA Corporation since 2005. He also has been a director of Deluxe Corporation since 2003. As a director of these and other public companies, he has served on board committees, including Governance, Audit and Compensation Committees. Mr. Harris served in senior executive positions, including as president, chief executive officer, vice president of finance and/or chief financial officer, of operating companies for approximately 20 years.
Judith M. Johnson. Ms. Johnson has served as a Trustee of the Trusts in the Fund Complex since 2008 and as Chair of the Audit Committee since 2009. She served as the Chief Executive Officer and Chief Investment Officer of the Minneapolis Employees Retirement Fund for twelve years until her retirement in 2008. Ms. Johnson is a licensed attorney, as well as a certified public accountant and a certified managerial accountant. Ms. Johnson has been determined by the Board to be an audit committee financial expert as such term is defined in the applicable rules of the SEC.
David F. Larcker. Mr. Larcker has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009. Mr. Larcker is the James Irvin Miller Professor of Accounting at the Graduate School of Business of Stanford University. He is also the Director of the Corporate Governance Research Program and Co-director of The Rock Center for Corporate Governance at Stanford University. He has been a professor of accounting for over 30 years. He has written numerous articles on a range of topics, including managerial accounting, financial statement analysis and corporate governance.
Olivia S. Mitchell. Ms. Mitchell has served as a Trustee of the Trusts in the Fund Complex since 2006. Ms. Mitchell is Department Chair and Professor, Department of Insurance and Risk Management, and International Foundation of Employee Benefit Plans Professor at the Wharton School of the University of Pennsylvania. She also serves in senior positions with academic and policy organizations that conduct research on pensions, retirement, insurance and related topics, including as Executive Director of the Pension Research Council and Director of the Boettner Center on Pensions and Retirement Research, both of the University of Pennsylvania. She has been a professor of economics, insurance and risk management for over 30 years. She has written numerous articles and books on a range of topics, including retirement risk management, private and social insurance, and health and retirement analysis and policy.
Timothy J. Penny. Mr. Penny has been a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996. He has been President and CEO of Southern Minnesota Initiative Foundation since 2007 and a Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. He also serves as a member of the board of another non-profit organization. Mr. Penny was a member of the U.S. House of Representatives for 12 years representing Southeastern Minnesota's First Congressional District.
Michael S. Scofield. Mr. Scofield has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen fund complex since 1984, where he served as Chairman of the Board. He also serves as chairman of the Independent Directors Council, an organization dedicated to serving the independent investment company director community, and other leadership positions in the investment company industry. He previously worked as an attorney with the Law Offices of Michael S. Scofield. He was formerly Director and Chairman of Branded Media Corporation, a multi-media branding company.
Donald C. Willeke. Mr. Willeke has been a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996. Previously, he served on the board of trustees of another registered investment company. He is an attorney in private practice and has served as General Counsel of the Minneapolis Employees Retirement Fund for more than 25 years.

Board of Trustees - Leadership Structure and Oversight Responsibilities
Overall responsibility for oversight of the Trust and the Funds rests with the Board of Trustees. The Board has engaged Funds Management to manage the Funds on a day-to day basis. The Board is responsible for overseeing Funds Management and other service providers in the operation of the Trust in accordance with the provisions of the 1940 Act, applicable provisions of Delaware law, other applicable laws and the Fund's charter. The Board is currently composed of seven members, each of whom is an Independent Trustee. The Board currently conducts regular meetings five times a year. In addition, the Board frequently holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.
The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman's role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. In order to assist the Chairman in maintaining effective communications with the other Trustees and Funds Management, the Board has appointed a Chair Liaison to work with the Chairman to coordinate Trustee communications and to assure timely responses to Trustee inquiries, board governance and fiduciary matters. The Chair Liaison serves for a one-year term, which may be extended with the approval of the Board. Except for any duties specified herein or pursuant to the Trust's charter document, the designation of Chairman or Chair Liaison does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board generally.
The Board also has established a Governance Committee and an Audit Committee to assist the Board in the oversight and direction of the business and affairs of the Trust, and from to time may establish informal working groups to review and address the policies and practices of the Trust with respect to certain specified matters. Additionally, the Board has established investment teams to review in detail the performance of each of the Funds, in light of each Fund's investment objectives and strategies, to meet with portfolio managers, and to report back to the full Board. The Board occasionally engages independent consultants to assist it in evaluating initiatives or proposals. The Board believes that the Board's current leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.
The Funds and Trusts are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. Day-to-day risk management functions are subsumed within the responsibilities of Funds Management, the subadvisers and other service providers (depending on the nature of the risk), who carry out the Funds' investment management and business affairs. Each of Funds Management, the sub-advisers and other service providers have their own, independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls.
Risk oversight forms part of the Board's general oversight of the Funds and Trusts and is addressed as part of various Board and Committee activities. The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. As part of its regular oversight of the Trusts, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Funds Management, subadvisers, the Chief Compliance Officer of the Funds, the independent registered public accounting firm for the Funds, and internal auditors for Funds Management or its affiliates, as appropriate, regarding risks faced by the Funds and relevant risk functions. The Board, with the assistance of its investment teams, reviews investment policies and risks in connection with its review of the Funds' performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Funds' compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers. In addition, as part of the Board's periodic review of the Funds' advisory, subadvisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board oversees a management valuation team comprised of officers of Funds Management, has approved and periodically reviews valuation policies applicable to valuing the Fund shares and has established a valuation committee of Trustees. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

Committees.

As noted above, the Board has established a standing Governance Committee, a standing Audit Committee and a standing Valuation Committee to assist the Board in the oversight and direction of the business and affairs of the Trust. Each such Committee operates pursuant to a charter approved by the Board and is chaired by an Independent Trustee. Each Independent Trustee is a member of the Trust's Governance Committee, Audit Committee and Valuation Committee.

(1) Governance Committee. Whenever a vacancy occurs on the Board, the Governance Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Governance Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only Independent Trustees may nominate and select persons to become Independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. The Governance Committee meets only as necessary and held no meetings during any of the Fund's most recently completed fiscal years because each Fund did not begin operations until [July 12], 2010. Peter Gordon serves as the chairman of the Governance Committee.

The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee's consideration, which are set forth in the Trusts' Governance Committee Charter. The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five calendar days nor more than seventy-five calendar days prior to the date of the Governance Committee meeting at which the nominee would be considered. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the "candidate"), (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the 1940 Act) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board.

The Governance Committee may from time-to-time propose nominations of one or more individuals to serve as members of an "advisory board," as such term is defined in Section 2(a)(1) of the 1940 Act ("Advisory Trustees"). An individual may be eligible to serve as an Advisory Trustee only if that individual meets the requirements to be a "non-interested" Trustee under the 1940 Act and does not otherwise serve the Trust in any other capacity. Any Advisory Trustee shall serve at the pleasure of the Board and may be removed, at any time, with or without cause, by the Board. An Advisory Trustee may be nominated and elected as a Trustee, at which time he or she shall cease to be an Advisory Trustee. Advisory Trustees shall perform solely advisory functions. Unless otherwise specified by the Committee or the Board, Advisory Trustees are invited to attend meetings of the Board and all committees of the Board. Advisory Trustees shall participate in meeting discussions but do not have a vote upon any matter presented to the Board or any committee of the Board, nor do they have any power or authority to act on behalf of or to bind the Board, any committee of the Board or the Trust. Advisory Trustees shall not have any responsibilities or be subject to any liabilities imposed upon Trustees by law or otherwise. Advisory Trustees shall be entitled, to the maximum extent permitted by law, to be indemnified by the Trust and shall be covered by any liability insurance coverage that extends to Trustees and officers of the Trust. Advisory Trustees shall be paid the same meeting fees payable to Trustees and shall have their expenses reimbursed in accordance with existing Board expense reimbursement policies. Advisory Trustees shall not receive any retainer fees.

(2) Audit Committee. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent registered public accounting firm on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and held no meetings during any of the Fund's most recently completed fiscal years because each Fund did not begin operations until [July 12], 2010. Judith M. Johnson serves as the chairperson of the Audit Committee.

(3) Valuation Committee. The Board has delegated to the Valuation Committee the authority to take any necessary or appropriate action and address any issues regarding the valuation of Fund portfolio securities under the Trust's valuation procedures, including determining the fair value of securities between Board regularly scheduled meetings in instances where that determination has not otherwise been delegated to the valuation team ("Management Valuation Team") of Funds Management. The Board considers for ratification at each quarterly meeting any valuation actions taken by the Valuation Committee or the Management Valuation Team during the previous quarter that require ratification. Any one member of the Valuation Committee may constitute a quorum for a meeting of the committee. The Valuation Committee convened approximately four times during 2009.

Compensation. For the calendar year ended December 31, 2008, each Trustee received an annual retainer (payable quarterly) of $160,000 from the Fund Complex. Each Trustee and Advisory Board Member also received a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at the first telephonic Fund Complex Board meeting and each telephonic Board meeting beyond five. In addition, the Chairperson of the Fund Complex Board received an additional $40,000 annual retainer and the Chairperson of the Audit Committee received an additional $20,000 annual retainer, for the additional work and time devoted by the Chairpersons. Prior to January 1, 2008, each Trustee received an annual retainer (payable quarterly) of $140,000 from the Fund Complex. Each Trustee also received a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairperson of the Fund Complex Board received an additional $40,000 annual retainer and the Chairperson of the Audit Committee received an additional $16,000 annual retainer, for the additional work and time devoted by the Chairpersons.
Effective January 1, 2009, each Trustee receives an annual retainer (payable quarterly) of $160,000 from the Fund Complex. Each Trustee and Advisory Board Member receives a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairperson of the Fund Complex Board receives an additional $40,000 annual retainer and the Chairperson of the Audit Committee receives an additional $20,000 annual retainer, for the additional work and time devoted by the Chairpersons.

The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's Officers are not compensated by the Trust for their services. Listed below is the estimated Trustee compensation that will be paid by the Funds for the fiscal year ending September 30, 2010 and by the Fund Complex for the twelve months ended December 31, 2009:

Trustee Compensation Table - Fiscal Year Ended October 31, 2010
Independent Trustees
Fund	Peter G. Gordon	Isiah Harris, Jr.	Judith M. Johnson	David Larcker	Olivia S. Mitchell	Timothy J. Penny	Donald C. Willeke
Health Care Fund
Precious Metals Fund
Utility and Telecommunications Fund
Total Compensation from Fund Complex[1]
1	Includes Trustee compensation received by other funds within the entire Fund Complex as of December 31, 2009 (consisting of 133 funds).

Beneficial Equity Ownership Information. As of the calendar year ended December 31, 2009, the Trustees, the Advisory Board Members and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the dollar value of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: $0; $1-$10,000; $10,001- $50,000; $50,001-$100,000; and over $100,000.

Beneficial Equity Ownership in the Funds and Fund Complex Calendar Year Ended December 31, 2009
Independent Trustees
Fund	Peter G. Gordon	Isaiah Harris, Jr.[1]	Judith M. Johnson	David Larcker[1]	Olivia S. Mitchell	Timothy J. Penny	Donald C. Willeke
Health Care Fund
Precious Metals Fund
Utility and Telecommunications Fund
Aggregate Dollar Range of Equity Securities Of Fund Complex[2]	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
1	Messrs. Harris and Larcker were elected to the Board as Independent Trustees effective April 17, 2009.
2	Includes Trustee ownership in shares of other funds within the entire Fund Complex (consisting of 133 funds) as of December 31, 2009.

Ownership of Securities of Certain Entities. As of the calendar year ended December 31, 2009, none of the Independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity directly or indirectly controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

Investment Adviser

Wells Fargo Funds Management, LLC ("Funds Management"), an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the investment adviser for the Funds. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

Affiliated Advisory Programs. Funds Management, on behalf of participants in programs managed by Funds Management, may invest a portion of the program's assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund's assets. In such an instance, Funds Management's decision to make changes to or rebalance the program's allocations may substantially impact the Fund's performance.

As compensation for its advisory services, Funds Management is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

Fund	Fee - Effective 7/19/2010
Health Care Fund	First $500 million	0.800%
	Next $500 million	0.750%
	Next $1 billion	0.700%
	Next $2 billion	0.675%
	Over $4 billion	0.650%

Precious Metals Fund	First $500 million	0.600%
	Next $500 million	0.550%
	Next $1 billion	0.500%
	Next $2 billion	0.475%
	Over $4 billion	0.450%

Utility and Telecommunications Fund	First $500 million	0.600%
	Next $500 million	0.550%
	Next $1 billion	0.500%
	Next $2 billion	0.475%
	Over $4 billion	0.450%

General. Each Fund's Advisory Agreement will continue in effect for more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. A Fund's Advisory Agreement may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

Investment Sub-Advisers

Funds Management has engaged Crow Point Partners, LLC ("Crow Point") to serve as investment sub-adviser to the Utility and Telecommunications Fund and has engaged Wells Capital Management, Incorporated ("Wells Capital Management"), an affiliate of Funds Management, to serve as investment sub-adviser to the Health Care Fund and the Precious Metals Fund (each a "Sub-Adviser" and collectively, the "Sub-Advisers"). Subject to the direction of the Trust's Board and the overall supervision and control of Funds Management and the Trust, the Sub-Adviser makes recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Adviser furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Adviser also furnishes such additional reports and information as Funds Management and the Trust's Board and Officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management.

For providing investment sub-advisory services to the Funds, the Sub-Advisers are entitled to receive monthly fees at the annual rates indicated below of each Fund's average daily net assets. These fees may be paid by Funds Management or directly by the Funds. If a sub-advisory fee is paid directly by a Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly.

Fund	Sub-Adviser	Fee
Health Care Fund	Wells Capital Management	First $100 million	0.400%
		Over $100 million	0.350%

Precious Metals Fund	Wells Capital Management	First $100 million	0.400%
		Over $100 million	0.350%

Utility and Telecommunications Fund	Crow Point	First $1 billion	0.200%
		Next $500 million	0.150%
		Next $1 billion	0.1275%
		Over $2.5 billion	0.100%

Portfolio Managers

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Portfolio Managers." The information in this section is provided as of __________,2010 (each a "Portfolio Manager" and together, the "Portfolio Managers"). The Portfolio Managers manage the investment activities of the Funds on a day-to-day basis as follows.

Fund	Sub-Adviser	Portfolio Mangers
Health Care Fund	Wells Capital Management	Robert Junkin, CPA
Precious Metals Equity	Wells Capital Management	Michael Bradshaw, CFA
Utility and Telecommunications Fund	Crow Point	Timothy O'Brien, CFA

Management of Other Accounts. The following table indicates the type of, number of, and total assets in accounts managed by the Portfolio Managers, not including the Funds. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under "Other Accounts."

[table(s) to come]

The following table indicates the number and total assets managed of the above accounts for which the advisory fee is based on the performance of such accounts.

[Table to come]

Material Conflicts of Interest. The Portfolio Managers face inherent conflicts of interest in their day-to-day management of the Funds and other accounts because the Funds may have different investment objectives, strategies and risk profiles than the other accounts managed by the Portfolio Managers. For instance, to the extent that the Portfolio Managers manage accounts with different investment strategies than the Funds, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a Fund. Additionally, some of the accounts managed by the Portfolio Managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Funds. The differences in fee structures may provide an incentive to the Portfolio Managers to allocate more favorable trades to the higher-paying accounts.

To minimize the effects of these inherent conflicts of interest, the Sub-Advisers have adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that they believe address the potential conflicts associated with managing portfolios for multiple clients and ensure that all clients are treated fairly and equitably. Additionally, some of the Sub-Advisers minimize inherent conflicts of interest by assigning the Portfolio Managers to accounts having similar objectives. Accordingly, security block purchases are allocated to all accounts with similar objectives in proportionate weightings. Furthermore, the Sub-Advisers have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 (the "Advisers Act") to address potential conflicts associated with managing the Funds and any personal accounts the Portfolio Managers may maintain.

Wells Capital Management. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

Crow Point. Crow Point manages other investment vehicles, including some that may have investment objectives and strategies similar to the Fund's. The management of multiple funds and other accounts may require the portfolio manager to devote less than all of his or her time to the Fund, particularly if the other funds and accounts have different objectives, benchmarks and time horizons. The portfolio manager may also be required to allocate his or her investment ideas across multiple funds and accounts. In addition, if a portfolio manager identifies a limited investment opportunity, such as an initial public offering, that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to, for example, an allocation of that investment across all eligible funds and accounts. Further, security purchase and sale orders for multiple accounts often are aggregated for purpose of execution. Although such aggregation generally benefits clients, it may cause the price or brokerage costs to be less favorable to a particular client than if similar transactions were not being executed concurrently for other accounts. It may also happen that the Fund's advisor or subadvisor will determine that it would be in the best interest, and consistent with the investment policies, of another account to sell a security (including by means of a short sale) that the Fund holds long, potentially resulting in a decrease in the market value of the security held by the Fund.
The structure of a portfolio manager's or an investment advisor's compensation may create an incentive for the portfolio manager or investment advisor to favor accounts whose performance has a greater impact on such compensation. The portfolio manager may, for example, have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor such accounts. Similarly, if a portfolio manager holds a larger personal investment in one fund than he or she does in another, the portfolio manager may have an incentive to favor the fund in which he or she holds a larger stake.
In general, Crow Point has policies and procedures that attempt to address the various potential conflicts of interest described above. However, there is no guarantee that such procedures will detect or address each and every situation where a conflict arises.
All employees of Crow Point are bound by the company's Code of Ethics and compliance policies and procedures. Crow Point's chief compliance officer monitors and reviews compliance regularly. Crow Point's Code of Ethics and compliance procedures have been reviewed and accepted by EIMC. In addition, side-by-side trading rules have been agreed between EIMC and Crow Point as part of existing sub-advisory arrangements which are intended to ensure that shareholders of the sub-advised Evergreen funds are treated equitably by Crow Point with respect to investments, trading and allocations.

Compensation. The Portfolio Managers were compensated by their employing sub-adviser from the fees the Adviser paid the Sub-Adviser using the following compensation structure:

Wells Capital Management Compensation. The compensation structure for Wells Capital Management's Portfolio Managers includes a competitive fixed base salary plus variable incentives (Wells Capital Management utilizes investment management compensation surveys as confirmation). Incentive bonuses are typically tied to pretax relative investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3- and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account's individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style. In the case of each Fund, the benchmark(s) against which the performance of the Fund's portfolio may be compared for these purposes generally are indicated in the Performance" sections of the Prospectuses.

Crow Point. Portfolio managers at Crow Point are paid a fixed salary and participate in the profits of the firm in proportion to their equity ownership in the firm.

Beneficial Ownership in the Funds. Because the Funds are new funds which have not operated for a fiscal year, there is no share ownership information available to report.

Administrator

The Trust has retained Funds Management (the "Administrator"), the investment adviser for the Funds, located at 525 Market Street, 12th Floor, San Francisco, CA 94105, as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds' operations, including communication, coordination, and supervision services with regard to the Funds' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.

In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund's average daily net assets:

	Fund-Level Administrator Fee		Class-Level Administrator Fee	Total Administrator Fee
Share Class	Average Daily Net Assets	% of Average Daily Net Assets	% of Average Daily Net Assets	Average Daily Net Assets	% of Average Daily Net Assets
Class A, Class B and Class C	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.26%	First $5 billion Next $5 billion Over $10 billion	0.31% 0.30% 0.29%
Administrator Class	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.10%	First $5 billion Next $5 billion Over $10 billion	0.15% 0.14% 0.13%
Institutional Class	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.08%	First $5 billion Next $5 billion Over $10 billion	0.13% 0.12% 0.11%

Distributor

Wells Fargo Funds Distributor, LLC ("Funds Distributor"), an affiliate of Funds Management located at 525 Market Street, San Francisco, California 94105, serves as the distributor to the Funds.

The Funds that offer Class B and Class C shares have adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for their Class B and Class C shares. The Plan was adopted by the Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of these Funds pay the Distributor, on a monthly basis, an annual fee of 0.75% of the average daily net assets attributable to each class as compensation for distribution-related services or as reimbursement for distribution-related expenses. Class B shares are closed to new investors and additional investments (except in connection with reinvestment of any distributions and permitted exchanges and at the closing of a reorganization). The Distributor may use the fees payable under the Plan to make payments to selling or servicing agents for past sales and distribution efforts, as well as for the provision of ongoing services to shareholders.

The actual fee payable to the Distributor by these Funds and classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the Financial Industry Regulatory Authority ("FINRA") under the Conduct Rules. The Distributor's distribution-related revenues from the Plan may be more or less than distribution-related expenses incurred during the period. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor, or their affiliates in connection with the sale of Fund shares. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

DISTRIBUTION FEES

Because the Funds first commenced operations on July 9, 2010, the Funds do not yet have information on any fees for distribution-related services paid to the Distributor for its initial fiscal year.

General. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of a Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of a Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Non-Interested Trustees.

The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such Non-Interested Trustees.

Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Funds' shares pursuant to selling agreements with the Distributor authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

Shareholder Servicing Agent

The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing these services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Fund of up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Administrator Class, Class R and Investor Class shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that a Fund shall not be obligated to make any payments under such plans or related agreements that exceed the maximum amounts payable under the Conduct Rules enforced by FINRA.

General. The Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

The Shareholder Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.

Custodian and Fund Accountant

State Street Bank and Trust Company ("State Street"), located at State Street Financial Center, One Lincoln Street Boston, Massachusetts 02111, acts as Custodian and fund accountant for the Funds. As Custodian, State Street, among other things, maintains a custody account or accounts in the name of each Fund, handles the receipt and delivery of securities, selects and monitors foreign sub custodians as the Fund's global custody manager, determines income and collects interest on each Fund's investments and maintains certain books and records. As fund accountant, State Street is responsible for calculating each Fund's daily net asset value per share and for maintaining its portfolio and general accounting records. For its services, State Street is entitled to receive certain transaction fees, asset-based fees and out-of-pocket costs.

Transfer and Distribution Disbursing Agent

Boston Financial Data Services, Inc. ("BFDS"), located at Two Thousand Crown Colony Drive, Quincy, Massachusetts 02169, acts as transfer and distribution disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

Underwriting Commissions

The Distributor serves as the principal underwriter distributing securities of the Funds on a continuous basis.

Code of Ethics

The Fund Complex, the Adviser, the Distributor and the Sub-Advisers each has adopted a code of ethics which contains policies on personal securities transactions by "access persons" as defined in each of the codes. These policies comply with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, as applicable. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. Such restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the Wells Fargo Advantage Funds family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, the Adviser, the Distributor and the Sub-Advisers are on public file with, and are available from, the SEC.

DETERMINATION OF NET ASSET VALUE

The NAV per share for each Fund is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of each Fund's shares.

Each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. A Fund is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we also use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security. With respect to any portion of a Fund's assets that are invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Money market instruments and debt instruments maturing in 60 days or less generally are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For a Fund that invests directly in foreign securities, portfolio securities are generally valued on the basis of quotations from the primary market in which they are traded. However, if, in the judgment of the Board, a security's value has been materially affected by events occurring after the close of the exchange or the market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board believes accurately reflects fair value. A security's valuation may differ depending on the method used to determine its value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Funds may be purchased on any day a Fund is open for business. Generally, each Fund is open for business each day the New York Stock Exchange is open for trading (a "Business Day"). The New York Stock Exchange is currently closed in observance of New Year's Day, Martin Luther King Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

Purchase orders for a Fund received before such Fund's NAV calculation time, generally are processed at such time on that Business Day. Purchase orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the distribution, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation time described above.

Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment, please contact the Distributor. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

Each Fund reserves the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Fund may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act. In addition, the Fund may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectuses.
The Dealer Reallowance for Purchases of Class A Shares is as Follows:

Amount of Purchase	Front-End Sales Charge as % of Public Offering Price	Front-End Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 - $99,999	4.75%	4.99%	4.00%
$100,000 - $249,999	3.75%	3.90%	3.00%
$250,000 - $499,999	2.75%	2.83%	2.25%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 and over[1]	0.00%	0.00%	0.00%
1	We will assess Class A purchases of $1,000,000 or more a contingent deferred sales charge ("CDSC") if they are redeemed within eighteen months from the date of purchase, unless the dealer of record waived its commission. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

Purchases and Redemptions for Existing Wells Fargo Advantage Funds Account Holders Via the Internet. All shareholders with an existing Wells Fargo Advantage Funds account may purchase additional shares of funds or classes of funds within the Wells Fargo Advantage family of funds that they already own and redeem existing shares via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Advantage Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. Internet account access is available for institutional clients. Shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargo.com/ advantagefunds for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.

Extraordinary Circumstances Affecting Redemptions. Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than seven days for each Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable or practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

Waiver of Minimum Initial Investment Amount for Investor Class Shares for Eligible Investors. An eligible investor (as defined below) may purchase Investor Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount if the eligible investor participates in a $50 monthly automatic investment purchase plan. Eligible investors include: Current and retired employees, directors/trustees and officers of: (i) Wells Fargo Advantage Funds (including any predecessor funds) and (ii) Wells Fargo & Company and its affiliates; and Family members, as defined in the prospectus, of any of the above.

Reduced Sales Charges for Former C&B Portfolio Shareholders. Shareholders who purchased shares of the C&B Portfolios directly from the C&B Portfolios, and who became Wells Fargo Advantage Fund shareholders in the reorganization between the Advisors' Inner Circle Fund and the Trust effective July 26, 2004 will be permitted to purchase Class A shares of any Wells Fargo Advantage Fund and any unnamed shares of WealthBuilder Portfolios at NAV. Please see your account representative for details.

Reduced Sales Charges for Former Montgomery Fund Shareholders. Former Montgomery Fund Class P and Class R shareholders who purchased their shares directly from the Montgomery Funds and became Wells Fargo Advantage Fund shareholders in the reorganization, may purchase Class A shares of any Wells Fargo Advantage Fund, and any unnamed shares of WealthBuilder Portfolios at NAV. Shareholders who did not purchase such shares directly may purchase additional shares in the respective acquiring Wells Fargo Advantage Fund at NAV.

Reduced Sales Charges for Affiliated Funds. Any affiliated fund that invests in a Wells Fargo Advantage Fund may purchase Class A shares of such fund at NAV.

Reduced Sales Charges for Certain Holders of Class C Shares. No CDSC is imposed on redemptions of Class C shares where a fund did not pay a sales commission at the time of purchase.

Investors Eligible to Acquire Class B Shares. Class B shares are closed to new investors and additional investments from existing shareholders, except that existing shareholders of Class B shares may reinvest any distributions into Class B shares and exchange their Class B shares for Class B shares of other Wells Fargo Advantage Funds (as permitted by current exchange privilege rules, except specified persons may acquire Class B shares of a Fund in connection with the closing of a reorganization and except specified persons may acquire Class B shares of a Fund in connection with the closing of a reorganization). No new or subsequent investments, including through automatic investment plans, will be allowed in Class B shares of the Funds, except through a distribution reinvestment or permitted exchange, or in connection with the closing of a reorganization.

Waiver of Minimum Initial Investment Amount for Institutional Class Shares for Eligible Investors. An eligible investor (as defined below) may purchase Institutional Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount. Eligible investors include:

  Clients of sub-advisers to those Funds which offer an Institutional Class who are clients of such sub-advisers at the time of their intended purchase of such Institutional Class shares;

  Clients of Wells Capital Management who are clients of Wells Capital Management at the time of their intended purchase of Institutional Class shares; and

  Clients of Wells Fargo Institutional Retirement Trust (IRT) who are clients of IRT at the time of their intended purchase of Institutional Class shares.

Related shareholders or shareholder accounts may be aggregated in order to meet the minimum initial investment requirement for Institutional Class shares. The following are examples of relationships that may qualify for aggregation:

  Related business entities, including;

  Corporations and their subsidiaries;

  General and limited partners; and

  Other business entities under common ownership or control.

  Shareholder accounts that share a common tax-id number.

  Accounts over which the shareholder has individual or shared authority to buy or sell shares on behalf of the account (i.e., a trust account or a solely owned business account).

All of the minimum initial investment waivers listed above may be modified or discontinued at any time.

Waiver of Minimum Initial and Subsequent Investment Amounts for All Shares Classes for Special Operational Accounts. Shares of any and all share classes of the Wells Fargo Advantage Funds may be acquired in special operational accounts (as defined below) without meeting the applicable minimum initial or subsequent investment amounts. Special operational accounts are designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions.

Compensation to Dealers and Shareholder Servicing Agents. Set forth below is a list of the member firms of FINRA to which the Adviser, the Funds' Distributor or their affiliates made payments out of their revenues in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders in the year ending December 31, 2009 ("Additional Payments"). (Such payments are in addition to any amounts paid to such FINRA firms in the form of dealer reallowances or fees for shareholder servicing or distribution. The payments are discussed in further detail in the Prospectuses under the title "Compensation to Dealers and Shareholder Servicing Agents"). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2009, are not reflected:

FINRA member firms

  401(k) Investment Services, Inc.

  ADP Broker-Dealer, Inc.

  A.G. Edwards & Sons, Inc.

  AIG Retirement Services Company

  Ameriprise Financial Services, Inc.

  Barclays Capital, Inc.

  Charles Schwab & Co., Inc.

  Citigroup Global Markets, Inc.

  CitiStreet Advisors LLC

  DWS Investments Distributors, Inc.

  Fidelity Brokerage Services LLC

  Goldman, Sachs & Co.

  GPC Securities, Inc.

  GWFS Equities, Inc.

  GunnAllen Financial, Inc.

  H.D. Vest Financial Services

  Hewitt Financial Services, LLC

  Hightower Securities, LLC

  J. P. Morgan Securities Inc.

  LPL Financial Corp.

  Mellon Financial Markets, LLC

  Merrill Lynch, Pierce, Fenner & Smith, Inc.

  Merriman Curhan Ford & Co. Inc.

  Mid Atlantic Capital Corporation

  Morgan Stanley DW Inc.

  MSCS Financial Services, LLC

  Nationwide Investment Services Corp.

  Pershing LLC

  Prudential Investment Management Services, LLC

  Prudential Retirement Brokerage Services, Inc.

  Raymond James & Associates, Inc.

  RBC Dain Rauscher, Inc.

  Robert W. Baird & Co.

  Ross, Sinclaire & Associates, LLC

  Security Distributors, Inc.

  State Street Global Markets, LLC

  TD Ameritrade Trust Company

  UBS Financial Services, Inc.

  VALIC Financial Advisors, Inc.

  Wachovia Capital Markets, LLC

  Wachovia Securities, LLC

  Wells Fargo Investments

In addition to member firms of FINRA, Additional Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list.

Also not included on the list above are other subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds' Distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, the Sub-Advisers are responsible for the Funds' portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Advisers to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While the Sub-Advisers generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

Purchases and sales of equity securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, affiliated broker-dealers. However, the Funds and Funds Management have adopted a policy pursuant to Rule 12b- 1(h) under the 1940 Act that prohibits the Funds from directing portfolio brokerage to brokers who sell Fund shares as compensation for such selling efforts. In the over-the-counter market, securities are generally traded on a "net" basis with brokerdealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the broker-dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

In placing orders for portfolio securities of the Fund, the Fund's Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the trade execution procedures of the Sub-Adviser to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer.

The Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, a Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which a sub-adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

Portfolio Turnover. The portfolio turnover rate is not a limiting factor when a Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Fund's whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also result in adverse tax consequences to a Fund's shareholders.

Because the Funds have not yet commenced operations, no portfolio turnover informations is available.

Brokerage Commissions. Because the Funds first commenced operations on July 9, 2010, the Funds do not have information on brokerage commissions paid in its initial fiscal year.

Directed Brokerage Commissions. Because the Funds first commenced operations on July 9, 2010, the Funds do not have information on any directed brokerage commissions paid for its initial fiscal year.

Securities of Regular Broker-Dealers. The Funds are required to identify any securities of their "regular brokers or dealers" (as defined under the 1940 Act) or of their parents that the Funds may hold at the close of their most recent fiscal year. Because the Funds first commenced operations on July 9, 2010, this information is not yet available.

FUND EXPENSES

From time to time, Funds Management may waive fees from a Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and distribution disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues (including membership dues in the Investment Company Institute allocable to a Fund); brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to a Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the series of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board deems equitable.

FEDERAL INCOME TAXES

The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." Each Prospectus generally describes the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code of 1986, as amended (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.

A shareholder's tax treatment may vary depending upon the shareholder's particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or IRAs), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in each Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult their own tax advisers and financial planners regarding the federal tax consequences of an investment in a Fund, the application of state, local or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.

Qualification as a Regulated Investment Company. It is intended that each Fund qualify as a regulated investment company ("RIC") under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to RICs generally will apply separately to each Fund even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

In order to qualify as a RIC under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future Treasury Regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund's principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC. However, 100% of the net income derived from an interest in a qualified publicly traded partnership will be treated as qualifying income.

Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund's taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund's total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term "outstanding voting securities of such issuer" includes the equity securities of a qualified publicly traded partnership, and in the case of a Fund's investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income for the taxable year, which generally includes its ordinary income and the excess of any net short-term capital gain over net longterm capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year, if any. If a Fund meets all of the RIC requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute, or be deemed to have distributed, a sufficient amount of its investment company taxable income (as described above) and net tax-exempt interest income, if any, in a timely manner to maintain its status as a RIC and eliminate fund-level federal income taxation of such distributed income. However, no assurance can be given that a Fund will not be subject to federal income tax.

Moreover, the Funds may retain for investment all or a portion of its net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at corporate rates on the amount of net capital gain retained, but may designate the retained amount as undistributed capital gain in a notice to its shareholders, who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

If, for any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund's current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable to shareholders as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if a Fund which had previously qualified as a RIC were to fail to qualify as a RIC for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to tax on such built-in gain recognized for a period of ten years, in order to re-qualify as a RIC in a subsequent year.

Equalization Accounting. Each Fund may use the so-called "equalization method" of accounting to allocate a portion of its "earnings and profits," which generally equals a Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS has not expressly sanctioned the particular equalization method used by a Fund, and thus the Fund's use of this method may be subject to IRS scrutiny.

Capital Loss Carry-Forwards. A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to fund-level federal income tax, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gains. The Funds cannot carry back or carry forward any net operating losses. Because the Funds have not yet commenced operations, the Funds do not have capital loss carry-forwards to report.

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carry-forwards (if any), its unrealized losses (if any), and any such losses of other funds participating in the reorganization may be subject to severe limitations that could make such losses substantially unusable.

Excise Tax. If a Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and thus expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis by a Fund).

Taxation of Investments. In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount ("OID") (generally, a debt obligation with a purchase price less than its principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate discount obligations may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID income on debt obligations that is currently includible in income, even though the cash representing such income may not have been received by a Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by the Fund which a Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund holding such a security receives no interest payment in cash on the security during the year.

If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise, or other disposition of an option may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain orloss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark-to-market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss (as described below). These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the "60%/40%" rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts and non-equity options.

Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency denominated debt obligations, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign currency loss exceeds a Fund's net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain derivative instruments, such as financial forward, futures, and options contracts, may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a "straddle" and at least one (but not all) of the Fund's positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a "mixed straddle." A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute qualified dividend income to fail to satisfy the applicable holding period requirements and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed. The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code's constructive ownership rules.

The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

In addition, a Fund's transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts, and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments to the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into longterm capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.

Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares, and (iii) thereafter, as capital gain. If a Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income in order to qualify as a RIC.

Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a RIC might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in derivatives transactions.

A Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.

A Fund may invest directly or indirectly (e.g., through a REIT) in residual interests in real estate mortgage investment conduits ("REMICs") or in REITs or qualified REIT subsidiaries that are taxable mortgage pools ("REIT TMPs"). Under recent IRS guidance, a Fund must allocate "excess inclusion income" received directly or indirectly from REMIC residual interests or REIT TMPs to its shareholders in proportion to dividends paid to such shareholders, with the same consequences as if the shareholders had invested in the REMIC residual interests or REIT TMPs directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes unrelated business taxable income ("UBTI") to Keogh, 401(k) and qualified pension plans, as well as IRAs and certain other tax exempt entities, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, does not qualify for any reduction, by treaty or otherwise, in the 30% federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal corporate income tax rate. To the extent permitted under the Investment Act of 1940, a Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Fund. The Funds have not yet determined whether such an election will be made.

"Passive foreign investment companies" ("PFICs") are generally defined as foreign corporations with respect to which at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to federal income tax and interest charges on "excess distributions" received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance that they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant non-cash income, such non-cash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

Taxation of Distributions. Distributions paid out of a Fund's current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund's current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions properly designated by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. Each Fund will designate capital gain dividends, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges the shareholder's Fund shares, subject to the discussion below, the shareholder generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and the shareholder's tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different RIC, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previously incurred charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under the "wash sale" rules to the extent the shareholder purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives, or is deemed to receive, a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then Treasury Regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI.

Federal Income Tax Rates. As of the date of this SAI, the maximum stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net long-term capital gain.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to "qualified dividend income" equal to the highest net long-term capital gains rate, which generally is 15%. In general, "qualified dividend income" is income attributable to dividends received by a Fund in taxable years beginning on or before December 31, 2010, from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Fund with respect to the dividend-paying corporation's stock and by the shareholders with respect to the Fund's shares. If 95% or more of a Fund's gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund's ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). In general, if less than 95% of a Fund's income is attributable to qualified dividend income, then only the portion of the Fund's distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by a Fund from securities lending, repurchase, and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisers and financial planners.

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of federal income tax laws.

Backup Withholding. A Fund is generally required to withhold and remit to the U.S. Treasury, subject to certain exemptions (such as for certain corporate or foreign shareholders), an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if (i) the shareholder fails to furnish the Fund with a correct "taxpayer identification number" ("TIN"), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is otherwise subject to backup withholding. Backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts withheld as a credit against the shareholder's federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010.

Corporate Shareholders. Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisers and financial planners.

A portion of the interest paid or accrued on certain high-yield discount obligations that the Fund owns may not be deductible to the issuer. If a portion of the interest paid or accrued on certain high-yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction if certain requirements are met. In such cases, if the issuer of the high-yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the dividend portion of such interest.

Foreign Shareholders. For purposes of this discussion, "foreign shareholders" include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations. "Exempt foreign shareholders" are foreign shareholders from whom a Fund obtains a properly completed and signed certificate of foreign status.

Generally, subject to certain exceptions described below, distributions made to foreign shareholders will be subject to nonrefundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty, except in the case of excess inclusion income, which does not qualify for any treaty exemption or reduction), even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, for taxable years of a Fund beginning before January 1, 2010, distributions made to exempt foreign shareholders and properly designated by a Fund as "interest-related dividends" will be exempt from federal income tax withholding. Interest-related dividends are generally attributable to the Fund's net interest income earned on certain debt obligations and paid to foreign shareholders. In order to qualify as an interest-related dividend, the Fund must designate a distribution as such in a written notice mailed to its shareholders not later than 60 days after the close of the Fund's taxable year. Notwithstanding the foregoing, if any distribution described above is "effectively connected" with a U.S. trade or business (or, if an applicable income tax treaty so requires, is attributable to a permanent establishment) of the recipient foreign shareholder, neither federal income tax withholding nor the exemption for interest-related dividends will apply, the distribution will be subject to the tax, withholding, and reporting requirements generally applicable to U.S. shareholders and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation.

In general, a foreign shareholder's capital gains realized on the disposition of Fund shares, and capital gain dividends, with respect to taxable years of a Fund beginning before January 1, 2010, "short-term capital gain dividends" (defined below) are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an applicable income tax treaty so requires, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the disposition of Fund shares or the receipt of capital gain dividends and certain other conditions are met; or (iii) the Fund shares on which the foreign shareholder realized gain constitute U.S. real property interests ("USRPIs," defined below) or, in certain cases, distributions are attributable to gain from the sale or exchange of a USRPI. If the requirements of clause (i) are met, the tax, withholding, and reporting requirements applicable to U.S. shareholders generally will apply to the foreign shareholder, and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation. If the requirements of clause (i) are not met but the requirements of clause (ii) are met, such gains and distributions will be subject to federal income tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). If the requirements of clause (iii) are met, the foreign shareholder may be subject to certain tax, withholding, and/or reporting requirements, depending in part on whether the foreign shareholder holds (or has held in the prior 12 months) more than a 5% interest in the Fund. "Short-term capital gain dividends" are distributions attributable to a Fund's net short-term capital gain in excess of its net long-term capital loss and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

Subject to certain exceptions, a "USRPI" is generally defined as (i) an interest in real property located in the United States or the Virgin Islands, or (ii) any interest (other than solely as a creditor) in a domestic corporation that was a U.S. real property holding corporation (as defined in the Code) at any time during the shorter of the five-year period ending on the testing date or the period during which the interest was held.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, a foreign shareholder must comply with applicable certification requirements relating to its foreign status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders should consult their tax advisers in this regard.

In the case of shares held through an intermediary, even if a Fund makes a designation with respect to a payment, no assurance can be made that the intermediary will respect such a designation. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

Even if permitted to do so, the Funds provide no assurance that they will designate any dividends as interest-related dividends or short-term capital gain dividends. Special tax rules apply to distributions that a qualified investment entity ("QIE") makes to foreign shareholders that are attributable to gain from the QIE's sale or exchange of a USRPI.

Special tax rules also apply to the sale of shares in a U.S. real property holding corporation ("USRPHC"). However, the Funds do not expect such special tax rules to apply because the Funds do not expect to be QIEs or USRPHCs.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

As discussed above, distributions and redemption proceeds paid or credited to a foreign shareholder are generally exempt from backup withholding. However, a foreign shareholder may be required to establish that exemption by providing certification of foreign status on an appropriate IRS Form W-8.

Tax-Deferred Plans. Shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. However, shares of the Funds may not be suitable for tax-deferred retirement and other tax-advantaged plans and accounts since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the exempt status of certain distributions from the Funds (discussed below). Such distributions may ultimately be taxable to the beneficiaries when distributed to them. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Tax-Exempt Shareholders. Shares of the Funds may not be suitable for tax-exempt shareholders since such shareholders generally would not benefit from the exempt status of distributions from the Funds (discussed below). Tax-exempt shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of an investment in the Funds.

Any investment in residual interests of a collateralized mortgage obligation that has elected to be treated as a REMIC can create complex tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.

Special tax consequences apply to charitable remainder trusts ("CRTs") (as defined in Section 664 of the Code) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in REIT TMPs. CRTs are urged to consult their own tax advisers and financial planners concerning these special tax consequences.

Tax Shelter Reporting Regulations. Under Treasury Regulations, if an individual shareholder recognizes a loss of $2 million or more or if a corporate shareholder recognizes a loss of $10 million or more, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.

PROXY VOTING POLICIES AND PROCEDURES

The Trusts and Funds Management have adopted policies and procedures ("Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While each Fund does not purchase securities to exercise control or to seek to effect corporate change through share ownership, it supports sound corporate governance practices within companies in which it invests and reflects that support through its proxy voting process.

Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently in the same matter when securities of an issuer are held by multiple Funds of the Trusts. However, proxies for securities held by the Social Sustainability Fund related to social and environmental proposals will be voted pursuant to RiskMetrics Group's ("RMG") then current SRI Proxy Voting Guidelines. Accordingly, the Social Sustainability Fund may vote its proxies related to social and environmental proposals differently than the other Funds.

The Procedures set forth Funds Management's general position on various proposals, such as:

  Routine Items – Funds Management will generally vote for uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

  Corporate Governance – Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification or to comply with what management's counsel interprets as applicable law.

  Anti-Takeover Matters – Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.

  Mergers/Acquisitions and Corporate Restructurings – Funds Management's Proxy Committee will examine these items on a case-by-case basis.

  Shareholder Rights – Funds Management will generally vote against proposals that may restrict shareholder rights.

  Capital Structure Changes - Funds Management will follow the RiskMetrics Group ("RMG") capital structure model in evaluating requested increases in authorized common stock. In addition, even if capital requests of less than or equal to 300% of outstanding shares fail the calculated allowable cap, Funds Management will evaluate the request on a case-by-case basis, potentially voting for the proposal based on the company's performance and whether the company's ongoing use of shares has shown prudence.

  Executive and Director Compensation Plans - Funds Management will analyze on a case-by-case basis proposals on executive or director compensation plans, with the view that viable compensation programs reward the creation of shareholder wealth by having high payout sensitivity to increases in shareholder value.

  Disclosure on Executive or Director Compensation Cap or Restrict Executive or Director Compensation - Funds Management will generally vote for shareholder proposals requiring companies to report on their executive retirement benefits (deferred compensation, split-dollar life insurance, SERPs, and pension benefits. Funds Management will generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote, unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans. Funds Management will generally vote against proposals that seek to limit executive and director pay.

    Whether adoption of the proposal is likely to enhance or protect shareholder value;

    Whether the information requested concerns business issues that relate to a meaningful percentage of the company's business as measured by sales, assets, and earnings;

    The degree to which the company's stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

    Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

    Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

    Whether the company's analysis and voting recommendation to shareholders are persuasive;

    What other companies have done in response to the issue addressed in the proposal;

    Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

    Whether implementation of the proposal's request would achieve the proposal's objectives;

    Whether the subject of the proposal is best left to the discretion of the board;

    Whether the requested information is available to shareholders either from the company or from a publicly available source; and

    Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.
In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Fund's voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (i) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (ii) disclosing the conflict to the Board and obtaining their consent before voting; (iii) submitting the matter to the Board to exercise its authority to vote on such matter; (iv) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy; (v) consulting with outside legal counsel for guidance on resolution of the conflict of interest; (vi) erecting information barriers around the person or persons making voting decisions; (vii) voting in proportion to other shareholders; or (viii) voting in other ways that are consistent with each Fund's obligation to vote in the best interests of its shareholders. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a subadviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.
While Funds Management uses its best efforts to vote proxies, in certain circumstances it may be impractical or impossible for Funds Management to vote proxies (e.g., limited value or unjustifiable costs). For example, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Due to these restrictions, Funds Management must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. As a result, Funds Management will generally not vote those proxies in the absence of an unusual, significant vote or compelling economic importance. Additionally, Funds Management may not be able to vote proxies for certain foreign securities if Funds Management does not receive the proxy statement in time to vote the proxies due to custodial processing delays.
As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy). However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs the loss in lending revenue that would result from recalling the security (i.e., if there is a controversial upcoming merger or acquisition, or some other significant matter), the security will be recalled for voting.
Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 may be obtained on the Funds' Web site at www.wellsfargo.com/advantagefunds or by accessing the SEC's Web site at www.sec.gov.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

I. Scope of Policies and Procedures. The following policies and procedures (the "Procedures") govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust ("Funds Trust"), Wells Fargo Master Trust ("Master Trust") and Wells Fargo Variable Trust ("Variable Trust") (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the "Funds" or individually as the "Fund") now existing or hereafter created.

II. Disclosure Philosophy. The Funds have adopted these Procedures to ensure that the disclosure of a Fund's portfolio holdings is accomplished in a manner that is consistent with a Fund's fiduciary duty to its shareholders. For purposes of these Procedures, the term "portfolio holdings" means the stock, bond and derivative positions held by a non-money market Fund and does not include the cash investments held by the Fund. For money market funds, the term "portfolio holdings" includes cash investments, such as investments in repurchase agreements.

Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

III. Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds' website until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

A. Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds' website (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. Money market Fund holdings shall be made publicly available on the Fund's website on a monthly, 7-day delayed basis.

B. Top Ten Holdings. Top ten holdings information (excluding derivative positions) for each Fund (except for funds that operate as fund of funds and money market funds) shall be made publicly available on the Funds' website on a monthly, sevenday or more delayed basis.

C. Fund of Funds Structure.
 1. The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds' website and included in fund fact sheets on a monthly, seven-day or more delayed basis.
 2. A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' website simultaneous with the change.

Furthermore, as required by the SEC, each Fund shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter. Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi-annual and annual reports.

Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

IV. List of Approved Recipients. The following list describes the limited circumstances in which a Fund's portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds' website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A. Sub-Advisers. Sub-advisers shall have full daily access to Fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities. A new Fund sub-adviser may periodically receive full portfolio holdings information for such Fund from the date of Board approval through the date upon which they take over day-to-day investment management activities. Such disclosure will be subject to confidential treatment.

B. Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated ("Wells Capital Management") shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C. Funds Management/Wells Fargo Funds Distributor, LLC.
 1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/ or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PNC's Datapath system.
 2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.
 3. Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

D. External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds' accounting agent however, only for those Funds in which such subadviser provides investment advisory services. Funds Management also utilizes the services of RMG and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both RMG and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E. Rating Agencies. Nationally Recognized Statistical Ratings Organizations ("NRSROs") may receive full Fund holdings for rating purposes.

V. Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

VI. Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund. The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Funds, persons considering investment in the Funds or representatives of such shareholders or potential shareholders. The content and nature of the information provided to each of these persons may differ.

Certain of the information described above will be included in quarterly fund commentaries and will contain information that includes, among other things, top contributors/detractors from fund performance and significant portfolio changes during the calendar quarter. This information will be posted contemporaneously with their distribution on the Funds' website.

No person shall receive any of the information described above if, in the sole judgment of Funds Management, the information could be used in a manner that would be harmful to the Funds.

VII. Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and make any changes that they deem appropriate.

CAPITAL STOCK

The Funds are twelve series of the Trust in the Wells Fargo Advantage family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

Most of the Trust's series are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust's series also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a series represents an equal, proportionate interest in the series with all other shares. Shareholders bear their pro rata portion of a series' operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other series or classes of shares offered.

With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory agreement, since it affects only one Fund, is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

As used in the Prospectus(es) and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of shares of a Fund means the vote of the lesser of (i) 67% of the shares of the class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Because the Funds first commenced operations on the date of this SAI, no beneficial ownership information as of a prior date is available.

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a person identified in the foregoing table is identified as the beneficial owner of more than 25% of a Fund, or is identified as the record owner of more than 25% of a Fund and has voting and/or investment powers, it may be presumed to control such Fund. A controlling person's vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

OTHER INFORMATION

The Trust's Registration Statement, including the Prospectus(es) and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the SEC, located at 100 "F" Street NE, in Washington, D.C., 20549-0102. Statements contained in the Prospectus(es) or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus(es) are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP has been selected as the independent registered public accounting firm for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is 1601 Market Street, Philadelphia, PA 19103.

FINANCIAL INFORMATION

Because the Funds first commenced operations on July 9, 2010, no audited financial statements for a prior fiscal year areis available.

APPENDIX

The ratings of Standard & Poor's ("S&P"), Moody's Investors Services ("Moody's"), Fitch Investor Services ("Fitch"), represent their opinion as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

The following is a description of the ratings given by S&P, Fitch, and Moody's to corporate and municipal bonds and corporate and municipal commercial paper and variable rate demand obligations.

Corporate Bonds

S&P

S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities. Plus (+) or minus(-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

Moody's

Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment-grade securities.

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

Fitch

National Long-Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

AAA(xxx) - 'AAA' national ratings denote the highest rating assigned in its national rating scale for that country. This rating is assigned to the "best" credit risk relative to all other issuers or issues in the same country and will normally be assigned to all financial commitments issued or guaranteed by the sovereign state.

AA(xxx) - 'AA' national ratings denote a very strong credit risk relative to other issuers or issues in the same country. The credit risk inherent in these financial commitments differs only slightly from the country's highest rated issuers or issues.

A(xxx) - 'A' national ratings denote a strong credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

BBB(xxx) - 'BBB' national ratings denote an adequate credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment.

BB(xxx) - 'BB' national ratings denote a fairly weak credit risk relative to other issuers or issues in the same country. Within the context of the country, payment of these financial commitments is uncertain to dome degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx) - 'B' national ratings denote a significantly weak credit risk relative to other issuers or issues in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payment is contingent upon a sustained, favorable business and economic environment.

CCC(xxx), CC(xxx), C(xxx) - These categories of national ratings denote an extremely weak credit risk relative to other issuers or issues in the same country. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

DDD(xxx), DD(xxx), D(xxx) - These categories of national ratings are assigned to entities or financial commitments which are currently in default.

Short-Term Issue Credit Ratings (including Commercial Paper)

S&P:

A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody's:

Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of shortterm deposit obligations.

Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

Fitch

National Long-Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

F1(xxx) - Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the"best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong , a "+" is added to the assigned rating.

F2(xxx) - Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx) - Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx) - Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx) - Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D(xxx) - Indicates actual or imminent payment default.

Note to National Short-Term ratings: In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, our National Short-Term Ratings definitions for F1+(xxx), F1(xxx), F2(xxx) and F3(xxx) may be substituted by those regulatory scales, e.g. A1+, A1, A2 and A3.

Variable Rate Demand Obligations

S&P:

SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 - Speculative capacity to pay principal and interest.

Moody's:

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

WELLS FARGO FUNDS TRUST
FILE NOS. 333-74295; 811-09253

PART C
OTHER INFORMATION

Item 28. Exhibits

Unless otherwise indicated, each of the Exhibits listed below is filed herewith.

Number	Exhibit Description	Location
(a)	Amended and Restated Declaration of Trust	Incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.
(b)	Not applicable
(c)	Not applicable
(d)(1)	Investment Advisory Agreement with Wells Fargo Funds Management, LLC

Incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Schedule A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009; Schedule A, to be filed by amendment.

(d)(2)	Amended and Restated Fee and Expense Agreement between Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Funds Management, LLC	Incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009; Schedule A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.
(d)(3)	Investment Sub-Advisory Agreement with Schroder Investment Management North America Inc.	Incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.
(d)(4)	Investment Sub-Advisory Agreement with Wells Capital Management Incorporated

Incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Schedule A, and Appendix A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009; Schedule A and Appendix A, to be filed by amendment.

(d)(5)	Investment Sub-Advisory Agreement with RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC)	Incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.
(d)(6)	Investment Sub-Advisory Agreement with Global Index Advisors, Inc.

Incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006. Appendix A incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007. Appendix B, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(d)(7)	Investment Sub-Advisory Agreement with LSV Asset Management	Incorporated by reference to Post-Effective Amendment No. 147, filed January 28, 2010.
(d)(8)	Investment Sub-Advisory Agreement with Cooke & Bieler, L.P.	Incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009.
(d)(9)	Investment Sub-Advisory Agreement with Artisan Partners Limited Partnership	Incorporated by reference to Post-Effective Amendment No. 82, filed March 1, 2005; Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005.
(d)(10)	Investment Sub-Advisory Agreement with Matrix Asset Advisors, Inc.	Incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.
(d)(11)	Sub-Advisory Agreement with Phocas Financial Corporation	Incorporated by reference to Post-Effective Amendment No. 122, filed March 21, 2008.
(d)(12)	Sub-Advisory Agreement with Nelson Capital Management, LLC	Incorporated by reference to Post-Effective Amendment No. 131, filed October 1, 2008.
(d)(13)	Sub-Advisory Agreement with Evergreen Investment Management Company, LLC ("Evergreen Investments")	Incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009.
(d)(14)	Investment Sub-Advisory Contract with Cadence Capital Management	To be filed by amendment.
(d)(15)	Investment Sub-Advisory Contract with Galliard Capital Management, Inc.	To be filed by amendment.
(d)(16)	Investment Sub-Advisory Contract with Peregrine Capital Management, Inc.	To be filed by amendment.
(d)(17)	Sub-Advisory Agreement with First International Advisors, LLC	To be filed by amendment.
(d)(18)	Sub-Advisory Agreement with Metropolitan West Capital Management, LLC	To be filed by amendment.
(d)(19)	Sub-Advisory Agreement with Golden Capital Management, LLC	To be filed by amendment.
(d)(20)	Sub-Advisory Agreement with Crow Point Partners, LLC	To be filed by amendment.
(e)	Distribution Agreement with Wells Fargo Funds Distributor, LLC	Incorporated by reference to Post-Effective Amendment No. 84, filed July 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.
(f)	Not applicable
(g)(1)	Securities Lending Agency Agreement by and among Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Funds Management, LLC and Wells Fargo Bank, N.A.	Incorporated by reference to Post-Effective Amendment No. 134, filed January 28, 2009. Schedule 4, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.
(g)(2)	Master Custodian Agreement with State Street Bank and Trust Company	Incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.
(h)(1)	Administration Agreement with Wells Fargo Funds Management, LLC	Incorporated by reference to Post-Effective Amendment No. 65, filed August 15, 2003; Schedule A to Appendix A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.
(h)(2)	Transfer Agency and Service Agreement with Boston Financial Data Services, Inc.	Incorporated by reference to Post-Effective Amendment No. 92, filed May 1, 2006; Schedule A thereto, incorporated by reference to Post-Effective Amendment No. 147, filed January 28, 2010.
(h)(3)	Shareholder Servicing Plan	Incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.
(h)(4)	Administrative and Shareholder Servicing Agreement, Form of Agreement	Incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007.
(i)	Legal Opinion	Incorporated by reference to Post-Effective Amendment No. 147, filed January 28, 2010 and Post-Effective Amendment No. 139, filed September 28, 2009.
(j)(A)	Consent of Independent Auditors	To be filed by amendment.
(j)(1)	Power of Attorney, Peter G. Gordon	Incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.
(j)(2)	Power of Attorney, Timothy J. Penny	Incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.
(j)(3)	Power of Attorney, Donald C. Willeke	Incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.
(j)(4)	Power of Attorney, Karla M. Rabusch	Incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.
(j)(5)	Power of Attorney, Olivia S. Mitchell	Incorporated by reference to Post-Effective Amendment No. 90, filed March 1, 2006.
(j)(6)	Power of Attorney, Judith M. Johnson	Incorporated by reference to Post-Effective Amendment No. 131, filed October 1, 2008.
(j)(7)	Power of Attorney, Isaiah Harris, Jr.	Incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009.
(j)(8)	Power of Attorney, David F. Larcker	Incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009.
(j)(9)	Power of Attorney, David Berardi	Incorporated by reference to Post-Effective Amendment No. 138, filed June 26, 2009.
(j)(10)	Power of Attorney, Jeremy DePalma, Jr.	Incorporated by reference to Post-Effective Amendment No. 138, filed June 26, 2009.
(j)(11)	Power of Attorney, Kasey Phillips	Incorporated by reference to Post-Effective Amendment No. 142, filed November 19, 2009.
(k)	Not applicable
(l)	Not applicable
(m)	Distribution Plan

Incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment No. 127, filed July 1, 2008; Appendix A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(n)	Rule 18f-3 Multi-Class Plan	Incorporated by reference to Post-Effective Amendment No. 131, filed October 1, 2008; Appendix A thereto, incorporated by reference to Post-Effective Amendment No. 147, filed January 28, 2010.
(o)	Not applicable
(p)(1)	Joint Code of Ethics for Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Variable Trust	Incorporated by reference to Post-Effective Amendment No. 145, filed December 21, 2009.
(p)(2)	Joint Code of Ethics for Wells Fargo Funds Management, LLC and Wells Fargo Funds Distributor, LLC	Incorporated by reference to Post-Effective Amendment No. 145, filed December 21, 2009.
(p)(3)	RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC) Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 143, filed November 25, 2009.
(p)(4)	Schroder Investment Management North America Inc. Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.
(p)(5)	Wells Capital Management Incorporated Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 127, filed July 1, 2008.
(p)(6)	LSV Asset Management Code of Ethics and Personal Trading Policy	Incorporated by reference to Post-Effective Amendment No. 138, filed June 26, 2009.
(p)(7)	Cooke & Bieler, L.P. Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 127, filed July 1, 2008.
(p)(8)	Artisan Partners Limited Partnership Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 129, filed September 26, 2008.
(p)(9)	Matrix Asset Advisors, Inc. Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005.
(p)(10)	Global Index Advisors, Inc. Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007.
(p)(11)	Phocas Financial Corporation Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 138, filed June 26, 2009.
(p)(12)	Nelson Capital Management, LLC, Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.
(p)(13)	Evergreen Investments Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 145, filed December 21, 2009.
(p)(14)	Cadence Capital Management Code of Ethics	To be filed by amendment.
(p)(15)	Galliard Capital Management, Inc. Code of Ethics	To be filed by amendment.
(p)(16)	Peregrine Capital Management, Inc. Code of Ethics	To be filed by amendment.
(p)(17)	First International Advisors, LLC Code of Ethics	To be filed by amendment.
(p)(18)	Metropolitan West Capital Management, LLC Code of Ethics	To be filed by amendment.
(p)(19)	Golden Capital Management, LLC Code of Ethics	To be filed by amendment.
(p)(20)	Crow Point Partners, LLC Code of Ethics	To be filed by amendment.

Item 29. Persons Controlled by or Under Common Control with Registrant.

Registrant believes that no person is controlled by or under common control with Registrant.

Item 30. Indemnification.

Article IX of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's Trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Article III, Section 1(t) of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 31. Business or Other Connections of Investment Advisor

(a) Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

(b) Global Index Advisors, Inc. ("GIA"), serves as a sub-adviser to various Funds of Wells Fargo Funds Trust (the "Trust"). The descriptions of GIA in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of GIA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(c) Wells Capital Management Incorporated ("Wells Capital Management"), a wholly owned subsidiary of Wells Fargo Bank, serves as sub-adviser to various Funds of the Trust. The descriptions of Wells Capital Management in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wells Capital Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(d) Schroder Investment Management North America Inc. ("Schroder"), serves as sub-adviser to the Small Cap Opportunities Fund of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(e) RCM Capital Management, LLC, serves as sub-adviser for the Specialized Technology Fund and Specialized Health Sciences Fund of the Trust. The descriptions of RCM in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of RCM is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(f) LSV Asset Management ("LSV") serves as co-sub-adviser for the International Equity Fund of the Trust. The descriptions of LSV in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of LSV is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(g) Cooke & Bieler, L.P. ("Cooke & Bieler") serves as sub-adviser for the Wells Fargo C&B Mid Cap Value Fund and Wells Fargo C&B Tax-Managed Value Fund of the Trust and for the C&B Large Cap Value Portfolio of Master Trust in which the C&B Large Cap Value Fund invests. The descriptions of Cooke & Bieler in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cooke & Bieler is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(h) Artisan Partners Limited Partnership ("Artisan") serves as co-sub-adviser for the International Equity Fund of the Trust. The descriptions of Artisan in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Artisan is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(i) Matrix Asset Advisors, Inc. ("Matrix") serves as Sub-Adviser for the Growth and Income Fund and Large Company Core Fund of the Trust. The descriptions of Matrix in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Matrix is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(j) Phocas Financial Corporation ("Phocas") serves as Sub-Adviser for the Large Company Value Fund of the Trust. The descriptions of Phocas in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Phocas is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(k) Nelson Capital Management, LLC ("Nelson") serves as Sub-Adviser for the Social Sustainability Fund of the Trust. The descriptions of Nelson in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Nelson is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(l) Evergreen Investments serves as sub-adviser to the International Core Fund. The descriptions of Evergreen Investments in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Evergreen Investments is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(m) Cadence Capital Management ("Cadence") serves as sub-adviser to the Large Cap Appreciation Fund. The descriptions of Cadence in Parts A and B of this Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cadence is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(n) Galliard Capital Management, Inc. ("Galliard"), an indirect, wholly-owned subsidiary of Wells Fargo & Company serves as sub-adviser to the Stable Income Fund. The descriptions of Galliard in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Galliard is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(o) Peregrine Capital Management, Inc. ("Peregrine"), an indirect wholly-owned subsidiary of Wells Fargo & Company, serves as sub-adviser to the Large Company Growth Fund. The descriptions of Peregrine in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(p) First International Advisors, LLC an indirect wholly-owned subsidiary of Wells Fargo & Company, serves as sub-adviser to the International Bond Fund. The descriptions of Peregrine in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(q) Metropolitan West Capital Management, LLC ("MWCM") an indirect subsidiary of Wells Fargo & Company, serves as sub-adviser to the Intrinsic Value Fund. The descriptions of MWCM in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of MWCM is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(r) Golden Capital Management, LLC ("Golden") an indirect wholly-owned subsidiary of Wells Fargo & Company, serves as sub-adviser to the Large Cap Core Fund. The descriptions of Golden in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Golden is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(s) Crow Point Partners, LLC ("Crow Point") serves as sub-adviser to the Utility and Telecommunications Fund. The descriptions of Crow Point in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Crow Point is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Item 32. Principal Underwriter.

(a) Wells Fargo Funds Distributor, LLC, distributor for the Registrant, also acts as principal underwriter for Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Wells Fargo Master Trust, all of which are registered open-end management investment companies.

(b) The following table provides information for each director and officer of Wells Fargo Funds Distributor, LLC.

Name	Positions and Offices with Underwriter	Positions and Offices with Fund
Karla M. Rabusch Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Chairman of the Board	President
Cara Peck Wells Fargo Funds Distributor, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Director, President and Secretary	None
A. Erdem Cimen Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Director, Financial Operations Officer (FINOP)	None
Carol J. Lorts Wells Fargo Funds Distributor, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Chief Compliance Officer	Assistant Secretary
Samuel H. Hom Wells Fargo Funds Distributor, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer
Randy Henze Wells Fargo Funds Management, LLC 100 Heritage Reserve Menomonee Falls, WI 53051	Director	None

(c) Not applicable.

Item 33. Location of Accounts and Records.

(a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, CA 94105.

(b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, 12th Floor, San Francisco, CA 94105.

(c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

(d) Global Index Advisors, Inc. maintains all Records relating to their services as sub-adviser at 29 North Park Square NE, Suite 201, Marietta, GA 30060.

(e) Wells Fargo Funds Distributor, LLC maintains all Records relating to its services as distributor at 525 Market Street, 12th Floor, San Francisco, CA 94105.

(f) Wells Fargo Bank, N.A. (formerly Wells Fargo Bank Minnesota, N.A.) maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, MN 55479-0040.

(g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, CA 94105.

(h) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 875 Third Avenue, 22nd Floor, New York, New York 10022.

(i) RCM Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at Four Embarcadero Center, San Francisco, California 94111.

(j) LSV Asset Management maintains all Records relating to its services as investment sub-adviser at One North Wacker Drive, Suite 4000, Chicago, Illinois 60606.

(k) Cooke & Bieler, L.P. maintains all Records relating to its services as investment sub-adviser at 1700 Market Street, Philadelphia, PA 19103.

(l) Artisan Partners Limited Partnership maintains all Records relating to its services as investment sub-adviser at 875 East Wisconsin Avenue, Suite 800, Milwaukee, WI 53202.

(m) Matrix Asset Advisors, Inc. maintains all Records relating to its services as investment sub-adviser at 747 Third Avenue, 31st Floor, New York, New York 10017.

(n) Phocas Financial Corporation maintains all Records relating to its services as investment sub-adviser at 980 Atlantic Avenue, suite 106, Alameda, California 94501.

(o) Nelson Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at 1860 Embarcadero Road, Suite 140, Palo Alto California 94303.

(p) Evergreen Investments maintains all Records relating to its services as investment sub-adviser at 200 Berkeley Street, Boston, MA 02116.

(q) Cadence Capital Management maintains all Records relating to its services as investment sub-adviser at 265 Franklin Street, Boston, MA 02110.

(r) Galliard Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 1100, Minneapolis, MN 55479.

(s) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 1850, Minneapolis, MN 55402.

(t) First International Advisors, LLC maintains all Records relating to its services as investment sub-adviser at Centurion House, 24 Monument Street, London, ENGLAND, EC3M 3BD

(u) Metropolitan West Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at 610 Newport Center Drive, Suite 1000, Newport Beach, CA 92660.

(v) Golden Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at 5 Resource Square, Suite 150, 10715 David Taylor Drive, Charlotte, North Carolina 28262.

(w) Crow Point Partners, LLC maintains all Records relating to its services as investment sub-adviser at 10 The New Driftway, Scituate, Massachusetts 02066.

Item 34. Management Services.

Other than as set forth under the captions "Organization and Management of the Funds" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 35. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 27th day of April, 2010.

WELLS FARGO FUNDS TRUST

By: /s/ Carol J. Lorts
--------------------
Carol J. Lorts
Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 154 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

/s/ Peter G. Gordon Peter G. Gordon* Trustee	/s/ Isaiah Harris, Jr. Isaiah Harris, Jr.* Trustee	/s/ Judith M. Johnson Judith M. Johnson* Trustee
/s/ David F. Larcker David F. Larcker* Trustee	/s/ Olivia S. Mitchell Olivia S. Mitchell* Trustee	/s/ Timothy J. Penny Timothy J. Penny* Trustee
/s/ Donald C. Willeke Donald C. Willeke* Trustee	/s/ Karla M. Rabusch Karla M. Rabusch* President (Principal Executive Officer)	/s/ Kasey Phillips Kasey Phillips* Treasurer (Principal Financial Officer)

*By: /s/ Carol J. Lorts
Carol J. Lorts
As Attorney-in-Fact
April 27, 2010